UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

October 31, 2021

Pacer Trendpilot® US Large Cap ETF	*Ticker: PTLC*
Pacer Trendpilot® US Mid Cap ETF	*Ticker: PTMC*
Pacer Trendpilot® 100 ETF	*Ticker: PTNQ*
Pacer Trendpilot® European Index ETF	*Ticker: PTEU*
Pacer Trendpilot® International ETF	*Ticker: PTIN*
Pacer Trendpilot® US Bond ETF	*Ticker: PTBD*
Pacer Trendpilot® Fund of Funds ETF	*Ticker: TRND*
Pacer Global Cash Cows Dividend ETF	*Ticker: GCOW*
Pacer US Cash Cows 100 ETF	*Ticker: COWZ*
Pacer US Small Cap Cash Cows 100 ETF	*Ticker: CALF*
Pacer Developed Markets International Cash Cows 100 ETF	*Ticker: ICOW*
Pacer US Cash Cows Growth ETF	*Ticker: BUL*
Pacer Emerging Markets Cash Cows 100 ETF	*Ticker: ECOW*
Pacer Cash Cows Fund of Funds ETF	*Ticker: HERD*
Pacer WealthShield ETF	*Ticker: PWS*
Pacer Benchmark Industrial Real Estate SCTR℠ ETF	*Ticker: INDS*
Pacer Benchmark Data & Infrastructure Real Estate SCTR℠ ETF	*Ticker: SRVR*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	*Ticker: SZNE*
Pacer CSOP FTSE China A50 ETF	*Ticker: AFTY*
Pacer BioThreat Strategy ETF	*Ticker: VIRS*
Pacer Lunt Large Cap Alternator ETF	*Ticker: ALTL*
Pacer Lunt Midcap Multi-Factor Alternator ETF	*Ticker: PAMC*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	*Ticker: PALC*
Pacer US Export Leaders ETF	*Ticker: PEXL*
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	*Ticker: TRPL*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	*Ticker: QDPL*
Pacer Pacific Asset Floating Rate High Income ETF	*Ticker: FLRT*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2021

Pacer Trendpilot® US Large Cap ETF

Sector(a)	Percentage of Net Assets
Technology	24.2%
Consumer, Non-Cyclical	19.5%
Communications	15.7%
Financial	15.1%
Consumer, Cyclical	10.3%
Industrial	7.8%
Energy	2.9%
Utilities	2.4%
Basic Materials	2.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	3.3%
Liabilities in excess of other assets	-3.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Sector(a)	Percentage of Net Assets
Financial	13.6%
Industrial	11.4%
Consumer, Non-Cyclical	9.5%
Consumer, Cyclical	9.2%
Technology	4.9%
Basic Materials	2.4%
Energy	2.2%
Communications	1.7%
Utilities	1.5%
Short-Term Investments	43.6%
Investments Purchased with Proceeds from Securities Lending	14.3%
Liabilities in excess of other assets	-14.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Mid Cap Index.

Pacer Trendpilot® 100 ETF

Sector(a)	Percentage of Net Assets
Technology	26.0%
Communications	16.8%
Consumer, Non-Cyclical	6.9%
Consumer, Cyclical	6.1%
Industrial	0.9%
Utilities	0.5%
Short-Term Investments	43.0%
Investments Purchased with Proceeds from Securities Lending	1.3%
Liabilities in excess of other assets	-1.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer Trendpilot® European Index ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	18.3%
Financial	17.4%
Consumer, Cyclical	14.6%
Industrial	14.5%
Technology	12.2%
Communications	6.1%
Basic Materials	6.1%
Utilities	6.0%
Energy	3.8%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	12.6%
Liabilities in excess of other assets	-11.8%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Trendpilot® International ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	23.2%
Financial	20.4%
Industrial	12.5%
Consumer, Cyclical	12.4%
Technology	6.3%
Communications	6.0%
Basic Materials	6.0%
Investment Companies	5.1%
Energy	4.8%
Utilities	2.7%
Diversified	0.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	4.7%
Liabilities in excess of other assets	-4.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® International Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer Trendpilot® US Bond ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	20.8%
Communications	15.9%
Financial	15.5%
Consumer, Non-Cyclical	12.6%
Industrial	12.1%
Energy	11.7%
Basic Materials	7.5%
Technology	1.9%
Utilities	0.4%
Short-Term Investments	0.4%
Investments Purchased with Proceeds from Securities Lending	26.2%
Liabilities in excess of other assets	-25.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Bond Index.

Pacer Trendpilot® Fund of Funds ETF

Sector(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® Fund of Funds Index.

Pacer Global Cash Cows Dividend ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	39.1%
Communications	20.0%
Energy	9.4%
Consumer, Cyclical	8.5%
Basic Materials	7.6%
Industrial	5.5%
Technology	4.9%
Utilities	3.3%
Diversified	1.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	13.8%
Liabilities in excess of other assets	-13.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer US Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	31.3%
Consumer, Non-Cyclical	20.3%
Technology	12.3%
Communications	11.5%
Basic Materials	7.5%
Industrial	7.2%
Energy	6.4%
Financial	2.5%
Utilities	0.7%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	15.3%
Liabilities in excess of other assets	-15.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer US Small Cap Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	51.4%
Consumer, Non-Cyclical	16.5%
Industrial	12.7%
Energy	6.2%
Communications	5.3%
Basic Materials	2.7%
Financial	2.7%
Technology	2.5%
Short-Term Investments	0.0%*
Investments Purchased with Proceeds from Securities Lending	30.2%
Liabilities in excess of other assets	-30.2%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Developed Markets International Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	22.8%
Communications	19.2%
Consumer, Non-Cyclical	18.0%
Industrial	16.2%
Basic Materials	10.0%
Energy	7.1%
Technology	4.2%
Diversified	1.9%
Short-Term Investments	0.5%
Investments Purchased with Proceeds from Securities Lending	2.2%
Liabilities in excess of other assets	-2.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer US Cash Cows Growth ETF

Sector(a)	Percentage of Net Assets
Technology	34.9%
Consumer, Non-cyclical	24.5%
Communications	18.3%
Consumer, Cyclical	12.7%
Industrial	6.6%
Basic Materials	1.7%
Energy	1.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	19.9%
Liabilities in excess of other assets	-19.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows Growth Index.

Pacer Emerging Markets Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Basic Materials	17.2%
Consumer, Cyclical	15.8%
Industrial	14.8%
Energy	12.9%
Consumer, Non-Cyclical	12.6%
Communications	12.5%
Utilities	5.9%
Technology	3.1%
Diversified	3.0%
Financial	1.6%
Short-Term Investments	0.3%
Other assets in excess of liabilities	0.3%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Cash Cows Fund of Funds ETF

Sector(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Cash Cows Fund of Funds Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer WealthShield ETF

Sector(a)	Percentage of Net Assets
Financial	40.0%
Technology	22.9%
Communications	20.0%
Consumer, Cyclical	13.6%
Consumer, Non-cyclical	2.9%
Industrial	0.4%
Energy	0.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	14.5%
Liabilities in excess of other assets	-14.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

Sector(a)	Percentage of Net Assets
Financial	99.8%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	6.6%
Liabilities in excess of other assets	-6.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Benchmark Industrial Real Estate SCTRSM Index.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

Sector(a)	Percentage of Net Assets
Financial	79.1%
Communications	13.0%
Industrial	7.8%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	11.3%
Liabilities in excess of other assets	-11.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Benchmark Data & Infrastructure Real Estate SCTRSM Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	26.0%
Industrial	25.8%
Technology	18.2%
Basic Materials	17.0%
Consumer, Non-Cyclical	6.4%
Communications	5.0%
Financial	0.9%
Energy	0.5%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	21.3%
Liabilities in excess of other assets	-21.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer CSOP FTSE China A50 ETF

Sector(a)	Percentage of Net Assets
Financial	36.1%
Consumer, Non-Cyclical	33.2%
Consumer, Cyclical	9.7%
Industrial	7.5%
Energy	5.5%
Basic Materials	3.9%
Communications	2.7%
Utilities	1.3%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the FTSE China A50 Net Total Return Index.

Pacer BioThreat Strategy ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	54.4%
Consumer, Cyclical	15.4%
Communications	10.6%
Technology	10.5%
Industrial	7.1%
Basic Materials	1.8%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	16.4%
Liabilities in excess of other assets	-16.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BioShares BioThreat Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer Lunt Large Cap Alternator ETF

Sector(a)	Percentage of Net Assets
Technology	34.7%
Consumer, Cyclical	18.3%
Energy	16.6%
Financial	9.7%
Communications	8.0%
Consumer, Non-cyclical	5.8%
Industrial	4.5%
Basic Materials	2.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	8.1%
Liabilities in excess of other assets	-7.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Equity Rotation Index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

Sector(a)	Percentage of Net Assets
Financial	29.9%
Consumer, Cyclical	22.9%
Consumer, Non-Cyclical	12.5%
Industrial	12.0%
Energy	9.7%
Technology	6.4%
Basic Materials	3.6%
Communications	2.1%
Utilities	0.9%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	28.3%
Liabilities in excess of other assets	-28.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. MidCap Multi-Factor Rotation Index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

Sector(a)	Percentage of Net Assets
Technology	19.5%
Financial	19.2%
Communications	17.0%
Consumer, Cyclical	17.0%
Consumer, Non-Cyclical	13.8%
Industrial	10.1%
Basic Materials	1.8%
Energy	1.5%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	10.2%
Liabilities in excess of other assets	-10.2%
Total	100.0%

* Less than 0.05%.

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer US Export Leaders ETF

Sector(a)	Percentage of Net Assets
Technology	34.3%
Industrial	20.0%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	8.8%
Basic Materials	8.7%
Communications	5.2%
Energy	5.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	17.7%
Liabilities in excess of other assets	-17.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

Sector(a)	Percentage of Net Assets
Technology	22.5%
Consumer, Non-Cyclical	18.1%
Communications	14.7%
Financial	14.0%
Consumer, Cyclical	9.5%
Industrial	7.2%
Energy	2.7%
Utilities	2.2%
Basic Materials	1.9%
Short-Term Investments	2.3%
Other assets in excess of liabilities	4.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 300.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

Sector(a)	Percentage of Net Assets
Technology	21.7%
Consumer, Non-Cyclical	17.5%
Communications	14.1%
Financial	13.4%
Consumer, Cyclical	9.3%
Industrial	7.0%
Energy	2.6%
Utilities	2.1%
Basic Materials	1.8%
Short-Term Investments	8.5%
Other assets in excess of liabilities	2.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 400.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2021

Pacer Pacific Asset Floating Rate High Income ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	24.4%
Industrial	18.7%
Consumer, Non-cyclical	15.3%
Communications	14.5%
Technology	13.3%
Financial	6.9%
Energy	2.8%
Basic Materials	2.4%
Other assets in excess of liabilities	1.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the S&P LSTA U.S. Leverage Loan 100 Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Total Return Index, (ii) 50% to the S&P 500 Total Return Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Large Cap ETF - NAV	42.00%	12.90%	13.33%	8.75%
Pacer Trendpilot® US Large Cap ETF - Market	41.96%	12.87%	13.34%	8.75%
Pacer Trendpilot® US Large Cap Index(3)	42.91%	13.58%	14.03%	9.41%
S&P 500® Index(3)	42.91%	21.48%	18.93%	15.20%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index. The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Mid Cap ETF - NAV	30.29%	6.27%	8.87%	6.67%
Pacer Trendpilot® US Mid Cap ETF - Market	30.36%	6.26%	8.85%	6.67%
Pacer Trendpilot® US Mid Cap Index(3)	31.35%	6.97%	9.53%	7.34%
S&P MidCap 400 Index(3)	48.90%	17.07%	14.89%	11.55%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer NASDAQ-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Index and its 200-business day historical simple moving average.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® 100 ETF - NAV	20.66%	21.33%	21.15%	14.45%
Pacer Trendpilot® 100 ETF - Market	20.60%	21.14%	21.10%	14.45%
Pacer NASDAQ-100 Trendpilot® Index(3)	21.43%	21.86%	21.84%	15.13%
NASDAQ-100 Index(3)	44.43%	32.74%	28.25%	23.11%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® European Index ETF - NAV	23.90%	1.57%	2.81%	1.21%
Pacer Trendpilot® European Index ETF - Market	24.58%	1.59%	2.66%	1.22%
Pacer Trendpilot® European Index(3)	26.39%	3.18%	4.37%	2.72%
FTSE Eurozone Index (USD)(3)	44.44%	13.44%	11.56%	10.19%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot International ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot International Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P Developed Ex-U.S. LargeCap Index is based on the total return version of the S&P Developed Ex-U.S. LargeCap Local Currency Index and reflects the reinvestment of dividends paid by the securities in the S&P Developed Ex-U.S. LargeCap Index. The Index is expected to be predominantly invested in the components of the S&P Developed Ex-U.S. LargeCap Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.

The S&P Developed Ex-US LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Trendpilot International ETF - NAV	35.20%	7.72%
Pacer Trendpilot International ETF - Market	35.22%	7.83%
Pacer Trendpilot International Index	36.02%	8.76%
S&P Developed Ex-US Large Cap Index (USD)(3)	39.75%	12.87%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 29, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot US Bond ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 22, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot US Bond Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index.

The S&P U.S. High Yield Corporate Bond Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The S&P U.S. Treasury Bond 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the S&P U.S. High Yield Corporate Bond Index by the value of the S&P U.S. Treasury Bond 7-10 Year Index.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Trendpilot US Bond ETF - NAV	6.10%	6.49%
Pacer Trendpilot US Bond ETF - Market	5.62%	6.49%
Pacer Trendpilot US Bond Index(3)	9.07%	8.51%
S&P U.S. High Yield Corporate Bond IndexTM(3)	10.16%	6.61%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is October 22, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200 business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component. The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S. Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	S&P U.S. High Yield Corporate Bond Index

The S&P 1200 Index captures approximately 70% of global market capitalization.

Pacer Trendpilot Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Trendpilot Fund of Funds ETF - NAV	26.07%	9.28%
Pacer Trendpilot Fund of Funds ETF - Market	26.41%	9.26%
Pacer Trendpilot Fund of Funds Index(3)	27.56%	10.51%
S&P 1200 Index(3)	39.32%	17.96%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.15%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE All-World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Global Cash Cows Dividend ETF - NAV	32.52%	5.62%	6.66%	7.26%
Pacer Global Cash Cows Dividend ETF - Market	32.95%	5.53%	6.57%	7.24%
Pacer Global Cash Cows Dividend Index(3)	34.21%	6.51%	7.60%	8.20%
FTSE All-World Developed Large-Cap Index(3)	32.64%	18.97%	16.31%	16.25%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the Russell 1000® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer US Cash Cows 100 ETF - NAV	66.29%	19.67%	15.22%
Pacer US Cash Cows 100 ETF - Market	66.30%	19.52%	15.17%
Pacer US Cash Cows 100 Index(3)	67.23%	20.13%	15.67%
Russell 1000® Index(3)	43.51%	22.01%	18.12%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial Index universe is derived from the component companies of the S&P Small Cap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600® Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer US Small Cap Cash Cows 100 ETF - NAV	71.21%	19.26%	14.57%
Pacer US Small Cap Cash Cows 100 ETF - Market	71.60%	19.01%	14.53%
Pacer US Small Cap Cash Cows Index(3)	72.14%	19.60%	14.83%
S&P SmallCap 600® Index(3)	58.94%	14.83%	13.17%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF - NAV	39.40%	9.84%	7.50%
Pacer Developed Markets International Cash Cows 100 ETF - Market	41.33%	10.23%	7.71%
Pacer Developed Markets International Cash Cows 100 Index(3)	41.66%	10.97%	8.53%
FTSE Developed ex-US Index(3)	34.98%	14.03%	8.04%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows Growth Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The S&P 900 Pure Growth Index cis made up of approximately 150 companies that exhibit strong growth characteristics from the S&P 500 and S&P MidCap 400.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer US Cash Cows Growth ETF - NAV	50.01%	22.98%
Pacer US Cash Cows Growth ETF - Market	50.65%	23.00%
Pacer US Cash Cows Growth Index(3)	50.52%	23.21%
S&P 900 Pure Growth Index(3)	47.08%	24.73%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Emerging Markets Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Emerging Markets Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields.

The FTSE Emerging Markets Index is comprised of all the countries that make up the advanced emerging markets and secondary emerging markets within the FTSE Global Equity Index Series.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Emerging Markets Cash Cows 100 ETF - NAV	26.81%	4.40%
Pacer Emerging Markets Cash Cows 100 ETF - Market	26.63%	4.70%
Pacer Emerging Markets Cash Cows 100 Index(3)	29.73%	6.40%
FTSE Emerging Markets Index(3)	17.05%	9.29%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The FTSE All World Developed Index is a market-capitalization weighted index representing the performance of large and mid cap companies in Developed and Emerging Markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Cash Cows Fund of Funds ETF - NAV	52.28%	15.65%
Pacer Cash Cows Fund of Funds ETF - Market	52.28%	15.52%
Pacer Cash Cows Fund of Funds Index(3)	52.46%	16.16%
FTSE All World Developed Index(3)	39.90%	17.93%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.15%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer WealthShield ETF - NAV	37.87%	13.61%	9.57%
Pacer WealthShield ETF - Market	38.44%	13.72%	9.58%
Pacer WealthShield Index(3)	38.18%	13.70%	9.89%
S&P 500® Index(3)	42.91%	21.48%	17.27%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Kelly Industrial Real Estate Index (formerly known as the Benchmark Industrial Real Estate SCTRSM Index) is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derivate at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer Benchmark Industrial Real Estate SCTRSM ETF - NAV	50.50%	28.52%	24.63%
Pacer Benchmark Industrial Real Estate SCTRSM ETF - Market	50.74%	28.40%	24.61%
Kelly Industrial Real Estate Index(3)	51.56%	29.59%	25.59%
FTSE NAREIT All Equity REITS Total Return Index	45.66%	15.30%	14.44%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 14, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Kelly Data Center & Tech Infrastructure Index (formerly known as the Benchmark Data & Infrastructure Real Estate SCTRSM Index)is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF - NAV	20.92%	20.80%	17.66%
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF - Market	20.98%	20.75%	17.67%
Kelly Data Center & Tech Infrastructure Index(3)	21.65%	21.71%	18.58%
FTSE NAREIT All Equity REITS Total Return Index(3)	45.66%	15.30%	14.99%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented September 16, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - NAV	44.58%	16.72%	15.35%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - Market	44.99%	16.63%	15.30%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index(3)	45.58%	17.93%	16.44%
S&P 500® Index(3)	42.91%	21.48%	18.44%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CSOP FTSE China A50 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 10, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The FTSE China A50 Net Total Return Index® is comprised of the A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited, which is not affiliated with the Fund, Pacer Advisors, Inc, CSOP Asset Management Limited (“CSOP” or “CSOP Sub-Adviser”) or the Fund’s distributor. The Index is a real-time, tradable index comprising of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer CSOP FTSE China A50 ETF - NAV	7.59%	17.97%	13.17%	8.47%
Pacer CSOP FTSE China A50 ETF - Market	6.84%	17.07%	12.95%	8.36%
FTSE China A50 Net Total Return Index®(3)	7.91%	18.76%	13.92%	8.87%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 10, 2015. The Fund is the successor to the investment performance of the CSOP FTSE China A50 ETF (the “Predecessor CSOP”) as a result of the reorganization of the Predecessor CSOP Fund into the Fund on January 23, 2020. Accordingly, the performance information shown in the chart and table above for periods prior to January 23, 2020 is that of the Predecessor CSOP Fund’s Shares for the Fund. The Predecessor CSOP Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BioThreat Strategy ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The LifeSci BioThreat Strategy Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote 2 connectivity. The Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six moths of at least $2 million.

Cumulative Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer BioThreat Strategy ETF - NAV	30.20%	29.79%
Pacer BioThreat Strategy ETF - Market	30.63%	29.83%
LifeSci BioThreat Strategy Index(3)	31.20%	30.77%
S&P 500® Index(3)	42.91%	37.62%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Equity Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index.

Cumulative Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Lunt Large Cap Alternator ETF - NAV	81.37%	59.08%
Pacer Lunt Large Cap Alternator ETF - Market	81.81%	59.14%
Lunt Capital U.S. Large Cap Equity Rotation Index(3)	83.58%	60.78%
S&P 500® Index(3)	42.91%	37.62%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. MidCap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

Cumulative Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Lunt Midcap Multi-Factor Alternator ETF - NAV	33.91%	36.77%
Pacer Lunt Midcap Multi-Factor Alternator ETF - Market	34.57%	36.97%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index(3)	36.17%	38.41%
S&P MidCap 400® Index(3)	48.90%	44.29%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

Cumulative Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Lunt Large Cap Multi-Factor Alternator ETF - NAV	56.99%	49.86%
Pacer Lunt Large Cap Multi-Factor Alternator ETF - Market	57.82%	49.93%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(3)	58.40%	51.20%
S&P 500® Index(3)	42.91%	37.62%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer US Export Leaders ETF - NAV	47.89%	25.18%	19.63%
Pacer US Export Leaders ETF - Market	48.81%	25.12%	19.63%
Pacer US Export Leaders Index(3)	48.81%	25.94%	20.40%
S&P 900 IndexTM(3)	43.29%	21.20%	18.05%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 300 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 300% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - NAV	4.96%
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - Market	5.08%
Metaurus US Large Cap Dividend Multiplier Return Index – Series 300 (3)	5.17%
S&P 500® Index (3)	5.44%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 12, 2021, is 0.79%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 400 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - NAV	4.84%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - Market	5.14%
Metaurus US Large Cap Dividend Multiplier Return Index – Series 400 (3)	5.05%
S&P 500® Index (3)	5.44%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 12, 2021, is 0.79%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Pacific Asset Floating Rate High Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The S&P/LSTA U.S. Leveraged Loan 100 Index is an index designed to reflect the performance of the largest facilities in the leveraged loan market.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Pacific Asset Floating Rate High Income ETF - NAV	6.02%	3.75%	3.37%	3.29%
Pacer Pacific Asset Floating Rate High Income ETF - Market	5.88%	3.68%	3.25%	3.30%
S&P/LSTA U.S. Leveraged Loan 100 Index (3)	7.08%	3.99%	4.11%	3.78%
S&P 500® Index (3)	42.91%	21.48%	18.93%	14.64%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 25, 2021, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 18, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2021 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$ 1,105.10	$ 3.18
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$ 1,016.10	$ 3.05
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer TrendpilotTM 100 ETF
Actual	0.65%	$1,000.00	$ 1,075.90	$ 3.40
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 1,040.60	$ 3.34
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer Trendpilot International ETF
Actual	0.65%	$1,000.00	$ 1,044.60	$ 3.35
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer Trendpilot US Bond ETF
Actual	0.60%	$1,000.00	$ 994.70	$ 3.02
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Trendpilot Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 1,046.50	$ 0.77
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.45	$ 0.77
Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 993.50	$ 3.01
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2021 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(a)
Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 1,080.50	$ 2.57
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.74	$ 2.50
Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 1,029.40	$ 3.02
Hypothetical(b)	0.59%	$1,000.00	$ 1,022.23	$ 3.01
Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 980.40	$ 3.24
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer US Cash Cows Growth ETF
Actual	0.60%	$1,000.00	$ 1,125.90	$ 3.22
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Emerging Markets Cash Cows 100 ETF
Actual	0.70%	$1,000.00	$ 947.50	$ 3.44
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.68	$ 3.57
Pacer Cash Cows Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 1,041.60	$ 0.77
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.45	$ 0.77
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 1,072.20	$ 3.13
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$ 1,184.10	$ 3.30
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$ 1,061.30	$ 3.12
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$ 1,035.70	$ 3.08
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer CSOP FTSE China A50 ETF
Actual	0.70%	$1,000.00	$ 944.70	$ 3.43
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.68	$ 3.57
Pacer BioThreat Strategy ETF
Actual	0.70%	$1,000.00	$ 1,155.00	$ 3.80
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.68	$ 3.57
Pacer Lunt Large Cap Alternator ETF
Actual	0.60%	$1,000.00	$ 1,071.10	$ 3.13
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Lunt Midcap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 979.10	$ 2.99
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 1,112.50	$ 3.19
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 1,095.20	$ 3.17
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2021 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(a)
Pacer Pacific Asset Floating Rate High Income ETF
Actual	0.68%	$1,000.00	$ 1,016.70	$ 3.46
Hypothetical(b)	0.68%	$1,000.00	$ 1,021.78	$ 3.47

	Fund’s Annual Expense Ratio	Beginning Account Value 07/12/21(c)	Ending Account Value 10/31/21	Expenses Paid During Period
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Actual	0.79%	$1,000.00	$ 1,049.60	$ 2.46(d)
Hypothetical(b)	0.79%	$1,000.00	$ 1,012.80	$ 2.42(a)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Actual	0.79%	$1,000.00	$ 1,048.60	$ 2.46(d)
Hypothetical(b)	0.79%	$1,000.00	$ 1,012.80	$ 2.42(a)

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.
(c)	Inception date of the Fund.
(d)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (111) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.4%
Advertising — 0.1%
Omnicom Group, Inc.	11,577	$788,162
The Interpublic Group of Cos., Inc.	20,479	748,917
		1,537,079
Aerospace/Defense — 1.4%
General Dynamics Corp.	11,934	2,419,618
Howmet Aerospace, Inc.	20,530	609,536
L3Harris Technologies, Inc.	10,554	2,433,119
Lockheed Martin Corp.	12,669	4,210,162
Northrop Grumman Corp.	7,982	2,851,330
Raytheon Technologies Corp.	78,252	6,953,473
Teledyne Technologies, Inc. (a)	2,436	1,094,300
The Boeing Co. (a)	28,426	5,885,035
TransDigm Group, Inc. (a)	2,803	1,748,567
		28,205,140
Agriculture — 0.7%
Altria Group, Inc.	95,679	4,220,401
Archer-Daniels-Midland Co.	29,471	1,893,217
Philip Morris International, Inc.	80,197	7,581,824
		13,695,442
Airlines — 0.2%
Alaska Air Group, Inc. (a)	6,570	346,896
American Airlines Group, Inc. (a)(b)	32,931	632,275
Delta Air Lines, Inc. (a)	32,847	1,285,303
Southwest Airlines Co. (a)	30,443	1,439,345
United Airlines Holdings, Inc. (a)	16,426	757,896
		4,461,715
Apparel — 0.7%
Hanesbrands, Inc. (b)	19,481	331,956
NIKE, Inc. - Class B	65,435	10,946,621
PVH Corp. (a)	3,958	432,728
Ralph Lauren Corp. (b)	2,497	317,544
Tapestry, Inc.	14,485	564,625
Under Armour, Inc. - Class A (a)(b)	9,993	219,446
Under Armour, Inc. - Class C (a)	10,489	198,032
VF Corp.	16,505	1,202,885
		14,213,837
Auto Manufacturers — 2.8%
Cummins, Inc.	7,593	1,821,105
Ford Motor Co. (a)	201,219	3,436,820
General Motors Co. (a)	74,292	4,043,714
PACCAR, Inc.	17,853	1,599,986
Tesla Motors, Inc. (a)	41,340	46,052,760
		56,954,385
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	13,896	2,402,480
BorgWarner, Inc.	12,329	555,668
		2,958,148

	Shares	Value
Banks — 5.4%
Bank of America Corp.	378,954	$18,106,422
Citigroup, Inc.	107,434	7,430,135
Citizens Financial Group, Inc.	21,880	1,036,674
Comerica, Inc.	7,762	660,469
Fifth Third Bancorp	37,463	1,630,764
First Republic Bank	8,946	1,935,288
Huntington Bancshares, Inc.	76,231	1,199,876
JPMorgan Chase & Co.	152,914	25,978,559
KeyCorp.	49,874	1,160,568
M&T Bank Corp. (b)	6,596	970,404
Morgan Stanley	77,285	7,943,352
Northern Trust Corp.	10,706	1,317,266
Regions Financial Corp.	51,061	1,209,124
State Street Corp.	18,121	1,785,825
SVB Financial Group (a)	2,624	1,882,458
The Bank of New York Mellon Corp.	42,457	2,513,454
The Goldman Sachs Group, Inc.	17,695	7,314,228
The PNC Financial Services Group, Inc. (b)	21,820	4,604,675
Truist Financial Corp.	69,391	4,404,247
US Bancorp	70,405	4,250,350
Wells Fargo & Co.	212,847	10,889,253
Zions Bancorp	9,035	569,115
		108,792,506
Beverages — 1.4%
Brown-Forman Corp. - Class B	9,491	644,344
Constellation Brands, Inc. - Class A	8,853	1,919,419
Molson Coors Brewing Co. - Class B (b)	9,985	440,239
Monster Beverage Corp. (a)	19,037	1,618,145
PepsiCo, Inc.	71,036	11,479,418
The Coca-Cola Co.	199,669	11,255,341
		27,356,906
Biotechnology — 1.5%
Amgen, Inc.	29,719	6,150,941
Biogen, Inc. (a)	7,832	2,088,638
Bio-Rad Laboratories, Inc. - Class A (a)	1,117	887,658
Corteva, Inc.	38,333	1,654,069
Gilead Sciences, Inc.	64,678	4,196,309
Illumina, Inc. (a)	7,493	3,110,045
Incyte Corp. (a)	9,475	634,635
Moderna, Inc. (a)	17,193	5,935,195
Regeneron Pharmaceuticals, Inc. (a)	5,495	3,516,470
Vertex Pharmaceuticals, Inc. (a)	13,487	2,494,151
		30,668,111
Building Materials — 0.4%
Carrier Global Corp.	42,959	2,243,749
Fortune Brands Home & Security, Inc.	7,493	759,790

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.4% (Continued)
Building Materials — 0.4% (Continued)
Johnson Controls International PLC	34,292	$2,516,004
Martin Marietta Materials, Inc. (b)	3,222	1,265,731
Masco Corp.	13,257	868,996
Vulcan Materials Co.	7,003	1,331,410
		8,985,680
Chemicals — 1.6%
Air Products & Chemicals, Inc.	11,513	3,451,712
Albemarle Corp.	6,006	1,504,323
Celanese Corp.	5,870	948,064
CF Industries Holdings, Inc.	11,550	656,040
Dow, Inc.	38,397	2,149,080
DuPont de Nemours, Inc.	27,751	1,931,470
Eastman Chemical Co.	7,333	762,852
Ecolab, Inc.	12,790	2,842,194
FMC Corp.	6,846	623,054
International Flavors & Fragrances, Inc.	12,811	1,888,982
Linde PLC	26,914	8,590,949
LyondellBasell Industries NV	13,487	1,251,863
Mosaic Co.	18,540	770,708
PPG Industries, Inc.	12,214	1,961,202
The Sherwin-Williams Co.	12,487	3,953,509
		33,286,002
Commercial Services — 2.3%
Automatic Data Processing, Inc.	22,036	4,946,862
Cintas Corp.	4,495	1,946,784
Equifax, Inc.	6,493	1,801,353
FleetCor Technologies, Inc. (a)	4,316	1,067,822
Gartner, Inc. (a)	4,631	1,537,075
Global Payments, Inc.	15,216	2,175,736
IHS Markit Ltd	19,209	2,511,000
MarketAxess Holdings, Inc.	2,011	821,835
Moody’s Corp.	8,305	3,356,466
Nielsen Holdings PLC (b)	18,792	380,538
PayPal Holdings, Inc. (a)	60,323	14,030,527
Quanta Services, Inc.	7,593	920,879
Robert Half International, Inc.	6,377	721,047
Rollins, Inc.	11,386	401,129
S&P Global, Inc. (b)	12,422	5,890,015
United Rentals, Inc. (a)	3,697	1,401,570
Verisk Analytics, Inc.	8,529	1,793,393
		45,704,031
Computers — 7.4%
Accenture PLC - Class A	32,631	11,707,676
Apple, Inc.	810,074	121,349,085
Cognizant Technology Solutions Corp.	27,343	2,135,215
DXC Technology Co. (a)	13,619	443,571

	Shares	Value
Computers — 7.4% (Continued)
Fortinet, Inc. (a)	6,972	$2,344,962
Hewlett Packard Enterprise Co.	68,475	1,003,159
HP, Inc.	64,454	1,954,890
International Business Machines Corp.	46,010	5,755,851
Leidos Holdings, Inc.	7,068	706,659
NetApp, Inc.	11,489	1,025,968
Seagate Technology Holdings PLC	10,367	923,389
Western Digital Corp. (a)	15,633	817,449
		150,167,874
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	43,669	3,327,141
The Estee Lauder Cos., Inc.	11,702	3,795,310
The Procter & Gamble Co.	126,773	18,127,271
		25,249,722
Distribution/Wholesale — 0.3%
Copart, Inc. (a)	10,785	1,674,803
Fastenal Co.	29,541	1,686,200
LKQ Corp. (a)	14,394	792,821
Pool Corp.	2,110	1,086,988
W.W. Grainger, Inc.	2,284	1,057,743
		6,298,555
Diversified Financial Services — 3.8%
American Express Co.	33,653	5,848,218
Ameriprise Financial, Inc.	6,012	1,816,406
BlackRock, Inc.	7,331	6,916,505
Capital One Financial Corp.	23,620	3,567,329
Cboe Global Markets, Inc.	5,863	773,564
CME Group, Inc.	18,481	4,075,985
Discover Financial Services	15,776	1,787,736
Franklin Resources, Inc. (b)	14,680	462,273
Intercontinental Exchange, Inc.	28,916	4,003,709
Invesco Ltd.	19,562	497,071
MasterCard, Inc. - Class A	45,154	15,150,070
Nasdaq, Inc.	6,121	1,284,614
Raymond James Financial, Inc.	9,900	976,041
Synchrony Financial	27,962	1,298,835
T Rowe Price Group, Inc.	11,718	2,541,400
The Charles Schwab Corp.	77,058	6,321,068
The Western Union Co. (b)	22,315	406,579
Visa, Inc. - Class A (b)	87,350	18,498,110
		76,225,513
Electric — 2.3%
Alliant Energy Corp.	12,602	712,895
Ameren Corp.	13,027	1,098,046
American Electric Power Co., Inc.	25,538	2,163,324
CenterPoint Energy, Inc. (b)	28,429	740,291
CMS Energy Corp.	15,027	906,879
Consolidated Edison, Inc.	17,483	1,318,218

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.4% (Continued)
Electric — 2.3% (Continued)
Dominion Energy, Inc.	41,459	$3,147,982
DTE Energy Co.	10,280	1,165,238
Duke Energy Corp.	39,547	4,034,190
Edison International	19,495	1,226,820
Entergy Corp.	10,489	1,080,577
Evergy, Inc.	12,097	771,184
Eversource Energy	17,636	1,497,296
Exelon Corp.	50,289	2,674,872
FirstEnergy Corp.	28,471	1,096,988
NextEra Energy, Inc.	100,904	8,610,138
NRG Energy, Inc.	13,487	537,996
Pinnacle West Capital Corp.	6,000	386,940
PPL Corp.	40,459	1,165,219
Public Service Enterprise Group, Inc. (b)	26,675	1,701,865
Sempra Energy	15,550	1,984,647
Southern Co.	54,432	3,392,202
The AES Corp.	35,213	884,903
WEC Energy Group, Inc.	16,560	1,491,394
Xcel Energy, Inc.	27,649	1,785,849
		45,575,953
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	12,160	1,609,984
Emerson Electric Co.	30,887	2,996,348
Generac Holdings, Inc. (a)	3,255	1,622,813
		6,229,145
Electronics — 1.2%
Agilent Technologies, Inc.	15,666	2,467,238
Allegion PLC	4,947	634,700
Amphenol Corp.	31,181	2,393,765
Fortive Corp.	17,436	1,320,080
Garmin Ltd.	7,493	1,075,995
Honeywell International, Inc.	35,796	7,825,722
Keysight Technologies, Inc. (a)	9,551	1,719,371
Mettler-Toledo International, Inc. (a)	1,220	1,806,674
TE Connectivity Ltd.	17,040	2,487,840
Trimble, Inc. (a)	10,609	926,908
Waters Corp. (a)	3,216	1,182,041
		23,840,334
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	6,635	1,536,865

Engineering & Construction — 0.0% (c)
Jacobs Engineering Group, Inc.	6,676	937,444

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)(b)	10,792	1,181,292

	Shares	Value
Entertainment — 0.1% (Continued)
Live Nation Entertainment, Inc. (a)(b)	7,476	$756,198
Penn National Gaming, Inc. (a)(b)	6,198	443,777
		2,381,267
Environmental Control — 0.3%
Pentair PLC	8,907	658,851
Republic Services, Inc.	11,246	1,513,711
Waste Management, Inc.	20,048	3,212,291
		5,384,853
Food — 0.9%
Campbell Soup Co. (b)	10,483	418,796
Conagra Brands, Inc. (b)	25,659	826,220
General Mills, Inc.	31,971	1,975,808
Hormel Foods Corp. (b)	14,597	617,745
Kellogg Co. (b)	13,297	815,106
Lamb Weston Holdings, Inc.	7,622	430,262
McCormick & Co., Inc.	12,985	1,041,786
Mondelez International, Inc.	72,686	4,414,948
Sysco Corp.	26,300	2,022,470
The Hershey Co.	7,513	1,317,404
The JM Smucker Co. (b)	5,617	690,105
The Kraft Heinz Co.	32,967	1,183,186
The Kroger Co.	39,215	1,569,384
Tyson Foods, Inc. - Class A	15,485	1,238,335
		18,561,555
Forest Products & Paper — 0.1%
International Paper Co.	20,655	1,025,934
Sylvamo Corp. (a)	1,877	52,869
		1,078,803
Gas — 0.1%
Atmos Energy Corp. (b)	6,493	598,135
NiSource, Inc. (b)	19,681	485,530
		1,083,665
Hand/Machine Tools — 0.1%
Snap-On, Inc. (b)	2,922	593,838
Stanley Black & Decker, Inc.	8,305	1,492,658
		2,086,496
Healthcare-Products — 4.0%
Abbott Laboratories	91,228	11,758,377
ABIOMED, Inc. (a)	2,353	781,290
Align Technology, Inc. (a)	3,738	2,333,895
Baxter International, Inc.	26,007	2,053,513
Bio-Techne Corp.	1,290	675,508
Boston Scientific Corp. (a)	73,325	3,162,507
Danaher Corp.	32,610	10,166,820
DENTSPLY SIRONA, Inc. (b)	11,696	669,128
Edwards Lifesciences Corp. (a)	32,167	3,854,250
Henry Schein, Inc. (a)	7,690	587,131
Hologic, Inc. (a)	13,286	973,997

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.4% (Continued)
Healthcare-Products — 4.0% (Continued)
IDEXX Laboratories, Inc. (a)	4,427	$2,949,002
Intuitive Surgical, Inc. (a)	18,195	6,570,760
Medtronic PLC	69,431	8,322,000
PerkinElmer, Inc.	5,881	1,040,290
ResMed, Inc.	7,493	1,969,985
STERIS PLC	4,538	1,060,712
Stryker Corp.	16,841	4,480,885
Teleflex, Inc.	2,497	891,279
The Cooper Cos., Inc.	2,497	1,041,049
Thermo Fisher Scientific, Inc.	20,296	12,848,789
West Pharmaceutical Services, Inc.	3,945	1,695,877
Zimmer Biomet Holdings, Inc.	10,888	1,558,290
		81,445,334
Healthcare-Services — 2.2%
Anthem, Inc.	12,582	5,474,806
Catalent, Inc. (a)	8,696	1,198,831
Centene Corp. (a)	29,941	2,132,997
Charles River Laboratories International, Inc. (a)	2,549	1,143,685
DaVita, Inc. (a)	3,697	381,678
HCA Healthcare, Inc.	13,626	3,412,768
Humana, Inc.	6,609	3,061,024
IQVIA Holdings, Inc. (a)	9,616	2,513,815
Laboratory Corp. of American Holdings (a)	5,027	1,442,850
Quest Diagnostics, Inc.	7,216	1,059,164
UnitedHealth Group, Inc.	48,649	22,401,405
Universal Health Services, Inc. - Class B	4,008	497,393
		44,720,416
Home Builders — 0.2%
DR Horton, Inc.	17,044	1,521,518
Lennar Corp. - Class A	14,143	1,413,310
NVR, Inc. (a)	191	934,907
PulteGroup, Inc.	13,496	648,887
		4,518,622
Home Furnishings — 0.0% (c)
Leggett & Platt, Inc. (b)	6,998	327,856
Whirlpool Corp. (b)	3,249	684,987
		1,012,843
Household Products/Wares — 0.3%
Avery Dennison Corp.	4,495	978,651
Church & Dwight Co., Inc. (b)	12,992	1,134,981
Kimberly-Clark Corp.	17,432	2,257,270
The Clorox Co. (b)	6,493	1,058,424
		5,429,326

	Shares	Value
Housewares — 0.0% (c)
Newell Brands, Inc.	20,278	$464,163

Insurance — 3.3%
Aflac, Inc.	32,970	1,769,500
American International Group, Inc.	44,492	2,629,032
Aon PLC	11,609	3,713,951
Arthur J Gallagher & Co.	9,864	1,653,897
Assurant, Inc.	2,980	480,704
Berkshire Hathaway, Inc. - Class B (a)	94,857	27,224,908
Brown & Brown, Inc.	11,961	754,859
Chubb Ltd.	23,194	4,531,644
Cincinnati Financial Corp.	8,065	979,414
Everest Re Group Ltd.	2,063	539,474
Globe Life, Inc.	4,885	434,863
Lincoln National Corp.	9,311	671,789
Loews Corp.	11,665	654,057
Marsh & McLennan Cos., Inc.	26,178	4,366,490
MetLife, Inc.	38,684	2,429,355
Principal Financial Group, Inc.	13,515	906,721
Prudential Financial, Inc.	20,473	2,253,054
The Allstate Corp.	15,565	1,924,923
The Hartford Financial Services Group, Inc.	18,437	1,344,610
The Progressive Corp.	30,171	2,862,624
The Travelers Cos., Inc.	12,985	2,089,027
W R Berkley Corp.	7,230	575,508
Willis Towers Watson PLC	6,751	1,635,632
		66,426,036
Internet — 11.8%
Alphabet, Inc. - Class A (a)	15,485	45,849,846
Alphabet, Inc. - Class C (a)	14,424	42,773,074
Amazon.com, Inc. (a)	22,309	75,235,541
Booking Holdings, Inc. (a)	2,117	5,124,791
CDW Corp.	7,493	1,398,568
eBay, Inc. (b)	33,304	2,555,083
Etsy, Inc. (a)	6,492	1,627,480
Expedia Group, Inc. (a)	7,132	1,172,572
F5 Networks, Inc. (a)(b)	3,372	711,998
Match Group, Inc. (a)(b)	11,696	1,763,523
Meta Platforms, Inc. - Class A (a)	121,990	39,472,304
Netflix, Inc. (a)	22,790	15,732,165
NortonLifeLock, Inc.	30,576	778,159
Twitter, Inc. (a)	40,813	2,185,128
VeriSign, Inc. (a)	5,133	1,142,965
		237,523,197
Iron/Steel — 0.1%
Nucor Corp.	15,371	1,716,172

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.4% (Continued)
Leisure Time — 0.1%
Carnival Corp. (a)	35,126	$778,392
Norwegian Cruise Line Holdings Ltd. (a)(b)	18,680	480,450
Royal Caribbean Cruises Ltd. (a)	11,291	953,299
		2,212,141
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	14,315	2,060,644
Las Vegas Sands Corp. (a)(b)	16,905	656,083
Marriott International, Inc. (a)	13,675	2,188,273
MGM Resorts International	21,530	1,015,355
Wynn Resorts Ltd. (a)(b)	5,192	466,242
		6,386,597
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	28,082	5,729,009

Machinery-Diversified — 0.7%
Deere & Co.	14,522	4,971,026
Dover Corp.	7,556	1,277,568
IDEX Corp.	4,041	899,405
Ingersoll Rand, Inc. (a)	18,481	993,539
Otis Worldwide Corp.	21,467	1,724,015
Rockwell Automation, Inc.	5,979	1,909,693
Westinghouse Air Brake Technologies Corp.	9,491	861,118
Xylem, Inc.	9,491	1,239,430
		13,875,794
Media — 1.8%
Charter Communications, Inc. - Class A (a)(b)	6,493	4,382,061
Comcast Corp. - Class A	235,318	12,102,405
Discovery, Inc. - Class A (a)(b)	8,491	199,029
Discovery, Inc. - Class C (a)(b)	14,909	336,347
DISH Network Corp. - Class A (a)	13,487	553,911
Fox Corp. - Class A (b)	17,231	684,760
Fox Corp. - Class B	8,699	321,515
News Corp. - Class A	20,479	468,969
News Corp. - Class B	6,493	146,482
The Walt Disney Co. (a)	93,550	15,816,499
ViacomCBS, Inc. - Class B	29,238	1,059,000
		36,070,978
Mining — 0.3%
Freeport-McMoRan, Inc.	75,101	2,832,810
Newmont Goldcorp Corp.	41,222	2,225,988
		5,058,798
Miscellaneous Manufacturing — 1.2%
3M Co.	29,804	5,325,379
A O Smith Corp.	7,432	543,056
Eaton Corp. PLC	20,636	3,399,987

	Shares	Value
Miscellaneous Manufacturing — 1.2% (Continued)
General Electric Co.	56,430	$5,917,814
Illinois Tool Works, Inc.	14,825	3,378,173
Parker-Hannifin Corp.	6,741	1,999,313
Textron, Inc.	12,130	895,800
Trane Technologies PLC	12,296	2,224,715
		23,684,237
Office/Business Equipment — 0.1%
Zebra Technologies Corp. (a)	2,735	1,460,353

Oil & Gas — 2.4%
APA Corp.	19,912	521,894
Chevron Corp.	99,764	11,421,980
ConocoPhillips	69,735	5,194,560
Coterra Energy, Inc.	21,684	462,303
Devon Energy Corp.	30,469	1,221,198
Diamondback Energy, Inc.	8,584	920,119
EOG Resources, Inc.	30,050	2,778,423
Exxon Mobil Corp.	218,655	14,096,688
Hess Corp.	13,576	1,120,970
Marathon Oil Corp.	42,457	692,898
Marathon Petroleum Corp.	33,499	2,208,589
Occidental Petroleum Corp.	43,180	1,447,825
Phillips 66	22,477	1,680,830
Pioneer Natural Resources Co.	11,947	2,233,850
Valero Energy Corp.	21,039	1,626,946
		47,629,073
Oil & Gas Services — 0.2%
Baker Hughes Co. (b)	37,499	940,475
Halliburton Co.	46,429	1,160,261
Schlumberger Ltd.	73,088	2,357,819
		4,458,555
Packaging & Containers — 0.2%
Amcor PLC (b)	80,419	970,657
Ball Corp.	16,876	1,543,816
Packaging Corp. of America	5,013	688,636
Sealed Air Corp.	8,300	492,356
Westrock Co.	13,487	648,725
		4,344,190
Pharmaceuticals — 5.0%
AbbVie, Inc.	90,916	10,425,338
AmerisourceBergen Corp.	7,559	922,349
Becton Dickinson and Co.	14,958	3,583,787
Bristol-Myers Squibb Co.	115,380	6,738,192
Cardinal Health, Inc.	15,497	740,912
Cigna Corp.	18,124	3,871,468
CVS Health Corp.	67,485	6,025,061
DexCom, Inc. (a)	4,949	3,084,266
Eli Lilly & Co.	40,956	10,433,951
Johnson & Johnson	135,365	22,048,251

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.4% (Continued)
Pharmaceuticals — 5.0% (Continued)
McKesson Corp.	8,200	$1,704,616
Merck & Co., Inc.	130,298	11,472,739
Organon & Co.	13,029	478,816
Pfizer, Inc.	287,191	12,561,734
Viatris, Inc.	63,647	849,687
Zoetis, Inc.	24,475	5,291,495
		100,232,662
Pipelines — 0.2%
Kinder Morgan, Inc. (b)	100,258	1,679,322
ONEOK, Inc. (b)	22,905	1,457,216
Williams Cos., Inc.	64,213	1,803,743
		4,940,281
Real Estate — 0.1%
CBRE Group, Inc. (a)	17,598	1,831,600

Retail — 5.2%
Advance Auto Parts, Inc.	3,520	793,830
AutoZone, Inc. (a)	1,152	2,056,136
Bath & Body Works, Inc. (a)	12,487	862,727
Best Buy Co., Inc.	12,081	1,476,781
CarMax, Inc. (a)	8,578	1,174,500
Chipotle Mexican Grill, Inc. (a)	1,481	2,634,743
Costco Wholesale Corp.	22,776	11,195,315
Darden Restaurants, Inc.	6,920	997,449
Dollar General Corp.	12,587	2,788,272
Dollar Tree, Inc. (a)	12,487	1,345,599
Domino’s Pizza, Inc.	2,078	1,016,080
Genuine Parts Co.	7,558	990,929
Lowe’s Cos., Inc.	36,529	8,541,211
McDonald’s Corp.	38,416	9,433,049
O’Reilly Automotive, Inc. (a)	3,587	2,232,262
Ross Stores, Inc.	18,354	2,077,673
Starbucks Corp.	60,589	6,426,675
Target Corp.	25,774	6,691,446
The Gap, Inc. (b)	11,442	259,619
The Home Depot, Inc.	55,445	20,611,124
The TJX Cos., Inc.	61,805	4,047,610
Tractor Supply Co.	5,987	1,300,197
Ulta Beauty, Inc. (a)	2,894	1,063,140
Walgreens Boots Alliance, Inc.	36,920	1,735,978
Walmart, Inc.	73,136	10,927,981
Yum! Brands, Inc.	15,482	1,934,321
		104,614,647
Savings & Loans — 0.0% (c)
People’s United Financial, Inc.	23,543	403,527

Semiconductors — 5.6%
Advanced Micro Devices, Inc. (a)	61,876	7,439,351

	Shares	Value
Semiconductors — 5.6% (Continued)
Analog Devices, Inc.	27,677	$4,801,683
Applied Materials, Inc.	47,267	6,459,036
Broadcom, Inc.	20,990	11,159,753
Intel Corp.	209,207	10,251,143
IPG Photonics Corp. (a)(b)	1,887	300,052
KLA Corp.	7,928	2,955,241
Lam Research Corp.	7,384	4,161,401
Microchip Technology, Inc.	27,708	2,052,886
Micron Technology, Inc.	57,569	3,978,018
Monolithic Power Systems, Inc.	2,284	1,200,151
NVIDIA Corp.	128,857	32,944,869
NXP Semiconductors NV	14,299	2,872,097
Qorvo, Inc. (a)	5,820	979,099
QUALCOMM, Inc.	58,454	7,776,720
Skyworks Solutions, Inc.	8,491	1,419,101
Teradyne, Inc.	8,826	1,220,106
Texas Instruments, Inc.	47,409	8,888,239
Xilinx, Inc.	12,629	2,273,220
		113,132,166
Shipbuilding — 0.0% (c)
Huntington Ingalls Industries, Inc.	2,282	462,630

Software — 11.1%
Activision Blizzard, Inc.	39,883	3,118,452
Adobe, Inc. (a)	24,657	16,035,927
Akamai Technologies, Inc. (a)	8,491	895,461
ANSYS, Inc. (a)	4,495	1,706,212
Autodesk, Inc. (a)	11,345	3,603,285
Broadridge Financial Solutions, Inc.	6,112	1,090,442
Cadence Design System, Inc. (a)	14,390	2,491,053
Ceridian HCM Holding, Inc. (a)	6,902	864,475
Cerner Corp.	15,754	1,170,365
Citrix Systems, Inc.	6,143	581,926
Electronic Arts, Inc.	14,796	2,075,139
Fidelity National Information Services, Inc.	31,979	3,541,354
Fiserv, Inc. (a)	30,733	3,026,893
Intuit, Inc.	14,107	8,830,841
Jack Henry & Associates, Inc. (b)	4,121	686,064
Microsoft Corp.	388,387	128,796,897
MSCI, Inc.	4,270	2,839,038
Oracle Corp.	84,299	8,087,646
Paychex, Inc.	16,839	2,075,912
Paycom Software, Inc. (a)	2,497	1,367,981
PTC, Inc. (a)	5,410	688,964
Roper Technologies, Inc.	5,495	2,680,846
salesforce.com, Inc. (a)	49,719	14,900,287
ServiceNow, Inc. (a)	10,104	7,050,167
Synopsys, Inc. (a)	7,998	2,664,774

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.4% (Continued)
Software — 11.1% (Continued)
Take-Two Interactive Software, Inc. (a)	5,994	$1,084,914
Tyler Technologies, Inc. (a)	2,156	1,171,182
		223,126,497
Telecommunications — 2.1%
Arista Networks, Inc. (a)	2,868	1,174,991
AT&T, Inc.	367,144	9,274,058
Cisco Systems, Inc.	217,327	12,163,792
Corning, Inc.	39,530	1,406,082
Juniper Networks, Inc.	17,593	519,345
Lumen Technologies, Inc. (b)	51,938	615,985
Motorola Solutions, Inc. (b)	8,682	2,158,258
T-Mobile US, Inc. (a)	30,081	3,460,218
Verizon Communications, Inc.	213,066	11,290,367
		42,063,096
Textiles — 0.0% (c)
Mohawk Industries, Inc. (a)	3,249	575,755

Toys/Games/Hobbies — 0.0% (c)
Hasbro, Inc.	6,631	634,985

Transportation — 1.6%
CH Robinson Worldwide, Inc. (b)	7,267	704,826
CSX Corp.	117,823	4,261,658
Expeditors International of Washington, Inc.	9,016	1,111,312
FedEx Corp.	12,573	2,961,319
JB Hunt Trasport Services, Inc.	4,321	852,058
Kansas City Southern	4,654	1,443,904
Norfolk Southern Corp.	12,968	3,800,272
Old Dominion Freight Line, Inc.	5,116	1,746,347
Union Pacific Corp.	34,465	8,319,851
United Parcel Service, Inc. - Class B	37,120	7,924,006
		33,125,553
Water — 0.1%
American Water Works Co., Inc.	9,491	1,653,142
TOTAL COMMON STOCKS (Cost $1,329,502,079)		1,964,419,401

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Alexandria Real Estate Equities, Inc.	6,493	1,325,481
American Tower Corp.	22,872	6,449,218
AvalonBay Communities, Inc.	7,197	1,703,386
Boston Properties, Inc.	7,493	851,504
Crown Castle International Corp.	21,990	3,964,797
Digital Realty Trust, Inc. (b)	14,485	2,285,878
Duke Realty Corp.	19,442	1,093,418
Equinix, Inc.	4,515	3,779,371

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.5% (Continued)
Equity Residential	17,628	$1,523,059
Essex Property Trust, Inc.	3,371	1,145,904
Extra Space Storage, Inc.	6,836	1,349,221
Federal Realty Investment Trust (b)	3,603	433,621
Healthpeak Properties, Inc.	27,717	984,231
Host Hotels & Resorts, Inc. (a)	38,283	644,303
Iron Mountain, Inc. (b)	15,328	699,570
Kimco Realty Corp.	22,271	503,325
Mid-America Apartment Communities, Inc.	6,059	1,237,308
Prologis, Inc.	38,081	5,520,222
Public Storage	8,001	2,657,772
Realty Income Corp. (b)	19,241	1,374,385
Regency Centers Corp.	8,868	624,396
SBA Communications Corp.	5,602	1,934,539
Simon Property Group, Inc.	16,908	2,478,375
UDR, Inc.	15,485	859,882
Ventas, Inc.	19,612	1,046,692
Vornado Realty Trust	8,491	361,971
Welltower, Inc.	21,474	1,726,510
Weyerhaeuser Co.	39,398	1,407,296
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,531,900)		49,965,635

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$2,238,592	2,238,592
TOTAL SHORT-TERM INVESTMENTS (Cost $2,238,592)		2,238,592

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	66,236,144	$66,236,144
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $66,236,144)		66,236,144

Total Investments (Cost $1,435,508,715) — 103.3%		2,082,859,772
Liabilities in Excess of Other Assets — (3.3)%		(65,703,362)
TOTAL NET ASSETS — 100.0%		$2,017,156,410

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $64,610,813 or 3.2% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 51.1%
Aerospace/Defense — 0.2%
Hexcel Corp. (a) (b)	9,196	$521,781
Mercury Systems, Inc. (a)	6,169	317,950
		839,731
Agriculture — 0.3%
Darling Ingredients, Inc. (a)	17,885	1,511,640

Airlines — 0.1%
JetBlue Airways Corp. (a)	34,760	487,683

Apparel — 1.0%
Capri Holdings Ltd. -(a)	16,615	884,583
Carter’s, Inc. (b)	4,844	477,231
Columbia Sportswear Co.	3,354	348,279
Crocs, Inc. (a)	6,780	1,094,631
Deckers Outdoor Corp. (a)	2,994	1,183,558
Skechers U.S.A, Inc. - Class A (a)	15,042	695,091
Urban Outfitters, Inc. (a) (b)	7,540	240,752
		4,924,125
Auto Parts & Equipment — 1.0%
Adient PLC (a)	10,338	430,267
Dana, Inc.	15,914	353,132
Fox Factory Holding Corp. (a) (b)	4,591	738,921
Gentex Corp.	26,800	948,452
Lear Corp.	6,316	1,085,405
The Goodyear Tire & Rubber Co. (a)	30,573	584,556
Visteon Corp. (a)	3,071	347,576
		4,488,309
Banks — 3.8%
Associated Banc-Corp.	16,811	374,549
BancorpSouth Bank (b)	—	—
Bank of Hawaii Corp.	4,423	373,744
Bank OZK (b)	13,294	593,843
Cadence Bank	10,599	307,583
Cathay General Bancorp (b)	8,222	346,886
CIT Group, Inc. (b)	10,853	537,549
Commerce Bancshares, Inc. (b)	11,585	816,858
Cullen Frost Bankers, Inc. (b)	6,178	800,051
East West Bancorp, Inc.	15,568	1,237,345
First Financial Bankshares, Inc. (b)	13,555	687,510
First Horizon Corp. (b)	61,104	1,036,935
FNB Corp.	35,369	412,049
Fulton Financial Corp.	17,852	287,417
Glacier Bancorp, Inc. (b)	11,780	651,316
Hancock Whitney Corp.	9,538	471,940
Home BancShares, Inc.	16,711	397,053
International Bancshares Corp.	6,129	259,870
PacWest Bancorp	12,843	609,657
Pinnacle Financial Partners, Inc.	8,358	807,132

	Shares	Value
Banks — 3.8% (Continued)
Prosperity Bancshares, Inc.	10,217	$769,442
Signature Bank (b)	6,406	1,907,835
Synovus Financial Corp.	16,347	761,607
Texas Capital Bancshares, Inc. (a)	5,553	336,512
UMB Financial Corp.	4,773	471,668
Umpqua Holdings Corp.	24,242	495,749
United Bankshares, Inc.	14,184	524,666
Valley National Bancorp (b)	44,621	591,674
Webster Financial Corp. (b)	9,934	555,907
Wintrust Financial Corp.	6,262	554,187
		17,978,534
Beverages — 0.1%
The Boston Beer Co., Inc. - Class A (a)	1,011	497,897

Biotechnology — 0.7%
Arrowhead Pharmaceuticals, Inc. (a)	11,409	728,123
Emergent BioSolutions, Inc. (a)	4,987	237,730
Exelixis, Inc. (a)	34,322	738,266
Halozyme Therapeutics, Inc. (a) (b)	15,052	573,030
Nektar Therapeutics (a) (b)	20,045	303,882
United Therapeutics Corp. (a)	4,896	933,961
		3,514,992
Building Materials — 1.6%
Builders FirstSource, Inc. (a)	22,711	1,323,370
Eagle Materials, Inc.	4,612	684,236
Lennox International, Inc.	3,777	1,130,381
Louisiana-Pacific Corp.	10,063	593,013
MDU Resources Group, Inc.	22,054	677,719
Owens Corning	11,540	1,077,951
Simpson Manufacturing Co., Inc.	4,763	505,307
Trex Co., Inc. (a) (b)	12,742	1,355,749
		7,347,726
Chemicals — 1.2%
Ashland Global Holdings, Inc. (b)	6,001	576,156
Cabot Corp.	6,244	333,118
Ingevity Corp. (a)	4,726	368,203
Minerals Technologies, Inc. (b)	3,722	264,039
NewMarket Corp.	801	272,348
Olin Corp.	15,707	894,985
RPM International, Inc.	14,317	1,248,442
Sensient Technologies Corp.	4,659	445,400
The Chemours Co.	18,162	508,899
Valvoline, Inc.	19,955	677,672
		5,589,262
Commercial Services — 2.4%
ASGN, Inc. (a)	5,831	697,737
Avis Budget Group, Inc. (a) (b)	4,998	866,203
FTI Consulting, Inc. (a) (b)	3,765	541,859

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 51.1% (Continued)
Commercial Services — 2.4% (Continued)
Graham Holdings Co. - Class B	441	$258,360
Grand Canyon Education, Inc. (a)	5,155	410,854
GXO Logistics, Inc. (a)	10,430	926,184
H&R Block, Inc.	20,172	465,368
HealthEquity, Inc. (a) (b)	9,120	603,562
Insperity, Inc.	3,905	488,125
John Wiley & Sons, Inc. - Class A (b)	4,784	259,149
LiveRamp Holdings, Inc. (a)	7,361	393,887
ManpowerGroup, Inc.	6,047	584,443
Paylocity Holding Corp. (a)	4,123	1,258,092
PROG Holdings, Inc. (b)	7,444	301,110
Progyny, Inc. (a) (b)	7,286	447,579
Sabre Corp. (a) (b)	34,905	362,314
Service Corp. International	18,637	1,276,448
The Brink’s Co. (b)	5,438	374,569
WEX, Inc. (a)	4,853	726,494
		11,242,337
Computers — 1.2%
CACI International, Inc. (a)	2,559	736,071
Genpact Ltd.	19,103	942,733
KBR, Inc. (b)	15,496	657,650
Lumentum Holdings, Inc. (a) (b)	8,328	687,726
Maximus, Inc.	6,761	571,778
NCR Corp. (a)	14,307	565,699
NetScout Systems, Inc. (a)	8,076	218,536
Qualys, Inc. (a) (b)	3,712	462,070
Science Applications International Corp.	6,404	574,951
		5,417,214
Cosmetics/Personal Care — 0.1%
Coty, Inc. (a)	31,208	264,644

Distribution/Wholesale — 0.7%
Avient Corp.	10,044	541,171
IAA, Inc. (a) (b)	14,798	882,701
KAR Auction Services, Inc. (a)	14,263	209,238
Univar Solutions, Inc. (a)	18,631	476,581
Watsco, Inc.	3,607	1,044,515
		3,154,206
Diversified Financial Services — 1.5%
Affiliated Managers Group, Inc.	4,475	751,263
Alliance Data Systems Corp.	5,469	466,232
Evercore, Inc.	4,304	653,519
Federated Hermes, Inc.	10,312	343,493
Interactive Brokers Group, Inc.	8,886	629,573
Janus Henderson Group PLC	18,772	872,898
Jefferies Financial Group, Inc.	22,272	957,696
Navient Corp.	18,292	360,353

	Shares	Value
Diversified Financial Services — 1.5% (Continued)
SEI Investments Co.	11,332	$714,369
SLM Corp.	33,283	610,743
Stifel Financial Corp. (b)	11,542	841,066
		7,201,205
Electric — 0.7%
ALLETE, Inc.	5,721	352,070
Black Hills Corp.	6,908	458,553
Hawaiian Electric Industries, Inc.	12,008	487,045
IDACORP, Inc.	5,553	579,289
NorthWestern Corp.	5,563	316,312
OGE Energy Corp.	22,004	749,676
PNM Resources, Inc.	9,442	469,740
		3,412,685
Electrical Components & Equipment — 0.7%
Acuity Brands, Inc. (b)	3,963	814,119
Belden, Inc.	4,909	295,571
Energizer Holdings, Inc. (b)	6,386	232,897
EnerSys	4,694	375,708
Littelfuse, Inc.	2,700	795,285
Universal Display Corp.	4,711	863,055
		3,376,635
Electronics — 1.8%
Arrow Electronics, Inc. (a)	7,767	899,030
Avnet, Inc.	10,942	417,000
Coherent, Inc. (a)	2,690	684,336
Hubbell, Inc.	5,981	1,192,432
II-VI, Inc. (a) (b)	11,525	697,378
Jabil, Inc.	15,428	925,063
National Instruments Corp.	14,474	614,711
nVent Electric PLC	18,496	655,683
SYNNEX Corp.	4,541	476,805
Vishay Intertechnology, Inc.	14,589	280,400
Vontier Corp.	18,535	627,039
Woodward, Inc.	6,718	758,798
		8,228,675
Energy-Alternate Sources — 1.0%
First Solar, Inc. (a)	10,455	1,250,313
SolarEdge Technologies, Inc. (a) (b)	5,673	2,012,100
SunPower Corp. (a)	8,978	302,200
Sunrun, Inc. (a) (b)	21,777	1,256,097
		4,820,710
Engineering & Construction — 0.9%
AECOM (a)	15,712	1,074,229
Dycom Industries, Inc. (a) (b)	3,381	268,519
EMCOR Group, Inc.	6,029	732,463
Fluor Corp. (a) (b)	13,784	267,961
MasTec, Inc. (a)	6,204	552,963
Southwest Gas Holdings, Inc. (b)	6,294	435,859

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 51.1% (Continued)
Engineering & Construction — 0.9% (Continued)
TopBuild Corp. (a)	3,642	$935,885
		4,267,879
Entertainment — 0.6%
Churchill Downs, Inc.	3,810	876,300
Marriott Vacations Worldwide Corp. (b)	4,531	712,364
Scientific Games Corp. (a) (b)	10,191	815,789
Six Flags Entertainment Corp. (a) (b)	8,338	342,942
		2,747,395
Environmental Control — 0.5%
Clean Harbors, Inc. (a)	5,546	624,147
Stericycle, Inc. (a)	10,074	674,152
Tetra Tech, Inc. (b)	5,981	1,050,622
		2,348,921
Food — 1.0%
Flowers Foods, Inc.	21,661	536,110
Grocery Outlet Holding Corp. (a) (b)	9,535	211,582
Ingredion, Inc.	7,384	703,178
Lancaster Colony Corp. (b)	2,154	366,180
Performance Food Group Co. (a)	16,713	755,929
Pilgrim’s Pride Corp. (a)	5,357	150,853
Post Holdings, Inc. (b)	6,585	668,246
Sanderson Farms, Inc.	2,184	413,759
Sprouts Farmers Market, Inc. (a) (b)	12,967	287,089
The Hain Celestial Group, Inc. (a) (b)	9,006	404,099
Tootsie Roll Industries, Inc. (b)	1,956	61,907
		4,558,932
Gas — 0.6%
National Fuel Gas Co.	10,024	575,678
New Jersey Resources Corp.	10,580	400,030
ONE Gas, Inc.	5,856	394,109
Spire, Inc.	5,677	356,289
UGI Corp.	22,937	995,695
		2,721,801
Hand/Machine Tools — 0.6%
Kennametal, Inc. (b)	9,185	365,104
Lincoln Electric Holdings, Inc. (b)	6,561	934,286
MSA Safety, Inc.	4,001	612,273
Regal Beloit Corp.	7,357	1,120,692
		3,032,355
Healthcare-Products — 2.5%
Envista Holdings Corp. (a) (b)	17,637	689,607
Globus Medical, Inc. (a)	8,496	655,636
Haemonetics Corp. (a)	5,593	384,295
Hill-Rom Holdings, Inc.	7,300	1,130,770
ICU Medical, Inc. (a)	2,164	506,657
Integra LifeSciences Holdings Corp. (a)	7,801	518,454

	Shares	Value
Healthcare-Products — 2.5% (Continued)
LivaNova PLC (a) (b)	5,350	$410,452
Masimo Corp. (a)	5,590	1,584,989
Neogen Corp. (a)	11,726	496,127
NuVasive, Inc. (a) (b)	5,647	301,324
Patterson Cos., Inc. (b)	9,568	299,096
Penumbra, Inc. (a) (b)	3,731	1,031,808
Quidel Corp. (a)	4,231	561,750
Repligen Corp. (a)	5,603	1,627,672
STAAR Surgical Co. (a) (b)	5,115	605,923
Tandem Diabetes Care, Inc. (a) (b)	6,883	938,359
		11,742,919
Healthcare-Services — 1.7%
Acadia Healthcare Co., Inc. (a)	9,791	607,042
Amedisys, Inc. (a)	3,607	610,809
Chemed Corp.	1,755	846,349
Encompass Health Corp.	10,921	694,139
LHC Group, Inc. (a)	3,471	467,162
Medpace Holdings, Inc. (a) (b)	3,025	685,314
Molina Healthcare, Inc. (a)	6,377	1,885,806
R1 RCM, Inc. (a)	15,138	328,495
Syneos Health, Inc. (a)	11,073	1,033,554
Tenet Healthcare Corp. (a) (b)	11,673	836,487
		7,995,157
Home Builders — 0.5%
KB Home (b)	9,782	392,747
Taylor Morrison Home Corp. (a) (b)	14,172	432,671
Thor Industries, Inc. (b)	6,089	620,835
Toll Brothers, Inc.	12,320	741,294
Tri Pointe Homes, Inc. (a)	13,111	317,155
		2,504,702
Home Furnishings — 0.3%
Herman Miller, Inc. (b)	7,962	309,881
Tempur Sealy International, Inc.	21,000	933,870
		1,243,751
Household Products/Wares — 0.1%
Helen of Troy Ltd. (a) (b)	2,678	602,416

Housewares — 0.1%
The Scotts Miracle-Gro Co.	4,470	663,616

Insurance — 2.4%
Alleghany Corp. (a)	1,536	1,000,520
American Financial Group, Inc.	6,975	948,879
Brighthouse Financial, Inc. (a)	9,623	483,363
CNO Financial Group, Inc.	14,820	357,755
Essent Group Ltd. -	12,414	595,872
First American Financial Corp.	12,086	883,970
Kemper Corp.	6,768	429,633
Kinsale Capital Group, Inc. (b)	2,355	440,738

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 51.1% (Continued)
Insurance — 2.4% (Continued)
Mercury General Corp.	2,923	$159,274
MGIC Investment Corp. (b)	37,248	601,928
Old Republic International Corp.	31,118	803,778
Primerica, Inc.	4,324	727,470
Reinsurance Group of America, Inc.	7,474	882,530
RenaissanceRe Holdings Ltd. -	4,979	706,022
RLI Corp. (b)	4,366	472,882
Selective Insurance Group, Inc.	6,585	516,066
The Hanover Insurance Group, Inc.	3,997	503,622
Unum Group	21,626	550,814
		11,065,116
Internet — 0.2%
Mimecast Ltd. (a)	6,455	486,965
TripAdvisor, Inc. (a)	10,598	349,416
Yelp, Inc. (a) (b)	7,748	299,306
		1,135,687
Iron/Steel — 1.0%
Cleveland-Cliffs, Inc. (a) (b)	50,490	1,217,314
Commercial Metals Co.	13,201	424,808
Reliance Steel & Aluminum Co.	6,996	1,022,535
Steel Dynamics, Inc.	20,499	1,354,574
United States Steel Corp. (b)	28,872	761,932
		4,781,163
Leisure Time — 0.7%
Brunswick Corp.	8,554	796,292
Callaway Golf Co. (a)	12,740	344,617
Harley-Davidson, Inc.	16,863	615,331
Polaris, Inc. (b)	6,402	735,910
YETI Holdings, Inc. (a)	9,243	908,864
		3,401,014
Lodging — 0.5%
Boyd Gaming Corp. (a) (b)	8,862	565,218
Choice Hotels International, Inc. (b)	3,470	487,952
Travel + Leisure Co.	9,448	513,404
Wyndham Hotels & Resorts, Inc.	10,248	865,649
		2,432,223
Machinery-Construction & Mining — 0.2%
Oshkosh Corp.	7,522	804,854
Terex Corp.	7,628	341,734
		1,146,588
Machinery-Diversified — 2.1%
AGCO Corp.	6,789	829,684
Cognex Corp.	19,366	1,696,268
Colfax Corp. (a) (b)	13,696	706,987
Crane Co.	5,438	561,637
Curtiss-Wright Corp.	4,501	574,688
Flowserve Corp. (b)	14,335	481,943
Graco, Inc.	18,566	1,395,792

	Shares	Value
Machinery-Diversified — 2.1% (Continued)
Nordson Corp.	5,943	$1,510,770
The Middleby Corp.	6,119	1,116,350
The Toro Co.	11,832	1,129,601
		10,003,720
Media — 1.0%
Cable One, Inc. (b)	526	900,096
FactSet Research Systems, Inc.	4,177	1,854,129
TEGNA, Inc.	24,157	474,927
The New York Times Co. - Class A	17,683	965,315
World Wrestling Entertainment, Inc. - Class A (b)	5,138	313,880
		4,508,347
Metal Fabricate/Hardware — 0.3%
The Timken Co.	7,494	531,699
Valmont Industries, Inc.	2,341	559,406
Worthington Industries, Inc. (b)	3,790	205,873
		1,296,978
Mining — 0.2%
Compass Minerals International, Inc. (b)	3,732	244,819
Royal Gold, Inc. (b)	7,217	714,628
		959,447
Miscellaneous Manufacturing — 1.0%
Axon Enterprise, Inc. (a)	7,020	1,263,319
Carlisle Cos., Inc.	5,641	1,257,492
Donaldson Co., Inc.	13,872	832,459
ITT, Inc.	9,508	894,418
Trinity Industries, Inc. (b)	9,030	253,291
		4,500,979
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	14,525	258,545

Oil & Gas — 0.4%
CNX Resources Corp. (a) (b)	24,181	353,284
EQT Corp. (a) (b)	30,681	610,859
HollyFrontier Corp.	16,393	554,083
Murphy Oil Corp. (b)	15,885	442,080
		1,960,306
Oil & Gas Services — 0.2%
ChampionX Corp. (a)	20,501	537,741
NOV, Inc. (a) (b)	41,345	579,657
		1,117,398
Packaging & Containers — 0.4%
AptarGroup, Inc.	7,165	865,389
Greif, Inc. - Class A	2,913	188,413
Silgan Holdings, Inc.	8,592	345,398
Sonoco Products Co.	11,047	640,174
		2,039,374

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 51.1% (Continued)
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC (a)	6,610	$879,394
Neurocrine Biosciences, Inc. (a)	10,329	1,088,780
Option Care Health, Inc. (a) (b)	13,693	374,230
Perrigo Co. PLC	14,143	638,556
		2,980,960
Pipelines — 0.6%
Antero Midstream Corp.	31,480	334,947
DT Midstream, Inc.	10,243	491,254
Equitrans Midstream Corp.	44,869	462,599
Targa Resources Corp.	25,056	1,369,812
		2,658,612
Real Estate — 0.3%
Jones Lang LaSalle, Inc. (a)	5,621	1,451,511

Retail — 3.5%
American Eagle Outfitters, Inc. (b)	16,449	390,499
AutoNation, Inc. (a)	4,605	557,758
BJ’s Wholesale Club Holdings, Inc. (a) (b)	15,097	882,269
Casey’s General Stores, Inc.	4,057	777,078
Cracker Barrel Old Country Store, Inc. (b)	2,611	347,707
Dick’s Sporting Goods, Inc. (b)	7,231	898,162
FirstCash, Inc.	4,511	399,088
Five Below, Inc. (a)	6,139	1,211,225
Foot Locker, Inc.	9,526	454,104
GameStop Corp. (a) (b)	6,771	1,242,546
Jack in the Box, Inc. (b)	2,508	248,167
Kohl’s Corp. (b)	17,338	841,413
Lithia Motors, Inc. (b)	3,242	1,034,911
MSC Industrial Direct Co., Inc.	5,137	431,868
Murphy USA, Inc. (b)	2,570	418,781
Nordstrom, Inc. (a)	11,980	344,185
Nu Skin Enterprises, Inc. (b)	5,591	224,479
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,262	423,687
Papa John’s International, Inc. (a)	3,622	449,418
RH (a) (b)	1,795	1,184,036
Texas Roadhouse, Inc.	7,191	638,633
The Wendy’s Co.	19,695	439,198
Victoria’s Secret & Co. (a)	7,938	400,631
Williams-Sonoma, Inc. (b)	8,210	1,524,843
Wingstop, Inc. (b)	3,266	563,287
		16,327,973
Savings & Loans — 0.3%
New York Community Bancorp, Inc. (b)	51,232	636,814
Sterling Bancorp (b)	21,281	541,601

	Shares	Value
Savings & Loans — 0.3% (Continued)
Washington Federal, Inc.	7,378	$260,886
		1,439,301
Semiconductors — 1.6%
Amkor Technology, Inc.	11,775	258,108
Brooks Automation, Inc.	8,165	950,814
Cirrus Logic, Inc. (a)	6,387	516,134
CMC Materials, Inc. (b)	3,206	411,554
Lattice Semiconductor Corp. (a)	14,927	1,036,531
MKS Instruments, Inc.	6,069	910,653
Semtech Corp. (a)	7,151	608,050
Silicon Laboratories, Inc. (a) (b)	4,290	809,780
Synaptics, Inc. (a) (b)	3,842	747,538
Wolfspeed, Inc. (a) (b)	12,221	1,467,864
		7,717,026
Software — 2.0%
ACI Worldwide, Inc. (a) (b)	12,887	395,373
Aspen Technology, Inc. (a)	7,408	1,160,760
Blackbaud, Inc. (a) (b)	4,447	315,781
CDK Global, Inc. (b)	13,391	582,776
Cerence, Inc. (a) (b)	4,014	421,992
CommVault Systems, Inc. (a) (b)	5,167	317,770
Concentrix Corp.	4,571	812,175
Consensus Cloud Solutions, Inc. (a)	0	21
Digital Turbine, Inc. (a) (b)	9,244	795,539
Envestnet, Inc. (a) (b)	5,942	496,157
Fair Isaac Corp. (a)	2,993	1,191,813
J2 Global, Inc. (b)	5,088	652,638
Manhattan Associates, Inc. (a)	7,021	1,274,592
Sailpoint Technologies Holdings, Inc. (a) (b)	10,057	482,535
Teradata Corp. (a) (b)	11,989	678,098
		9,578,020
Telecommunications — 0.5%
Ciena Corp. (a)	17,066	926,513
Iridium Communications, Inc. (a) (b)	13,951	565,713
Telephone and Data Systems, Inc.	10,959	205,372
Viasat, Inc. (a) (b)	7,152	426,903
		2,124,501
Toys/Games/Hobbies — 0.2%
Mattel, Inc. (a) (b)	38,304	835,410

Transportation — 1.0%
Kirby Corp. (a)	6,605	346,168
Knight-Swift Transportation Holdings, Inc.	17,554	995,136
Landstar System, Inc.	4,218	741,566
Ryder System, Inc.	5,904	501,545
Saia, Inc. (a)	2,819	881,332
Werner Enterprises, Inc. (b)	6,280	284,610

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 51.1% (Continued)
Transportation — 1.0% (Continued)
XPO Logistics, Inc. (a)	10,430	$894,894
		4,645,251
Trucking & Leasing — 0.1%
GATX Corp. (b)	3,860	366,121

Water — 0.2%
Essential Utilities, Inc.	24,562	1,156,133
TOTAL COMMON STOCKS (Cost $179,026,462)		240,615,758

REAL ESTATE INVESTMENT TRUSTS — 5.3%
American Campus Communities, Inc.	15,145	813,589
Apartment Income REIT Corp.	16,382	878,239
Brixmor Property Group, Inc.	32,642	765,128
Camden Property Trust	10,733	1,750,552
CoreSite Realty Corp.	4,704	670,132
Corporate Office Properties Trust (b)	12,342	334,715
Cousins Properties, Inc. (b)	16,337	647,109
CyrusOne, Inc.	13,262	1,087,749
Douglas Emmett, Inc.	18,138	592,750
EastGroup Properties, Inc.	4,359	862,123
EPR Properties (b)	8,223	412,877
First Industrial Realty Trust, Inc.	14,204	827,099
Healthcare Realty Trust, Inc. (b)	15,371	508,165
Highwoods Properties, Inc.	11,440	512,970
Hudson Pacific Properties, Inc. (b)	16,598	427,398
JBG SMITH Properties	12,152	350,707
Kilroy Realty Corp.	11,647	784,775
Kite Realty Group Trust	23,747	482,064
Lamar Advertising Co. - Class A	9,508	1,076,306
Life Storage, Inc.	8,296	1,110,088
Medical Properties Trust, Inc. (b)	63,807	1,361,003
National Retail Properties, Inc.	19,276	874,359
National Storage Affiliates Trust	8,633	539,217
Omega Healthcare Investors, Inc. (b)	25,492	748,445
Park Hotels & Resorts, Inc. (a) (b)	26,005	481,873
Pebblebrook Hotel Trust (b)	14,441	324,345
Physicians Realty Trust (b)	23,164	440,348
PotlatchDeltic Corp.	7,365	384,968
PS Business Parks, Inc.	2,205	391,828
Rayonier, Inc. (b)	15,157	565,811
Rexford Industrial Realty, Inc.	14,457	971,510
Sabra Health Care REIT, Inc.	23,184	328,054
SL Green Realty Corp. (b)	7,625	534,284
Spirit Realty Capital, Inc.	12,633	618,133
STORE Capital Corp.	26,390	905,969
The Macerich Co. (b)	22,532	407,604

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 5.3% (Continued)
Urban Edge Properties	12,099	$212,095
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,343,175)		24,984,381

	Principal Amount
SHORT-TERM INVESTMENTS — 43.6%
Money Market Deposit Accounts — 10.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$48,375,103	48,375,103

U.S. Treasury Bill — 33.3%
0.000% 11/18/2021 (a) (b)	156,787,000	156,783,470
TOTAL SHORT-TERM INVESTMENTS (Cost $205,158,389)		205,158,573

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	67,335,599	67,335,599
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $67,335,599)		67,335,599

Total Investments (Cost $470,863,625) — 114.3%		538,094,311
Liabilities in Excess of Other Assets — (14.3)%		(67,470,558)
TOTAL NET ASSETS — 100.0%		$470,623,753

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $65,936,788 or 14.0% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 57.2%
Auto Manufacturers — 3.5%
PACCAR, Inc.	10,851	$972,467
Tesla Motors, Inc. (a)	24,658	27,469,012
		28,441,479
Beverages — 1.2%
Keurig Dr Pepper, Inc.	44,172	1,594,167
Monster Beverage Corp. (a)	16,509	1,403,265
PepsiCo, Inc.	42,740	6,906,784
		9,904,216
Biotechnology — 2.3%
Amgen, Inc.	17,559	3,634,186
Biogen, Inc. (a)	4,770	1,272,063
Gilead Sciences, Inc.	39,345	2,552,704
Illumina, Inc. (a)	4,837	2,007,645
Incyte Corp. (a)	6,601	442,135
Moderna, Inc. (a)	12,428	4,290,270
Regeneron Pharmaceuticals, Inc. (a)	3,318	2,123,321
Seagen, Inc. (a)	5,663	998,557
Vertex Pharmaceuticals, Inc. (a)	8,162	1,509,399
		18,830,280
Commercial Services — 1.7%
Automatic Data Processing, Inc.	13,088	2,938,125
Cintas Corp.	3,293	1,426,198
PayPal Holdings, Inc. (a)	36,604	8,513,724
Verisk Analytics, Inc.	4,903	1,030,954
		13,909,001
Computers — 6.6%
Apple, Inc.	335,918	50,320,517
Check Point Software Technologies Ltd. (a)	4,219	504,592
Cognizant Technology Solutions Corp. (b)	16,317	1,274,195
Crowdstrike Holdings, Inc. - Class A (a) (b)	4,638	1,306,988
		53,406,292
Distribution/Wholesale — 0.3%
Copart, Inc. (a)	7,068	1,097,590
Fastenal Co.	17,269	985,714
		2,083,304
Electric — 0.5%
American Electric Power Co., Inc.	15,590	1,320,629
Exelon Corp.	30,520	1,623,359
Xcel Energy, Inc.	16,800	1,085,112
		4,029,100
Electronics — 0.6%
Honeywell International, Inc.	21,569	4,715,415

	Shares	Value
Food — 0.5%
Mondelez International, Inc.	44,130	$2,680,456
The Kraft Heinz Co. (b)	38,225	1,371,895
		4,052,351
Healthcare-Products — 0.9%
Align Technology, Inc. (a)	2,486	1,552,184
IDEXX Laboratories, Inc. (a)	2,678	1,783,923
Intuitive Surgical, Inc. (a)	11,076	3,999,876
		7,335,983
Internet — 13.9%
Alphabet, Inc. - Class A (a)	6,119	18,117,869
Alphabet, Inc. - Class C (a)	6,511	19,307,785
Amazon.com, Inc. (a)	10,294	34,715,794
Baidu, Inc. - ADR (a)	7,817	1,268,230
Booking Holdings, Inc. (a)	1,272	3,079,232
CDW Corp.	4,308	804,088
eBay, Inc. (b)	20,101	1,542,149
JD.com, Inc. - ADR (a)	24,410	1,910,815
Match Group, Inc. (a) (b)	8,374	1,262,632
MercadoLibre, Inc. (a)	1,534	2,271,885
Meta Platforms, Inc. - Class A (a)	48,445	15,675,349
Netflix, Inc. (a)	13,685	9,446,892
Okta, Inc. (a)	4,442	1,097,974
Pinduoduo, Inc. - ADR (a)	11,843	1,053,080
Trip.com Group Ltd. - ADR (a)	15,729	449,220
VeriSign, Inc. (a)	3,480	774,892
		112,777,886
Leisure Time — 0.1%
Peloton Interactive, Inc. - Class A (a) (b)	8,038	734,995

Lodging — 0.2%
Marriott International Inc/MD (a)	10,139	1,622,443

Media — 1.5%
Charter Communications, Inc. - Class A (a) (b)	5,686	3,837,425
Comcast Corp. - Class A	141,638	7,284,442
Fox Corp. - Class A (b)	10,360	411,706
Fox Corp. - Class B	7,857	290,395
Sirius XM Holdings, Inc. (b)	130,488	794,672
		12,618,640
Pharmaceuticals — 0.2%
DexCom, Inc. (a)	3,017	1,880,224

Retail — 2.1%
Costco Wholesale Corp.	13,676	6,722,301
Dollar Tree, Inc. (a)	7,159	771,454
Lululemon Athletica, Inc. (a)	3,920	1,826,759
O’Reilly Automotive, Inc. (a)	2,240	1,393,997

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 57.2% (Continued)
Retail — 2.1% (Continued)
Ross Stores, Inc.	11,150	$1,262,180
Starbucks Corp.	36,840	3,907,619
Walgreens Boots Alliance, Inc.	27,003	1,269,681
		17,153,991
Semiconductors — 8.6%
Advanced Micro Devices, Inc. (a)	37,759	4,539,765
Analog Devices, Inc.	16,678	2,893,466
Applied Materials, Inc.	27,928	3,816,361
ASML Holding NV (b)	2,520	2,048,458
Broadcom, Inc.	12,703	6,753,804
Intel Corp.	125,457	6,147,393
KLA Corp.	4,817	1,795,585
Lam Research Corp.	4,392	2,475,199
Marvell Technology, Inc.	25,640	1,756,340
Microchip Technology, Inc.	16,828	1,246,787
Micron Technology, Inc.	34,948	2,414,907
NVIDIA Corp.	77,305	19,764,569
NXP Semiconductors NV	8,203	1,647,655
QUALCOMM, Inc.	34,885	4,641,100
Skyworks Solutions, Inc.	5,040	842,335
Texas Instruments, Inc.	28,832	5,405,423
Xilinx, Inc.	7,669	1,380,420
		69,569,567
Software — 10.8%
Activision Blizzard, Inc.	24,269	1,897,593
Adobe, Inc. (a)	14,736	9,583,705
ANSYS, Inc. (a)	2,721	1,032,837
Atlassian Corp. PLC - Class A (a)	4,174	1,912,235
Autodesk, Inc. (a)	6,901	2,191,827
Cadence Design System, Inc. (a)	8,718	1,509,173
Cerner Corp.	9,219	684,880
DocuSign, Inc. (a)	5,842	1,625,770
Electronic Arts, Inc.	8,988	1,260,567
Fiserv, Inc. (a)	21,038	2,072,033
Intuit, Inc. (b)	8,565	5,361,604
Microsoft Corp.	152,715	50,643,348
NetEase, Inc. - ADR	9,629	939,694
Paychex, Inc.	11,272	1,389,612
Splunk, Inc. (a)	5,054	833,000
Synopsys, Inc. (a)	4,761	1,586,270
Workday, Inc. - Class A (a)	5,911	1,714,072
Zoom Video Communications, Inc. - Class A (a)	7,392	2,030,213
		88,268,433
Telecommunications — 1.4%
Cisco Systems, Inc.	130,318	7,293,899
T-Mobile US, Inc. (a)	38,944	4,479,728
		11,773,627

	Shares	Value
Transportation — 0.3%
CSX Corp.	69,718	$2,521,700
TOTAL COMMON STOCKS (Cost $271,636,534)		465,628,927

	Principal Amount
SHORT-TERM INVESTMENTS — 43.0%
Money Market Deposit Accounts — 6.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$50,795,176	50,795,176

U.S. Treasury Bill — 36.7%
0.00%, 01/13/2022 (a)	298,932,000	298,898,558
TOTAL SHORT-TERM INVESTMENTS (Cost $349,701,413)		349,693,734

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	10,310,192	10,310,192
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,310,192)		10,310,192

Total Investments (Cost $631,648,139) — 101.5%		825,632,853
Liabilities in Excess of Other Assets — (1.5)%		(12,147,952)
TOTAL NET ASSETS — 100.0%		$813,484,901

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $10,138,298 or 1.2% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.7%
Austria — 0.7%
ANDRITZ AG	630	$35,671
Erste Group Bank AG	2,550	109,363
OMV AG	1,270	76,930
Raiffeisen Bank International AG	1,163	34,014
Telekom Austria AG	1,221	10,558
Verbund AG	588	61,244
voestalpine AG	1,026	38,950
		366,730
Belgium — 2.7%
Ackermans & van Haaren NV	206	35,411
Ageas SA/NV	1,593	77,528
Anheuser-Busch InBev SA/NV - ADR (a)	7,334	448,987
D’ieteren Group	202	34,770
Elia Group SA/NV	323	37,675
Etablissements Franz Colruyt SA	464	22,764
Galapagos NV - ADR (b)	420	22,256
Groupe Bruxelles Lambert SA	966	111,949
KBC Groep NV	2,452	228,349
Proximus SADP	1,261	23,739
Sofina SA	137	60,562
Solvay SA	626	74,392
Telenet Group Holding NV	421	15,116
UCB SA	1,085	129,314
Umicore SA	1,837	105,287
		1,428,099
Britain — 0.3%
CNH Industrial NV	8,781	151,552
TechnipFMC PLC (b)	4,093	30,623
		182,175
Finland — 4.1%
Elisa OYJ	1,280	77,210
Fortum Oyj	3,859	114,648
Huhtamaki OYJ	841	36,613
Kesko OYJ - Class B	2,403	78,030
Kojamo Oyj	1,749	39,082
Kone Oyj - Class B	3,507	239,030
Metso Outotec Oyj	5,412	54,305
Neste Oyj	3,712	206,787
Nokia Oyj - ADR (b)	50,106	284,602
Nokian Renkaat OYJ	1,219	45,657
Nordea Bank Abp	31,362	383,356
Orion OYJ - Class B	926	40,067
Sampo OYJ	4,513	239,984
Stora Enso Oyj - Class R	5,126	85,211
UPM-Kymmene Oyj	4,757	167,833
Valmet Oyj	1,173	47,595

	Shares	Value
Finland — 4.1% (Continued)
Wartsila OYJ Abp	4,357	$60,415
		2,200,425
France — 30.6%
Accor SA (b)	1,639	58,565
Aeroports de Paris (b)	254	33,737
Air Liquide SA	4,099	683,475
Airbus SE (b)	4,908	627,507
ALD SA (c)	723	10,748
Alstom SA	2,604	92,655
Amundi SA (c)	508	45,248
Arkema SA	596	81,437
Atos SE	840	43,677
AXA SA	17,320	503,753
BioMerieux	381	48,470
BNP Paribas SA	9,564	640,143
Bollore SA	8,801	50,972
Bouygues SA	1,895	76,672
Bureau Veritas SA	2,472	78,471
Capgemini SE	1,407	327,414
Carrefour SA	5,567	100,747
Cie de Saint-Gobain	4,187	288,281
Cie Generale des Etablissements Michelin	1,563	245,187
Cie Plastic Omnium SA	506	14,015
CNP Assurances	1,339	33,527
Credit Agricole SA	10,925	164,686
Danone SA	5,353	348,698
Dassault Aviation SA	200	20,866
Dassault Systemes SE	5,885	342,739
Edenred	2,198	118,838
Eiffage SA	684	70,341
Electricite de France SA	4,579	67,384
Engie SA	14,779	210,072
EssilorLuxottica SA	2,638	545,562
Eurazeo SE	391	36,634
Faurecia	1,045	54,421
Getlink SE	4,064	62,413
Hermes International	274	434,099
Imerys SA	352	15,251
Ipsen SA	313	32,347
JCDecaux SA (b)	655	17,082
Kering	652	488,557
La Francaise des Jeux SAEM (c)	782	40,589
Legrand SA	2,384	259,717
L’Oreal SA	2,124	969,740
LVMH Moet Hennessy Louis Vuitton SE - ADR	10,968	1,725,924
Neoen SA (b) (c)	194	8,926
Orange SA	17,052	185,984

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)
France — 30.6% (Continued)
Orpea SA	440	$45,879
Pernod Ricard SA	1,856	426,319
Publicis Groupe SA	1,999	133,891
Remy Cointreau SA	215	43,395
Renault SA (b)	1,641	58,921
Rexel SA	2,706	53,679
Rubis SCA	840	26,888
Safran SA	3,072	412,086
Sanofi - ADR (a)	19,147	965,583
Sartorius Stedim Biotech	215	118,355
Schneider Electric SE	4,736	815,202
SCOR SE	1,407	47,331
SEB SA	279	43,638
Societe Generale SA	6,906	230,200
Sodexo SA (b)	782	75,936
SOITEC (b)	190	50,473
Suez SA	3,319	75,527
Teleperformance	518	216,230
Thales SA	899	82,786
TotalEnergies SE - ADR	21,280	1,066,341
Ubisoft Entertainment SA (b)	841	43,973
Valeo	2,140	62,662
Veolia Environnement SA	5,174	168,848
Vinci SA	4,428	472,822
Vivendi SE	6,589	84,814
Wendel SA	252	33,530
Worldline SA/France (b) (c)	2,185	127,253
		16,288,133
Germany — 24.9%
1&1 AG	421	12,254
adidas AG	1,694	554,777
Allianz SE	3,625	842,921
Auto1 Group SE (b) (c)	813	31,954
BASF SE	8,080	581,726
Bayer AG	8,856	498,262
Bayerische Motoren Werke AG	2,872	289,640
Bechtle AG	756	56,631
Beiersdorf AG	889	94,444
Brenntag SE	1,386	131,766
Carl Zeiss Meditec AG	333	66,962
Commerzbank AG (b)	9,284	67,785
Continental AG (b)	967	113,485
Covestro AG (c)	1,612	103,237
CTS Eventim AG & Co. KGaA (b)	528	38,368
Daimler AG	7,424	735,835
Delivery Hero SE (b) (c)	1,667	207,255
Deutsche Bank AG (b)	18,246	235,096
Deutsche Boerse AG	1,641	272,409

	Shares	Value
Germany — 24.9% (Continued)
Deutsche Lufthansa AG (b)	4,077	$26,921
Deutsche Post AG	8,723	539,685
Deutsche Telekom AG	28,514	529,967
Deutsche Wohnen SE	1,137	58,214
DWS Group GmbH & Co. KGaA (c)	313	13,540
E.ON SE	19,320	244,914
Evonik Industries AG	1,710	55,389
Evotec SE (b)	1,310	63,376
Fielmann AG	215	14,167
Fraport AG Frankfurt Airport Services Worldwide (b)	323	23,038
Fresenius Medical Care AG & Co. KGaA	1,753	116,441
Fresenius SE & Co. KGaA	3,605	163,633
FUCHS PETROLUB SE	303	11,146
GEA Group AG	1,485	73,113
Hannover Rueck SE	546	99,726
HeidelbergCement AG	1,329	100,076
Hella GmbH & Co. KGaA	401	27,813
HelloFresh SE (b)	1,445	116,930
Henkel AG & Co. KGaA	909	75,763
HOCHTIEF AG	176	13,571
Infineon Technologies AG	11,718	547,192
KION Group AG	707	77,153
Knorr-Bremse AG	596	62,793
LANXESS AG	753	50,714
LEG Immobilien SE	626	93,099
Merck KGaA	1,163	274,533
METRO AG	1,176	14,859
MTU Aero Engines AG	479	106,509
Muenchener Rueckversicherungs-Gesellschaft AG	1,261	373,468
Nemetschek SE	489	56,076
ProSiebenSat.1 Media SE	1,397	23,392
Puma SE	881	109,278
Rational AG	30	29,811
Rheinmetall AG	391	37,895
RWE AG	5,627	216,416
SAP SE - ADR (a)	9,788	1,417,107
Sartorius AG	20	12,277
Scout24 SE (c)	736	51,219
Siemens AG - ADR (a)	13,224	1,080,269
Siemens Energy AG (b)	3,789	108,714
Siemens Healthineers AG (c)	2,454	163,004
Symrise AG	1,134	156,719
Talanx AG	479	23,035
TeamViewer AG (b) (c)	1,421	21,191
Telefonica Deutschland Holding AG	5,966	15,538

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)
Germany — 24.9% (Continued)
thyssenkrupp AG (b)	4,159	$43,232
Traton SE	450	11,600
Uniper SE	777	34,321
United Internet AG	967	35,637
Vantage Towers AG	609	20,937
Varta AG	127	19,526
Vitesco Technologies Group AG (b)	243	13,933
Volkswagen AG	294	95,434
Vonovia SE	5,060	306,858
Wacker Chemie AG	137	24,698
Zalando SE (b) (c)	1,926	181,635
		13,212,302
Greece — 0.4%
Alpha Services and Holdings SA (b)	18,488	23,477
Eurobank Ergasias Services and Holdings SA (b)	22,720	23,727
FF Group (b) (d)	1,259	6,986
Hellenic Petroleum SA	528	3,638
Hellenic Telecommunications Organization SA	2,081	36,806
JUMBO SA	938	13,923
Motor Oil Hellas Corinth Refineries SA (b)	506	8,587
Mytilineos SA	948	17,282
National Bank of Greece SA (b)	4,872	15,319
OPAP SA	1,817	28,251
Piraeus Financial Holdings SA (b)	5,113	8,689
Public Power Corp SA (b)	1,023	11,087
Terna Energy SA	391	5,289
		203,061
Ireland — 0.7%
AIB Group PLC (b)	7,004	18,979
Glanbia PLC	1,766	28,846
Kerry Group PLC	1,378	184,944
Kingspan Group PLC	1,348	155,268
		388,037
Italy — 6.6%
A2A SpA	13,777	28,954
Amplifon SpA	1,092	55,480
Assicurazioni Generali SpA	11,282	245,842
Atlantia SpA (b)	4,396	84,891
Banca Mediolanum SpA	2,296	23,107
Buzzi Unicem SpA	879	20,495
Davide Campari-Milano NV	4,505	63,952
De’ Longhi SpA	570	22,272
DiaSorin SpA	206	46,520
Enel SpA	68,644	574,196
Eni SpA	22,302	319,790

	Shares	Value
Italy — 6.6% (Continued)
Ferrari NV	1,092	$258,783
FinecoBank Banca Fineco SpA (b)	5,441	103,876
Hera SpA	6,259	25,592
Infrastrutture Wireless Italiane SpA (c)	2,892	31,947
Interpump Group SpA	709	52,250
Intesa Sanpaolo SpA	146,633	416,566
Italgas SpA	4,368	27,721
Leonardo SpA (b)	3,527	25,841
Mediobanca Banca di Credito Finanziario SpA (b)	6,121	72,988
Moncler SpA	1,900	136,441
Nexi SpA (b) (c)	5,209	90,475
Pirelli & C SpA (c)	4,677	28,720
Poste Italiane SpA (c)	4,075	58,130
Prysmian SpA	2,278	86,111
Recordati Industria Chimica e Farmaceutica SpA	870	54,430
Reply SpA	199	38,578
Snam SpA	19,487	110,315
Telecom Italia SpA	94,960	33,821
Telecom Italia SpA - Savings Shares	53,819	20,438
Terna Rete Elettrica Nazionale SpA	12,415	92,454
UniCredit SpA	19,068	251,815
UnipolSai Assicurazioni SpA	4,445	12,867
		3,515,658
Luxembourg — 0.9%
ArcelorMittal	5,611	190,212
Aroundtown SA	10,676	74,172
Eurofins Scientifi (b)	1,114	131,277
RTL Group SA	342	19,720
Tenaris SA - ADR (a)	2,048	45,630
		461,011
Netherlands — 16.5%
Aalberts Industries NV	860	47,571
ABN AMRO Group NV (c)	3,697	54,388
Adyen NV (b) (c)	255	769,525
Aegon NV	15,707	79,620
Akzo Nobel NV	1,710	196,530
Argenx SE - ADR (b)	450	135,882
ASM International NV	420	190,033
ASML Holding NV (a)	3,497	2,842,641
ASR Nederland NV	1,241	58,044
BE Semiconductor Industries NV	630	57,505
CTP NV (c)	539	11,465
Euronext NV (c)	727	81,856
EXOR NV	928	87,431
GrandVision NV (b) (c)	440	14,445
Heineken Holding NV	948	87,890

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)
Netherlands — 16.5% (Continued)
Heineken NV	2,130	$235,936
IMCD NV	508	112,781
ING Groep NV - ADR (a)	34,283	518,702
JDE Peet’s NV	745	21,694
Just Eat Takeaway.com NV - ADR (b)	7,932	113,348
Koninklijke Ahold Delhaize NV	8,607	279,885
Koninklijke DSM NV	1,464	319,946
Koninklijke KPN NV	29,526	88,232
Koninklijke Philips NV	8,001	376,673
Koninklijke Vopak NV	596	23,701
NN Group NV	2,784	149,072
Prosus NV	7,786	685,938
QIAGEN NV (b)	1,974	108,598
Randstad Holding NV	987	70,969
Signify NV (c)	1,134	54,861
Stellantis NV	8,470	168,783
Stellantis NV	9,828	195,981
Universal Music Group NV	10,589	307,431
Wolters Kluwer NV	2,314	242,461
		8,789,818
Poland — 0.1%
InPost SA (b)	1,817	25,911

Portugal — 0.5%
EDP - Energias de Portugal SA	25,103	141,730
Galp Energia SGPS SA	4,591	47,722
Jeronimo Martins SGPS SA	2,179	49,371
		238,823
Spain — 7.2%
Acciona SA	186	35,650
ACS Actividades de Construccion y Servicios SA	1,996	52,216
Aena SME SA (b) (c)	630	103,161
Amadeus IT Holding SA (b)	3,800	254,080
Banco Bilbao Vizcaya Argentaria SA - ADR	58,445	407,362
Banco Santander SA - ADR	149,462	566,461
Bankinter SA	6,115	33,662
CaixaBank SA	39,361	113,071
Cellnex Telecom SA (c)	5,368	330,004
EDP Renovaveis SA	2,161	60,205
Enagas SA	2,226	49,934
Endesa SA	2,833	65,319
Ferrovial SA	4,365	137,553
Fluidra SA	899	34,347
Grifols SA	2,950	67,505
Iberdrola SA	52,108	615,321
Industria de Diseno Textil SA	9,377	338,636

	Shares	Value
Spain — 7.2% (Continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,115	$12,300
Mapfre SA	8,811	18,645
Naturgy Energy Group SA	2,687	70,603
Red Electrica Corp. SA	3,849	80,135
Repsol SA	11,473	146,634
Siemens Gamesa Renewable Energy SA (b)	2,003	54,251
Telefonica SA	43,780	190,521
		3,837,576
Switzerland — 0.5%
STMicroelectronics NV	5,646	267,044
TOTAL COMMON STOCKS (Cost $43,105,971)		51,404,803

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	508	43,222
FUCHS PETROLUB SE	626	29,988
Henkel AG & Co. KGaA	1,563	139,813
Porsche Automobil Holding SE	1,378	143,081
Sartorius AG	213	137,986
Volkswagen AG	1,639	367,228
		861,318
TOTAL PREFERRED STOCKS (Cost $707,074)		861,318

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Belgium — 0.1%
Warehouses De Pauw CVA	1,256	57,206

France — 0.5%
Covivio	450	38,911
Gecina SA	464	64,929
ICADE	294	23,043
Klepierre	1,681	39,953
Unibail-Rodamco-Westfield (b)	1,212	86,601
		253,437
Spain — 0.1%
Inmobiliaria Colonial Socimi SA	2,901	28,204
Merlin Properties Socimi SA	2,960	32,055
		60,259
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $319,640)		370,902

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS- 0.2%
Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$119,290	$119,290
TOTAL SHORT-TERM INVESTMENTS (Cost $119,290)		119,290

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (e)	6,679,123	6,679,123
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,679,123)		6,679,123

Total Investments (Cost $50,931,098) — 111.8%		59,435,436
Liabilities in Excess of Other Assets — (11.8)%		(6,272,527)
TOTAL NET ASSETS — 100.0%		$53,162,909

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $6,499,003 or 12.1% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $2,634,776 or 5.0% of net assets.

(d)	Value determined using significant unobservable inputs.
(e)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.5%
Australia — 6.2%
Afterpay Ltd. (a)	1,754	162,674
APA Group	8,994	55,479
Aristocrat Leisure Ltd.	5,184	182,036
ASX Ltd.	1,583	98,861
Atlassian Corp. PLC - Class A (a)	1,090	499,362
Australia & New Zealand Banking Group Ltd.	22,254	471,078
BHP Group Ltd. - ADR (b)	12,105	663,838
BHP Group PLC - ADR (b)	8,189	433,853
Brambles Ltd.	12,317	93,025
Cochlear Ltd.	506	83,908
Coles Group Ltd.	9,761	125,854
Commonwealth Bank of Australia	13,906	1,095,031
CSL Ltd.	3,658	826,865
Fortescue Metals Group Ltd.	13,753	144,115
Insurance Australia Group Ltd.	18,774	67,789
Macquarie Group Ltd.	2,700	401,806
National Australia Bank Ltd.	25,955	560,551
Newcrest Mining Ltd.	6,572	123,050
QBE Insurance Group Ltd.	11,934	106,202
Ramsay Health Care Ltd.	1,479	78,347
REA Group Ltd.	386	46,499
Reece Ltd.	1,079	16,144
Rio Tinto Ltd.	3,025	205,459
Santos Ltd.	14,403	75,626
Sonic Healthcare Ltd.	3,649	109,880
South32 Ltd.	39,364	105,713
Suncorp Group Ltd.	10,255	90,412
Sydney Airport (a)	10,757	66,273
Telstra Corp. Ltd.	33,792	97,104
TPG Telecom Ltd.	2,844	14,441
Transurban Group	22,212	224,568
Wesfarmers Ltd.	8,861	381,609
Westpac Banking Corp.	29,332	566,406
Woodside Petroleum Ltd.	7,768	135,919
Woolworths Group Ltd.	10,276	294,362
		8,704,139
Austria — 0.3%
ams AG (a)	2,233	44,119
ANDRITZ AG	585	33,123
BAWAG Group AG (c)	589	37,074
Erste Group Bank AG	2,456	105,332
OMV AG	1,174	71,115
Raiffeisen Bank International AG	1,107	32,376
Telekom Austria AG	1,155	9,987
Verbund AG	583	60,723
voestalpine AG	909	34,508
		428,357

	Shares	Value
Belgium — 0.8%
Anheuser-Busch InBev SA/NV - ADR (b)	6,888	$421,683
Groupe Bruxelles Lambert SA	961	111,370
KBC Groep NV	2,785	259,360
Sofina SA	127	56,141
Solvay SA	598	71,064
UCB SA	1,047	124,785
Umicore SA	1,541	88,322
		1,132,725
Canada — 9.1%
Agnico Eagle Mines Ltd.	1,971	104,562
Alimentation Couche-Tard, Inc. - Class B	6,603	247,666
Bank of Montreal	5,188	562,950
Barrick Gold Corp.	14,461	265,649
BCE, Inc.	2,427	124,918
Brookfield Asset Management, Inc. - Class A	11,425	689,956
Canadian Imperial Bank of Commerce	3,624	439,446
Canadian National Railway Co.	4,780	635,310
Canadian Natural Resources Ltd.	9,600	408,096
Canadian Pacific Railway Ltd. (b)	5,232	404,957
CGI, Inc. (a)	1,716	153,393
Constellation Software, Inc./Canada	150	263,614
Enbridge, Inc.	15,889	665,113
Fortis, Inc./Canada	3,765	167,580
Franco-Nevada Corp.	1,545	220,672
Great-West Lifeco, Inc.	2,213	65,106
Hydro One Ltd. (c)	2,504	59,828
Imperial Oil Ltd. (b)	1,860	63,017
Intact Financial Corp.	1,164	156,043
Loblaw Cos. Ltd.	1,410	106,046
Magna International, Inc.	2,141	174,063
Manulife Financial Corp.	15,748	306,928
National Bank of Canada	2,739	226,760
NUTRIEN Ltd. (a)	4,624	323,264
Pembina Pipeline Corp.	4,241	140,335
Power Corp of Canada	3,994	133,026
Restaurant Brands International, Inc.	2,445	138,485
Rogers Communications, Inc. - Class B	2,863	133,358
Royal Bank of Canada	11,167	1,161,480
Shopify, Inc. - Class A (a)	885	1,298,056
Sun Life Financial, Inc.	4,753	270,778
Suncor Energy, Inc.	12,403	326,199
TC Energy Corp.	7,846	424,469
TELUS Corp.	3,418	78,443
The Bank of Nova Scotia	9,528	624,656
The Toronto-Dominion Bank	14,276	1,035,153

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.5% (Continued)
Canada — 9.1% (Continued)
Thomson Reuters Corp.	1,373	$165,213
Wheaton Precious Metals Corp. (b)	3,440	139,010
		12,903,598
Chile — 0.0% (d)
Antofagasta PLC	1,849	36,071

China — 0.1%
China Evergrande New Energy Vehicle Group Ltd. (a)	16,443	7,904
ENN Energy Holdings Ltd.	4,992	86,424
		94,328
Denmark — 2.2%
AP Moller - Maersk A/S - Class A	24	65,716
AP Moller - Maersk A/S - Class B	50	144,483
Carlsberg A/S - Class B	845	139,389
Coloplast A/S - Class B	973	158,613
DSV A/S	1,634	379,743
Genmab A/S - ADR (a)	5,266	235,074
Novo Nordisk A/S - ADR	13,075	1,439,950
Orsted AS (c)	1,360	191,900
Vestas Wind Systems A/S	7,745	334,955
		3,089,823
Finland — 1.1%
Fortum Oyj	3,556	105,646
Kone Oyj - Class B	3,287	224,035
Neste Oyj	3,510	195,534
Nokia Oyj - ADR (a)	45,588	258,940
Nordea Bank Abp	28,224	345,274
Sampo Oyj - Class A	3,939	209,461
Stora Enso Oyj - Class R	4,993	83,000
UPM-Kymmene Oyj	4,320	152,415
		1,574,305
France — 8.2%
Air Liquide SA	3,691	615,444
Airbus SE - ADR (a)	19,795	633,440
AXA SA	16,793	488,425
BNP Paribas SA	8,989	601,657
Christian Dior SE	28	21,929
Cie de Saint-Gobain	3,940	271,275
Credit Agricole SA	10,314	155,476
Danone SA	5,241	341,403
Dassault Systemes SE	5,644	328,703
Electricite de France SA	3,790	55,773
Engie SA	13,520	192,176
EssilorLuxottica SA	2,401	496,548
Hermes International	275	435,683
Kering	583	436,854
L’Oreal SA	1,922	877,514

	Shares	Value
France — 8.2% (Continued)
LVMH Moet Hennessy Louis Vuitton SE - ADR	10,434	$1,641,894
Pernod Ricard SA	1,538	353,275
Safran SA	2,736	367,014
Sanofi - ADR	18,400	927,912
Sartorius Stedim Biotech	161	88,629
Schneider Electric SE	4,535	780,604
TotalEnergies SE - ADR	19,225	963,365
Vinci SA	4,142	442,283
Vivendi SE	6,537	84,145
		11,601,421
Germany — 6.5%
adidas AG	1,444	472,904
Allianz SE	3,306	768,744
Allianz SE - ADR	1	23
BASF SE	7,152	514,914
Bayer AG - ADR (b)	31,591	447,960
Bayerische Motoren Werke AG	2,595	261,705
Beiersdorf AG	807	85,733
BioNTech SE - ADR (a)	589	164,172
Daimler AG	6,690	663,084
Delivery Hero SE (a) (c)	1,369	170,205
Deutsche Boerse AG	1,544	256,307
Deutsche Post AG	7,887	487,963
Deutsche Telekom AG	25,319	470,584
E.ON SE	17,808	225,747
Fresenius Medical Care AG & Co. KGaA	1,492	99,104
Fresenius SE & Co. KGaA	3,344	151,786
Henkel AG & Co. KGaA	840	70,012
Infineon Technologies AG	10,216	477,054
Merck KGaA	1,059	249,983
Muenchener Rueckversicherungs-Gesellschaft AG	1,093	323,711
SAP SE - ADR (b)	8,527	1,234,539
Siemens AG - ADR (b)	12,476	1,019,164
Siemens Healthineers AG (c)	2,236	148,524
Volkswagen AG	226	73,361
Vonovia SE	4,426	268,410
Zalando SE (a) (c)	380	35,837
		9,141,530
Hong Kong — 2.3%
AIA Group Ltd. - ADR	23,637	1,069,338
Alibaba Health Information Technology Ltd. (a)	31,744	40,106
BOC Hong Kong Holdings Ltd.	29,187	92,657
Budweiser Brewing Co. APAC Ltd. (c)	10,757	29,656
CK Asset Holdings Ltd.	15,853	97,903

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.5% (Continued)
Hong Kong — 2.3% (Continued)
CK Hutchison Holdings Ltd.	21,921	$147,492
CLP Holdings Ltd.	12,334	120,716
Galaxy Entertainment Group Ltd. (a)	16,176	87,528
Hang Seng Bank Ltd.	5,911	112,439
Henderson Land Development Co. Ltd.	10,566	44,271
Hong Kong & China Gas Co. Ltd.	87,879	136,667
Hong Kong Exchanges & Clearing Ltd.	9,318	563,835
Jardine Matheson Holdings Ltd.	2,067	119,741
MTR Corp Ltd.	12,507	68,157
Sands China Ltd. (a)	19,706	45,032
Sun Hung Kai Properties Ltd.	12,002	159,657
Techtronic Industries Co. Ltd.	13,115	269,868
		3,205,063
Ireland — 0.8%
CRH PLC - ADR	6,456	309,501
Experian PLC	7,394	338,685
James Hardie Industries PLC	3,376	131,170
Kerry Group PLC	1,249	167,631
Kingspan Group PLC	1,263	145,477
Ryanair Holdings PLC - ADR (a)	769	87,289
		1,179,753
Israel — 0.8%
Azrieli Group Ltd.	298	27,819
Bank Hapoalim BM	9,089	89,329
Bank Leumi Le-Israel BM	11,908	113,535
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	3,749	4,693
Check Point Software Technologies Ltd. (a)	923	110,391
CyberArk Software Ltd. (a)	323	58,176
Elbit Systems Ltd.	204	32,105
Fiverr International Ltd. (a)	238	40,543
ICL Group Ltd.	5,597	47,845
Inmode Ltd. (a)	348	32,970
Isracard Ltd.	1	3
Israel Discount Bank Ltd. (a)	9,462	57,053
JFrog Ltd. (a)	87	2,844
Kornit Digital Ltd. (a)	319	53,362
Mizrahi Tefahot Bank Ltd.	1,069	38,816
Nice Ltd. - ADR (a) (b)	510	144,340
Nova Ltd. (a)	52	5,648
Plus500 Ltd.	827	14,900
Shapir Engineering and Industry Ltd.	1,105	9,030
Strauss Group Ltd.	388	11,395
Taro Pharmaceutical Industries Ltd. (a)	96	5,335

	Shares	Value
Israel — 0.8% (Continued)
Teva Pharmaceutical Industries Ltd. - ADR (a)	8,847	$77,323
The First International Bank Of Israel Ltd	407	16,283
Wix.com Ltd. (a)	438	81,451
ZIM Integrated Shipping Services Ltd.	565	28,939
		1,104,128
Italy — 1.6%
Assicurazioni Generali SpA	9,984	217,558
Atlantia SpA (a)	3,848	74,309
Davide Campari-Milano NV	3,186	45,228
Enel SpA	60,195	503,521
Eni SpA - ADR	10,037	288,965
Ferrari NV	995	235,796
Intesa Sanpaolo SpA	136,778	388,569
Moncler SpA	1,374	98,668
Poste Italiane SpA (c)	3,731	53,223
PRADA SpA	938	5,883
Snam SpA	17,667	100,012
Terna - Rete Elettrica Nazionale	11,383	84,769
UniCredit SpA	17,172	226,776
		2,323,277
Japan — 21.5%
Advantest Corp.	1,644	134,578
Aeon Co. Ltd.	7,107	163,247
AGC, Inc.	1,853	92,183
Aisin Corp.	1,497	54,705
Ajinomoto Co., Inc.	4,471	133,610
ANA Holdings, Inc. (a)	962	22,393
Asahi Group Holdings Ltd.	3,753	169,811
Asahi Kasei Corp.	11,340	119,046
Astellas Pharma, Inc.	14,375	241,780
Bandai Namco Holdings, Inc.	1,832	139,632
Bridgestone Corp.	5,056	222,646
Canon, Inc. - ADR	8,381	187,483
Central Japan Railway Co.	1,685	249,849
Chubu Electric Power Co., Inc.	5,871	60,732
Chugai Pharmaceutical Co. Ltd.	5,184	193,169
Dai Nippon Printing Co. Ltd.	2,463	60,724
Daifuku Co. Ltd.	965	88,478
Dai-ichi Life Holdings, Inc.	8,877	187,042
Daiichi Sankyo Co. Ltd.	14,312	360,013
Daikin Industries Ltd.	2,285	499,001
Daiwa House Industry Co. Ltd.	5,419	178,343
Daiwa Securities Group, Inc.	12,698	71,158
Denso Corp.	4,227	304,967
Dentsu Group, Inc.	2,019	73,869
Disco Corp.	235	63,093

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.5% (Continued)
Japan — 21.5% (Continued)
East Japan Railway Co.	3,073	$191,107
Eisai Co. Ltd.	2,410	169,731
ENEOS Holdings, Inc.	26,228	105,763
FANUC Corp.	1,477	289,115
Fast Retailing Co. Ltd.	509	337,219
FUJIFILM Holdings Corp.	3,134	242,003
Fujitsu Ltd.	1,452	250,015
GMO Payment Gateway, Inc.	333	42,189
Hankyu Hanshin Holdings, Inc.	2,079	64,299
Hikari Tsushin, Inc.	195	30,026
Hitachi Ltd.	7,566	435,074
Honda Motor Co. Ltd. - ADR (a)	13,969	413,203
Hoya Corp.	2,927	429,516
Hulic Co. Ltd.	4,053	38,868
Inpex Corp.	8,800	73,504
Isuzu Motors Ltd.	5,039	67,599
ITOCHU Corp.	11,151	317,188
Itochu Techno-Solutions Corp.	749	23,592
Japan Airlines Co. Ltd. (a)	915	19,677
Japan Exchange Group, Inc.	4,365	103,155
Japan Post Bank Co. Ltd.	3,295	25,701
Japan Post Holdings Co. Ltd.	9,452	72,564
Japan Post Insurance Co. Ltd.	964	15,647
Japan Tobacco, Inc.	9,120	178,879
JFE Holdings, Inc.	3,539	54,121
Kao Corp.	3,943	222,482
KDDI Corp.	12,734	394,170
Keio Corp.	1,001	50,412
Keyence Corp.	1,508	906,454
Kikkoman Corp.	1,586	129,691
Kirin Holdings Co. Ltd.	6,762	117,530
Kobe Bussan Co. Ltd.	967	33,216
Koito Manufacturing Co. Ltd.	1,069	60,402
Komatsu Ltd.	7,903	205,696
Kose Corp.	300	34,718
Kubota Corp.	9,415	200,113
Kyocera Corp.	2,872	167,696
Kyowa Kirin Co. Ltd.	2,074	68,057
Lasertec Corp.	592	130,009
M3, Inc.	3,475	204,521
Makita Corp.	2,294	105,930
Marubeni Corp.	14,113	119,021
MEIJI Holdings Co. Ltd.	1,185	74,755
MINEBEA MITSUMI, Inc.	3,470	87,530
MISUMI Group, Inc.	2,306	96,307
Mitsubishi Chemical Holdings Corp.	11,523	95,308
Mitsubishi Corp.	11,770	373,005
Mitsubishi Electric Corp.	17,448	233,456

	Shares	Value
Japan — 21.5% (Continued)
Mitsubishi Estate Co. Ltd.	11,313	$171,519
Mitsubishi Heavy Industries Ltd.	2,755	70,316
Mitsubishi UFJ Financial Group, Inc.	100,928	551,241
Mitsui & Co. Ltd.	12,421	282,476
Mitsui Fudosan Co. Ltd.	7,972	181,753
Mizuho Financial Group, Inc.	20,642	272,570
MonotaRO Co. Ltd.	1,928	43,643
MS&AD Insurance Group Holdings, Inc.	4,017	129,912
Murata Manufacturing Co. Ltd.	5,017	380,891
NEC Corp.	2,115	108,000
Nexon Co. Ltd.	3,750	63,534
Nidec Corp.	4,279	471,920
Nihon M&A Center Holdings, Inc.	2,265	69,257
Nintendo Co. Ltd. - ADR	7,579	418,740
Nippon Paint Holdings Co. Ltd.	11,281	120,654
Nippon Steel Corp.	7,725	135,488
Nippon Telegraph & Telephone Corp.	10,473	292,941
Nippon Yusen KK	1,148	82,392
Nissan Motor Co. Ltd. (a)	19,543	99,005
Nissin Foods Holdings Co. Ltd.	691	52,806
Nitori Holdings Co. Ltd.	692	126,621
Nitto Denko Corp.	1,302	101,441
Nomura Holdings, Inc.	23,138	111,655
Nomura Research Institute Ltd.	3,170	126,272
NTT Data Corp.	5,254	105,241
Obic Co. Ltd.	561	103,316
Odakyu Electric Railway Co. Ltd.	2,772	59,903
Olympus Corp.	10,576	228,315
Omron Corp.	1,687	160,892
Ono Pharmaceutical Co. Ltd.	4,088	85,562
Oracle Corp Japan	293	27,635
Oriental Land Co. Ltd./Japan	1,833	288,520
ORIX Corp.	10,048	198,800
Osaka Gas Co. Ltd.	3,390	54,609
Otsuka Corp.	868	42,648
Otsuka Holdings Co. Ltd.	4,534	178,774
Pan Pacific International Holdings Corp.	4,898	102,537
Panasonic Corp.	18,923	231,194
Rakuten Group, Inc.	6,642	72,845
Recruit Holdings Co. Ltd.	13,267	881,401
Renesas Electronics Corp. (a)	10,987	135,150
Resona Holdings, Inc.	17,952	67,414
Rohm Co. Ltd.	768	69,944
Secom Co. Ltd.	1,747	118,623
Sekisui Chemical Co. Ltd.	3,713	60,757
Sekisui House Ltd.	5,237	108,508

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.5% (Continued)
Japan — 21.5% (Continued)
Seven & i Holdings Co. Ltd.	6,490	$272,298
SG Holdings Co. Ltd.	3,984	99,622
Sharp Corp./Japan	1,702	20,025
Shimadzu Corp.	2,244	90,863
Shimano, Inc.	699	193,678
Shin-Etsu Chemical Co. Ltd.	3,124	555,180
Shionogi & Co. Ltd.	2,334	151,682
Shiseido Co. Ltd.	3,270	217,331
SMC Corp.	480	286,126
SoftBank Corp.	20,599	280,949
SoftBank Group Corp. - ADR	20,068	541,635
Sompo Holdings, Inc.	3,048	132,323
Sony Group Corp. - ADR	9,848	1,140,300
Subaru Corp.	5,188	101,416
Sumitomo Corp.	9,287	131,758
Sumitomo Electric Industries Ltd.	6,449	85,242
Sumitomo Metal Mining Co. Ltd.	2,223	86,267
Sumitomo Mitsui Financial Group, Inc.	10,742	350,700
Sumitomo Mitsui Trust Holdings, Inc.	3,076	101,314
Sumitomo Realty & Development Co. Ltd.	3,873	139,662
Suntory Beverage & Food Ltd.	1,057	40,945
Suzuki Motor Corp.	3,748	166,888
Sysmex Corp.	1,347	166,285
T&D Holdings, Inc.	4,840	62,085
Taisei Corp.	1,828	57,258
Taiyo Nippon Sanso Corp.	1,733	40,826
Takeda Pharmaceutical Co. Ltd. - ADR (b)	24,838	348,229
TDK Corp.	3,171	114,904
Terumo Corp.	5,675	249,854
The Kansai Electric Power Co., Inc.	6,730	61,882
Toho Co. Ltd./Tokyo	1,158	54,357
Tokio Marine Holdings, Inc.	5,710	300,492
Tokyo Electron Ltd.	1,227	568,958
Tokyo Gas Co. Ltd.	3,170	55,042
Tokyu Corp.	4,619	64,923
Toray Industries, Inc.	13,249	82,406
Toshiba Corp.	3,477	149,788
TOTO Ltd.	1,307	63,071
Toyota Industries Corp.	1,677	142,135
Toyota Motor Corp. - ADR	10,071	1,778,236
Toyota Tsusho Corp.	1,928	83,396
Trend Micro, Inc.	1,003	56,585
Unicharm Corp.	3,587	144,519
Welcia Holdings Co. Ltd.	786	29,344

	Shares	Value
Japan — 21.5% (Continued)
West Japan Railway Co.	1,559	$73,357
Yakult Honsha Co. Ltd.	1,323	66,629
Yamaha Corp.	1,376	86,683
Yamato Holdings Co. Ltd.	2,743	67,315
Yaskawa Electric Corp.	2,182	94,191
Z Holdings Corp.	20,753	128,551
ZOZO, Inc.	780	24,945
		30,421,871
Luxembourg — 0.1%
ArcelorMittal	5,795	196,449

Netherlands — 5.5%
Adyen NV - ADR (a)	23,674	718,979
ASML Holding NV	3,363	2,733,715
EXOR NV	787	74,147
Heineken NV	1,922	212,896
ING Groep NV - ADR (b)	31,164	471,511
Koninklijke Ahold Delhaize NV	8,420	273,804
Koninklijke DSM NV	1,293	282,575
Koninklijke Philips NV	7,128	335,574
Prosus NV	6,624	583,568
Royal Dutch Shell PLC - ADR	30,523	1,399,174
Stellantis NV	17,319	345,359
Universal Music Group NV	12,937	375,600
		7,806,902
New Zealand — 0.3%
Auckland International Airport Ltd. (a)	9,707	55,579
Contact Energy Ltd.	5,858	34,338
Fisher & Paykel Healthcare Corp. Ltd.	4,683	104,736
Mercury NZ Ltd.	5,093	22,390
Meridian Energy Ltd.	10,200	36,473
Ryman Healthcare Ltd.	3,372	34,917
Spark New Zealand Ltd.	14,923	48,817
Xero Ltd. (a)	894	100,547
		437,797
Norway — 0.8%
Adevinta ASA (a)	1,838	30,253
Aker BP ASA	881	33,778
DNB Bank ASA	7,318	173,943
Equinor ASA - ADR (b)	9,026	229,531
Gjensidige Forsikring ASA	1,544	38,399
Mowi ASA	3,650	105,682
Norsk Hydro ASA	11,100	81,306
Orkla ASA	6,603	64,218
Salmar ASA	459	34,936
Schibsted ASA - Class A	679	35,019
Schibsted ASA - Class B	846	38,195

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.5% (Continued)
Norway — 0.8% (Continued)
Telenor ASA	5,294	$83,566
TOMRA Systems ASA	898	57,954
Yara International ASA	1,454	75,868
		1,082,648
Poland — 0.0% (d)
Allegro.eu SA (a) (c)	1,153	13,040

Portugal — 0.1%
EDP - Energias de Portugal SA	22,569	127,423

Singapore — 1.5%
Capitaland Investment Ltd/Singapore (a)	20,453	52,175
DBS Group Holdings Ltd.	14,550	340,201
Oversea-Chinese Banking Corp. Ltd.	31,825	278,484
Sea Ltd. - ADR (a)	2,589	889,503
Singapore Airlines Ltd. (a)	10,590	40,837
Singapore Technologies Engineering Ltd.	12,677	36,005
Singapore Telecommunications Ltd.	52,200	96,774
United Overseas Bank Ltd.	11,368	225,505
Wilmar International Ltd.	24,676	79,051
		2,038,535
South Korea — 0.1%
Coupang, Inc. (a)	964	28,689
POSCO - ADR	2,416	152,836
		181,525
Spain — 1.9%
Aena SME SA (a) (c)	603	98,740
Amadeus IT Holding SA (a)	3,660	244,719
Banco Bilbao Vizcaya Argentaria SA - ADR	54,444	379,475
Banco Santander SA - ADR	137,124	519,700
Cellnex Telecom SA (c)	4,381	269,327
EDP Renovaveis SA	2,188	60,957
Endesa SA	2,602	59,993
Iberdrola SA	45,412	536,251
Industria de Diseno Textil SA	8,620	311,298
Naturgy Energy Group SA	2,725	71,602
Telefonica SA - ADR	41,856	182,074
		2,734,136
Sweden — 3.5%
Alfa Laval AB	2,443	104,598
Assa Abloy AB - Class B	8,075	236,477
Atlas Copco AB - Class A	5,267	338,418
Atlas Copco AB - Class B	3,168	171,348
EPIROC AB (a)	3,168	67,322
EPIROC AB (a)	5,093	126,732

	Shares	Value
Sweden — 3.5% (Continued)
EQT AB	2,177	$114,731
Essity AB - Class B	4,924	159,279
Evolution AB (c)	1,465	236,979
Fastighets AB Balder - Class B (a)	571	41,369
H & M Hennes & Mauritz AB - Class B (b)	6,298	118,084
HEXAGON AB	16,076	258,324
Industrivarden AB - Class A	1,521	50,157
Industrivarden AB - Class C	1,360	44,167
Investment AB Latour - Class B	1,023	37,070
INVESTOR AB	4,034	93,250
INVESTOR AB	14,858	342,384
Kinnevik AB - Class A (a)	66	2,661
Kinnevik AB - Class B (a)	1,978	77,538
L E Lundbergforetagen AB - Class B	530	30,524
NIBE INDUSTRIER AB	10,863	161,718
Sagax AB - Class B	853	33,373
Sagax AB - Class D	871	3,321
Sandvik AB	8,526	215,930
SINCH AB	3,632	68,872
Skandinaviska Enskilda Banken AB - Class A	13,058	204,126
Skandinaviska Enskilda Banken AB - Class C	122	1,955
Skanska AB - Class B	2,936	74,528
SKF AB - Class B	3,056	70,813
Spotify Technology SA (a)	1,071	309,947
Svenska Cellulosa AB SCA - Class B	4,924	76,773
Svenska Handelsbanken AB - Class A	12,318	141,052
Svenska Handelsbanken AB - Class B	292	3,689
Swedbank AB (b)	7,550	163,730
SWEDISH MATCH	13,450	118,369
Telefonaktiebolaget LM Ericsson - ADR	22,932	249,271
Telia Co. AB (b)	20,596	81,048
Volvo AB - Class A	751	17,734
Volvo AB - Class B	12,030	280,046
		4,927,707
Switzerland — 8.0%
ABB Ltd. - ADR (b)	13,917	459,818
Alcon, Inc.	3,977	328,637
Cie Financiere Richemont SA	4,078	503,737
Givaudan SA	64	301,197
Glencore PLC	88,810	443,928
Kuehne + Nagel International AG	354	111,466
Lonza Group AG	560	459,083
Nestle SA - ADR	22,260	2,934,313
Novartis AG - ADR	18,996	1,572,109
Partners Group Holding AG	168	293,119
Roche Holding AG - ADR	46,308	2,238,066

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.5% (Continued)
Switzerland — 8.0% (Continued)
Sika AG	1,063	$359,906
STMicroelectronics NV	5,333	252,239
UBS Group AG	30,178	548,616
Zurich Insurance Group AG	1,174	520,453
		11,326,687
United Kingdom — 10.0%
3i Group PLC	6,679	124,677
Anglo American PLC	10,666	406,160
Ashtead Group PLC	3,456	289,648
Associated British Foods PLC	2,896	70,864
AstraZeneca PLC - ADR	24,489	1,527,624
Aviva PLC	31,980	172,745
BAE Systems PLC	25,929	195,807
Barclays PLC - ADR (b)	32,135	359,591
BP PLC - ADR	26,977	776,668
British American Tobacco PLC - ADR	17,766	620,389
BT Group PLC (a)	71,240	135,421
CNH Industrial NV	8,067	138,026
Coca-Cola European Partners PLC	1,608	84,661
Compass Group PLC (a)	14,499	307,561
Croda International PLC	983	127,237
Diageo PLC - ADR	4,669	932,259
Entain PLC (a)	3,954	110,822
Ferguson PLC	1,902	286,198
GlaxoSmithKline PLC - ADR	19,314	817,562
HSBC Holdings PLC - ADR	32,462	976,132
Imperial Brands PLC	7,716	162,831
Legal & General Group PLC	47,975	189,681
Lloyds Banking Group PLC - ADR	141,281	384,284
London Stock Exchange Group PLC	2,432	236,310
National Grid PLC - ADR	6,152	394,220
Natwest Group PLC	37,315	112,910
Ocado Group PLC (a)	4,611	113,776
Prudential PLC - ADR	10,604	437,945
Reckitt Benckiser Group PLC	5,744	465,762
RELX PLC - ADR	16,089	501,816
Rio Tinto PLC - ADR (b)	8,240	521,345
Smith & Nephew PLC - ADR	3,650	126,838
SSE PLC	8,509	191,386
Standard Chartered PLC	21,528	145,808
Tesco PLC	62,258	229,964
Unilever PLC - ADR	20,564	1,101,819
Vodafone Group PLC - ADR	21,328	318,854
WPP PLC	8,473	122,451
		14,218,052

	Shares	Value
United States — 0.2%
Jackson Financial, Inc. - Class A (a)	490	$13,264
Waste Connections, Inc.	2,137	290,654
		303,918
TOTAL COMMON STOCKS (Cost $108,895,582)		132,335,208

PREFERRED STOCKS — 0.5%
Canada — 0.0% (d)
Brookfield Property Preferred LP (a)	31	770

Germany — 0.5%
Bayerische Motoren Werke AG	484	41,180
Henkel AG & Co. KGaA	1,448	129,526
Porsche Automobil Holding SE	1,031	107,051
Sartorius AG	168	108,834
Volkswagen AG	1,428	319,952
		706,543
TOTAL PREFERRED STOCKS (Cost $637,941)		707,313

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Australia — 0.3%
Dexus	8,867	72,505
Goodman Group	13,228	217,921
Scentre Group	42,144	95,742
		386,168
Hong Kong — 0.1%
Link REIT	16,706	148,154

Japan — 0.2%
Japan Real Estate Investment Corp.	5	30,620
Nippon Building Fund, Inc.	15	97,390
Nippon Prologis REIT, Inc.	15	50,077
Nomura Real Estate Master Fund, Inc.	40	59,908
		237,995
Singapore — 0.1%
Ascendas Real Estate Investment Trust	24,342	55,778
CapitaLand Integrated Commercial Trust	27,823	44,360
		100,138
United Kingdom — 0.1%
Segro PLC	9,074	160,506
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $862,712)		1,032,961

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 4.8%
iShares MSCI South Korea ETF	86,266	$6,857,285
TOTAL EXCHANGE TRADED FUNDS (Cost $5,793,993)		6,857,285

	Principal Amount
SHORT-TERM INVESTMENTS- 0.1%
MONEY MARKET FUNDS — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$204,400	204,400
TOTAL SHORT-TERM INVESTMENTS (Cost $204,400)		204,400

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (e)	6,653,842	$6,653,842
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,653,842)		6,653,842
Total Investments (Cost $123,048,470) — 104.4%		147,791,009
Liabilities in Excess of Other Assets — (4.4)%		(6,289,739)
TOTAL NET ASSETS — 100.0%		$141,501,272

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $6,397,493 or 4.5% of net assets.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $1,344,333 or 1.0% of net assets.

(d)	Less than 0.05%.
(e)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
CORPORATE BONDS — 98.4%
Aerospace/Defense — 4.3%
Howmet Aerospace, Inc.
5.125%, 10/01/2024 (a) (b)	5,795,000	$6,396,231
3.000%, 01/15/2029 (a)	6,260,000	6,173,925
Moog, Inc.
4.250%, 12/15/2027 (a) (c)	4,875,000	5,024,565
Spirit AeroSystems, Inc.
5.500%, 01/15/2025 (a) (c)	11,935,000	12,442,237
TransDigm, Inc.
5.500%, 11/15/2027 (a) (b)	14,215,000	14,570,375
Triumph Group, Inc.
8.875%, 06/01/2024 (a) (b) (c)	10,802,000	11,912,014
		56,519,347
Agriculture — 0.8%
Vector Group Ltd.
5.750%, 02/01/2029 (a) (c)	10,825,000	10,784,406

Airlines — 1.7%
American Airlines, Inc.
11.750%, 07/15/2025 (a) (c)	10,840,000	13,441,600
United Airlines, Inc.
4.625%, 04/15/2029 (a) (b) (c)	8,395,000	8,665,571
		22,107,171
Apparel — 1.2%
Levi Strauss & Co.
3.500%, 03/01/2031 (a) (b) (c)	6,205,000	6,243,782
Under Armour, Inc.
3.250%, 06/15/2026 (a) (b)	4,825,000	4,951,656
Wolverine World Wide, Inc.
4.000%, 08/15/2029 (a) (c)	4,975,000	4,918,086
		16,113,524
Auto Manufacturers — 1.0%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a) (b) (c)	5,550,000	5,342,125
Ford Motor Co.
4.750%, 01/15/2043 (a) (b)	7,290,000	7,963,450
		13,305,575
Auto Parts & Equipment — 2.7%
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029 (a) (b)	11,145,000	10,670,145
Tenneco, Inc.
5.125%, 04/15/2029 (a) (c)	11,725,000	11,637,063
The Goodyear Tire & Rubber Co.
4.875%, 03/15/2027 (a) (b)	12,095,000	12,878,151
		35,185,359
Banks — 0.7%
CIT Group, Inc.
4.750%, 02/16/2024 (a)	9,215,000	9,802,456

	Shares	Value
Beverages — 0.5%
Primo Water Holdings, Inc.
4.375%, 04/30/2029 (a) (c)	5,535,000	$5,492,502
Triton Water Holdings, Inc.
6.250%, 04/01/2029 (a) (c)	1,470,000	1,467,030
		6,959,532
Building Materials — 0.8%
Builders FirstSource, Inc.
5.000%, 03/01/2030 (a) (c)	5,525,000	5,842,771
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/2029 (a) (c)	4,715,000	4,944,856
		10,787,627
Chemicals — 4.1%
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125%, 06/15/2028 (a) (c)	10,635,000	11,020,519
Element Solutions, Inc.
3.875%, 09/01/2028 (a) (c)	4,940,000	4,941,630
Ingevity Corp.
3.875%, 11/01/2028 (a) (c)	9,305,000	9,153,329
Olin Corp.
5.625%, 08/01/2029 (a) (b)	5,065,000	5,538,476
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (a) (c)	10,828,000	11,211,257
The Chemours Co.
5.375%, 05/15/2027 (a) (b)	11,305,000	11,940,906
		53,806,117
Commercial Services — 3.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/2028 (a) (b) (c)	12,085,000	12,553,354
Service Corp. International
5.125%, 06/01/2029 (a) (b)	4,605,000	4,978,005
Square, Inc.
3.500%, 06/01/2031 (a) (b) (c)	8,185,000	8,399,857
The ADT Security Corp
4.125%, 06/15/2023 (a) (b)	10,070,000	10,495,256
WW International, Inc.
4.500%, 04/15/2029 (a) (b) (c)	11,020,000	10,565,425
		46,991,897
Computers — 1.3%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a) (b) (c)	4,905,000	4,981,518
NCR Corp.
5.125%, 04/15/2029 (a) (b) (c)	11,980,000	12,265,483
		17,247,001
Cosmetics/Personal Care — 1.1%
Coty, Inc.
5.000%, 04/15/2026 (a) (c)	13,965,000	14,331,581

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
CORPORATE BONDS — 98.4% (Continued)
Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/2028 (a) (b) (c)	5,000,000	$4,987,500

Diversified Financial Services — 3.2%
Ally Financial, Inc.
5.750%, 11/20/2025 (a) (b)	6,460,000	7,337,080
LD Holdings Group LLC
6.500%, 11/01/2025 (a) (b) (c)	11,730,000	11,516,338
LPL Holdings, Inc.
4.000%, 03/15/2029 (a) (b) (c)	4,880,000	4,983,700
Navient Corp.
5.625%, 08/01/2033 (a)	9,795,000	9,323,909
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/2029 (a) (b) (c)	4,905,000	4,874,344
SLM Corp.
4.200%, 10/29/2025 (a)	4,615,000	4,884,170
		42,919,541
Electric — 0.4%
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 (a) (b) (c)	4,785,000	5,071,861

Electrical Components & Equipment — 2.0%
Energizer Holdings, Inc.
4.375%, 03/31/2029 (a) (b) (c)	12,220,000	11,725,090
WESCO Distribution, Inc.
7.250%, 06/15/2028 (a) (c)	13,320,000	14,707,411
		26,432,501
Electronics — 0.9%
Sensata Technologies, Inc.
3.750%, 02/15/2031 (a) (b) (c)	6,305,000	6,226,313
TTM Technologies, Inc.
4.000%, 03/01/2029 (a) (b) (c)	5,740,000	5,703,580
		11,929,893
Engineering & Construction — 1.4%
AECOM
5.125%, 03/15/2027 (a)	5,750,000	6,353,750
Dycom Industries, Inc.
4.500%, 04/15/2029 (a) (c)	12,150,000	12,347,437
		18,701,187
Entertainment — 1.1%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, 02/15/2028 (a) (c)	2,850,000	3,058,022
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (a) (c)	1,710,000	1,750,613
Live Nation Entertainment, Inc.
3.750%, 01/15/2028 (a) (c)	5,045,000	5,000,856

	Shares	Value
Entertainment — 1.1% (Continued)
WMG Acquisition Corp.
3.875%, 07/15/2030 (a) (b) (c)	4,785,000	$4,964,772
		14,774,263
Environmental Control — 0.4%
Stericycle, Inc.
3.875%, 01/15/2029 (a) (c)	4,935,000	4,867,144

Food — 3.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
3.500%, 03/15/2029 (a) (b) (c)	4,940,000	4,875,459
B&G Foods, Inc.
5.250%, 09/15/2027 (a) (b)	14,005,000	14,380,155
Performance Food Group, Inc.
4.250%, 08/01/2029 (a) (b) (c)	5,015,000	5,021,269
Pilgrim’s Pride Corp.
3.500%, 03/01/2032 (a) (b) (c)	7,970,000	7,999,888
Post Holdings, Inc.
4.625%, 04/15/2030 (a) (b) (c)	4,885,000	4,915,531
TreeHouse Foods, Inc.
4.000%, 09/01/2028 (a) (b)	12,815,000	12,255,603
		49,447,905
Forest Products & Paper — 0.9%
Mercer International, Inc.
5.125%, 02/01/2029 (a) (b)	12,335,000	12,279,122

Healthcare-Services — 1.4%
CHS/Community Health Systems, Inc.
6.000%, 01/15/2029 (a) (b) (c)	11,620,000	12,259,100
LifePoint Health, Inc.
5.375%, 01/15/2029 (a) (c)	1,440,000	1,413,000
Tenet Healthcare Corp.
4.625%, 06/15/2028 (a) (b) (c)	4,825,000	5,030,062
		18,702,162
Home Builders — 0.8%
Taylor Morrison Communities, Inc.
5.875%, 06/15/2027 (a) (b) (c)	4,365,000	4,889,062
Williams Scotsman International, Inc.
4.625%, 08/15/2028 (a) (c)	4,875,000	5,045,625
		9,934,687
Home Furnishings — 0.4%
Tempur Sealy International, Inc.
4.000%, 04/15/2029 (a) (c)	4,800,000	4,882,656

Household Products/Wares — 0.7%
Central Garden & Pet Co.
4.125%, 10/15/2030 (a)	4,875,000	4,917,535

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
CORPORATE BONDS — 98.4% (Continued)
Household Products/Wares — 0.7% (Continued)
Spectrum Brands, Inc.
3.875%, 03/15/2031 (a) (b) (c)	5,040,000	$4,946,029
		9,863,564
Housewares — 0.8%
Newell Brands, Inc.
4.875%, 06/01/2025 (a) (b)	5,805,000	6,365,705
The Scotts Miracle-Gro Co.
4.000%, 04/01/2031 (a) (b) (c)	4,920,000	4,886,495
		11,252,200
Insurance — 0.4%
Radian Group, Inc.
6.625%, 03/15/2025 (a)	4,355,000	4,861,269

Internet — 1.6%
Endure Digital, Inc.
6.000%, 02/15/2029 (a) (c)	550,000	506,940
Netflix, Inc.
5.375%, 11/15/2029 (a) (b) (c)	6,430,000	7,764,000
Uber Technologies, Inc.
4.500%, 08/15/2029 (a) (b) (c)	12,805,000	12,911,282
		21,182,222
Investment Companies — 2.1%
Compass Group Diversified Holdings LLC
5.250%, 04/15/2029 (a) (b) (c)	12,165,000	12,666,806
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024 (a)	14,050,000	14,579,615
		27,246,421
Iron/Steel — 1.3%
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (a) (b) (c)	4,800,000	4,962,000
United States Steel Corp.
6.875%, 03/01/2029 (a) (b)	11,895,000	12,742,519
		17,704,519
Lodging — 3.5%
Hilton Domestic Operating Co, Inc.
3.750%, 05/01/2029 (a) (b) (c)	4,905,000	4,911,131
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (a) (b) (c)	4,950,000	4,956,188
MGM Resorts International
5.500%, 04/15/2027 (a) (b)	8,815,000	9,498,162
Travel + Leisure Co.
6.625%, 07/31/2026 (a) (c)	10,910,000	12,197,380
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 (a) (c)	4,895,000	5,062,899
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/2027 (a) (b) (c)	9,225,000	9,351,844
		45,977,604

	Shares	Value
Machinery-Construction & Mining — 0.9%
Terex Corp.
5.000%, 05/15/2029 (a) (c)	11,770,000	$12,020,113

Media — 7.7%
Cable One, Inc.
4.000%, 11/15/2030 (a) (b) (c)	4,955,000	4,873,911
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 08/15/2030 (a) (c)	6,120,000	6,234,750
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/2027 (a) (b) (c)	12,220,000	12,555,439
CSC Holdings LLC
5.250%, 06/01/2024 (a) (b)	13,670,000	14,404,763
DISH DBS Corp.
5.875%, 11/15/2024 (a)	12,000,000	12,795,000
iHeartCommunications, Inc.
4.750%, 01/15/2028 (a) (c)	12,165,000	12,257,211
Mav Acquisition Corp.
8.000%, 08/01/2029 (a) (c)	1,110,000	1,081,406
News Corp.
3.875%, 05/15/2029 (a) (c)	4,865,000	4,944,056
Nexstar Media, Inc.
4.750%, 11/01/2028 (a) (b) (c)	12,780,000	13,072,662
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a) (c)	6,270,000	6,285,675
TEGNA, Inc.
5.000%, 09/15/2029 (a)	12,530,000	12,701,348
		101,206,221
Mining — 1.1%
Freeport-McMoRan, Inc.
4.550%, 11/14/2024 (a) (b)	4,620,000	5,001,242
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (a) (c)	4,795,000	4,705,573
Novelis Corp.
3.875%, 08/15/2031 (a) (b) (c)	5,490,000	5,366,750
		15,073,565
Oil & Gas — 6.6%
Apache Corp.
4.375%, 10/15/2028 (a)	5,090,000	5,467,271
California Resources Corp.
7.125%, 02/01/2026 (a) (b) (c)	11,765,000	12,426,369
Chesapeake Energy Corp.
5.875%, 02/01/2029 (a) (b) (c)	4,725,000	5,026,219
CNX Resources Corp.
6.000%, 01/15/2029 (a) (b) (c)	4,780,000	5,048,875
Continental Resources Inc/OK
4.900%, 06/01/2044 (a) (b)	4,420,000	5,021,451
EQT Corp.
6.625%, 02/01/2025 (a) (b)	4,390,000	4,944,237

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
CORPORATE BONDS — 98.4% (Continued)
Oil & Gas — 6.6% (Continued)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/2029 (a) (b) (c)	6,335,000	$6,437,944
Matador Resources Co.
5.875%, 09/15/2026 (a) (b)	12,135,000	12,545,891
Occidental Petroleum Corp.
5.875%, 09/01/2025 (a) (b)	4,495,000	4,995,069
Range Resources Corp.
4.875%, 05/15/2025 (a)	11,730,000	12,243,188
Southwestern Energy Co.
6.200%, 01/23/2025 (a)	12,010,000	13,105,913
		87,262,427
Oil & Gas Services — 1.0%
Oceaneering International, Inc.
4.650%, 11/15/2024 (a) (b)	12,830,000	13,343,200

Packaging & Containers — 0.5%
Ball Corp.
5.250%, 07/01/2025 (a) (b)	5,755,000	6,423,040

Pharmaceuticals — 0.7%
Owens & Minor, Inc.
4.500%, 03/31/2029 (a) (b) (c)	4,825,000	4,849,125
Prestige Brands, Inc.
3.750%, 04/01/2031 (a) (b) (c)	5,060,000	4,895,550
		9,744,675
Pipelines — 4.1%
Cheniere Energy, Inc.
4.625%, 10/15/2028 (a)	5,240,000	5,501,738
DCP Midstream Operating LP
5.375%, 07/15/2025 (a) (b)	4,555,000	5,038,969
EQM Midstream Partners LP
6.000%, 07/01/2025 (a) (c)	11,490,000	12,481,012
ITT Holdings LLC
6.500%, 08/01/2029 (a) (c)	14,360,000	14,452,694
New Fortress Energy, Inc.
6.500%, 09/30/2026 (a) (b) (c)	11,685,000	11,374,413
Western Midstream Operating LP
5.300%, 02/01/2030 (a)	5,005,000	5,492,987
		54,341,813
Real Estate — 0.8%
Kennedy-Wilson, Inc.
4.750%, 03/01/2029 (a) (b)	5,665,000	5,785,381
The Howard Hughes Corp.
4.125%, 02/01/2029 (a) (b) (c)	5,000,000	5,011,600
		10,796,981

	Shares	Value
REITS — 8.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, 05/15/2026 (a) (b) (c)	12,045,000	$12,475,609
Diversified Healthcare Trust
4.375%, 03/01/2031 (a) (b)	8,225,000	7,958,798
Iron Mountain, Inc.
4.875%, 09/15/2029 (a) (b) (c)	11,710,000	12,134,956
iStar, Inc.
4.750%, 10/01/2024 (a) (b)	4,680,000	4,950,270
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a) (c)	12,240,000	12,318,336
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028 (a) (b) (c)	11,630,000	12,167,887
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027 (a)	7,660,000	7,822,775
RLJ Lodging Trust LP
3.750%, 07/01/2026 (a) (c)	12,500,000	12,641,063
SBA Communications Corp.
3.125%, 02/01/2029 (a) (c)	6,460,000	6,209,675
Service Properties Trust
4.350%, 10/01/2024 (a) (b)	14,180,000	14,307,620
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
6.500%, 02/15/2029 (a) (c)	1,140,000	1,155,002
VICI Properties LP / VICI Note Co, Inc.
4.625%, 12/01/2029 (a) (b) (c)	4,610,000	4,924,056
		109,066,047
Retail — 6.8%
Ambience Merger Sub, Inc.
7.125%, 07/15/2029 (a) (c)	1,800,000	1,737,369
Carvana Co.
4.875%, 09/01/2029 (a) (c)	1,890,000	1,830,937
Lithia Motors, Inc.
3.875%, 06/01/2029 (a) (c)	4,790,000	4,969,673
Macy’s Retail Holdings LLC
5.875%, 04/01/2029 (a) (b) (c)	10,980,000	11,715,280
Murphy Oil USA, Inc.
3.750%, 02/15/2031 (a) (c)	5,005,000	4,929,925
Nordstrom, Inc.
5.000%, 01/15/2044 (a) (b)	5,215,000	5,166,109
Party City Holdings, Inc.
8.750%, 02/15/2026 (a) (c)	870,000	890,954
QVC, Inc.
4.375%, 09/01/2028 (a) (b)	9,905,000	10,140,442
Staples, Inc.
7.500%, 04/15/2026 (a) (b) (c)	13,925,000	14,084,859

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
CORPORATE BONDS — 98.4% (Continued)
Retail — 6.8% (Continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/2031 (a) (c)	9,160,000	$9,400,450
The Michaels Cos., Inc.
5.250%, 05/01/2028 (a) (b) (c)	12,705,000	12,848,567
Yum! Brands, Inc.
3.625%, 03/15/2031 (a) (b)	11,855,000	11,731,708
		89,446,273
Software — 0.6%
Clarivate Science Holdings Corp.
4.875%, 07/01/2029 (a) (c)	1,560,000	1,555,242
MSCI, Inc.
3.250%, 08/15/2033 (a) (b) (c)	7,005,000	7,040,866
		8,596,108
Telecommunications — 6.7%
Avaya, Inc.
6.125%, 09/15/2028 (a) (b) (c)	11,895,000	12,389,237
CommScope, Inc.
4.750%, 09/01/2029 (a) (b) (c)	12,005,000	11,794,312
Consolidated Communications, Inc.
6.500%, 10/01/2028 (a) (b) (c)	11,135,000	11,871,469
Level 3 Financing, Inc.
4.250%, 07/01/2028 (a) (b) (c)	12,385,000	12,262,079
Lumen Technologies, Inc.
5.625%, 04/01/2025 (a) (b)	11,445,000	12,303,375
Plantronics, Inc.
4.750%, 03/01/2029 (a) (b) (c)	10,605,000	9,748,911
T-Mobile USA, Inc.
2.625%, 04/15/2026 (a) (b)	10,155,000	10,321,339
United States Cellular Corp.
6.700%, 12/15/2033 (a) (b)	5,870,000	7,313,891
		88,004,613
Toys/Games/Hobbies — 0.5%
Mattel, Inc.
3.750%, 04/01/2029 (a) (b) (c)	6,065,000	6,307,903

Transportation — 0.9%
Cargo Aircraft Management, Inc.
4.750%, 02/01/2028 (a) (b) (c)	12,155,000	12,444,654
TOTAL CORPORATE BONDS (Cost $1,326,206,521)		1,301,037,447

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$4,937,966	$4,937,966
TOTAL SHORT-TERM INVESTMENTS (Cost $4,937,966)		4,937,966

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 26.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	345,897,645	345,897,645
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $345,897,645)		345,897,645
Total Investments (Cost $1,677,042,132) — 125.0%		1,651,873,058
Liabilities in Excess of Other Assets — (25.0)%		(330,688,396)
TOTAL NET ASSETS — 100.0%		$1,321,184,662

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $338,595,751 or 25.6% of net assets.
(c)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $838,072,806 or 63.4% of net assets.

(d)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.9%
Pacer Trendpilot 100 ETF	227,897	$13,245,260
Pacer Trendpilot International ETF	442,607	13,083,463
Pacer Trendpilot US Bond ETF	469,707	12,667,998
Pacer Trendpilot US Large Cap ETF	333,765	13,480,768
Pacer Trendpilot US Mid Cap ETF	359,191	13,009,898
TOTAL EXCHANGE TRADED FUNDS (Cost $57,533,027)		65,487,387

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (a)	$49,439	49,439
TOTAL SHORT-TERM INVESTMENTS (Cost $49,439)		49,439

Total Investments (Cost $57,582,466) — 100.0%		65,536,826
Liabilities in Excess of Other Assets — 0.0% (b)		(7,987)
TOTAL NET ASSETS — 100.0%		$65,528,839

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2021.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Australia — 5.4%
AGL Energy Ltd.	43,720	$188,121
Aurizon Holdings Ltd.	109,432	277,418
BHP Group Ltd. - ADR (a)	37,750	2,070,210
Coles Group Ltd.	36,808	474,585
Evolution Mining Ltd.	41,113	112,266
Fortescue Metals Group Ltd.	160,875	1,685,778
Origin Energy Ltd.	63,364	240,710
Telstra Corp. Ltd.	400,918	1,152,072
Wesfarmers Ltd.	25,565	1,100,986
		7,302,146
Britain — 12.1%
BP PLC - ADR	104,581	3,010,887
British American Tobacco PLC - ADR	72,848	2,543,852
GlaxoSmithKline PLC - ADR (a)	73,346	3,104,736
Imperial Brands PLC	63,950	1,349,540
Rio Tinto PLC - ADR (a)	32,109	2,031,537
Unilever PLC - ADR	46,761	2,505,454
Vodafone Group PLC - ADR	126,028	1,884,119
		16,430,125
Cambodia — 0.2%
NagaCorp Ltd.	193,879	178,168

Canada — 1.5%
BCE, Inc. -	38,578	1,985,610

China — 1.0%
Lenovo Group Ltd.	313,652	341,044
Tingyi Cayman Islands Holding Corp.	277,778	519,819
Uni-President China Holdings Ltd.	195,776	167,078
Want Want China Holdings Ltd.	420,199	325,660
		1,353,601
France — 7.2%
Bouygues SA	15,405	623,288
Carrefour SA	17,797	322,076
Danone SA	17,020	1,108,696
Orange SA - ADR (a)	187,574	2,046,432
Sanofi - ADR (a)	54,224	2,734,516
TotalEnergies SE - ADR	58,966	2,954,786
		9,789,794
Germany — 1.8%
BASF SE	34,280	2,468,017

Hong Kong — 3.3%
ASM Pacific Technology Ltd.	9,450	102,085
CK Hutchison Holdings Ltd.	125,927	847,282
CK Infrastructure Holdings Ltd.	110,083	663,568
CLP Holdings Ltd.	84,888	830,823

	Shares	Value
Hong Kong — 3.3% (Continued)
Dairy Farm International Holdings Ltd.	42,925	$153,242
Jardine Matheson Holdings Ltd.	6,852	396,936
PCCW Ltd.	502,807	259,142
Power Assets Holdings Ltd.	106,863	651,713
Sun Art Retail Group Ltd.	205,385	120,900
Swire Pacific Ltd. - Class A	37,394	235,260
WH Group Ltd. (b)	315,812	221,623
		4,482,574
Japan — 14.8%
Asahi Kasei Corp.	31,301	328,595
Canon, Inc.	28,386	637,082
ENEOS Holdings, Inc.	129,487	522,152
Inpex Corp.	37,888	316,467
ITOCHU Corp.	33,660	957,453
Japan Tobacco, Inc.	108,513	2,128,369
KDDI Corp.	64,435	1,994,531
Kirin Holdings Co. Ltd.	21,145	367,521
Marubeni Corp.	42,437	357,889
Mitsubishi Chemical Holdings Corp.	32,337	267,463
Mitsubishi Corp.	56,354	1,785,924
Mitsui & Co. Ltd.	45,504	1,034,844
Nippon Telegraph & Telephone Corp.	105,490	2,950,666
SoftBank Corp.	219,431	2,992,810
Subaru Corp.	16,741	327,255
Sumitomo Corp.	48,465	687,589
Taisei Corp.	6,103	191,162
Takeda Pharmaceutical Co. Ltd. - ADR (a)	131,629	1,845,439
Tokyo Gas Co. Ltd.	10,924	189,678
Trend Micro, Inc.	3,428	193,394
		20,076,283
Netherlands — 3.3%
Koninklijke Ahold Delhaize NV	31,080	1,010,670
Royal Dutch Shell PLC - ADR	75,247	3,449,323
		4,459,993
New Zealand — 0.2%
Spark New Zealand Ltd.	89,390	292,419

Norway — 0.8%
Telenor ASA	65,512	1,034,106

Singapore — 1.3%
Jardine Cycle & Carriage Ltd.	8,434	140,723
Singapore Technologies Engineering Ltd.	98,839	280,722
Singapore Telecommunications Ltd.	694,067	1,286,739
		1,708,184

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.4% (Continued)
South Korea — 0.6%
KT&G Corp.	5,713	$396,495
SK Telecom Co. Ltd. - ADR (c)	15,363	445,527
		842,022
Spain — 3.3%
Endesa SA	62,987	1,452,258
Naturgy Energy Group SA	33,313	875,330
Repsol SA	50,735	648,432
Telefonica SA - ADR	352,770	1,534,550
		4,510,570
Sweden — 0.5%
Telia Co. AB (a)	171,733	675,794

Switzerland — 6.0%
Holcim Ltd.	18,239	910,556
Novartis AG - ADR	31,453	2,603,050
Roche Holding AG - ADR	63,894	3,087,997
SGS SA	175	517,584
Swisscom AG	1,800	979,816
		8,099,003
United States — 36.1%
3M Co.	13,782	2,462,568
AbbVie, Inc.	25,303	2,901,495
Altria Group, Inc.	57,065	2,517,137
Amgen, Inc.	12,004	2,484,468
AT&T, Inc.	97,340	2,458,808
Bristol-Myers Squibb Co.	43,733	2,554,007
Broadcom, Inc.	6,035	3,208,628
Cisco Systems, Inc.	52,567	2,942,175
Costco Wholesale Corp. (a)	7,382	3,628,548
Dow, Inc.	24,767	1,386,209
General Mills, Inc. (a)	15,861	980,210
Gilead Sciences, Inc.	42,143	2,734,238
International Business Machines Corp. (a)	19,327	2,417,808
Kimberly-Clark Corp. (a)	9,359	1,211,897
Kinder Morgan, Inc. (a)	107,034	1,792,820
Lockheed Martin Corp.	5,991	1,990,929
Pfizer, Inc.	72,608	3,175,874
Philip Morris International, Inc.	29,119	2,752,910
The Coca-Cola Co.	50,543	2,849,109
The Kraft Heinz Co. (a)	37,075	1,330,622
Walgreens Boots Alliance, Inc.	24,650	1,159,043
		48,939,503
TOTAL COMMON STOCKS (Cost $134,216,375)		134,627,912

	Principal Amount	Value
SHORT-TERM INVESTMENTS- 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$115,504	$115,504
TOTAL SHORT-TERM INVESTMENTS (Cost $115,504)		115,504

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	18,658,940	18,658,940
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,658,940)		18,658,940

Total Investments (Cost $152,990,819) — 113.3%		153,402,356
Liabilities in Excess of Other Assets — (13.3)%		(17,948,315)
TOTAL NET ASSETS — 100.0%		$135,454,041

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $18,044,636 or 13.3% of net assets.
(b)

Restricted security as defined in Rule 144 under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2021, the market value of these securities total $221,623, which represents 0.2% of total net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Advertising — 2.6%
Omnicom Group, Inc. (a)	175,773	$11,966,626
The Interpublic Group of Cos., Inc.	349,418	12,778,216
		24,744,842
Apparel — 1.3%
Carter’s, Inc. (a)	20,577	2,027,246
Ralph Lauren Corp. (a)	29,004	3,688,439
Tapestry, Inc.	170,355	6,640,438
		12,356,123
Auto Manufacturers — 4.3%
Cummins, Inc.	65,078	15,608,308
Ford Motor Co. (b)	1,481,801	25,309,161
		40,917,469
Auto Parts & Equipment — 1.2%
Allison Transmission Holdings, Inc.	67,134	2,239,590
Gentex Corp.	86,582	3,064,137
Lear Corp.	34,507	5,930,028
		11,233,755
Biotechnology — 2.1%
Gilead Sciences, Inc.	265,748	17,241,730
United Therapeutics Corp. (b)	15,234	2,906,038
		20,147,768
Building Materials — 1.8%
Eagle Materials, Inc. (a)	22,984	3,409,906
Louisiana-Pacific Corp.	107,734	6,348,765
Owens Corning	75,996	7,098,786
		16,857,457
Chemicals — 1.7%
Olin Corp.	100,453	5,723,812
The Chemours Co.	123,490	3,460,190
Westlake Chemical Corp.	76,696	7,465,588
		16,649,590
Commercial Services — 0.6%
H&R Block, Inc.	139,068	3,208,299
ManpowerGroup, Inc.	22,477	2,172,402
		5,380,701
Computers — 7.7%
Amdocs Ltd -	53,298	4,148,716
CACI International, Inc. (b)	13,225	3,804,039
Dell Technologies, Inc. - Class C (b)	197,148	21,684,309
HP, Inc.	641,186	19,447,171
International Business Machines Corp.	137,180	17,161,218
Lumentum Holdings, Inc. (a) (b)	42,022	3,470,177
Science Applications International Corp.	34,504	3,097,769
		72,813,399
Distribution/Wholesale — 0.8%
LKQ Corp. (b)	144,469	7,957,353

	Shares	Value
Diversified Financial Serviced — 0.8%
Alliance Data Systems Corp. (a)	90,792	$7,740,018

Electric — 0.7%
NRG Energy, Inc. (a)	158,755	6,332,737

Electronics — 0.8%
SYNNEX Corp.	35,483	3,725,715
Vontier Corp.	101,999	3,450,626
		7,176,341
Engineering & Construction — 0.9%
AECOM (b)	77,872	5,324,109
MasTec, Inc. (a) (b)	38,095	3,395,407
		8,719,516
Food — 1.6%
Tyson Foods, Inc. - Class A	195,845	15,661,725

Forest Products & Paper — 1.2%
International Paper Co.	226,534	11,251,944
Sylvamo Corp. (a) (b)	20,552	578,739
		11,830,683
Hand/Machine Tools — 0.5%
Snap-On, Inc. (a)	25,884	5,260,405

Healthcare-Products — 1.6%
Hologic, Inc. (b)	152,055	11,147,152
Quidel Corp. (a) (b)	28,769	3,819,660
		14,966,812
Healthcare-Services — 2.8%
Laboratory Corp. of American Holdings (b)	53,528	15,363,606
Quest Diagnostics, Inc.	79,887	11,725,814
		27,089,420
Home Builders — 3.3%
Lennar Corp. - Class A	179,808	17,968,213
PulteGroup, Inc.	149,696	7,197,384
Toll Brothers, Inc. (a)	111,001	6,678,930
		31,844,527
Home Furnishings — 1.4%
Whirlpool Corp. (a)	62,234	13,120,794

Housewares — 0.6%
Newell Brands, Inc.	245,224	5,613,177

Internet — 2.0%
Expedia Group, Inc. (b)	114,210	18,777,266

Iron/Steel — 0.6%
United States Steel Corp. (a)	228,953	6,042,070

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.0% (Continued)
Leisure Time — 1.5%
Brunswick Corp.	42,272	$3,935,100
Harley-Davidson, Inc. (a)	162,624	5,934,150
Polaris, Inc. (a)	36,324	4,175,444
		14,044,694
Lodging — 0.4%
Boyd Gaming Corp. (b)	65,089	4,151,376

Machinery-Construction & Mining — 0.6%
Oshkosh Corp.	50,479	5,401,253

Machinery-Diversified — 0.3%
Crane Co.	23,844	2,462,608

Media — 3.1%
Discovery, Inc. - Class A (a) (b)	443,659	10,399,367
Fox Corp. - Class A (a)	338,216	13,440,704
Nexstar Media Group, Inc.	36,304	5,443,059
		29,283,130
Mining — 3.9%
Freeport-McMoRan, Inc.	528,824	19,947,241
Newmont Goldcorp Corp.	320,847	17,325,738
		37,272,979
Miscellaneous Manufacturing — 0.8%
Textron, Inc.	105,984	7,826,918

Office/Business Equipment — 0.3%
Xerox Holdings Corp.	154,257	2,745,775

Oil & Gas — 4.7%
APA Corp.	423,528	11,100,669
Coterra Energy, Inc.	25	533
Marathon Oil Corp.	570,849	9,316,256
Occidental Petroleum Corp.	732,532	24,561,798
		44,979,256
Packaging & Containers — 0.9%
Westrock Co.	186,563	8,973,680

Pharmaceuticals — 11.6%
AbbVie, Inc.	171,344	19,648,016
AmerisourceBergen Corp.	118,552	14,465,715
Bristol-Myers Squibb Co.	289,382	16,899,909
Cardinal Health, Inc.	216,969	10,373,288
McKesson Corp.	92,768	19,284,612
Organon & Co.	306,802	11,274,973
Pfizer, Inc.	408,384	17,862,716
		109,809,229
Pipelines — 1.7%
Antero Midstream Corp. (a)	342,597	3,645,232

	Shares	Value
Pipelines — 1.7% (Continued)
Targa Resources Corp. (a)	225,492	$12,327,648
		15,972,880
Retail — 15.2%
Advance Auto Parts, Inc.	29,868	6,735,831
AutoNation, Inc. (b)	101,754	12,324,444
AutoZone, Inc. (b)	11,502	20,529,230
Bath & Body Works, Inc. (b)	178,697	12,346,176
Dick’s Sporting Goods, Inc. (a)	58,546	7,271,999
Foot Locker, Inc.	142,246	6,780,867
Genuine Parts Co.	75,216	9,861,570
Kohl’s Corp. (a)	260,846	12,658,856
Nordstrom, Inc. (a) (b)	148,764	4,273,990
Penske Automotive Group, Inc. (a)	109,819	11,646,305
Qurate Retail Group, Inc. - Class A (a)	907,932	9,478,810
Ross Stores, Inc.	165,768	18,764,938
Victoria’s Secret & Co. (a) (b)	46,767	2,360,330
Williams-Sonoma, Inc. (a)	48,318	8,974,102
		144,007,448
Semiconductors — 2.0%
Cirrus Logic, Inc. (b)	19,965	1,613,372
Intel Corp.	356,816	17,483,984
		19,097,356
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	17,920	3,632,922

Software — 2.4%
Teradata Corp. (a) (b)	42,891	2,425,915
VMware, Inc. - Class A (a) (b)	131,895	20,008,471
		22,434,386
Telecommunications — 3.8%
AT&T, Inc.	693,651	17,521,624
Lumen Technologies, Inc. (a)	1,573,955	18,667,107
		36,188,731
Textiles — 0.6%
Mohawk Industries, Inc. (b)	33,896	6,006,710

Toys/Games/Hobbies — 0.7%
Hasbro, Inc.	67,322	6,446,755

Transportation — 0.2%
Kirby Corp. (b)	34,056	1,784,875
TOTAL COMMON STOCKS (Cost $883,848,307)		931,756,909

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Weyerhaeuser Co.	443,797	15,852,429
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,093,923)		15,852,429

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,729,280	1,729,280
TOTAL SHORT-TERM INVESTMENTS (Cost $1,729,280)		1,729,280

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	145,394,629	145,394,629
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $145,394,629)		145,394,629

Total Investments (Cost $1,047,066,139) — 115.2%		1,094,733,247
Liabilities in Excess of Other Assets — (15.2)%		(144,598,801)
TOTAL NET ASSETS — 100.0%		$950,134,446

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $141,885,301 or 14.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Apparel — 4.6%
Fossil Group, Inc. (a) (b)	379,315	$4,483,503
Kontoor Brands, Inc.	137,599	7,292,747
Oxford Industries, Inc.	46,909	4,349,403
Wolverine World Wide, Inc.	217,122	7,201,937
		23,327,590
Auto Parts & Equipment — 3.3%
American Axle & Manufacturing Holdings, Inc. (b)	1,215,558	11,037,267
Methode Electronics, Inc.	78,977	3,322,562
Standard Motor Products, Inc.	56,407	2,701,895
		17,061,724
Biotechnology — 1.7%
Innoviva, Inc. (a) (b)	498,334	8,695,928

Building Materials — 2.4%
Apogee Enterprises, Inc. (a)	66,231	2,777,066
Boise Cascade Co.	163,599	9,262,975
		12,040,041
Chemicals — 2.0%
AdvanSix, Inc. (b)	85,214	4,141,401
American Vanguard Corp.	77,750	1,211,345
Rayonier Advanced Materials, Inc. (b)	645,317	4,633,376
		9,986,122
Coal — 1.4%
CONSOL Energy, Inc. (b)	128,654	3,539,272
SunCoke Energy, Inc.	480,482	3,469,080
		7,008,352
Commercial Services — 6.2%
ABM Industries, Inc.	216,330	9,520,683
Adtalem Global Education, Inc. (a) (b)	110,455	4,079,103
American Public Education, Inc. (b)	15,209	380,073
Forrester Research, Inc. (b)	46,731	2,488,426
Heidrick & Struggles International, Inc.	51,193	2,399,928
Kelly Services, Inc. - Class A	79,193	1,427,850
Perdoceo Education Corp. (a) (b)	321,891	3,418,482
The Aaron’s Co., Inc. (a)	258,399	6,043,953
TrueBlue, Inc. (b)	65,626	1,827,684
		31,586,182
Distribution/Wholesale — 1.8%
G-III Apparel Group Ltd. (a) (b)	214,383	6,144,217
ScanSource, Inc. (b)	92,574	3,312,298
		9,456,515
Electrical Components & Equipment — 0.3%
Insteel Industries, Inc.	40,339	1,640,587

Electronics — 2.5%
Benchmark Electronics, Inc.	90,685	2,113,867

	Shares	Value
Electronics (Continued)
Plexus Corp. (b)	54,031	$4,717,987
Sanmina Corp. (a) (b)	163,889	6,186,810
		13,018,664
Food Service — 0.5%
Healthcare Services Group, Inc. (a)	132,048	2,534,001

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (b)	91,421	3,824,140

Healthcare-Products — 0.3%
Natus Medical, Inc. (b)	62,509	1,565,850

Healthcare-Services — 3.2%
Fulgent Genetics, Inc. (a) (b)	101,848	8,445,236
ModivCare, Inc. (b)	47,846	7,787,894
		16,233,130
Home Builders — 3.4%
Century Communities, Inc.	101,952	6,836,901
M/I Homes, Inc. (b)	95,023	5,441,017
Winnebago Industries, Inc. (a)	76,275	5,163,055
		17,440,973
Home Furnishings — 3.3%
Daktronics, Inc. (b)	215,631	1,196,752
Ethan Allen Interiors, Inc. (a)	150,233	3,486,908
iRobot Corp. (a) (b)	47,902	3,995,985
Sleep Number Corp. (a) (b)	78,808	6,961,899
Universal Electronics, Inc. (b)	29,895	1,231,076
		16,872,620
Household Products/Wares — 2.0%
Central Garden & Pet Co. (b)	164,327	8,475,987
Quanex Building Products Corp. (a)	87,835	1,819,941
		10,295,928
Leisure Time — 1.2%
Vista Outdoor, Inc. (b)	150,693	6,304,995

Machinery-Diversified — 0.6%
DXP Enterprises, Inc./TX (b)	99,057	3,264,919

Media — 4.3%
AMC Networks, Inc. - Class A (b)	211,475	8,414,590
Meredith Corp. (a) (b)	232,486	13,539,985
		21,954,575
Metal Fabricate/Hardware — 0.9%
TimkenSteel Corp. (b)	239,379	3,339,337
Tredegar Corp. (a)	106,489	1,284,257
		4,623,594
Miscellaneous Manufacturing — 2.3%
Haynes International, Inc.	31,493	1,263,814

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.3% (Continued)
Miscellaneous Manufacturing (Continued)
Hillenbrand, Inc.	234,992	$10,682,736
		11,946,550
Office Furnishings — 0.8%
HNI Corp. (a)	112,695	4,214,793

Oil & Gas — 2.4%
PDC Energy, Inc. (a)	238,545	12,478,289

Oil & Gas Services — 2.5%
Archrock, Inc. (a)	730,104	5,979,552
Bristow Group, Inc. (a) (b)	86,432	2,990,547
Oceaneering International, Inc. (b)	267,222	3,634,219
		12,604,318
Pharmaceuticals — 3.2%
Collegium Pharmaceutical, Inc. (a) (b)	122,175	2,398,295
Supernus Pharmaceuticals, Inc. (a) (b)	104,382	3,115,803
uniQure NV (a) (b)	191,953	5,848,808
USANA Health Sciences, Inc. (a) (b)	35,780	3,472,807
Vanda Pharmaceuticals, Inc. (a) (b)	81,121	1,388,791
		16,224,504
Retail — 32.4%
Abercrombie & Fitch Co. (a) (b)	235,052	9,293,956
Asbury Automotive Group, Inc. (b)	58,367	11,423,006
Bed Bath & Beyond, Inc. (a) (b)	398,128	5,589,717
Bloomin’ Brands, Inc. (b)	362,856	7,844,947
Caleres, Inc. (a)	179,090	4,129,815
Chico’s FAS, Inc. (a) (b)	1,457,834	7,959,774
Conn’s, Inc. (a) (b)	346,350	7,713,215
Genesco, Inc. (a) (b)	81,656	4,947,537
Group 1 Automotive, Inc.	63,113	11,347,717
Guess?, Inc. (a)	194,139	4,020,619
Haverty Furniture Cos., Inc. (a)	98,106	2,815,642
La-Z-Boy, Inc.	173,074	5,752,980
Lumber Liquidators Holdings, Inc. (a) (b)	115,873	2,094,984
Macy’s, Inc. (a)	477,559	12,640,987
MarineMax, Inc. (a) (b)	188,738	9,774,741
Movado Group, Inc. (a)	73,650	2,452,545
PetMed Express, Inc. (a)	40,058	1,138,849
Sally Beauty Holdings, Inc. (a) (b)	439,109	6,700,803
Shoe Carnival, Inc. (a)	96,433	3,266,186
Signet Jewelers Ltd. (a)	129,886	11,583,233
The Buckle, Inc. (a)	182,055	7,577,129
The Cato Corp. - Class A	138,899	2,448,789
The ODP Corp. (b)	178,161	7,714,371
Vera Bradley, Inc. (b)	138,953	1,363,129
World Fuel Services Corp.	271,324	8,283,522

	Shares	Value
Retail — 32.4% (Continued)
Zumiez, Inc. (a) (b)	156,907	$6,386,115
		166,264,308
Semiconductors — 0.4%
CTS Corp.	60,366	2,150,237

Software — 2.1%
Computer Programs & Systems, Inc. (b)	32,661	1,179,062
Digi International, Inc. (a) (b)	60,088	1,294,896
Xperi Holding Corp.	454,728	8,148,726
		10,622,684
Telecommunications — 1.0%
Extreme Networks, Inc. (b)	344,803	3,389,414
NETGEAR, Inc. (a) (b)	62,280	1,795,532
		5,184,946
Transportation — 3.6%
ArcBest Corp.	69,945	6,284,558
Atlas Air Worldwide Holdings, Inc. (a) (b)	110,053	8,927,499
Dorian LPG Ltd.	278,957	3,380,959
		18,593,016
TOTAL COMMON STOCKS (Cost $486,636,272)		499,020,075

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Tanger Factory Outlet Centers, Inc. (a)	368,159	6,185,071
The GEO Group, Inc. (a)	920,580	7,530,344
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,181,676)		13,715,415

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Money Market Deposit Accounts — 0.0% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$273,979	273,979
TOTAL SHORT-TERM INVESTMENTS (Cost $273,979)		273,979

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	154,675,918	$154,675,918
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $154,675,918)		154,675,918

Total Investments (Cost $654,767,845) — 130.2%		667,685,387
Liabilities in Excess of Other Assets — (30.2)%		(154,749,738)
TOTAL NET ASSETS — 100.0%		$512,935,649

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $150,546,918 or 29.4% of net assets.
(b)	Non-income producing security.
(c)	Less then 0.05%.
(d)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Australia — 2.0%
Coles Group Ltd.	20,455	$263,737
Fortescue Metals Group Ltd.	43,025	450,851
		714,588
Britain — 10.5%
Barratt Developments PLC	14,753	133,861
British American Tobacco PLC - ADR	19,534	682,127
Bunzl PLC	5,098	188,515
Imperial Brands PLC	32,577	687,474
Kingfisher PLC	62,504	286,559
Persimmon PLC	3,832	142,697
Rio Tinto PLC - ADR (a)	8,652	547,412
Vodafone Group PLC - ADR	41,573	621,516
WPP PLC	28,939	418,224
		3,708,385
Canada — 4.3%
Barrick Gold Corp.	29,931	549,832
Canadian Tire Corp. Ltd. - Class A	1,453	206,374
Loblaw Cos. Ltd.	5,920	445,244
Magna International, Inc.	3,818	310,403
		1,511,853
China — 1.2%
Lenovo Group Ltd.	396,382	431,000

Denmark — 2.1%
AP Moller - Maersk A/S - Class B	260	751,313

Finland — 2.4%
Kesko OYJ - Class B	5,758	186,974
Nokia OYJ - ADR (b)	94,109	534,539
Wartsila OYJ Abp	9,601	133,130
		854,643
France — 7.8%
Atos SE	2,719	141,380
Bouygues SA	7,532	304,745
Carrefour SA	19,441	351,828
Cie de Saint-Gobain	9,997	688,309
Cie Generale des Etablissements Michelin	2,558	401,272
Eiffage SA	3,255	334,738
Publicis Groupe SA	8,082	541,322
		2,763,594
Germany — 11.3%
Bayerische Motoren Werke AG	6,743	680,029
Brenntag SE	1,993	189,474
Covestro AG (c)	3,083	197,443
Daimler AG	7,958	788,762
Deutsche Post AG	11,094	686,378

	Shares	Value
Germany — 11.3% (Continued)
Fresenius Medical Care AG & Co KGaA - ADR (a)	14,699	$488,448
Fresenius SE & Co. KGaA	14,016	636,192
HeidelbergCement AG	4,556	343,076
		4,009,802
Hong Kong — 2.6%
CK Hutchison Holdings Ltd.	99,626	670,320
WH Group Ltd. (c)	359,199	252,069
		922,389
Ireland — 1.6%
CRH PLC - ADR	9,998	479,304
DCC PLC	1,258	105,123
		584,427
Japan — 30.8%
Amada Co Ltd.	3,922	38,609
Bridgestone Corp.	13,048	574,581
Canon, Inc.	17,121	384,256
Dentsu Group, Inc.	4,454	162,958
Ebara Corp.	1,202	65,386
ENEOS Holdings, Inc.	175,249	706,685
FUJIFILM Holdings Corp.	6,426	496,207
Inpex Corp.	36,342	303,554
ITOCHU Corp.	25,303	719,740
Japan Tobacco, Inc.	36,322	712,418
KDDI Corp.	22,778	705,074
Mitsubishi Electric Corp.	28,759	384,799
NEC Corp.	5,814	296,885
Nexon Co. Ltd.	9,236	156,479
Nitori Holdings Co. Ltd.	1,321	241,715
Nitto Denko Corp.	1,476	114,998
Otsuka Holdings Co. Ltd.	5,977	235,671
Renesas Electronics Corp. (b)	29,081	357,724
SCREEN Holdings Co. Ltd.	667	61,857
Secom Co. Ltd.	2,256	153,184
Seiko Epson Corp.	6,176	109,784
Shionogi & Co. Ltd.	3,829	248,839
SoftBank Corp.	58,831	802,393
Sony Group Corp. - ADR	7,621	882,436
Subaru Corp.	6,190	121,003
Sumitomo Chemical Co. Ltd.	58,374	286,812
Sumitomo Corp.	46,587	660,945
Trend Micro, Inc.	1,546	87,219
Yamaha Motor Co. Ltd.	9,323	258,893
Z Holdings Corp.	92,291	571,682
		10,902,786
Luxembourg — 0.4%
Tenaris SA - ADR	6,941	154,645

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.4% (Continued)
Netherlands — 3.4%
Koninklijke Ahold Delhaize NV	24,878	$808,992
Randstad Holding NV	3,482	250,368
Signify NV (c)	2,679	129,607
		1,188,967
Norway — 2.0%
Telenor ASA	27,240	429,983
Yara International ASA	5,524	288,235
		718,218
South Korea — 9.6%
Daewoo Engineering & Construction Co Ltd. (b)	17,881	95,637
E-MART, Inc.	1,238	177,985
Fila Holdings Corp.	1,464	46,480
GS Engineering & Construction Corp.	2,675	94,657
Hyundai Doosan Infracore Co Ltd. (b)	3,484	31,305
Hyundai Engineering & Construction Co. Ltd.	3,205	137,959
Hyundai Mobis Co. Ltd.	905	195,165
Kia Corp.	8,229	599,279
KT&G Corp.	1,898	131,725
Kumho Petrochemical Co. Ltd.	644	94,791
LG Electronics, Inc.	3,194	329,363
Lotte Chemical Corp.	539	103,552
POSCO - AD	9,020	570,605
Samsung Engineering Co Ltd. (b)	5,028	106,709
SK Telecom Co. Ltd. - ADR (b)	11,266	326,714
S-Oil Corp.	4,041	354,458
		3,396,384
Spain — 2.0%
Telefonica SA - ADR	163,011	709,098

Sweden — 1.9%
Boliden AB	3,834	135,226
Electrolux AB - Class B	6,536	148,331
Getinge AB - Class B	4,095	183,245
Skanska AB - Class B	8,101	205,638
		672,440
Switzerland — 3.5%
Adecco Group AG	1,878	94,495
Holcim Ltd.	10,425	520,453
Logitech International SA	1,872	155,837
Swisscom AG	836	455,070
		1,225,855
TOTAL COMMON STOCKS (Cost $34,457,463)		35,220,387

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$177,147	$177,147
TOTAL SHORT-TERM INVESTMENTS (Cost $177,147)		177,147

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	801,934	801,934
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $801,934)		801,934

Total Investments (Cost $35,436,544) — 102.1%		36,199,468
Liabilities in Excess of Other Assets — (2.1)%		(755,556)
TOTAL NET ASSETS — 100.0%		$35,443,912

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $760,467 or 2.1% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $579,119 or 1.6% of net assets.

(d)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Apparel — 3.1%
Crocs, Inc. (a) (b)	547	$88,313
Deckers Outdoor Corp. (a)	260	102,781
		191,094
Biotechnology — 6.1%
Emergent BioSolutions, Inc. (a) (b)	471	22,452
Exelixis, Inc. (a)	2,758	59,325
Vertex Pharmaceuticals, Inc. (a)	1,570	290,340
		372,117
Building Materials — 0.7%
Simpson Manufacturing Co., Inc.	381	40,420

Chemicals — 1.7%
FMC Corp.	1,127	102,568

Commercial Services — 2.3%
ASGN, Inc. (a)	464	55,522
FTI Consulting, Inc. (a) (b)	301	43,320
Insperity, Inc.	339	42,375
		141,217
Computers — 5.6%
Apple, Inc.	1,987	297,653
Qualys, Inc. (a)	342	42,572
		340,225
Engineering & Construction — 1.2%
TopBuild Corp. (a)	289	74,264

Environmental Control — 1.4%
Tetra Tech, Inc.	474	83,263

Hand/Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	521	74,190

Healthcare-Products — 9.0%
PerkinElmer, Inc.	983	173,883
Quidel Corp. (a) (b)	365	48,461
Thermo Fisher Scientific, Inc.	518	327,930
		550,274
Healthcare-Services — 6.0%
Amedisys, Inc. (a)	286	48,431
Chemed Corp.	138	66,550
DaVita, Inc. (a)	919	94,878
Medpace Holdings, Inc. (a)	314	71,137
Syneos Health, Inc. (a)	908	84,753
		365,749
Home Furnishings — 1.2%
Tempur Sealy International, Inc.	1,724	76,666

	Shares	Value
Internet — 10.1%
Alphabet, Inc. - Class A (a)	104	$307,936
eBay, Inc. (b)	4,079	312,941
		620,877
Media — 3.7%
FactSet Research Systems, Inc.	329	146,040
The New York Times Co. - Class A	1,466	80,029
		226,069
Metal Fabricate/Hardware — 0.8%
The Timken Co.	669	47,466

Oil & Gas — 0.4%
CNX Resources Corp. (a)	1,911	27,920

Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC (a)	538	71,575

Pipelines — 0.7%
Antero Midstream Corp. (b)	4,188	44,560

Retail — 7.2%
Jack in the Box, Inc.	196	19,394
Lithia Motors, Inc. (b)	265	84,593
Ollie’s Bargain Outlet Holdings, Inc. (a)	571	38,634
RH (a) (b)	184	121,372
Texas Roadhouse, Inc.	611	54,263
Williams-Sonoma, Inc. (b)	652	121,096
		439,352
Semiconductors — 27.8%
Applied Materials, Inc.	2,151	293,934
CMC Materials, Inc. (b)	256	32,863
KLA Corp.	844	314,610
Lam Research Corp.	492	277,276
MKS Instruments, Inc.	486	72,924
Qorvo, Inc. (a)	975	164,024
Teradyne, Inc. (b)	1,444	199,619
Xilinx, Inc.	1,899	341,820
		1,697,070
Software — 1.6%
Fair Isaac Corp. (a)	250	99,550

Telecommunications — 4.5%
Arista Networks, Inc. (a) (b)	669	274,083

Toys/Games/Hobbies — 1.1%
Mattel, Inc. (a) (b)	3,055	66,629

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.	1,456	$82,541
TOTAL COMMON STOCKS (Cost $5,689,514)		6,109,739

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$5,440	5,440
TOTAL SHORT-TERM INVESTMENTS (Cost $5,440)		5,440

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	1,217,976	1,217,976
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,217,976)		1,217,976

Total Investments (Cost $6,912,930) — 119.9%		7,333,155
Liabilities in Excess of Other Assets — (19.9)%		(1,219,321)
TOTAL NET ASSETS — 100.0%		$6,113,834

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $1,216,204 or 19.9% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.0%
Brazil — 8.8%
Cia Siderurgica Nacional SA - ADR	17,902	$73,040
Cielo SA	32,467	12,483
CPFL Energia SA	15,575	72,524
Equatorial Energia SA	10,684	43,237
JBS SA	31,678	219,857
Telefonica Brasil SA - ADR	18,601	149,366
TIM SA/Brazil	29,327	58,095
Vale SA - ADR	8,405	106,996
		735,598
Chile — 1.9%
CAP SA	3,685	36,474
Cia Cervecerias Unidas SA	2,353	19,714
Falabella SA	38,345	106,037
		162,225
China — 20.8%
Angang Steel Co. Ltd. - Class H	227,125	122,313
Anhui Conch Cement Co. Ltd. - Class H	33,171	164,992
BAIC Motor Corp Ltd. - Class H (b)	507,611	168,323
China Petroleum & Chemical Corp. - Class H	337,751	165,826
China Shenhua Energy Co. Ltd. - Class H	83,126	179,062
COSCO SHIPPING Holdings Co. Ltd. - Class H (a)	117,163	181,907
Haier Smart Home Co. Ltd. - Class H	45,224	169,143
Hengan International Group Co. Ltd.	7,834	40,929
Shandong Chenming Paper Holdings Ltd. - Class H	209,261	100,858
Sinotruk Hong Kong Ltd.	83,867	115,768
Topsports International Holdings Ltd. (b)	39,799	48,390
Weichai Power Co. Ltd. - Class H	84,469	151,774
Yadea Group Holdings Ltd. (b)	19,312	33,260
Yangzijiang Shipbuilding Holdings Ltd.	92,821	97,742
		1,740,287
Greece — 0.8%
Hellenic Telecommunications Organization SA	3,140	55,537
JUMBO SA	796	11,815
		67,352
Hong Kong — 3.4%
Bosideng International Holdings Ltd.	57,584	44,703
China Resources Cement Holdings Ltd.	56,461	47,604
Kingboard Holdings Ltd.	18,085	79,146

	Shares	Value
Hong Kong — 3.4% (Continued)
Kunlun Energy Co. Ltd.	126,619	$115,870
		287,323
Indonesia — 6.9%
Adaro Energy Tbk PT	523,988	62,135
Astra International Tbk PT	514,393	218,756
Telekom Indonesia Persero Tbk PT	752,422	201,814
United Tractors Tbk PT	53,875	89,554
		572,259
Malaysia — 3.6%
Hartalega Holdings Bhd	18,670	26,420
Supermax Corp Bhd	84,185	39,033
Tenaga Nasional Bhd	67,006	156,309
Top Glove Corp Bhd	123,377	81,040
		302,802
Mexico — 10.1%
Alfa SAB de CV	74,963	54,143
America Movil SAB de CV - ADR	12,193	216,792
Arca Continental SAB de CV	13,658	83,130
Cemex SAB de CV - ADR (a)	16,686	107,291
Coca-Cola Femsa SAB de CV - ADR	1,514	81,378
Gruma SAB de CV	2,761	32,323
Grupo Bimbo SAB de CV	45,285	134,614
Grupo Elektra SAB DE CV	1,691	129,774
		839,445
Russia — 11.0%
Alrosa PJSC	70,548	124,304
Inter RAO UES PJSC	1,200,844	81,377
LUKOIL PJSC - ADR	2,077	211,854
Magnit PJSC	1,766	161,088
MMC Norilsk Nickel PJSC - ADR	5,122	160,267
Surgutneftegas PJSC	129,623	62,364
Tatneft PJSC ADS	2,570	117,578
		918,832
South Africa — 9.4%
African Rainbow Minerals Ltd.	1,501	20,000
AngloGold Ashanti Ltd. - ADR	2,981	55,089
Impala Platinum Holdings Ltd.	7,848	101,723
Kumba Iron Ore Ltd.	2,589	78,678
MTN Group Ltd. (a)	18,030	161,686
MultiChoice Group	3,457	27,491
Pepkor Holdings Ltd. (a) (b)	25,558	40,207
Shoprite Holdings Ltd.	5,703	67,760
Sibanye Stillwater Ltd. - ADR	4,945	70,219
The Foschini Group Ltd. (a)	3,259	27,672
Vodacom Group Ltd.	11,850	105,180
Woolworths Holdings Ltd.	9,270	32,717
		788,422
Taiwan — 9.7%
Acer, Inc.	47,796	44,688

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)
Taiwan — 9.7% (Continued)
Asustek Computer, Inc.	7,728	$98,099
AU Optronics Corp.	116,555	80,474
Catcher Technology Co. Ltd.	5,062	29,307
Cheng Shin Rubber Industry Co. Ltd.	23,858	29,256
Chicony Electronics Co. Ltd.	4,683	13,371
Evergreen Marine Corp Taiwan Ltd.	43,166	154,450
Foxconn Technology Co. Ltd.	11,061	27,366
Innolux Corp.	88,770	53,309
Largan Precision Co. Ltd.	700	52,106
Lite-On Technology Corp.	17,383	38,318
Micro-Star International Co. Ltd.	5,673	28,560
Nanya Technology Corp.	16,094	38,486
Teco Electric and Machinery Co Ltd.	13,088	14,190
Uni-President Enterprises Corp.	43,812	104,928
		806,908
Thailand — 1.1%
Electricity Generating PCL	7,629	41,039
Ratch Group PCL	12,838	17,603
Sri Trang Gloves Thailand PCL	32,859	30,203
		88,845
Turkey — 6.5%
BIM Birlesik Magazalar AS	3,785	24,468
Coca-Cola Icecek AS	2,585	22,882
Enka Insaat ve Sanayi AS	52,379	59,930
Eregli Demir ve Celik Fabrikalari TAS	27,193	55,693
Ford Otomotiv Sanayi AS	3,936	75,985
KOC Holding AS	78,253	191,929
Koza Altin Isletmeleri AS (a)	1,523	16,998
Turk Telekomunikasyon AS	48,712	38,153
Turkcell Iletisim Hizmetleri AS	35,473	56,416
		542,454
TOTAL COMMON STOCKS (Cost $8,633,832)		7,852,752

PREFERRED STOCKS — 5.4%
Brazil — 5.2%
Cia Energetica de Minas Gerais - ADR	37,048	83,358
Companhia Paranaense de Energia-Copel (ELP)	8,380	42,822
Gerdau SA - ADR	12,999	61,485
Metalurgica Gerdau SA	27,817	61,856
Petroleo Brasileiro SA - ADR	16,655	160,055
Usinas Siderurgicas de Minas Gerais SA Usiminas - Class A	9,039	21,221
		430,797

	Shares	Value
PREFERRED STOCKS — 5.4% (Continued)
Chile — 0.2%
Embotelladora Andina SA - Class B	8,716	$18,000
TOTAL PREFERRED STOCKS (Cost $529,240)		448,797

	Principal Amount
SHORT-TERM INVESTMENTS- 0.3%
Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$29,113	29,113
TOTAL SHORT-TERM INVESTMENTS (Cost $29,113)		29,113

Total Investments (Cost $9,192,185) — 99.7%		8,330,662
Other Assets in Excess of Liabilities — 0.3%		24,652
TOTAL NET ASSETS — 100.0%		$8,355,314

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $290,180 or 3.5% of net assets.

(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.9%
Pacer Developed Markets International Cash Cows 100 ETF	21,799	$677,949
Pacer Global Cash Cows Dividend ETF	22,695	683,347
Pacer US Cash Cows 100 ETF	15,308	689,472
Pacer US Cash Cows Growth ETF	17,734	723,483
Pacer US Small Cap Cash Cows 100 ETF	15,536	666,805
TOTAL EXCHANGE TRADED FUNDS (Cost $3,447,353)		3,441,056

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1% (a)
U.S. Bank Money Market Deposit Account, 0.003% (a)	$3,967	3,967
TOTAL SHORT-TERM INVESTMENTS (Cost $3,967)		3,967

Total Investments (Cost $3,451,320) — 100.0%		3,445,023
Liabilities in Excess of Other Assets — 0.0% (b)		(456)
TOTAL NET ASSETS — 100.0%		$3,444,567

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2021.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 80.5%
Aerospace/Defense — 0.0% (a)
Teledyne Technologies, Inc. (b)	50	$22,461

Apparel — 1.1%
Hanesbrands, Inc. (c)	810	13,802
NIKE, Inc. - Class B	2,965	496,015
PVH Corp. (b) (c)	165	18,039
Ralph Lauren Corp. (c)	115	14,625
Tapestry, Inc.	645	25,142
Under Armour, Inc. - Class A (b)	435	9,553
Under Armour, Inc. - Class C (b)	485	9,157
VF Corp. (c)	755	55,024
		641,357
Auto Manufacturers — 4.3%
Ford Motor Co. (b)	9,095	155,343
General Motors Co. (b)	3,365	183,157
Tesla Motors, Inc. (b)	1,880	2,094,320
		2,432,820
Auto Parts & Equipment — 0.2%
Aptiv PLC (b)	625	108,056
BorgWarner, Inc.	555	25,014
		133,070
Banks — 9.4%
Bank of America Corp.	18,598	888,612
Citigroup, Inc. (c)	5,092	352,163
Citizens Financial Group, Inc. (c)	1,069	50,649
Comerica, Inc.	337	28,675
Fifth Third Bancorp	1,734	75,481
First Republic Bank	441	95,402
Huntington Bancshares, Inc. (c)	3,708	58,364
JPMorgan Chase & Co.	7,506	1,275,194
KeyCorp.	2,401	55,871
M&T Bank Corp. (c)	322	47,373
Morgan Stanley (c)	3,664	376,586
Northern Trust Corp.	525	64,596
Regions Financial Corp. (c)	2,398	56,785
State Street Corp.	920	90,666
SVB Financial Group (b)	148	106,175
The Bank of New York Mellon Corp.	1,994	118,045
The Goldman Sachs Group, Inc.	849	350,934
The PNC Financial Services Group, Inc. (c)	1,068	225,380
Truist Financial Corp.	3,352	212,751
US Bancorp	3,386	204,413
Wells Fargo & Co.	10,312	527,562
Zions Bancorp	409	25,763
		5,287,440

	Shares	Value
Commercial Services — 2.5%
Automatic Data Processing, Inc.	440	$98,776
FleetCor Technologies, Inc. (b)	85	21,030
Gartner, Inc. (b)	85	28,212
Global Payments, Inc.	305	43,612
MarketAxess Holdings, Inc.	97	39,641
Moody’s Corp.	408	164,893
PayPal Holdings, Inc. (b)	3,242	754,057
S&P Global, Inc. (c)	607	287,815
		1,438,036
Computers — 5.4%
Accenture PLC - Class A	660	236,801
Apple, Inc.	16,395	2,455,971
Cognizant Technology Solutions Corp. (c)	550	42,949
DXC Technology Co. (b)	265	8,631
Fortinet, Inc. (b)	140	47,088
Hewlett Packard Enterprise Co.	1,365	19,997
HP, Inc.	1,255	38,064
International Business Machines Corp. (c)	935	116,969
NetApp, Inc.	235	20,986
Seagate Technology Holdings PLC	220	19,595
Western Digital Corp. (b)	320	16,733
		3,023,784
Distribution/Wholesale — 0.1%
LKQ Corp. (b) (c)	625	34,425
Pool Corp.	95	48,940
		83,365
Diversified Financial Services — 4.8%
American Express Co.	1,615	280,655
Ameriprise Financial, Inc. (c)	288	87,013
BlackRock, Inc.	359	338,702
Capital One Financial Corp.	1,119	169,003
Cboe Global Markets, Inc.	269	35,492
CME Group, Inc.	902	198,936
Discover Financial Services	750	84,990
Franklin Resources, Inc. (c)	709	22,326
Intercontinental Exchange, Inc.	1,412	195,506
Invesco Ltd.	856	21,751
MasterCard, Inc. - Class A	910	305,323
Nasdaq, Inc.	293	61,492
Raymond James Financial, Inc.	467	46,042
Synchrony Financial	1,432	66,516
T Rowe Price Group, Inc.	571	123,839
The Charles Schwab Corp.	3,770	309,253
The Western Union Co. (c)	425	7,744
Visa, Inc. - Class A (c)	1,760	372,715
		2,727,298

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 80.5% (Continued)
Electronics — 0.4%
Amphenol Corp.	625	$47,981
Garmin Ltd.	350	50,260
Keysight Technologies, Inc. (b)	190	34,204
TE Connectivity Ltd.	340	49,640
Trimble, Inc. (b)	265	23,153
		205,238
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc. (b)	140	32,428

Entertainment — 0.1%
Caesars Entertainment, Inc. (b) (c)	495	54,183
Penn National Gaming, Inc. (b) (c)	365	26,134
		80,317
Healthcare-Services — 0.3%
Teladoc Health, Inc. (b) (c)	1,272	190,278

Home Builders — 0.4%
DR Horton, Inc. (c)	755	67,399
Lennar Corp. - Class A	635	63,456
NVR, Inc. (b) (c)	8	39,158
PulteGroup, Inc.	600	28,848
		198,861
Home Furnishings — 0.1%
Leggett & Platt, Inc. (c)	310	14,524
Whirlpool Corp. (c)	145	30,570
		45,094
Housewares — 0.0% (a)
Newell Brands, Inc. (c)	880	20,143

Insurance — 5.7%
Aflac, Inc.	1,551	83,242
American International Group, Inc.	2,149	126,984
Aon PLC	569	182,034
Arthur J Gallagher & Co.	518	86,853
Assurant, Inc.	149	24,035
Berkshire Hathaway, Inc. - Class B (b)	4,657	1,336,606
Brown & Brown, Inc.	587	37,046
Chubb Ltd.	1,101	215,113
Cincinnati Financial Corp.	375	45,540
Everest Re Group Ltd.	99	25,888
Globe Life, Inc.	233	20,742
Lincoln National Corp.	443	31,962
Loews Corp.	509	28,540
Marsh & McLennan Cos., Inc.	1,270	211,836
MetLife, Inc.	1,831	114,987
Principal Financial Group, Inc.	629	42,200
Prudential Financial, Inc.	972	106,969
The Allstate Corp. (c)	741	91,639

	Shares	Value
Insurance — 5.7% (Continued)
The Hartford Financial Services Group, Inc.	874	$63,741
The Progressive Corp.	1,470	139,474
The Travelers Cos., Inc. (c)	625	100,550
W R Berkley Corp.	354	28,178
Willis Towers Watson PLC	325	78,741
		3,222,900
Internet — 17.9%
Airbnb, Inc. - Class A (b) (c)	1,683	287,221
Alphabet, Inc. - Class A (b)	197	583,301
Alphabet, Inc. - Class C (b)	185	548,601
Amazon.com, Inc. (b)	1,311	4,421,256
Booking Holdings, Inc. (b)	95	229,974
CDW Corp.	145	27,064
eBay, Inc. (c)	4,990	382,833
Etsy, Inc. (b)	1,201	301,079
Expedia Group, Inc. (b)	1,525	250,725
F5 Networks, Inc. (b) (c)	65	13,725
GoDaddy, Inc. - Class A (b)	1,809	125,129
Match Group, Inc. (b) (c)	1,554	234,312
Meta Platforms, Inc. - Class A (b)	2,223	719,296
Netflix, Inc. (b)	856	590,905
NortonLifeLock, Inc.	605	15,397
Okta, Inc. (b)	814	201,204
Pinterest, Inc. - Class A (b) (c)	3,781	168,784
Snap, Inc. - Class A (b) (c)	4,391	230,879
Twitter, Inc. (b) (c)	4,203	225,029
VeriSign, Inc. (b)	891	198,399
Wayfair, Inc. - Class A (b) (c)	642	159,922
Zillow Group, Inc. - Class A (b)	316	33,408
Zillow Group, Inc. - Class C (b) (c)	1,445	149,745
		10,098,188
Leisure Time — 0.2%
Carnival Corp. (b)	1,850	40,996
Norwegian Cruise Line Holdings Ltd. (b)	860	22,119
Royal Caribbean Cruises Ltd. (b)	520	43,904
		107,019
Lodging — 0.5%
Hilton Worldwide Holdings, Inc. (b)	645	92,848
Las Vegas Sands Corp. (b)	795	30,854
Marriott International, Inc. (b)	635	101,612
MGM Resorts International	925	43,623
Wynn Resorts Ltd. (b) (c)	245	22,001
		290,938
Office/Business Equipment — 0.1%
Zebra Technologies Corp. (b)	55	29,367

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 80.5% (Continued)
Real Estate — 0.7%
CBRE Group, Inc. (b)	3,742	$389,467

Retail — 6.4%
Advance Auto Parts, Inc.	150	33,828
AutoZone, Inc. (b)	50	89,242
Bath & Body Works, Inc. (b)	615	42,490
Best Buy Co., Inc.	525	64,176
CarMax, Inc. (b)	380	52,030
Chipotle Mexican Grill, Inc. (b)	65	115,637
Darden Restaurants, Inc. (c)	300	43,242
Dollar General Corp.	550	121,836
Dollar Tree, Inc. (b) (c)	540	58,190
Domino’s Pizza, Inc.	85	41,563
Genuine Parts Co.	330	43,266
Lowe’s Cos., Inc.	1,640	383,465
McDonald’s Corp.	1,730	424,802
O’Reilly Automotive, Inc. (b)	160	99,571
Ross Stores, Inc.	830	93,956
Starbucks Corp.	2,735	290,101
Target Corp.	1,145	297,265
The Gap, Inc. (c)	500	11,345
The Home Depot, Inc.	2,465	916,339
The TJX Cos., Inc.	2,795	183,045
Tractor Supply Co.	265	57,550
Ulta Beauty, Inc. (b)	125	45,920
Yum! Brands, Inc.	685	85,584
		3,594,443
Savings & Loans — 0.0% (a)
People’s United Financial, Inc.	1,077	18,460

Semiconductors — 4.1%
Advanced Micro Devices, Inc. (b)	1,265	152,091
Analog Devices, Inc.	560	97,154
Applied Materials, Inc.	955	130,501
Broadcom, Inc.	430	228,618
Intel Corp.	4,235	207,515
IPG Photonics Corp. (b) (c)	35	5,565
KLA Corp.	160	59,642
Lam Research Corp.	150	84,535
Microchip Technology, Inc.	570	42,231
Micron Technology, Inc.	1,175	81,193
Monolithic Power Systems, Inc.	45	23,646
NVIDIA Corp.	2,600	664,742
NXP Semiconductors NV	275	55,237
Qorvo, Inc. (b)	115	19,346
QUALCOMM, Inc.	1,175	156,322
Skyworks Solutions, Inc.	170	28,412
Teradyne, Inc. (c)	170	23,501

	Shares	Value
Semiconductors — 4.1% (Continued)
Texas Instruments, Inc.	965	$180,918
Xilinx, Inc.	260	46,800
		2,287,969
Software — 13.5%
Adobe, Inc. (b)	495	321,928
Akamai Technologies, Inc. (b) (c)	1,596	168,314
ANSYS, Inc. (b)	90	34,162
Autodesk, Inc. (b)	230	73,050
Box, Inc. (b) (c)	3,136	81,003
Broadridge Financial Solutions, Inc.	120	21,409
Cadence Design System, Inc. (b)	290	50,202
Ceridian HCM Holding, Inc. (b) (c)	140	17,535
Citrix Systems, Inc.	1,432	135,653
Coupa Software, Inc. (b) (c)	642	146,183
Datadog, Inc. - Class A (b)	1,551	259,095
DocuSign, Inc. (b)	975	271,333
Dropbox, Inc. - Class A (b)	3,659	111,563
Fastly, Inc. - Class A (b) (c)	1,945	98,436
Fidelity National Information Services, Inc.	645	71,427
Fiserv, Inc. (b) (c)	620	61,064
Intuit, Inc. (c)	285	178,407
Jack Henry & Associates, Inc. (c)	80	13,318
Microsoft Corp.	7,845	2,601,559
MSCI, Inc.	208	138,295
Nutanix, Inc. - Class A (b)	2,649	90,887
Oracle Corp.	1,720	165,017
Paychex, Inc.	335	41,299
Paycom Software, Inc. (b)	50	27,393
PTC, Inc. (b)	110	14,009
salesforce.com, Inc. (b)	2,935	879,590
ServiceNow, Inc. (b)	205	143,041
Snowflake, Inc. (b) (c)	992	351,009
Synopsys, Inc. (b)	160	53,309
Tyler Technologies, Inc. (b)	45	24,445
Veeva Systems, Inc. - Class A (b)	788	249,804
Workday, Inc. - Class A (b)	977	283,311
Zoom Video Communications, Inc. - Class A (b)	1,006	276,298
ZoomInfo Technologies, Inc. (b)	2,046	137,532
		7,590,880
Telecommunications — 2.1%
Arista Networks, Inc. (b) (c)	60	24,582
Ciena Corp. (b)	2,014	109,340
Cisco Systems, Inc.	12,866	720,110
CommScope Holding Co., Inc. (b)	4,716	50,508
Corning, Inc.	800	28,456
Juniper Networks, Inc. (c)	4,458	131,600
Motorola Solutions, Inc. (c)	175	43,503

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 80.5% (Continued)
Telecommunications — 2.1% (Continued)
Vonage Holdings Corp. (b)	5,245	$84,550
		1,192,649
Textiles — 0.0% (a)
Mohawk Industries, Inc. (b)	130	23,037

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	300	28,728
TOTAL COMMON STOCKS (Cost $40,443,036)		45,436,035

REAL ESTATE INVESTMENT TRUSTS — 19.4%
Alexandria Real Estate Equities, Inc.	1,547	315,805
American Tower Corp.	5,069	1,429,306
AvalonBay Communities, Inc.	1,558	368,747
Boston Properties, Inc. (c)	1,585	180,119
Crown Castle International Corp.	4,816	868,325
Digital Realty Trust, Inc. (c)	3,150	497,102
Duke Realty Corp.	4,216	237,108
Equinix, Inc. (c)	1,007	842,929
Equity Residential	3,795	327,888
Essex Property Trust, Inc.	725	246,449
Extra Space Storage, Inc.	1,491	294,279
Federal Realty Investment Trust (c)	780	93,873
Healthpeak Properties, Inc.	6,006	213,273
Host Hotels & Resorts, Inc. (b)	7,953	133,849
Iron Mountain, Inc. (c)	3,227	147,280
Kimco Realty Corp. (c)	6,835	154,471
Mid-America Apartment Communities, Inc.	1,295	264,452
Prologis, Inc.	8,238	1,194,181
Public Storage	1,697	563,709
Realty Income Corp. (c)	4,339	309,935
Regency Centers Corp.	1,702	119,838
SBA Communications Corp.	1,221	421,648
Simon Property Group, Inc.	3,661	536,629
UDR, Inc.	3,107	172,532
Ventas, Inc.	4,383	233,921
Vornado Realty Trust	1,770	75,455
Welltower, Inc.	4,708	378,523
Weyerhaeuser Co.	8,354	298,405
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,205,341)		10,920,031

	Principal Amount	Value
CONTINGENT VALUE RIGHTS — 0.0% (a)
Pharmaceuticals — 0.0% (a)
Achillion Pharmaceuticals, Inc. (d)	$6,273	$2,886
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,886

SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (e)	79,768	79,768
TOTAL SHORT-TERM INVESTMENTS (Cost $79,768)		79,768

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.5%
Mount Vernon Liquid Assets Portfolio, LLC 0.10% (e)	8,168,584	8,168,584
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,168,584)		8,168,584

Total Investments (Cost $58,896,729) — 114.5%		64,607,304
Liabilities in Excess of Other Assets — (14.5)%		(8,172,017)
TOTAL NET ASSETS — 100.0%		$56,435,287

Percentages are stated as a percent of net assets.

(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $7,968,760 or 14.1% of net assets.
(d)	Value determined using significant unobservable inputs.
(e)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 99.8%
Diversified — 28.1%
Duke Realty Corp.	833,389	$46,869,797
Lexington Realty Trust (a)	970,302	14,137,300
One Liberty Properties, Inc.	335,240	10,479,602
PS Business Parks, Inc.	83,504	14,838,661
		86,325,360
Storage — 10.5%
Life Storage, Inc.	242,385	32,433,537
		32,433,537
Warehouse/Industrial — 61.2%
Americold Realty Trust (a)	356,312	10,500,515
EastGroup Properties, Inc.	72,781	14,394,626
First Industrial Realty Trust, Inc.	233,782	13,613,126
Indus Realty Trust, Inc.	100,862	7,030,081
Industrial Logistics Properties Trust	477,255	13,406,093
Innovative Industrial Properties, Inc. (a)	53,198	13,995,862
Monmouth Real Estate Investment Corp.	689,699	13,000,826
Plymouth Industrial REIT, Inc.	502,438	12,842,315
Prologis, Inc.	324,997	47,111,565
Rexford Industrial Realty, Inc.	211,336	14,201,779
STAG Industrial, Inc.	310,707	13,525,076
Terreno Realty Corp.	196,534	14,372,532
		187,994,396
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $242,598,470)		306,753,293

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (b)	$603,746	603,746
TOTAL SHORT-TERM INVESTMENTS (Cost $603,746)		603,746

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (b)	20,263,470	$20,263,470
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,263,470)		20,263,470

Total Investments (Cost $263,465,686) — 106.6%		327,620,509
Liabilities in Excess of Other Assets — (6.6)%		(20,213,727)
TOTAL NET ASSETS — 100.0%		$307,406,782

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $19,776,460 or 6.4% of net assets.
(b)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 20.8%
Advertising Sales — 0.9%
Clear Channel Outdoor Holdings, Inc. (a) (b)	4,747,445	$13,767,591

Building-Heavy Construct — 1.0%
Helios Towers PLC (a)	7,739,397	16,379,901

Engineering & Construction — 6.8%
Cellnex Telecom SA (c)	1,096,592	67,486,880
Infrastrutture Wireless Italiane SpA (c)	3,786,945	41,878,496
		109,365,376
Internet Connectiv Svcs — 2.7%
Cogent Communications Holdings, Inc.	389,476	29,829,967
Vnet Group, Inc. - ADR (a)	919,742	14,421,554
		44,251,521
Telecommunication Services — 9.4%
Chindata Group Holdings Ltd. - ADR (a)	1,141,926	11,373,583
Cyxtera Technologies, Inc. (a) (b)	457,960	4,552,123
GDS Holdings Ltd. - ADR (a) (b)	1,058,565	62,878,761
NEXTDC Ltd. (a)	4,549,824	40,119,976
Switch, Inc. - Class A	1,315,958	33,267,418
		152,191,861
TOTAL COMMON STOCKS (Cost $338,454,450)		335,956,250

REAL ESTATE INVESTMENT TRUSTS — 79.1%
Diversified — 74.7%
American Tower Corp.	857,155	241,691,995
CoreSite Realty Corp. (b)	428,372	61,025,875
Crown Castle International Corp.	1,286,459	231,948,558
CyrusOne, Inc.	973,691	79,862,136
Digital Realty Trust, Inc. (b)	457,721	72,232,951
DigitalBridge Group, Inc. (a) (b)	4,860,312	32,564,091
Equinix, Inc.	296,959	248,575,470
Keppel DC REIT	14,139,523	25,060,037
Lamar Advertising Co. - Class A	658,446	74,536,087
Outfront Media, Inc. (b)	1,449,176	36,069,991
SBA Communications Corp.	208,837	72,117,681
Uniti Group, Inc. (b)	2,121,468	30,358,207
		1,206,043,079
Storage — 4.4%
Iron Mountain, Inc. (b)	1,571,070	71,703,635
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,120,221,972)		1,277,746,714

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$818,974	$818,974
TOTAL SHORT-TERM INVESTMENTS (Cost $818,974)		818,974

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	183,211,916	183,211,916
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $183,211,916)		183,211,916

Total Investments (Cost $1,642,707,312) — 111.3%		1,797,733,854
Liabilities in Excess of Other Assets — (11.3)%		(183,329,180)
TOTAL NET ASSETS — 100.0%		$1,614,404,674

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $176,389,319 or 10.9% of net assets.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $109,365,376 or 6.8% of net assets.

(d)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 3.0%
General Dynamics Corp.	1,374	$278,578
Howmet Aerospace, Inc.	8,870	263,350
L3Harris Technologies, Inc.	1,196	275,726
Lockheed Martin Corp.	801	266,188
Northrop Grumman Corp.	782	279,346
Raytheon Technologies Corp.	3,336	296,437
Teledyne Technologies, Inc. (a)	627	281,661
The Boeing Co. (a)	1,317	272,659
TransDigm Group, Inc. (a)	462	288,205
		2,502,150
Airlines — 1.7%
Alaska Air Group, Inc. (a)	4,937	260,673
American Airlines Group, Inc. (a)	14,614	280,589
Delta Air Lines, Inc. (a)	7,036	275,319
Southwest Airlines Co. (a)	5,781	273,326
United Airlines Holdings, Inc. (a)	6,246	288,190
		1,378,097
Apparel — 2.7%
Hanesbrands, Inc.	17,036	290,294
NIKE, Inc. - Class B	1,950	326,216
PVH Corp. (a)	2,922	319,462
Ralph Lauren Corp.	2,832	360,145
Tapestry, Inc.	7,880	307,162
Under Armour, Inc. - Class A (a)	7,366	161,757
Under Armour, Inc. - Class C (a)	7,673	144,866
VF Corp.	4,495	327,596
		2,237,498
Auto Manufacturers — 2.2%
Cummins, Inc.	1,187	284,690
Ford Motor Co. (a)	25,152	429,596
General Motors Co. (a)	6,444	350,747
PACCAR, Inc.	3,312	296,822
Tesla Motors, Inc. (a)	433	482,362
		1,844,217
Auto Parts & Equipment — 0.9%
Aptiv PLC (a)	2,178	376,554
BorgWarner, Inc.	7,441	335,366
		711,920
Biotechnology — 0.9%
Corteva, Inc.	16,604	716,463

Building Materials — 3.1%
Carrier Global Corp.	4,907	256,293
Fortune Brands Home & Security, Inc.	2,894	293,451
Johnson Controls International PLC	3,689	270,662
Martin Marietta Materials, Inc.	1,847	725,575
Masco Corp.	4,651	304,873

	Shares	Value
Building Materials — 3.1% (Continued)
Vulcan Materials Co.	3,840	$730,061
		2,580,915
Chemicals — 13.6%
Air Products & Chemicals, Inc.	2,553	765,415
Albemarle Corp.	2,989	748,655
Celanese Corp.	4,705	759,905
CF Industries Holdings, Inc.	15,064	855,635
Dow, Inc.	11,934	667,946
DuPont de Nemours, Inc.	10,227	711,799
Eastman Chemical Co.	6,586	685,142
Ecolab, Inc.	3,192	709,326
FMC Corp.	7,347	668,651
International Flavors & Fragrances, Inc.	4,885	720,293
Linde PLC	2,322	741,182
LyondellBasell Industries NV	7,763	720,562
Mosaic Co.	21,690	901,653
PPG Industries, Inc.	4,711	756,445
The Sherwin-Williams Co.	2,398	759,231
		11,171,840
Commercial Services — 4.7%
Automatic Data Processing, Inc.	1,351	303,286
Cintas Corp.	686	297,107
Equifax, Inc.	1,015	281,591
FleetCor Technologies, Inc. (a)	1,040	257,306
Gartner, Inc. (a)	865	287,102
Global Payments, Inc.	1,630	233,074
IHS Markit Ltd.	2,292	299,610
Nielsen Holdings PLC	13,923	281,941
PayPal Holdings, Inc. (a)	954	221,891
Quanta Services, Inc.	2,391	289,981
Robert Half International, Inc.	2,698	305,063
Rollins, Inc.	7,110	250,485
United Rentals, Inc. (a)	811	307,458
Verisk Analytics, Inc.	1,347	283,234
		3,899,129
Computers — 4.0%
Accenture PLC - Class A	793	284,521
Apple, Inc.	1,821	272,786
Cognizant Technology Solutions Corp.	3,557	277,766
DXC Technology Co. (a)	7,892	257,043
Fortinet, Inc. (a)	874	293,961
Hewlett Packard Enterprise Co.	18,956	277,705
HP, Inc.	9,688	293,837
International Business Machines Corp.	1,980	247,698
Leidos Holdings, Inc.	2,848	284,743

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.8% (Continued)
Computers — 4.0% (Continued)
NetApp, Inc.	2,938	$262,363
Seagate Technology Holdings PLC	3,232	287,874
Western Digital Corp. (a)	4,679	244,665
		3,284,962
Distribution/Wholesale — 1.9%
Copart, Inc. (a)	1,933	300,176
Fastenal Co.	5,168	294,990
LKQ Corp. (a)	6,292	346,563
Pool Corp.	646	332,793
W.W. Grainger, Inc.	667	308,894
		1,583,416
Diversified Financial Services — 0.9%
MasterCard, Inc. - Class A	781	262,041
The Western Union Co.	12,862	234,346
Visa, Inc. - Class A	1,206	255,394
		751,781
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	2,123	281,085
Emerson Electric Co.	2,767	268,427
Generac Holdings, Inc. (a)	614	306,116
		855,628
Electronics — 2.6%
Allegion PLC	1,916	245,823
Amphenol Corp.	3,600	276,372
Fortive Corp.	3,677	278,385
Garmin Ltd.	1,848	265,373
Honeywell International, Inc.	1,245	272,182
Keysight Technologies, Inc. (a)	1,506	271,110
TE Connectivity Ltd.	1,866	272,436
Trimble, Inc. (a)	2,889	252,412
		2,134,093
Energy-Alternate Sources — 0.5%
Enphase Energy, Inc. (a)	1,714	397,014

Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	2,077	291,652

Entertainment — 0.8%
Caesars Entertainment, Inc. (a)	3,061	335,057
Penn National Gaming, Inc. (a)	3,996	286,114
		621,171
Environmental Control — 1.0%
Pentair PLC	3,619	267,698
Republic Services, Inc.	2,229	300,023
Waste Management, Inc.	1,793	287,292
		855,013

	Shares	Value
Forest Products & Paper — 0.8%
International Paper Co.	13,051	$648,243

Hand/Machine Tools — 0.6%
Snap-On, Inc.	1,267	257,492
Stanley Black & Decker, Inc.	1,485	266,899
		524,391
Home Builders — 1.5%
DR Horton, Inc.	3,560	317,801
Lennar Corp. - Class A	3,198	319,576
NVR, Inc. (a)	62	303,478
PulteGroup, Inc.	6,654	319,924
		1,260,779
Home Furnishings — 0.8%
Leggett & Platt, Inc.	6,832	320,079
Whirlpool Corp.	1,478	311,607
		631,686
Household Products/Wares — 0.8%
Avery Dennison Corp.	3,213	699,534

Housewares — 0.4%
Newell Brands, Inc.	12,813	293,289

Internet — 3.4%
Amazon.com, Inc. (a)	92	310,264
Booking Holdings, Inc. (a)	138	334,068
CDW Corp.	1,370	255,710
eBay, Inc.	4,395	337,184
Etsy, Inc. (a)	1,470	368,514
Expedia Group, Inc. (a)	2,194	360,716
F5 Networks, Inc. (a)	1,337	282,308
NortonLifeLock, Inc.	9,951	253,253
VeriSign, Inc. (a)	1,226	272,993
		2,775,010
Iron/Steel — 0.9%
Nucor Corp.	6,423	717,128

Leisure Time — 1.2%
Carnival Corp. (a)	14,019	310,661
Norwegian Cruise Line Holdings Ltd. (a)	12,970	333,589
Royal Caribbean Cruises Ltd. (a)	3,910	330,121
		974,371
Lodging — 2.0%
Hilton Worldwide Holdings, Inc. (a)	2,503	360,307
Las Vegas Sands Corp. (a)	7,622	295,810
Marriott International, Inc. (a)	2,351	376,207
MGM Resorts International	7,541	355,633

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.8% (Continued)
Lodging — 2.0% (Continued)
Wynn Resorts Ltd. (a)	3,141	$282,062
		1,670,019
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	1,351	275,617

Machinery-Diversified — 2.6%
Deere & Co.	763	261,182
Dover Corp.	1,596	269,852
IDEX Corp.	1,275	283,777
Ingersoll Rand, Inc. (a)	5,060	272,026
Otis Worldwide Corp.	3,058	245,588
Rockwell Automation, Inc.	882	281,711
Westinghouse Air Brake Technologies Corp.	3,098	281,081
Xylem, Inc.	2,061	269,146
		2,164,363
Mining — 1.8%
Freeport-McMoRan, Inc.	20,308	766,018
Newmont Goldcorp Corp.	12,650	683,100
		1,449,118
Miscellaneous Manufacturing — 2.7%
3M Co.	1,501	268,199
A O Smith Corp.	3,950	288,627
Eaton Corp. PLC	1,727	284,541
General Electric Co.	2,715	284,722
Illinois Tool Works, Inc.	1,266	288,483
Parker-Hannifin Corp.	975	289,175
Textron, Inc.	3,925	289,861
Trane Technologies PLC	1,457	263,615
		2,257,223
Office/Business Equipment — 0.3%
Zebra Technologies Corp. (a)	467	249,355

Packaging & Containers — 4.2%
Amcor PLC	58,612	707,447
Ball Corp.	7,602	695,431
Packaging Corp. of America	4,749	652,370
Sealed Air Corp.	12,413	736,339
Westrock Co.	13,899	668,542
		3,460,129
Retail — 9.2%
Advance Auto Parts, Inc.	1,594	359,479
AutoZone, Inc. (a)	206	367,677
Bath & Body Works, Inc. (a)	5,011	346,210
Best Buy Co., Inc.	2,864	350,095
CarMax, Inc. (a)	2,371	324,637
Chipotle Mexican Grill, Inc. (a)	168	298,877
Darden Restaurants, Inc.	2,145	309,180

	Shares	Value
Retail — 9.2% (Continued)
Dollar General Corp.	1,463	$324,084
Dollar Tree, Inc. (a)	3,535	380,932
Domino’s Pizza, Inc.	624	305,117
Genuine Parts Co.	2,694	353,210
Lowe’s Cos., Inc.	1,561	364,993
McDonald’s Corp.	1,333	327,318
O’Reilly Automotive, Inc. (a)	538	334,808
Ross Stores, Inc.	2,827	320,017
Starbucks Corp.	2,672	283,419
Target Corp.	1,304	338,545
The Gap, Inc.	13,366	303,275
The Home Depot, Inc.	961	357,242
The TJX Cos., Inc.	4,631	303,284
Tractor Supply Co.	1,557	338,134
Ulta Beauty, Inc. (a)	851	312,623
Yum! Brands, Inc.	2,455	306,728
		7,609,884
Semiconductors — 6.3%
Advanced Micro Devices, Inc. (a)	2,579	310,073
Analog Devices, Inc.	1,596	276,890
Applied Materials, Inc.	1,982	270,840
Broadcom, Inc.	545	289,760
Intel Corp.	5,038	246,862
IPG Photonics Corp. (a)	1,573	250,123
KLA Corp.	774	288,516
Lam Research Corp.	454	255,861
Microchip Technology, Inc.	3,445	255,240
Micron Technology, Inc.	3,691	255,048
Monolithic Power Systems, Inc.	549	288,478
NVIDIA Corp.	1,207	308,594
NXP Semiconductors NV	1,279	256,900
Qorvo, Inc. (a)	1,513	254,532
QUALCOMM, Inc.	1,901	252,909
Skyworks Solutions, Inc.	1,530	255,709
Teradyne, Inc.	2,242	309,934
Texas Instruments, Inc.	1,423	266,784
Xilinx, Inc.	1,749	314,820
		5,207,873
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	1,397	283,214

Software — 7.6%
Adobe, Inc. (a)	412	267,948
Akamai Technologies, Inc. (a)	2,423	255,530
ANSYS, Inc. (a)	726	275,575
Autodesk, Inc. (a)	954	303,000
Broadridge Financial Solutions, Inc.	1,596	284,742
Cadence Design System, Inc. (a)	1,626	281,477

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.8% (Continued)
Software — 7.6% (Continued)
Ceridian HCM Holding, Inc. (a)	2,469	$309,242
Citrix Systems, Inc.	2,522	238,909
Fidelity National Information Services, Inc.	2,191	242,631
Fiserv, Inc. (a)	2,451	241,399
Intuit, Inc.	478	299,223
Jack Henry & Associates, Inc.	1,605	267,200
Microsoft Corp.	917	304,096
Oracle Corp.	3,025	290,218
Paychex, Inc.	2,459	303,146
Paycom Software, Inc. (a)	570	312,275
PTC, Inc. (a)	2,159	274,949
Roper Technologies, Inc.	584	284,916
salesforce.com, Inc. (a)	1,055	316,173
ServiceNow, Inc. (a)	419	292,361
Synopsys, Inc. (a)	816	271,875
Tyler Technologies, Inc. (a)	575	312,352
		6,229,237
Telecommunications — 1.7%
Arista Networks, Inc. (a)	773	316,690
Cisco Systems, Inc.	4,686	262,275
Corning, Inc.	6,986	248,492
Juniper Networks, Inc.	9,747	287,732
Motorola Solutions, Inc.	1,118	277,924
		1,393,113
Textiles — 0.4%
Mohawk Industries, Inc. (a)	1,700	301,257

Toys/Games/Hobbies — 0.4%
Hasbro, Inc.	3,254	311,603

Transportation — 3.7%
CH Robinson Worldwide, Inc.	3,133	303,870
CSX Corp.	8,948	323,649
Expeditors International of Washington, Inc.	2,202	271,419
FedEx Corp.	1,075	253,195
JB Hunt Trasport Services, Inc.	1,594	314,321
Kansas City Southern	989	306,837
Norfolk Southern Corp.	1,120	328,216
Old Dominion Freight Line, Inc.	950	324,282
Union Pacific Corp.	1,333	321,786
United Parcel Service, Inc. - Class B	1,433	305,903
		3,053,478
TOTAL COMMON STOCKS (Cost $82,264,012)		82,256,873

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (b)	$173,417	$173,417
TOTAL SHORT-TERM INVESTMENTS (Cost $173,417)		173,417

Total Investments (Cost $82,437,429) — 100.0%		82,430,290
Liabilities in Excess of Other Assets — (0.0)% (c)		46,168
TOTAL NET ASSETS — 100.0%		$82,384,122

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2021.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Agriculture — 1.2%
Muyuan Foods Co. Ltd.	11,262	$100,507

Auto Manufacturers — 5.1%
BYD Co. Ltd. - Class A	6,145	298,939
Great Wall Motor Co. Ltd. - Class A	7,400	78,634
SAIC Motor Corp. Ltd.	21,700	68,769
		446,342
Banks — 23.0%
Agricultural Bank of China Ltd. - Class A	307,200	141,135
Bank of China Ltd. - Class A	169,000	80,548
Bank of Communications Co. Ltd. - Class A	160,500	113,366
China Construction Bank Corp. - Class A	72,200	66,905
China Merchants Bank Co. Ltd. - Class A	94,300	795,301
Industrial & Commercial Bank of China Ltd. - Class A	172,900	126,177
Industrial Bank Co. Ltd.	111,100	323,441
Ping An Bank Co. Ltd.	65,400	199,287
Shanghai Pudong Development Bank Co. Ltd.	115,300	161,077
		2,007,237
Beverages — 21.8%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	3,500	101,828
Kweichow Moutai Co. Ltd.	3,500	998,747
Luzhou Laojiao Co. Ltd.	5,345	191,230
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	2,883	135,831
Wuliangye Yibin Co. Ltd.	14,100	477,051
		1,904,687
Building Materials — 1.0%
Anhui Conch Cement Co. Ltd. - Class A	13,900	82,714

Chemicals — 2.2%
Wanhua Chemical Group Co. Ltd.	11,412	188,087

Coal — 0.6%
China Shenhua Energy Co. Ltd. - Class A	15,900	49,420

Commercial Services — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd.	20,880	15,009

	Shares	Value
Diversified Financial Services — 3.1%
CITIC Securities Co. Ltd. - Class A	67,500	$272,983

Electric — 1.3%
China Yangtze Power Co. Ltd.	32,800	108,918

Electrical Components & Equipment — 2.2%
Contemporary Amperex Technology Co. Ltd.	1,900	189,789

Electronics — 1.6%
Foxconn Industrial Internet Co. Ltd.	9,000	15,963
Luxshare Precision Industry Co. Ltd.	21,029	126,976
		142,939
Energy-Alternate Sources — 3.8%
LONGi Green Energy Technology Co. Ltd.	21,843	333,449

Food — 4.1%
Foshan Haitian Flavouring & Food Co. Ltd.	3,370	61,625
Inner Mongolia Yili Industrial Group Co. Ltd.	40,000	268,780
Yihai Kerry Arawana Holdings Co. Ltd.	2,900	27,589
		357,994
Healthcare-Products — 1.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	2,100	123,418

Healthcare-Services — 1.6%
Aier Eye Hospital Group Co. Ltd.	12,874	97,632
WuXi AppTec Co. Ltd. - Class A	2,096	45,203
		142,835
Home Furnishings — 1.6%
Gree Electric Appliances, Inc. of Zhuhai	13,500	77,317
Midea Group Co. Ltd.	5,710	61,363
		138,680
Insurance — 8.3%
China Life Insurance Co. Ltd. - Class A	11,700	54,484
China Pacific Insurance Group Co. Ltd. - Class A	22,000	94,198
Ping An Insurance Group Co. of China Ltd. - Class A	73,800	571,667
		720,349
Internet — 2.7%
East Money Information Co. Ltd.	46,406	238,582

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Machinery-Construction & Mining — 1.3%
Sany Heavy Industry Co. Ltd.	32,000	$114,813

Mining — 1.7%
Zijin Mining Group Co. Ltd. - Class A	89,900	146,946

Oil & Gas — 1.1%
China Petroleum & Chemical Corp. - Class A	76,600	50,873
PetroChina Co. Ltd. - Class A	55,900	47,869
		98,742
Pharmaceuticals — 2.8%
Chongqing Zhifei Biological Products Co. Ltd.	2,800	65,720
Jiangsu Hengrui Medicine Co. Ltd.	23,600	181,592
		247,312
Real Estate — 1.7%
China Vanke Co. Ltd. - Class A	51,800	147,403

Retail — 3.0%
China Tourism Group Duty Free Corp. Ltd.	6,300	264,294

Transportation — 1.5%
COSCO SHIPPING Holdings Co. Ltd. - Class A (a)	26,100	67,420
SF Holding Co. Ltd.	5,900	59,587
		127,007
TOTAL COMMON STOCKS (Cost $7,188,060)		8,710,456

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (b)	$7,601	$7,601
TOTAL SHORT-TERM INVESTMENTS (Cost $7,601)		7,601

Total Investments (Cost $7,195,661) — 100.0%		8,718,057
Other Assets in Excess of Liabilities — 0.0% (c)		1,465
TOTAL NET ASSETS — 100.0%		$8,719,522

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2021.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 0.6%
Teledyne Technologies, Inc. (a)	86	$38,633

Biotechnology — 11.4%
BioNTech SE - ADR (a)	450	125,429
Emergent BioSolutions, Inc. (a) (b)	100	4,767
Gilead Sciences, Inc.	2,341	151,884
Illumina, Inc. (a)	272	112,896
Moderna, Inc. (a)	752	259,598
Regeneron Pharmaceuticals, Inc. (a)	198	126,708
Vir Biotechnology, Inc. (a) (b)	242	9,131
		790,413
Chemicals — 1.8%
Ecolab, Inc.	533	118,443
Stepan Co.	45	5,401
		123,844
Commercial Services — 0.3%
Booz Allen Hamilton Holding Corp.	253	21,976

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. (b)	128	4,668

Electronics — 2.8%
Agilent Technologies, Inc.	566	89,139
Mettler-Toledo International, Inc. (a)	44	65,159
Waters Corp. (a) (b)	114	41,901
		196,199
Environmental Control — 0.2%
Stericycle, Inc. (a) (b)	172	11,510

Food — 1.8%
Campbell Soup Co. (b)	565	22,572
Hormel Foods Corp.	1,012	42,828
The Kroger Co. (b)	1,413	56,548
		121,948
Healthcare-Products — 17.6%
Abbott Laboratories	2,752	354,705
Danaher Corp.	1,225	381,918
Neogen Corp. (a)	200	8,462
PerkinElmer, Inc.	209	36,970
QIAGEN NV (a)	426	23,754
Thermo Fisher Scientific, Inc.	650	411,496
		1,217,305
Healthcare-Services — 1.9%
Laboratory Corp. of American Holdings (a)	182	52,238
Quest Diagnostics, Inc.	244	35,814
Teladoc Health, Inc. (a) (b)	288	43,082
		131,134

	Shares	Value
Household Products/Wares — 2.3%
Church & Dwight Co., Inc. (b)	457	$39,923
Kimberly-Clark Corp. (b)	630	81,579
The Clorox Co.	232	37,818
		159,320
Internet — 10.6%
Amazon.com, Inc. (a)	90	303,519
Netflix, Inc. (a)	618	426,611
		730,130
Machinery-Diversified — 0.6%
Xylem, Inc.	336	43,878

Miscellaneous Manufactur — 2.8%
3M Co.	1,082	193,332

Pharmaceuticals — 19.0%
CVS Health Corp. (b)	2,458	219,450
GlaxoSmithKline PLC - ADR (b)	4,613	195,268
Johnson & Johnson	1,833	298,559
Merck & Co., Inc.	3,966	349,206
Organon & Co.	460	16,905
Sanofi - ADR	4,690	236,517
		1,315,905
Retail — 15.4%
Lowe’s Cos., Inc.	1,322	309,110
The Home Depot, Inc. (b)	973	361,703
Walgreens Boots Alliance, Inc.	1,614	75,890
Walmart, Inc. (b)	2,149	321,104
		1,067,807
Semiconductors — 6.3%
NVIDIA Corp.	1,697	433,872

Software — 4.3%
Akamai Technologies, Inc. (a)	304	32,060
Citrix Systems, Inc.	232	21,977
Palantir Technologies, Inc. - Class A (a)	3,506	90,735
Zoom Video Communications, Inc. - Class A (a)	550	151,058
		295,830
TOTAL COMMON STOCKS (Cost $6,218,543)		6,897,704

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$11,481	$11,481
TOTAL SHORT-TERM INVESTMENTS (Cost $11,481)		11,481

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	1,133,416	1,133,416
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,133,416)		1,133,416

Total Investments (Cost $7,363,440) — 116.4%		8,042,601
Liabilities in Excess of Other Assets — (16.4)%		(1,132,117)
TOTAL NET ASSETS — 100.0%		$6,910,484

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $1,114,901 or 16.1% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	76,875	$2,282,419
The Boeing Co. (a)	11,955	2,475,043
		4,757,462
Airlines — 1.6%
Alaska Air Group, Inc. (a)	38,094	2,011,363
United Airlines Holdings, Inc. (a)	52,272	2,411,830
		4,423,193
Apparel — 0.8%
PVH Corp. (a) (b)	21,018	2,297,898

Auto Manufacturers — 2.1%
Tesla Motors, Inc. (a)	5,316	5,922,024

Auto Parts & Equipment — 0.9%
Aptiv PLC (a)	14,362	2,483,046

Banks — 2.8%
Regions Financial Corp. (b)	114,124	2,702,456
State Street Corp.	24,747	2,438,817
SVB Financial Group (a)	3,776	2,708,903
		7,850,176
Chemicals — 1.0%
Albemarle Corp.	11,272	2,823,298

Commercial Services — 2.8%
Cintas Corp.	6,095	2,639,744
PayPal Holdings, Inc. (a)	9,729	2,262,868
United Rentals, Inc. (a)	7,298	2,766,745
		7,669,357
Computers — 4.4%
Apple, Inc.	20,010	2,997,498
DXC Technology Co. (a)	66,232	2,157,176
Fortinet, Inc. (a)	8,097	2,723,345
NetApp, Inc.	27,556	2,460,751
Western Digital Corp. (a)	35,132	1,837,052
		12,175,822
Diversified Financial Services — 3.2%
Discover Financial Services	17,860	2,023,895
Invesco Ltd. -	97,944	2,488,757
MasterCard, Inc. - Class A	7,065	2,370,449
Synchrony Financial	45,503	2,113,614
		8,996,715
Electrical Components & Equipment — 1.0%
Generac Holdings, Inc. (a)	5,444	2,714,161

Electronics — 1.0%
Trimble, Inc. (a)	30,785	2,689,685

	Shares	Value
Energy-Alternate Sources — 1.5%
Enphase Energy, Inc. (a)	18,227	$4,221,920

Entertainment — 3.7%
Caesars Entertainment, Inc. (a) (b)	37,402	4,094,023
Live Nation Entertainment, Inc. (a) (b)	27,924	2,824,513
Penn National Gaming, Inc. (a) (b)	46,355	3,319,018
		10,237,554
Healthcare-Products — 1.9%
Align Technology, Inc. (a)	4,055	2,531,820
Intuitive Surgical, Inc. (a)	7,424	2,681,029
		5,212,849
Insurance — 1.0%
Lincoln National Corp.	38,291	2,762,696

Internet — 6.5%
Alphabet, Inc. - Class C (a)	849	2,517,633
Amazon.com, Inc. (a)	684	2,306,742
Booking Holdings, Inc. (a)	1,180	2,856,520
Etsy, Inc. (a)	12,982	3,254,458
Expedia Group, Inc. (a)	16,428	2,700,927
Meta Platforms, Inc. - Class A (a)	7,250	2,345,883
Twitter, Inc. (a) (b)	39,081	2,092,397
		18,074,560
Leisure Time — 2.7%
Carnival Corp. (a)	109,963	2,436,780
Norwegian Cruise Line Holdings Ltd. (a)	100,934	2,596,022
Royal Caribbean Cruises Ltd. (a)	30,392	2,565,997
		7,598,799
Lodging — 3.1%
Marriott International, Inc. (a)	18,204	2,913,004
MGM Resorts International	70,102	3,306,010
Wynn Resorts Ltd. (a) (b)	25,655	2,303,819
		8,522,833
Media — 0.8%
DISH Network Corp. - Class A (a)	54,529	2,239,506

Mining — 1.1%
Freeport-McMoRan, Inc.	78,161	2,948,233

Miscellaneous Manufacturing — 0.9%
Textron, Inc.	32,296	2,385,060

Office/Business Equipment — 0.8%
Zebra Technologies Corp. (a)	4,233	2,260,210

Oil & Gas — 12.9%
APA Corp.	141,785	3,716,185

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)
Oil & Gas — 12.9% (Continued)
ConocoPhillips (b)	40,249	$2,998,148
Devon Energy Corp. (b)	101,762	4,078,621
Diamondback Energy, Inc.	36,251	3,885,745
EOG Resources, Inc.	36,629	3,386,717
Hess Corp.	31,637	2,612,267
Marathon Oil Corp.	224,592	3,665,342
Marathon Petroleum Corp.	42,299	2,788,773
Occidental Petroleum Corp.	105,146	3,525,545
Phillips 66	32,045	2,396,325
Valero Energy Corp.	36,663	2,835,150
		35,888,818
Oil & Gas Services — 1.2%
Halliburton Co.	130,864	3,270,291

Pharmaceuticals — 1.2%
DexCom, Inc. (a)	5,136	3,200,807

Pipelines — 1.0%
ONEOK, Inc. (b)	43,450	2,764,289

Retail — 2.6%
Bath & Body Works, Inc. (a)	38,838	2,683,318
Ross Stores, Inc.	20,352	2,303,846
The Gap, Inc. (b)	100,655	2,283,862
		7,271,026
Semiconductors — 19.1%
Advanced Micro Devices, Inc. (a)	24,740	2,974,490
Analog Devices, Inc.	14,777	2,563,662
Applied Materials, Inc.	26,010	3,554,267
Broadcom, Inc.	5,563	2,957,680
IPG Photonics Corp. (a) (b)	14,592	2,320,274
KLA Corp.	10,072	3,754,439
Lam Research Corp.	5,560	3,133,449
Microchip Technology, Inc.	43,576	3,228,546
Micron Technology, Inc.	36,268	2,506,119
Monolithic Power Systems, Inc.	7,048	3,703,442
NVIDIA Corp.	16,344	4,178,670
NXP Semiconductors NV	14,508	2,914,077
Qorvo, Inc. (a)	18,126	3,049,337
QUALCOMM, Inc.	20,267	2,696,322
Skyworks Solutions, Inc.	18,502	3,092,239
Teradyne, Inc. (b)	27,702	3,829,524
Texas Instruments, Inc.	13,781	2,583,662
		53,040,199

	Shares	Value
Software — 10.4%
Adobe, Inc. (a)	3,899	$2,535,754
ANSYS, Inc. (a)	7,859	2,983,119
Autodesk, Inc. (a)	8,104	2,573,912
Cadence Design System, Inc. (a)	17,712	3,066,124
Intuit, Inc. (b)	4,876	3,052,327
Microsoft Corp.	8,354	2,770,354
Paycom Software, Inc. (a)	5,766	3,158,903
PTC, Inc. (a)	21,530	2,741,846
salesforce.com, Inc. (a)	9,670	2,898,002
Synopsys, Inc. (a)	9,358	3,117,898
		28,898,239
Telecommunications — 0.7%
Corning, Inc.	57,497	2,045,168

Textiles — 0.7%
Mohawk Industries, Inc. (a)	11,286	1,999,992
TOTAL COMMON STOCKS (Cost $260,004,297)		269,645,886

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Host Hotels & Resorts, Inc. (a) (b)	141,998	2,389,827
Simon Property Group, Inc.	17,442	2,556,649
Weyerhaeuser Co.	64,650	2,309,298
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,086,628)		7,255,774

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (a) (c)	$358,188	358,188
TOTAL SHORT-TERM INVESTMENTS (Cost $358,188)		358,188

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	22,435,006	$22,435,006
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,435,006)		22,435,006

Total Investments (Cost $289,884,119) — 107.9%		299,694,854
Liabilities in Excess of Other Assets — (7.9)%		(21,902,026)
TOTAL NET ASSETS — 100.0%		$277,792,828

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $21,806,321 or 7.8% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.8%
Aerospace/Defense — 0.5%
Hexcel Corp. (a)	3,998	$226,847

Airlines — 0.5%
JetBlue Airways Corp. (a)	15,473	217,086

Apparel — 1.7%
Capri Holdings Ltd. (a)	4,200	223,608
Crocs, Inc. (a) (b)	1,571	253,638
Urban Outfitters, Inc. (a)	6,793	216,900
		694,146
Auto Parts & Equipment — 4.1%
Adient PLC (a)	11,194	465,894
Dana, Inc.	16,240	360,366
Lear Corp.	2,285	392,677
The Goodyear Tire & Rubber Co. (a)	24,942	476,891
		1,695,828
Banks — 8.5%
Associated Banc-Corp.	8,192	182,518
Bank OZK	4,586	204,857
Cadence Bank	4,264	123,741
Cathay General Bancorp	2,783	117,415
CIT Group, Inc.	4,513	223,529
First Horizon Corp.	24,561	416,800
FNB Corp. (b)	16,495	192,167
Fulton Financial Corp.	7,095	114,229
Hancock Whitney Corp.	5,023	248,538
International Bancshares Corp.	1,960	83,104
PacWest Bancorp	5,780	274,377
Prosperity Bancshares, Inc.	3,826	288,136
Signature Bank (b)	917	273,101
Umpqua Holdings Corp.	8,940	182,823
United Bankshares, Inc.	5,371	198,673
Valley National Bancorp	15,393	204,111
Wintrust Financial Corp.	2,396	212,046
		3,540,165
Beverages — 0.5%
The Boston Beer Co., Inc. - Class A (a)	389	191,575

Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)	5,782	369,007
Emergent BioSolutions, Inc. (a)	6,146	292,980
		661,987
Building Materials — 2.3%
Builders FirstSource, Inc. (a) (b)	12,330	718,469
MDU Resources Group, Inc.	7,925	243,535
		962,004

	Shares	Value
Chemicals — 0.7%
Olin Corp.	5,205	$296,581

Commercial Services — 5.4%
Avis Budget Group, Inc. (a) (b)	3,545	614,384
Graham Holdings Co. - Class B	294	172,240
HealthEquity, Inc. (a)	3,181	210,519
LiveRamp Holdings, Inc. (a)	5,371	287,402
ManpowerGroup, Inc.	2,947	284,827
Progyny, Inc. (a) (b)	5,394	331,353
Sabre Corp. (a) (b)	31,718	329,233
		2,229,958
Computers — 0.6%
Qualys, Inc. (a)	2,089	260,039

Cosmetics/Personal Care — 0.8%
Coty, Inc. (a) (b)	38,722	328,363

Distribution/Wholesale — 0.9%
KAR Auction Services, Inc. (a)	11,899	174,558
Univar Solutions, Inc. (a)	7,411	189,574
		364,132
Diversified Financial Services — 3.9%
Alliance Data Systems Corp.	2,880	245,520
Janus Henderson Group PLC	6,661	309,736
Jefferies Financial Group, Inc.	13,603	584,929
Navient Corp. (b)	9,487	186,894
Stifel Financial Corp.	3,900	284,193
		1,611,272
Electronics — 4.4%
Arrow Electronics, Inc. (a)	5,377	622,388
Avnet, Inc.	7,574	288,645
II-VI, Inc. (a) (b)	3,648	220,741
Jabil, Inc.	7,445	446,402
SYNNEX Corp.	2,667	280,035
		1,858,211
Energy-Alternate Sources — 2.8%
First Solar, Inc. (a) (b)	2,664	318,588
SolarEdge Technologies, Inc. (a)	1,163	412,493
Sunrun, Inc. (a) (b)	7,712	444,828
		1,175,909
Engineering & Construction — 2.0%
Dycom Industries, Inc. (a) (b)	3,596	285,594
Fluor Corp. (a) (b)	17,580	341,755
Southwest Gas Holdings, Inc.	2,859	197,986
		825,335
Entertainment — 1.5%
Scientific Games Corp. (a) (b)	4,690	375,434
Six Flags Entertainment Corp. (a) (b)	6,160	253,361
		628,795

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.8% (Continued)
Food — 0.5%
Pilgrim’s Pride Corp. (a) (b)	2,669	$75,159
Sprouts Farmers Market, Inc. (a) (b)	6,599	146,102
		221,261
Gas — 0.9%
UGI Corp. (b)	8,826	383,137

Healthcare-Products — 2.2%
Haemonetics Corp. (a)	4,311	296,209
Quidel Corp. (a) (b)	2,785	369,764
STAAR Surgical Co. (a)	2,021	239,408
		905,381
Healthcare-Services — 1.6%
Tenet Healthcare Corp. (a)	9,257	663,357

Home Builders — 4.1%
KB Home (b)	4,689	188,263
Taylor Morrison Home Corp. (a) (b)	17,866	545,449
Thor Industries, Inc. (b)	2,596	264,688
Toll Brothers, Inc. (b)	5,280	317,698
Tri Pointe Homes, Inc. (a)	16,902	408,859
		1,724,957
Home Furnishings — 0.6%
Herman Miller, Inc. (b)	6,073	236,361

Insurance — 10.2%
Alleghany Corp. (a)	728	474,205
American Financial Group, Inc.	3,585	487,703
Brighthouse Financial, Inc. (a)	4,681	235,127
CNO Financial Group, Inc. (b)	10,003	241,472
First American Financial Corp.	6,032	441,180
Kemper Corp.	3,726	236,526
Mercury General Corp.	1,545	84,187
MGIC Investment Corp. (b)	15,685	253,470
Old Republic International Corp.	17,115	442,080
Reinsurance Group of America, Inc.	4,998	590,164
RenaissanceRe Holdings Ltd.	2,432	344,858
Selective Insurance Group, Inc.	2,353	184,405
The Hanover Insurance Group, Inc.	1,738	218,988
		4,234,365
Internet — 1.2%
TripAdvisor, Inc. (a) (b)	7,933	261,551
YELP, Inc. (a)	6,430	248,391
		509,942
Iron/Steel — 2.9%
Cleveland-Cliffs, Inc. (a) (b)	12,810	308,849
Commercial Metals Co.	6,120	196,942
Reliance Steel & Aluminum Co.	2,426	354,584

	Shares	Value
Iron/Steel — 2.9% (Continued)
United States Steel Corp. (b)	12,569	$331,696
		1,192,071
Leisure Time — 1.0%
Harley-Davidson, Inc. (b)	5,610	204,709
YETI Holdings, Inc. (a)	2,198	216,129
		420,838
Machinery-Construction & Mining — 0.5%
Terex Corp.	4,425	198,240

Media — 0.5%
TEGNA, Inc.	10,813	212,583

Metal Fabricate/Hardware — 0.2%
Worthington Industries, Inc.	1,620	87,998

Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc. (a)	1,197	215,412

Office/Business Equipment — 0.5%
Xerox Holdings Corp.	10,568	188,110

Oil & Gas — 3.6%
CNX Resources Corp. (a)	30,448	444,845
EQT Corp. (a)	13,988	278,501
HollyFrontier Corp. (b)	9,400	317,720
Murphy Oil Corp. (b)	15,917	442,970
		1,484,036
Oil & Gas Services — 0.8%
ChampionX Corp. (a)	12,754	334,537

Packaging & Containers — 0.2%
Greif, Inc. - Class A (b)	1,188	76,840

Pipelines — 2.5%
Antero Midstream Corp.	24,813	264,010
Equitrans Midstream Corp.	46,018	474,446
Targa Resources Corp.	5,259	287,509
		1,025,965
Real Estate — 1.2%
Jones Lang LaSalle, Inc. (a)	1,929	498,126

Retail — 8.5%
American Eagle Outfitters, Inc. (b)	6,281	149,111
AutoNation, Inc. (a)	3,961	479,756
BJ’s Wholesale Club Holdings, Inc. (a) (b)	7,110	415,509
Dick’s Sporting Goods, Inc.	2,678	332,634
Foot Locker, Inc.	5,512	262,757
Kohl’s Corp.	14,719	714,313

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.8% (Continued)
Retail — 8.5% (Continued)
Lithia Motors, Inc.	1,536	$490,322
Murphy USA, Inc. (b)	1,592	259,417
Nordstrom, Inc. (a)	8,534	245,182
RH (a) (b)	313	206,464
		3,555,465
Savings & Loans — 2.0%
New York Community Bancorp, Inc. (b)	24,213	300,968
Sterling Bancorp	17,497	445,299
Washington Federal, Inc.	2,821	99,750
		846,017
Semiconductors — 3.1%
Amkor Technology, Inc. (b)	14,023	307,384
Brooks Automation, Inc.	3,238	377,065
Lattice Semiconductor Corp. (a) (b)	3,865	268,386
Wolfspeed, Inc. (a) (b)	2,990	359,129
		1,311,964
Software — 2.2%
Cerence, Inc. (a) (b)	2,750	289,107
Sailpoint Technologies Holdings, Inc. (a) (b)	5,009	240,332
Teradata Corp. (a)	6,841	386,927
		916,366
Telecommunications — 0.3%
Telephone and Data Systems, Inc.	7,659	143,530

Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.	5,449	308,904
Ryder System, Inc. (b)	2,765	234,887
		543,791
TOTAL COMMON STOCKS (Cost $38,365,472)		39,898,883

REAL ESTATE INVESTMENT TRUSTS — 4.2%
EPR Properties	6,502	326,465
Park Hotels & Resorts, Inc. (a) (b)	16,075	297,870
Pebblebrook Hotel Trust	11,614	260,851
SL Green Realty Corp. (b)	3,618	253,513
The Macerich Co. (b)	20,260	366,503
Urban Edge Properties	13,021	228,258
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,770,628)		1,733,460

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$22,470	$22,470
TOTAL SHORT-TERM INVESTMENTS (Cost $22,470)		22,470

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 28.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	11,806,880	11,806,880
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,806,880)		11,806,880

Total Investments (Cost $51,965,450) — 128.4%		53,461,693
Liabilities in Excess of Other Assets — (28.4)%		(11,809,280)
TOTAL NET ASSETS — 100.0%		$41,652,413

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $11,556,475 or 27.7% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	4,495	$164,382

Aerospace/Defense — 1.2%
Howmet Aerospace, Inc.	4,166	123,689
The Boeing Co. (a)	6,309	1,306,152
TransDigm Group, Inc. (a)	503	313,781
		1,743,622
Airlines — 0.7%
Alaska Air Group, Inc. (a)	1,480	78,144
American Airlines Group, Inc. (a) (b)	7,235	138,912
Delta Air Lines, Inc. (a)	8,570	335,344
Southwest Airlines Co. (a) (b)	6,349	300,181
United Airlines Holdings, Inc. (a)	3,394	156,599
		1,009,180
Apparel — 2.7%
NIKE, Inc. - Class B (a)	22,417	3,750,140
Tapestry, Inc.	5,064	197,395
		3,947,535
Auto Manufacturers — 5.2%
Ford Motor Co. (a)	40,926	699,016
General Motors Co. (a)	17,683	962,486
Tesla Motors, Inc. (a)	5,323	5,929,822
		7,591,324
Auto Parts & Equipment — 0.4%
Aptiv PLC (a)	3,393	586,616

Banks — 5.3%
Fifth Third Bancorp (a)	5,763	250,863
First Republic Bank (a)	1,764	381,606
Morgan Stanley (a) (b)	19,269	1,980,468
SVB Financial Group (a)	867	621,986
The Goldman Sachs Group, Inc.	4,418	1,826,180
The PNC Financial Services Group, Inc. (b)	3,754	792,207
Wells Fargo & Co.	37,622	1,924,741
		7,778,051
Beverages — 0.1%
Brown-Forman Corp. - Class B	1,575	106,927

Biotechnology — 1.8%
Illumina, Inc. (a)	1,161	481,885
Moderna, Inc. (a)	6,382	2,203,130
		2,685,015
Building Materials — 1.1%
Carrier Global Corp. (b)	11,918	622,477
Johnson Controls International PLC (a) (b)	10,610	778,455

	Shares	Value
Building Materials — 1.1% (Continued)
Martin Marietta Materials, Inc.	539	$211,741
		1,612,673
Chemicals — 0.7%
Albemarle Corp. (b)	1,358	340,138
Ecolab, Inc.	2,275	505,551
Mosaic Co.	3,500	145,495
		991,184
Commercial Services — 4.3%
Automatic Data Processing, Inc. (a)	4,422	992,695
Gartner, Inc. (a)	1,826	606,068
MarketAxess Holdings, Inc. (b)	351	143,443
Moody’s Corp.	1,273	514,483
PayPal Holdings, Inc. (a)	9,041	2,102,846
Quanta Services, Inc.	2,243	272,031
Robert Half International, Inc.	1,137	128,561
Rollins, Inc.	1,854	65,316
S&P Global, Inc. (a) (b)	1,984	940,734
United Rentals, Inc. (a)	721	273,338
Verisk Analytics, Inc. (a)	1,282	269,566
		6,309,081
Computers — 1.1%
DXC Technology Co. (a)	2,462	80,187
Fortinet, Inc. (a)	2,525	849,259
HP, Inc.	10,191	309,093
NetApp, Inc.	1,934	172,706
Seagate Technology Holdings PLC	2,222	197,914
		1,609,159
Cosmetics/Personal Care — 0.9%
The Estee Lauder Cos., Inc. (a)	4,222	1,369,321

Distribution/Wholesale — 0.5%
Copart, Inc. (a)	3,504	544,136
LKQ Corp. (a) (b)	2,528	139,242
		683,378
Diversified Financial Services — 7.0%
American Express Co. (a)	5,606	974,211
Ameriprise Financial, Inc. (b)	1,022	308,777
Capital One Financial Corp. (a)	7,433	1,122,606
Discover Financial Services	4,659	527,958
Invesco Ltd. -	4,836	122,883
MasterCard, Inc. - Class A (a)	7,114	2,386,889
Raymond James Financial, Inc. (a)	2,190	215,912
Synchrony Financial (b)	6,680	310,286
The Charles Schwab Corp. (b)	18,882	1,548,890
Visa, Inc. - Class A (b)	12,833	2,717,644
		10,236,056
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	5,419	525,697

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
Electrical Components & Equipment — 0.8% (Continued)
Generac Holdings, Inc. (a) (b)	1,375	$685,520
		1,211,217
Electronics — 2.9%
Agilent Technologies, Inc. (a)	3,242	510,583
Garmin Ltd. -	1,728	248,141
Honeywell International, Inc.	6,262	1,368,998
Keysight Technologies, Inc. (a)	1,757	316,295
Mettler-Toledo International, Inc. (a)	396	586,428
TE Connectivity Ltd. -	3,329	486,034
Trimble, Inc. (a)	2,742	239,569
Waters Corp. (a) (b)	1,298	477,080
		4,233,128
Energy-Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	2,663	616,831

Entertainment — 0.5%
Caesars Entertainment, Inc. (a) (b)	5,048	552,554
Live Nation Entertainment, Inc. (a) (b)	1,967	198,962
		751,516
Environmental Control — 0.1%
Pentair PLC	1,839	136,031

Forest Products & Paper — 0.1%
International Paper Co.	3,578	177,719
Sylvamo Corp. (a) (b)	315	8,871
		186,590
Healthcare-Products — 2.9%
ABIOMED, Inc. (a)	356	118,206
Align Technology, Inc. (a)	1,337	834,783
Edwards Lifesciences Corp. (a)	5,197	622,704
IDEXX Laboratories, Inc. (a)	1,448	964,571
Intuitive Surgical, Inc. (a)	2,988	1,079,056
ResMed, Inc.	1,148	301,821
West Pharmaceutical Services, Inc.	637	273,834
		4,194,975
Healthcare-Services — 1.0%
Charles River Laboratories International, Inc. (a)	708	317,665
HCA Healthcare, Inc.	2,842	711,807
IQVIA Holdings, Inc. (a)	1,580	413,044
		1,442,516
Household Products/Wares — 0.2%
Avery Dennison Corp.	1,029	224,034

Insurance — 3.1%
Berkshire Hathaway, Inc. - Class B (a)	15,585	4,473,051

	Shares	Value
Internet — 14.6%
Alphabet, Inc. - Class A (a)	2,217	$6,564,360
Alphabet, Inc. - Class C (a)	2,207	6,544,660
Amazon.com, Inc. (a)	976	3,291,492
Booking Holdings, Inc. (a)	379	917,475
Etsy, Inc. (a)	1,025	256,957
Expedia Group, Inc. (a)	2,830	465,280
Netflix, Inc. (a)	3,799	2,622,488
NortonLifeLock, Inc.	4,238	107,857
Twitter, Inc. (a) (b)	7,087	379,438
VeriSign, Inc. (a)	823	183,257
		21,333,264
Iron/Steel — 0.4%
Nucor Corp.	4,791	534,915

Leisure Time — 0.4%
Carnival Corp. (a)	8,264	183,130
Norwegian Cruise Line Holdings Ltd. (a) (b)	4,317	111,033
Royal Caribbean Cruises Ltd. (a)	2,662	224,753
		518,916
Lodging — 1.1%
Hilton Worldwide Holdings, Inc. (a)	2,972	427,819
Las Vegas Sands Corp. (a)	3,682	142,899
Marriott International, Inc. (a)	2,605	416,852
MGM Resorts International	8,444	398,219
Wynn Resorts Ltd. (a) (b)	1,556	139,729
		1,525,518
Machinery-Diversified — 1.4%
Deere & Co.	4,171	1,427,775
Dover Corp.	1,593	269,344
Xylem, Inc. (a)	2,211	288,735
		1,985,854
Media — 1.7%
News Corp. - Class A	4,510	103,279
News Corp. - Class B	1,231	27,771
Walt Disney Co. (a)	14,250	2,409,248
		2,540,298
Mining — 0.6%
Freeport-McMoRan, Inc.	22,153	835,611

Miscellaneous Manufacturing — 2.1%
Eaton Corp. PLC	4,648	765,804
General Electric Co. (a)	11,976	1,255,923
Parker-Hannifin Corp. (a)	1,206	357,688
Textron, Inc.	2,328	171,923
Trane Technologies PLC	3,190	577,167
		3,128,505

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
Office/Business Equipment — 0.2%
Zebra Technologies Corp. (a)	640	$341,728

Oil & Gas — 0.6%
Devon Energy Corp. (b)	6,203	248,616
Diamondback Energy, Inc. (a)	1,446	154,997
Hess Corp. (a) (b)	2,064	170,425
Occidental Petroleum Corp.	7,393	247,887
		821,925
Oil & Gas Services — 0.3%
Halliburton Co.	7,039	175,904
Schlumberger Ltd. -	10,022	323,310
		499,214
Packaging & Containers — 0.1%
Sealed Air Corp.	1,210	71,777

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	18,855	1,101,132
DexCom, Inc. (a)	786	489,843
Eli Lilly & Co.	5,415	1,379,525
Zoetis, Inc. (a)	3,954	854,855
		3,825,355
Pipelines — 0.2%
ONEOK, Inc. (a) (b)	4,001	254,544

Real Estate — 0.3%
CBRE Group, Inc. - Class A (a)	4,284	445,879

Retail — 5.5%
Bath & Body Works, Inc. (a)	4,802	331,770
Chipotle Mexican Grill, Inc. (a)	245	435,862
Darden Restaurants, Inc. (b)	2,212	318,838
Domino’s Pizza, Inc. (a)	295	144,246
McDonald’s Corp.	6,415	1,575,203
Starbucks Corp.	22,402	2,376,180
Target Corp. (a)	8,474	2,200,020
Yum! Brands, Inc.	4,921	614,830
		7,996,949
Semiconductors — 7.6%
Advanced Micro Devices, Inc. (a)	8,716	1,047,925
Applied Materials, Inc. (a)	9,216	1,259,366
Broadcom, Inc.	2,972	1,580,123
Microchip Technology, Inc.	4,163	308,437
Monolithic Power Systems, Inc.	350	183,911
NVIDIA Corp. (a)	18,349	4,691,289
NXP Semiconductors NV (a)	2,177	437,272
Texas Instruments, Inc.	6,735	1,262,678
Xilinx, Inc.	1,832	329,760
		11,100,761

	Shares	Value
Software — 10.6%
Adobe, Inc. (a)	3,640	$2,367,310
ANSYS, Inc. (a)	659	250,143
Autodesk, Inc. (a)	1,845	585,990
Cadence Design System, Inc. (a)	2,177	376,861
Citrix Systems, Inc.	852	80,710
Intuit, Inc. (b)	4,511	2,823,841
Microsoft Corp. (a)	12,539	4,158,183
MSCI, Inc.	762	506,639
Oracle Corp.	14,911	1,430,561
Paychex, Inc.	5,965	735,365
Paycom Software, Inc. (a)	430	235,576
PTC, Inc. (a) (b)	785	99,970
ServiceNow, Inc. (a)	1,738	1,212,707
Synopsys, Inc. (a)	1,077	358,835
Tyler Technologies, Inc. (a)	296	160,793
		15,383,484
Telecommunications — 0.5%
Motorola Solutions, Inc. (b)	2,988	742,787

Textiles — 0.1%
Mohawk Industries, Inc. (a)	790	139,996

Transportation — 0.4%
Expeditors International of Washington, Inc. (a)	1,616	199,188
FedEx Corp.	1,908	449,391
		648,579
TOTAL COMMON STOCKS (Cost $131,090,630)		140,569,252

REAL ESTATE INVESTMENT TRUSTS — 3.5%
American Tower Corp.	3,743	1,055,414
Crown Castle International Corp.	3,452	622,396
Equinix, Inc. (b)	650	544,095
Extra Space Storage, Inc.	1,562	308,292
Host Hotels & Resorts, Inc. (a)	5,902	99,331
Mid-America Apartment Communities, Inc.	1,407	287,323
Public Storage	2,887	959,004
SBA Communications Corp. (a)	995	343,603
Simon Property Group, Inc. (b)	5,197	761,776
UDR, Inc.	2,217	123,110
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,880,444)		5,104,344

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$180,569	$180,569
TOTAL SHORT-TERM INVESTMENTS (Cost $180,569)		180,569

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	14,937,333	14,937,333
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,937,333)		14,937,333

Total Investments (Cost $151,088,976) — 110.2%		160,791,498
Liabilities in Excess of Other Assets — (10.2)%		(14,949,197)
TOTAL NET ASSETS — 100.0%		$145,842,301

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $14,646,070 or 10.0% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Agriculture — 1.2%
Darling Ingredients, Inc. (a)	308	$26,032

Apparel — 1.0%
NIKE, Inc. - Class B	134	22,417

Auto Manufacturers — 1.5%
Tesla Motors, Inc. (a)	30	33,420

Auto Parts & Equipment — 3.3%
Adient PLC (a)	579	24,098
BorgWarner, Inc.	508	22,895
Visteon Corp. (a)	222	25,126
		72,119
Biotechnology — 2.8%
Bio-Rad Laboratories, Inc. - Class A (a)	27	21,456
Halozyme Therapeutics, Inc. (a) (b)	528	20,101
Illumina, Inc. (a)	47	19,508
		61,065
Building Materials — 1.0%
Johnson Controls International PLC	290	21,277

Chemicals — 5.9%
FMC Corp.	222	20,204
Ingevity Corp. (a)	295	22,984
International Flavors & Fragrances, Inc.	147	21,675
Linde PLC	70	22,344
Sensient Technologies Corp.	239	22,848
The Chemours Co.	698	19,558
		129,613
Commercial Services — 1.7%
PayPal Holdings, Inc. (a)	76	17,677
The Brink’s Co. (b)	296	20,388
		38,065
Computers — 6.0%
Accenture PLC - Class A	64	22,963
Apple, Inc.	148	22,170
Fortinet, Inc. (a) (b)	70	23,544
Genpact Ltd. (b)	435	21,467
Hewlett Packard Enterprise Co.	1,521	22,283
Lumentum Holdings, Inc. (a)	256	21,141
		133,568
Cosmetics/Personal Care — 0.9%
The Estee Lauder Cos., Inc.	65	21,081

	Shares	Value
Distribution/Wholesale — 1.1%
LKQ Corp. (a) (b)	429	$23,629

Electrical Components & Equipment — 2.0%
Littelfuse, Inc. (b)	80	23,564
Universal Display Corp.	109	19,969
		43,533
Electronics — 6.3%
Agilent Technologies, Inc.	123	19,371
Allegion PLC	149	19,117
Garmin Ltd.	126	18,094
Jabil, Inc.	346	20,746
Keysight Technologies, Inc. (a)	121	21,782
Mettler-Toledo International, Inc. (a)	14	20,732
Vishay Intertechnology, Inc. (b)	1,044	20,066
		139,908
Healthcare-Products — 9.3%
Abbott Laboratories	169	21,783
Align Technology, Inc. (a)	30	18,731
Danaher Corp.	67	20,889
LivaNova PLC (a)	263	20,177
PerkinElmer, Inc.	116	20,519
Repligen Corp. (a)	74	21,497
STAAR Surgical Co. (a) (b)	148	17,532
The Cooper Cos., Inc.	48	20,012
Thermo Fisher Scientific, Inc.	38	24,057
West Pharmaceutical Services, Inc. (b)	47	20,204
		205,401
Healthcare-Services — 1.0%
IQVIA Holdings, Inc. (a)	84	21,959

Household Products/Wares — 0.9%
Avery Dennison Corp.	97	21,119

Internet — 4.1%
Alphabet, Inc. - Class A (a)	8	23,687
Meta Platforms, Inc. - Class A (a)	57	18,444
Mimecast Ltd. (a)	311	23,462
Netflix, Inc. (a)	36	24,851
		90,444
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	107	21,829

Machinery-Diversified — 5.9%
AGCO Corp.	170	20,776
Cognex Corp.	249	21,810
Ingersoll Rand, Inc. (a)	398	21,397
Nordson Corp.	90	22,879
Westinghouse Air Brake Technologies Corp.	243	22,047

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Machinery-Diversified — 5.9% (Continued)
Xylem, Inc.	164	$21,417
		130,326
Mining — 2.9%
Freeport-McMoRan, Inc.	613	23,122
Newmont Goldcorp Corp.	382	20,628
Royal Gold, Inc. (b)	200	19,804
		63,554
Miscellaneous Manufacturing — 2.9%
Donaldson Co., Inc.	365	21,904
General Electric Co.	216	22,652
Trane Technologies PLC	114	20,626
		65,182
Office/Business Equipment — 0.9%
Zebra Technologies Corp. (a) (b)	37	19,756

Oil & Gas — 3.7%
APA Corp.	1,164	30,508
Chevron Corp.	226	25,875
Exxon Mobil Corp.	395	25,466
		81,849
Oil & Gas Services — 1.3%
Halliburton Co. (b)	1,115	27,864

Packaging & Containers — 0.9%
AptarGroup, Inc.	173	20,895

Retail — 0.9%
Domino’s Pizza, Inc. (b)	43	21,026

Semiconductors — 19.1%
Advanced Micro Devices, Inc. (a)	207	24,888
Amkor Technology, Inc. (b)	784	17,185
Analog Devices, Inc.	128	22,207
Applied Materials, Inc.	159	21,727
Broadcom, Inc.	44	23,393
Brooks Automation, Inc.	237	27,599
Cirrus Logic, Inc. (a)	251	20,283
CMC Materials, Inc. (b)	166	21,309
KLA Corp.	62	23,111
Lam Research Corp.	36	20,289
Lattice Semiconductor Corp. (a) (b)	347	24,096
Microchip Technology, Inc.	276	20,449
Micron Technology, Inc.	288	19,901
MKS Instruments, Inc.	147	22,057
Monolithic Power Systems, Inc. (b)	44	23,120
NVIDIA Corp.	97	24,800
NXP Semiconductors NV	103	20,689
Qorvo, Inc. (a)	121	20,356

	Shares	Value
Semiconductors — 19.1% (Continued)
Teradyne, Inc. (b)	180	$24,883
		422,342
Software — 8.3%
Aspen Technology, Inc. (a)	169	26,481
Autodesk, Inc. (a)	77	24,456
Cadence Design System, Inc. (a)	130	22,504
Fair Isaac Corp. (a)	48	19,114
Microsoft Corp.	74	24,540
MSCI, Inc.	33	21,941
PTC, Inc. (a)	173	22,031
Synopsys, Inc. (a)	65	21,657
		182,724
Telecommunications — 1.1%
Arista Networks, Inc. (a) (b)	62	25,401

Toys/Games/Hobbies — 1.0%
Hasbro, Inc.	222	21,259
TOTAL COMMON STOCKS (Cost $2,045,501)		2,208,657

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,319	1,319
TOTAL SHORT-TERM INVESTMENTS (Cost $1,319)		1,319

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	390,955	$390,955
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $390,955)		390,955

Total Investments (Cost $2,437,775) — 117.7%		2,600,931
Liabilities in Excess of Other Assets — (17.7)%		(391,256)
TOTAL NET ASSETS — 100.0%		$2,209,675

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $382,041 or 17.3% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.4%
Advertising — 0.1%
Omnicom Group, Inc.	11	$749
The Interpublic Group of Cos., Inc.	20	731
		1,480
Aerospace/Defense — 1.3%
General Dynamics Corp.	12	2,433
Howmet Aerospace, Inc.	19	564
L3Harris Technologies, Inc.	10	2,305
Lockheed Martin Corp.	12	3,988
Northrop Grumman Corp.	8	2,858
Raytheon Technologies Corp.	76	6,753
Teledyne Technologies, Inc. (a)	2	898
The Boeing Co. (a)	28	5,797
TransDigm Group, Inc. (a)	3	1,872
		27,468
Agriculture — 0.6%
Altria Group, Inc.	93	4,102
Archer-Daniels-Midland Co.	28	1,799
Philip Morris International, Inc.	78	7,374
		13,275
Airlines — 0.2%
Alaska Air Group, Inc. (a)	6	317
American Airlines Group, Inc. (a)	32	615
Delta Air Lines, Inc. (a)	32	1,252
Southwest Airlines Co. (a)	30	1,418
United Airlines Holdings, Inc. (a)	16	738
		4,340
Apparel — 0.7%
Hanesbrands, Inc.	18	307
NIKE, Inc. - Class B	64	10,706
PVH Corp. (a)	4	437
Ralph Lauren Corp.	2	254
Tapestry, Inc.	14	546
Under Armour, Inc. - Class A (a)	9	198
Under Armour, Inc. - Class C (a)	10	189
VF Corp.	16	1,166
		13,803
Auto Manufacturers — 2.7%
Cummins, Inc.	7	1,679
Ford Motor Co. (a)	197	3,365
General Motors Co. (a)	73	3,973
PACCAR, Inc.	17	1,524
Tesla Motors, Inc. (a)	41	45,674
		56,215
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	14	2,420
BorgWarner, Inc.	12	541
		2,961

	Shares	Value
Banks — 5.0%
Bank of America Corp.	371	$17,726
Citigroup, Inc.	102	7,054
Citizens Financial Group, Inc.	21	995
Comerica, Inc.	7	596
Fifth Third Bancorp	35	1,524
First Republic Bank	9	1,947
Huntington Bancshares, Inc.	74	1,165
JPMorgan Chase & Co.	150	25,483
KeyCorp.	48	1,117
M&T Bank Corp.	6	883
Morgan Stanley	73	7,503
Northern Trust Corp.	10	1,230
Regions Financial Corp.	48	1,137
State Street Corp.	17	1,675
SVB Financial Group (a)	3	2,152
The Bank of New York Mellon Corp.	40	2,368
The Goldman Sachs Group, Inc.	17	7,027
The PNC Financial Services Group, Inc.	21	4,432
Truist Financial Corp.	67	4,252
US Bancorp	68	4,105
Wells Fargo & Co.	206	10,539
Zions Bancorp	8	504
		105,414
Beverages — 1.3%
Brown-Forman Corp. - Class B	9	611
Constellation Brands, Inc. - Class A	8	1,735
Molson Coors Brewing Co. - Class B	9	397
Monster Beverage Corp. (a)	19	1,615
PepsiCo, Inc.	69	11,150
The Coca-Cola Co.	195	10,992
		26,500
Biotechnology — 1.4%
Amgen, Inc.	28	5,795
Biogen, Inc. (a)	7	1,867
Bio-Rad Laboratories, Inc. - Class A (a)	1	795
Corteva, Inc.	37	1,596
Gilead Sciences, Inc.	63	4,087
Illumina, Inc. (a)	7	2,905
Incyte Corp. (a)	9	603
Moderna, Inc. (a)	18	6,214
Regeneron Pharmaceuticals, Inc. (a)	5	3,200
Vertex Pharmaceuticals, Inc. (a)	13	2,404
		29,466
Building Materials — 0.4%
Carrier Global Corp.	44	2,298
Fortune Brands Home & Security, Inc.	7	710

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.4% (Continued)
Building Materials — 0.4% (Continued)
Johnson Controls International PLC	36	$2,641
Martin Marietta Materials, Inc.	3	1,178
Masco Corp.	12	787
Vulcan Materials Co.	7	1,331
		8,945
Chemicals — 1.5%
Air Products & Chemicals, Inc.	11	3,298
Albemarle Corp.	6	1,503
Celanese Corp.	6	969
CF Industries Holdings, Inc.	11	625
Dow, Inc.	37	2,071
DuPont de Nemours, Inc.	26	1,809
Eastman Chemical Co.	7	728
Ecolab, Inc.	12	2,667
FMC Corp.	6	546
International Flavors & Fragrances, Inc.	12	1,769
Linde PLC	26	8,299
LyondellBasell Industries NV	13	1,207
Mosaic Co.	17	707
PPG Industries, Inc.	12	1,927
The Sherwin-Williams Co.	12	3,799
		31,924
Commercial Services — 2.1%
Automatic Data Processing, Inc.	21	4,714
Cintas Corp.	4	1,732
Equifax, Inc.	6	1,665
FleetCor Technologies, Inc. (a)	4	990
Gartner, Inc. (a)	4	1,328
Global Payments, Inc.	15	2,145
IHS Markit Ltd.	20	2,614
MarketAxess Holdings, Inc.	2	817
Moody’s Corp.	8	3,233
Nielsen Holdings PLC	18	365
PayPal Holdings, Inc. (a)	59	13,723
Quanta Services, Inc.	7	849
Robert Half International, Inc.	6	678
Rollins, Inc.	11	388
S&P Global, Inc.	12	5,690
United Rentals, Inc. (a)	4	1,516
Verisk Analytics, Inc.	8	1,682
		44,129
Computers — 6.9%
Accenture PLC - Class A	32	11,481
Apple, Inc.	788	118,042
Cognizant Technology Solutions Corp.	26	2,030
DXC Technology Co. (a)	13	424

	Shares	Value
Computers — 6.9% (Continued)
Fortinet, Inc. (a)	7	$2,354
Hewlett Packard Enterprise Co.	66	967
HP, Inc.	60	1,820
International Business Machines Corp.	45	5,630
Leidos Holdings, Inc.	7	700
NetApp, Inc.	11	982
Seagate Technology Holdings PLC	11	980
Western Digital Corp. (a)	15	784
		146,194
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	42	3,200
The Estee Lauder Cos., Inc.	12	3,892
The Procter & Gamble Co.	122	17,445
		24,537
Distribution/Wholesale — 0.3%
Copart, Inc. (a)	11	1,708
Fastenal Co.	29	1,656
LKQ Corp. (a)	14	771
Pool Corp.	2	1,030
W.W. Grainger, Inc.	2	926
		6,091
Diversified Financial Services — 3.5%
American Express Co.	32	5,561
Ameriprise Financial, Inc.	6	1,813
BlackRock, Inc.	7	6,604
Capital One Financial Corp.	22	3,323
Cboe Global Markets, Inc.	5	660
CME Group, Inc.	18	3,970
Discover Financial Services	15	1,700
Franklin Resources, Inc.	14	441
Intercontinental Exchange, Inc.	28	3,877
Invesco Ltd.	17	432
MasterCard, Inc. - Class A	44	14,763
Nasdaq, Inc.	6	1,259
Raymond James Financial, Inc.	9	887
Synchrony Financial	29	1,347
T Rowe Price Group, Inc.	11	2,386
The Charles Schwab Corp.	75	6,152
The Western Union Co.	20	364
Visa, Inc. - Class A	85	18,000
		73,539
Electric — 2.1%
Alliant Energy Corp.	13	736
Ameren Corp.	13	1,096
American Electric Power Co., Inc.	25	2,118
CenterPoint Energy, Inc.	30	781
CMS Energy Corp.	15	905
Consolidated Edison, Inc.	18	1,357

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.4% (Continued)
Electric — 2.1% (Continued)
Dominion Energy, Inc.	41	$3,113
DTE Energy Co.	10	1,134
Duke Energy Corp.	39	3,979
Edison International	19	1,196
Entergy Corp.	10	1,030
Evergy, Inc.	12	765
Eversource Energy	17	1,443
Exelon Corp.	49	2,606
FirstEnergy Corp.	27	1,040
NextEra Energy, Inc.	98	8,362
NRG Energy, Inc.	12	479
Pinnacle West Capital Corp.	6	387
PPL Corp.	39	1,123
Public Service Enterprise Group, Inc.	25	1,595
Sempra Energy	16	2,042
Southern Co.	53	3,303
The AES Corp.	33	829
WEC Energy Group, Inc.	16	1,441
Xcel Energy, Inc.	27	1,744
		44,604
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	12	1,589
Emerson Electric Co.	30	2,910
Generac Holdings, Inc. (a)	3	1,496
		5,995
Electronics — 1.1%
Agilent Technologies, Inc.	15	2,362
Allegion PLC	4	513
Amphenol Corp.	30	2,303
Fortive Corp.	18	1,363
Garmin Ltd.	8	1,149
Honeywell International, Inc.	35	7,652
Keysight Technologies, Inc. (a)	9	1,620
Mettler-Toledo International, Inc. (a)	1	1,481
TE Connectivity Ltd.	16	2,336
Trimble, Inc. (a)	13	1,136
Waters Corp. (a)	3	1,102
		23,017
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	7	1,621

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	7	983

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	11	1,204
Live Nation Entertainment, Inc. (a)	7	708

	Shares	Value
Entertainment — 0.1% (Continued)
Penn National Gaming, Inc. (a)	8	$573
		2,485
Environmental Control — 0.2%
Pentair PLC	8	592
Republic Services, Inc.	11	1,481
Waste Management, Inc.	19	3,044
		5,117
Food — 0.8%
Campbell Soup Co.	10	400
Conagra Brands, Inc.	24	773
General Mills, Inc.	30	1,854
Hormel Foods Corp.	14	592
Kellogg Co.	13	797
Lamb Weston Holdings, Inc.	7	395
McCormick & Co., Inc.	13	1,043
Mondelez International, Inc.	70	4,252
Sysco Corp.	26	1,999
The Hershey Co.	7	1,227
The JM Smucker Co.	5	614
The Kraft Heinz Co.	34	1,220
The Kroger Co.	34	1,361
Tyson Foods, Inc. - Class A	15	1,200
		17,727
Forest Products & Paper — 0.1%
International Paper Co.	20	993
Sylvamo Corp. (a)	1	23
		1,016
Gas — 0.1%
Atmos Energy Corp.	7	645
NiSource, Inc.	20	493
		1,138
Hand/Machine Tools — 0.1%
Snap-On, Inc.	3	610
Stanley Black & Decker, Inc.	8	1,438
		2,048
Healthcare-Products — 3.8%
Abbott Laboratories	89	11,471
ABIOMED, Inc. (a)	2	664
Align Technology, Inc. (a)	4	2,498
Baxter International, Inc.	25	1,974
Bio-Techne Corp.	2	1,047
Boston Scientific Corp. (a)	71	3,062
Danaher Corp.	32	9,977
DENTSPLY SIRONA, Inc.	11	629
Edwards Lifesciences Corp. (a)	31	3,714
Henry Schein, Inc. (a)	7	535
Hologic, Inc. (a)	13	953
IDEXX Laboratories, Inc. (a)	4	2,665
Intuitive Surgical, Inc. (a)	18	6,500

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.4% (Continued)
Healthcare-Products — 3.8% (Continued)
Medtronic PLC	67	$8,031
PerkinElmer, Inc.	6	1,061
ResMed, Inc.	7	1,840
STERIS PLC	5	1,169
Stryker Corp.	17	4,523
Teleflex, Inc.	2	714
The Cooper Cos., Inc.	2	834
Thermo Fisher Scientific, Inc.	20	12,661
West Pharmaceutical Services, Inc.	4	1,720
Zimmer Biomet Holdings, Inc.	10	1,431
		79,673
Healthcare-Services — 2.0%
Anthem, Inc.	12	5,222
Catalent, Inc. (a)	9	1,241
Centene Corp. (a)	29	2,066
Charles River Laboratories International, Inc. (a)	3	1,346
DaVita, Inc. (a)	3	310
HCA Healthcare, Inc.	12	3,005
Humana, Inc.	6	2,779
IQVIA Holdings, Inc. (a)	10	2,614
Laboratory Corp. of American Holdings (a)	5	1,435
Quest Diagnostics, Inc.	6	881
UnitedHealth Group, Inc.	47	21,642
Universal Health Services, Inc. - Class B	4	496
		43,037
Home Builders — 0.2%
DR Horton, Inc.	16	1,428
Lennar Corp. - Class A	14	1,399
PulteGroup, Inc.	13	625
		3,452
Home Furnishings — 0.1%
Leggett & Platt, Inc.	7	328
Whirlpool Corp.	3	633
		961
Household Products/Wares — 0.2%
Avery Dennison Corp.	4	871
Church & Dwight Co., Inc.	12	1,048
Kimberly-Clark Corp.	17	2,202
The Clorox Co.	6	978
		5,099
Housewares — 0.0% (b)
Newell Brands, Inc.	19	435

Insurance — 3.0%
Aflac, Inc.	31	1,664

	Shares	Value
Insurance — 3.0% (Continued)
American International Group, Inc.	43	$2,541
Aon PLC	11	3,519
Arthur J Gallagher & Co.	10	1,677
Assurant, Inc.	3	484
Berkshire Hathaway, Inc. - Class B (a)	93	26,692
Brown & Brown, Inc.	12	757
Chubb Ltd.	22	4,298
Cincinnati Financial Corp.	8	971
Everest Re Group Ltd.	2	523
Globe Life, Inc.	5	445
Lincoln National Corp.	9	649
Loews Corp.	10	561
Marsh & McLennan Cos., Inc.	25	4,170
MetLife, Inc.	37	2,324
Principal Financial Group, Inc.	13	872
Prudential Financial, Inc.	19	2,091
The Allstate Corp.	15	1,855
The Hartford Financial Services Group, Inc.	17	1,240
The Progressive Corp.	29	2,752
The Travelers Cos., Inc.	13	2,091
W R Berkley Corp.	7	557
Willis Towers Watson PLC	6	1,454
		64,187
Internet — 11.0%
Alphabet, Inc. - Class A (a)	15	44,414
Alphabet, Inc. - Class C (a)	14	41,516
Amazon.com, Inc. (a)	22	74,193
Booking Holdings, Inc. (a)	2	4,842
CDW Corp.	7	1,307
eBay, Inc.	33	2,532
Etsy, Inc. (a)	6	1,504
Expedia Group, Inc. (a)	7	1,151
F5 Networks, Inc. (a)	3	633
Match Group, Inc. (a)	14	2,111
Meta Platforms, Inc. - Class A (a)	120	38,828
Netflix, Inc. (a)	22	15,187
NortonLifeLock, Inc.	29	738
Twitter, Inc. (a)	40	2,142
VeriSign, Inc. (a)	5	1,113
		232,211
Iron/Steel — 0.1%
Nucor Corp.	15	1,675

Leisure Time — 0.1%
Carnival Corp. (a)	40	886
Norwegian Cruise Line Holdings Ltd. (a)	19	489

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.4% (Continued)
Leisure Time — 0.1% (Continued)
Royal Caribbean Cruises Ltd. (a)	11	$929
		2,304
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	14	2,016
Las Vegas Sands Corp. (a)	17	660
Marriott International, Inc. (a)	14	2,240
MGM Resorts International	20	943
Wynn Resorts Ltd. (a)	5	449
		6,308
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	27	5,508

Machinery-Diversified — 0.6%
Deere & Co.	14	4,792
Dover Corp.	7	1,184
IDEX Corp.	4	890
Ingersoll Rand, Inc. (a)	20	1,075
Otis Worldwide Corp.	21	1,687
Rockwell Automation, Inc.	6	1,916
Westinghouse Air Brake Technologies Corp.	9	817
Xylem, Inc.	9	1,175
		13,536
Media — 1.7%
Charter Communications, Inc. - Class A (a)	6	4,049
Comcast Corp. - Class A	230	11,829
Discovery, Inc. - Class A (a)	8	188
Discovery, Inc. - Class C (a)	15	338
DISH Network Corp. - Class A (a)	12	493
Fox Corp. - Class A	16	636
Fox Corp. - Class B	7	259
News Corp. - Class A	20	458
News Corp. - Class B	6	135
The Walt Disney Co. (a)	91	15,385
ViacomCBS, Inc. - Class B	30	1,087
		34,857
Mining — 0.2%
Freeport-McMoRan, Inc.	74	2,791
Newmont Goldcorp Corp.	40	2,160
		4,951
Miscellaneous Manufacturing — 1.1%
3M Co.	29	5,182
A O Smith Corp.	7	512
Eaton Corp. PLC	20	3,295
General Electric Co.	55	5,768
Illinois Tool Works, Inc.	14	3,190
Parker-Hannifin Corp.	6	1,780

	Shares	Value
Miscellaneous Manufacturing — 1.1% (Continued)
Textron, Inc.	11	$812
Trane Technologies PLC	12	2,171
		22,710
Office/Business Equipment — 0.1%
Zebra Technologies Corp. (a)	3	1,602

Oil & Gas — 2.2%
APA Corp.	19	498
Chevron Corp.	97	11,105
ConocoPhillips	67	4,991
Coterra Energy, Inc.	20	426
Devon Energy Corp.	32	1,282
Diamondback Energy, Inc.	9	965
EOG Resources, Inc.	29	2,681
Exxon Mobil Corp.	212	13,668
Hess Corp.	14	1,156
Marathon Oil Corp.	40	653
Marathon Petroleum Corp.	32	2,110
Occidental Petroleum Corp.	45	1,509
Phillips 66	22	1,645
Pioneer Natural Resources Co.	11	2,057
Valero Energy Corp.	21	1,624
		46,370
Oil & Gas Services — 0.2%
Baker Hughes Co.	42	1,053
Halliburton Co.	45	1,125
Schlumberger Ltd.	70	2,258
		4,436
Packaging & Containers — 0.2%
Amcor PLC	77	929
Ball Corp.	16	1,464
Packaging Corp. of America	5	687
Sealed Air Corp.	8	475
Westrock Co.	13	625
		4,180
Pharmaceuticals — 4.6%
AbbVie, Inc.	89	10,206
AmerisourceBergen Corp.	8	976
Becton Dickinson and Co.	14	3,354
Bristol-Myers Squibb Co.	111	6,483
Cardinal Health, Inc.	15	717
Cigna Corp.	17	3,631
CVS Health Corp.	66	5,893
DexCom, Inc. (a)	5	3,116
Eli Lilly & Co.	40	10,190
Johnson & Johnson	132	21,500
McKesson Corp.	8	1,663
Merck & Co., Inc.	127	11,182
Organon & Co.	13	478

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.4% (Continued)
Pharmaceuticals — 4.6% (Continued)
Pfizer, Inc.	281	$12,291
Viatris, Inc.	61	814
Zoetis, Inc.	24	5,189
		97,683
Pipelines — 0.2%
Kinder Morgan, Inc.	98	1,642
ONEOK, Inc.	22	1,400
Williams Cos., Inc.	61	1,713
		4,755
Real Estate — 0.1%
CBRE Group, Inc. (a)	17	1,769

Retail — 4.7%
Advance Auto Parts, Inc.	3	677
AutoZone, Inc. (a)	1	1,785
Bath & Body Works, Inc. (a)	13	898
Best Buy Co., Inc.	11	1,345
CarMax, Inc. (a)	8	1,095
Chipotle Mexican Grill, Inc. (a)	1	1,779
Costco Wholesale Corp.	22	10,814
Darden Restaurants, Inc.	7	1,009
Dollar General Corp.	12	2,658
Dollar Tree, Inc. (a)	12	1,293
Domino’s Pizza, Inc.	2	978
Genuine Parts Co.	7	918
Lowe’s Cos., Inc.	35	8,184
McDonald’s Corp.	37	9,085
O’Reilly Automotive, Inc. (a)	3	1,867
Ross Stores, Inc.	18	2,038
Starbucks Corp.	59	6,258
Target Corp.	25	6,490
The Gap, Inc.	11	250
The Home Depot, Inc.	53	19,702
The TJX Cos., Inc.	61	3,995
Tractor Supply Co.	6	1,303
Ulta Beauty, Inc. (a)	3	1,102
Walgreens Boots Alliance, Inc.	36	1,693
Walmart, Inc.	72	10,758
Yum! Brands, Inc.	15	1,874
		99,848
Savings & Loans — 0.0% (b)
People’s United Financial, Inc.	21	360

Semiconductors — 5.2%
Advanced Micro Devices, Inc. (a)	61	7,334
Analog Devices, Inc.	27	4,684
Applied Materials, Inc.	46	6,286
Broadcom, Inc.	21	11,165

	Shares	Value
Semiconductors — 5.2% (Continued)
Intel Corp.	204	$9,996
IPG Photonics Corp. (a)	2	318
KLA Corp.	8	2,982
Lam Research Corp.	7	3,945
Microchip Technology, Inc.	28	2,075
Micron Technology, Inc.	56	3,870
Monolithic Power Systems, Inc.	2	1,051
NVIDIA Corp.	125	31,959
NXP Semiconductors NV	13	2,611
Qorvo, Inc. (a)	6	1,009
QUALCOMM, Inc.	57	7,583
Skyworks Solutions, Inc.	8	1,337
Teradyne, Inc.	8	1,106
Texas Instruments, Inc.	46	8,624
Xilinx, Inc.	12	2,160
		110,095
Shipbuilding — 0.0% (b)
Huntington Ingalls Industries, Inc.	2	405

Software — 10.3%
Activision Blizzard, Inc.	39	3,049
Adobe, Inc. (a)	24	15,609
Akamai Technologies, Inc. (a)	8	844
ANSYS, Inc. (a)	4	1,518
Autodesk, Inc. (a)	11	3,494
Broadridge Financial Solutions, Inc.	6	1,070
Cadence Design System, Inc. (a)	14	2,424
Ceridian HCM Holding, Inc. (a)	7	877
Cerner Corp.	15	1,114
Citrix Systems, Inc.	6	568
Electronic Arts, Inc.	14	1,963
Fidelity National Information Services, Inc.	31	3,433
Fiserv, Inc. (a)	30	2,955
Intuit, Inc.	14	8,764
Jack Henry & Associates, Inc.	4	666
Microsoft Corp.	377	125,021
MSCI, Inc.	4	2,660
Oracle Corp.	83	7,963
Paychex, Inc.	16	1,972
Paycom Software, Inc. (a)	2	1,096
PTC, Inc. (a)	5	637
Roper Technologies, Inc.	5	2,439
salesforce.com, Inc. (a)	49	14,685
ServiceNow, Inc. (a)	10	6,978
Synopsys, Inc. (a)	8	2,665
Take-Two Interactive Software, Inc. (a)	6	1,086

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.4% (Continued)
Software — 10.3% (Continued)
Tyler Technologies, Inc. (a)	2	$1,086
		216,636
Telecommunications — 1.9%
Arista Networks, Inc. (a)	3	1,229
AT&T, Inc.	358	9,043
Cisco Systems, Inc.	211	11,810
Corning, Inc.	39	1,387
Juniper Networks, Inc.	16	472
Lumen Technologies, Inc.	50	593
Motorola Solutions, Inc.	8	1,989
T-Mobile US, Inc. (a)	29	3,336
Verizon Communications, Inc.	208	11,022
		40,881
Textiles — 0.0% (b)
Mohawk Industries, Inc. (a)	3	532

Toys/Games/Hobbies — 0.0% (b)
Hasbro, Inc.	6	575

Transportation — 1.5%
CH Robinson Worldwide, Inc.	7	679
CSX Corp.	113	4,087
Expeditors International of Washington, Inc.	9	1,109
FedEx Corp.	12	2,826
JB Hunt Trasport Services, Inc.	4	789
Kansas City Southern	5	1,551
Norfolk Southern Corp.	12	3,517
Old Dominion Freight Line, Inc.	5	1,707
Union Pacific Corp.	33	7,966
United Parcel Service, Inc. - Class B	37	7,899
		32,130
Water — 0.1%
American Water Works Co., Inc.	9	1,568
TOTAL COMMON STOCKS (Cost $1,814,327)		1,906,761

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexandria Real Estate Equities, Inc.	7	1,429
American Tower Corp.	23	6,485
AvalonBay Communities, Inc.	7	1,657
Boston Properties, Inc.	7	795
Crown Castle International Corp.	22	3,967
Digital Realty Trust, Inc.	14	2,209
Duke Realty Corp.	19	1,069
Equinix, Inc.	5	4,185
Equity Residential	17	1,469
Essex Property Trust, Inc.	3	1,020

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.4% (Continued)
Extra Space Storage, Inc.	7	$1,382
Federal Realty Investment Trust	4	481
Healthpeak Properties, Inc.	27	959
Host Hotels & Resorts, Inc. (a)	36	606
Iron Mountain, Inc.	15	685
Kimco Realty Corp.	31	701
Mid-America Apartment Communities, Inc.	6	1,225
Prologis, Inc.	37	5,364
Public Storage	8	2,657
Realty Income Corp.	20	1,429
Regency Centers Corp.	8	563
SBA Communications Corp.	5	1,727
Simon Property Group, Inc.	16	2,345
UDR, Inc.	14	777
Ventas, Inc.	19	1,014
Vornado Realty Trust	8	341
Welltower, Inc.	21	1,688
Weyerhaeuser Co.	38	1,357
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,367)		49,586

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Money Market Deposit Accounts — 2.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$48,557	48,557
TOTAL SHORT-TERM INVESTMENTS (Cost $48,557)		48,557

Total Investments (Cost $1,911,251) — 95.1%		2,004,904
Other Assets in Excess of Liabilities — 4.9%		103,372
TOTAL NET ASSETS — 100.0%		$2,108,276

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2021 (Unaudited)

Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/17/2021	$59,750	$86
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	63,250	1,036
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	66,150	2,136
					$3,258

(a)	Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.2%
Advertising — 0.1%
Omnicom Group, Inc.	124	$8,442
The Interpublic Group of Cos., Inc.	236	8,630
		17,072
Aerospace/Defense — 1.2%
General Dynamics Corp.	140	28,385
Howmet Aerospace, Inc.	233	6,918
L3Harris Technologies, Inc.	120	27,665
Lockheed Martin Corp.	145	48,186
Northrop Grumman Corp.	91	32,507
Raytheon Technologies Corp.	892	79,263
Teledyne Technologies, Inc. (a)	26	11,680
The Boeing Co. (a)	330	68,320
TransDigm Group, Inc. (a)	28	17,467
		320,391
Agriculture — 0.6%
Altria Group, Inc.	1,088	47,992
Archer-Daniels-Midland Co.	333	21,392
Philip Morris International, Inc.	919	86,882
		156,266
Airlines — 0.2%
Alaska Air Group, Inc. (a)	73	3,854
American Airlines Group, Inc. (a)	384	7,373
Delta Air Lines, Inc. (a)	381	14,909
Southwest Airlines Co. (a)	354	16,737
United Airlines Holdings, Inc. (a)	192	8,859
		51,732
Apparel — 0.6%
Hanesbrands, Inc.	210	3,578
NIKE, Inc. - Class B	762	127,475
PVH Corp. (a)	44	4,811
Ralph Lauren Corp.	27	3,434
Tapestry, Inc.	166	6,471
Under Armour, Inc. - Class A (a)	115	2,525
Under Armour, Inc. - Class C (a)	122	2,303
VF Corp.	193	14,066
		164,663
Auto Manufacturers — 2.6%
Cummins, Inc.	89	21,346
Ford Motor Co. (a)	2,329	39,779
General Motors Co. (a)	862	46,919
PACCAR, Inc.	210	18,820
Tesla Motors, Inc. (a)	481	535,834
		662,698
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	163	28,181
BorgWarner, Inc.	142	6,400
		34,581

	Shares	Value
Banks — 4.8%
Bank of America Corp.	4,394	$209,945
Citigroup, Inc.	1,202	83,130
Citizens Financial Group, Inc.	257	12,177
Comerica, Inc.	76	6,467
Fifth Third Bancorp	409	17,804
First Republic Bank	101	21,849
Huntington Bancshares, Inc.	871	13,709
JPMorgan Chase & Co.	1,774	301,385
KeyCorp.	571	13,287
M&T Bank Corp.	74	10,887
Morgan Stanley	865	88,905
Northern Trust Corp.	122	15,011
Regions Financial Corp.	570	13,498
State Street Corp.	198	19,513
SVB Financial Group (a)	30	21,522
The Bank of New York Mellon Corp.	474	28,061
The Goldman Sachs Group, Inc.	196	81,017
The PNC Financial Services Group, Inc.	247	52,124
Truist Financial Corp.	792	50,268
US Bancorp	797	48,115
Wells Fargo & Co.	2,431	124,370
Zions Bancorp	96	6,047
		1,239,091
Beverages — 1.2%
Brown-Forman Corp. - Class B	113	7,672
Constellation Brands, Inc. - Class A	98	21,247
Molson Coors Brewing Co. - Class B	115	5,070
Monster Beverage Corp. (a)	220	18,700
PepsiCo, Inc.	818	132,189
The Coca-Cola Co.	2,305	129,933
		314,811
Biotechnology — 1.4%
Amgen, Inc.	337	69,749
Biogen, Inc. (a)	91	24,268
Bio-Rad Laboratories, Inc. - Class A (a)	17	13,509
Corteva, Inc.	434	18,727
Gilead Sciences, Inc.	744	48,271
Illumina, Inc. (a)	90	37,355
Incyte Corp. (a)	114	7,636
Moderna, Inc. (a)	211	72,839
Regeneron Pharmaceuticals, Inc. (a)	66	42,236
Vertex Pharmaceuticals, Inc. (a)	149	27,555
		362,145
Building Materials — 0.4%
Carrier Global Corp.	510	26,637
Fortune Brands Home & Security, Inc.	77	7,808

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.2% (Continued)
Building Materials — 0.4% (Continued)
Johnson Controls International PLC	426	$31,256
Martin Marietta Materials, Inc.	41	16,106
Masco Corp.	145	9,505
Vulcan Materials Co.	76	14,449
		105,761
Chemicals — 1.5%
Air Products & Chemicals, Inc.	126	37,776
Albemarle Corp.	70	17,533
Celanese Corp.	68	10,983
CF Industries Holdings, Inc.	124	7,043
Dow, Inc.	438	24,515
DuPont de Nemours, Inc.	310	21,576
Eastman Chemical Co.	77	8,010
Ecolab, Inc.	146	32,444
FMC Corp.	74	6,735
International Flavors & Fragrances, Inc.	146	21,528
Linde PLC	308	98,314
LyondellBasell Industries NV	161	14,944
Mosaic Co.	209	8,688
PPG Industries, Inc.	141	22,640
The Sherwin-Williams Co.	144	45,592
		378,321
Commercial Services — 2.0%
Automatic Data Processing, Inc.	246	55,224
Cintas Corp.	50	21,655
Equifax, Inc.	72	19,975
FleetCor Technologies, Inc. (a)	49	12,123
Gartner, Inc. (a)	49	16,264
Global Payments, Inc.	171	24,451
IHS Markit Ltd.	237	30,981
MarketAxess Holdings, Inc.	22	8,991
Moody’s Corp.	96	38,798
Nielsen Holdings PLC	213	4,313
PayPal Holdings, Inc. (a)	697	162,115
Quanta Services, Inc.	78	9,460
Robert Half International, Inc.	68	7,689
Rollins, Inc.	138	4,862
S&P Global, Inc.	142	67,331
United Rentals, Inc. (a)	44	16,681
Verisk Analytics, Inc.	96	20,186
		521,099
Computers — 6.7%
Accenture PLC - Class A	379	135,981
Apple, Inc.	9,307	1,394,189
Cognizant Technology Solutions Corp.	312	24,364
DXC Technology Co. (a)	147	4,788

	Shares	Value
Computers — 6.7% (Continued)
Fortinet, Inc. (a)	77	$25,898
Hewlett Packard Enterprise Co.	772	11,310
HP, Inc.	715	21,686
International Business Machines Corp.	530	66,303
Leidos Holdings, Inc.	79	7,898
NetApp, Inc.	137	12,234
Seagate Technology Holdings PLC	122	10,867
Western Digital Corp. (a)	186	9,726
		1,725,244
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	501	38,171
The Estee Lauder Cos., Inc.	140	45,406
The Procter & Gamble Co.	1,441	206,049
		289,626
Distribution/Wholesale — 0.3%
Copart, Inc. (a)	123	19,100
Fastenal Co.	339	19,350
LKQ Corp. (a)	163	8,978
Pool Corp.	24	12,364
W.W. Grainger, Inc.	25	11,578
		71,370
Diversified Financial Services — 3.4%
American Express Co.	382	66,384
Ameriprise Financial, Inc.	69	20,847
BlackRock, Inc.	89	83,968
Capital One Financial Corp.	264	39,872
Cboe Global Markets, Inc.	66	8,708
CME Group, Inc.	213	46,977
Discover Financial Services	173	19,604
Franklin Resources, Inc.	168	5,290
Intercontinental Exchange, Inc.	334	46,246
Invesco Ltd.	198	5,031
MasterCard, Inc. - Class A	511	171,451
Nasdaq, Inc.	70	14,691
Raymond James Financial, Inc.	104	10,253
Synchrony Financial	337	15,654
T Rowe Price Group, Inc.	138	29,929
The Charles Schwab Corp.	890	73,007
The Western Union Co.	241	4,391
Visa, Inc. - Class A	1,004	212,617
		874,920
Electric — 2.0%
Alliant Energy Corp.	146	8,259
Ameren Corp.	149	12,559
American Electric Power Co., Inc.	293	24,820
CenterPoint Energy, Inc.	355	9,244
CMS Energy Corp.	170	10,260
Consolidated Edison, Inc.	212	15,985

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.2% (Continued)
Electric — 2.0% (Continued)
Dominion Energy, Inc.	480	$36,446
DTE Energy Co.	116	13,149
Duke Energy Corp.	456	46,517
Edison International	221	13,908
Entergy Corp.	120	12,362
Evergy, Inc.	139	8,861
Eversource Energy	199	16,895
Exelon Corp.	578	30,744
FirstEnergy Corp.	318	12,253
NextEra Energy, Inc.	1,159	98,897
NRG Energy, Inc.	145	5,784
Pinnacle West Capital Corp.	68	4,385
PPL Corp.	456	13,133
Public Service Enterprise Group, Inc.	295	18,821
Sempra Energy	190	24,250
Southern Co.	626	39,012
The AES Corp.	390	9,801
WEC Energy Group, Inc.	188	16,931
Xcel Energy, Inc.	316	20,410
		523,686
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	139	18,404
Emerson Electric Co.	356	34,535
Generac Holdings, Inc. (a)	41	20,441
		73,380
Electronics — 1.1%
Agilent Technologies, Inc.	175	27,561
Allegion PLC	51	6,543
Amphenol Corp.	356	27,330
Fortive Corp.	213	16,126
Garmin Ltd.	92	13,211
Honeywell International, Inc.	409	89,416
Keysight Technologies, Inc. (a)	113	20,342
Mettler-Toledo International, Inc. (a)	17	25,175
TE Connectivity Ltd.	193	28,178
Trimble, Inc. (a)	147	12,843
Waters Corp. (a)	41	15,070
		281,795
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	76	17,604

Engineering & Construction — 0.0% (c)
Jacobs Engineering Group, Inc.	75	10,531

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	124	13,573
Live Nation Entertainment, Inc. (a)	75	7,586

	Shares	Value
Entertainment — 0.1% (Continued)
Penn National Gaming, Inc. (a)	93	$6,659
		27,818
Environmental Control — 0.2%
Pentair PLC	97	7,175
Republic Services, Inc.	123	16,556
Waste Management, Inc.	234	37,494
		61,225
Food — 0.8%
Campbell Soup Co.	120	4,794
Conagra Brands, Inc.	285	9,177
General Mills, Inc.	360	22,248
Hormel Foods Corp.	168	7,110
Kellogg Co.	148	9,072
Lamb Weston Holdings, Inc.	90	5,080
McCormick & Co., Inc.	146	11,714
Mondelez International, Inc.	823	49,989
Sysco Corp.	307	23,608
The Hershey Co.	90	15,781
The JM Smucker Co.	67	8,232
The Kraft Heinz Co.	402	14,428
The Kroger Co.	405	16,208
Tyson Foods, Inc. - Class A	172	13,755
		211,196
Forest Products & Paper — 0.0% (c)
International Paper Co.	235	11,672
Sylvamo Corp. (a)	0	13
		11,685
Gas — 0.1%
Atmos Energy Corp.	75	6,909
NiSource, Inc.	235	5,797
		12,706
Hand/Machine Tools — 0.1%
Snap-On, Inc.	28	5,690
Stanley Black & Decker, Inc.	96	17,254
		22,944
Healthcare-Products — 3.6%
Abbott Laboratories	1,053	135,721
ABIOMED, Inc. (a)	26	8,633
Align Technology, Inc. (a)	45	28,097
Baxter International, Inc.	293	23,135
Bio-Techne Corp.	24	12,568
Boston Scientific Corp. (a)	843	36,359
Danaher Corp.	379	118,161
DENTSPLY SIRONA, Inc.	125	7,151
Edwards Lifesciences Corp. (a)	365	43,734
Henry Schein, Inc. (a)	78	5,955
Hologic, Inc. (a)	148	10,850
IDEXX Laboratories, Inc. (a)	49	32,641
Intuitive Surgical, Inc. (a)	212	76,559

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.2% (Continued)
Healthcare-Products — 3.6% (Continued)
Medtronic PLC	795	$95,289
PerkinElmer, Inc.	68	12,028
ResMed, Inc.	90	23,662
STERIS PLC	54	12,622
Stryker Corp.	196	52,150
Teleflex, Inc.	26	9,280
The Cooper Cos., Inc.	27	11,257
Thermo Fisher Scientific, Inc.	236	149,404
West Pharmaceutical Services, Inc.	45	19,345
Zimmer Biomet Holdings, Inc.	122	17,461
		942,062
Healthcare-Services — 2.0%
Anthem, Inc.	144	62,659
Catalent, Inc. (a)	99	13,648
Centene Corp. (a)	341	24,293
Charles River Laboratories International, Inc. (a)	27	12,114
DaVita, Inc. (a)	43	4,439
HCA Healthcare, Inc.	145	36,317
Humana, Inc.	74	34,274
IQVIA Holdings, Inc. (a)	116	30,325
Laboratory Corp. of American Holdings (a)	53	15,212
Quest Diagnostics, Inc.	72	10,568
UnitedHealth Group, Inc.	556	256,021
Universal Health Services, Inc. - Class B	45	5,585
		505,455
Home Builders — 0.2%
DR Horton, Inc.	193	17,229
Lennar Corp. - Class A	164	16,389
PulteGroup, Inc.	149	7,164
		40,782
Home Furnishings — 0.1%
Leggett & Platt, Inc.	76	3,561
Whirlpool Corp.	41	8,644
		12,205
Household Products/Wares — 0.2%
Avery Dennison Corp.	49	10,668
Church & Dwight Co., Inc.	145	12,667
Kimberly-Clark Corp.	196	25,380
The Clorox Co.	72	11,737
		60,452
Housewares — 0.0% (c)
Newell Brands, Inc.	221	5,059

Insurance — 2.9%
Aflac, Inc.	363	19,482

	Shares	Value
Insurance — 2.9% (Continued)
American International Group, Inc.	506	$29,900
Aon PLC	138	44,149
Arthur J Gallagher & Co.	121	20,288
Assurant, Inc.	30	4,839
Berkshire Hathaway, Inc. - Class B (a)	1,101	315,998
Brown & Brown, Inc.	140	8,835
Chubb Ltd.	261	50,994
Cincinnati Financial Corp.	91	11,051
Everest Re Group Ltd.	24	6,276
Globe Life, Inc.	52	4,629
Lincoln National Corp.	101	7,287
Loews Corp.	120	6,728
Marsh & McLennan Cos., Inc.	295	49,206
MetLife, Inc.	432	27,130
Principal Financial Group, Inc.	146	9,795
Prudential Financial, Inc.	233	25,642
The Allstate Corp.	172	21,271
The Hartford Financial Services Group, Inc.	210	15,315
The Progressive Corp.	342	32,449
The Travelers Cos., Inc.	146	23,489
W R Berkley Corp.	78	6,209
Willis Towers Watson PLC	74	17,929
		758,891
Internet — 10.6%
Alphabet, Inc. - Class A (a)	174	515,200
Alphabet, Inc. - Class C (a)	168	498,189
Amazon.com, Inc. (a)	260	876,832
Booking Holdings, Inc. (a)	24	58,099
CDW Corp.	77	14,372
eBay, Inc.	385	29,537
Etsy, Inc. (a)	74	18,551
Expedia Group, Inc. (a)	90	14,797
F5 Networks, Inc. (a)	30	6,334
Match Group, Inc. (a)	165	24,879
Meta Platforms, Inc. - Class A (a)	1,416	458,175
Netflix, Inc. (a)	262	180,861
NortonLifeLock, Inc.	341	8,678
Twitter, Inc. (a)	476	25,485
VeriSign, Inc. (a)	53	11,802
		2,741,791
Iron/Steel — 0.1%
Nucor Corp.	171	19,092

Leisure Time — 0.1%
Carnival Corp. (a)	476	10,548
Norwegian Cruise Line Holdings Ltd. (a)	218	5,607

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.2% (Continued)
Leisure Time — 0.1% (Continued)
Royal Caribbean Cruises Ltd. (a)	137	$11,567
		27,722
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	166	23,896
Las Vegas Sands Corp. (a)	199	7,723
Marriott International, Inc. (a)	164	26,243
MGM Resorts International	238	11,224
Wynn Resorts Ltd. (a)	66	5,927
		75,013
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	329	67,119

Machinery-Diversified — 0.6%
Deere & Co.	168	57,508
Dover Corp.	89	15,048
IDEX Corp.	45	10,016
Ingersoll Rand, Inc. (a)	240	12,902
Otis Worldwide Corp.	257	20,640
Rockwell Automation, Inc.	69	22,039
Westinghouse Air Brake Technologies Corp.	115	10,434
Xylem, Inc.	102	13,320
		161,907
Media — 1.6%
Charter Communications, Inc. - Class A (a)	74	49,942
Comcast Corp. - Class A	2,716	139,684
Discovery, Inc. - Class A (a)	98	2,297
Discovery, Inc. - Class C (a)	175	3,948
DISH Network Corp. - Class A (a)	146	5,996
Fox Corp. - Class A	192	7,630
Fox Corp. - Class B	91	3,363
News Corp. - Class A	235	5,382
News Corp. - Class B	72	1,624
The Walt Disney Co. (a)	1,078	182,258
ViacomCBS, Inc. - Class B	360	13,039
		415,163
Mining — 0.2%
Freeport-McMoRan, Inc.	868	32,741
Newmont Goldcorp Corp.	476	25,704
		58,445
Miscellaneous Manufactur — 1.0%
3M Co.	340	60,751
A O Smith Corp.	76	5,553
Eaton Corp. PLC	237	39,048
General Electric Co.	650	68,166
Illinois Tool Works, Inc.	169	38,510
Parker-Hannifin Corp.	74	21,948

	Shares	Value
Miscellaneous Manufactur — 1.0% (Continued)
Textron, Inc.	137	$10,117
Trane Technologies PLC	141	25,511
		269,604
Office/Business Equipment — 0.1%
Zebra Technologies Corp. (a)	28	14,951

Oil & Gas — 2.1%
APA Corp.	221	5,793
Cabot Oil & Gas Corp.	238	5,074
Chevron Corp.	1,149	131,549
ConocoPhillips	794	59,145
Devon Energy Corp.	377	15,110
Diamondback Energy, Inc.	99	10,612
EOG Resources, Inc.	342	31,621
Exxon Mobil Corp.	2,505	161,497
Hess Corp.	165	13,624
Marathon Oil Corp.	463	7,556
Marathon Petroleum Corp.	380	25,053
Occidental Petroleum Corp.	526	17,637
Phillips 66	261	19,518
Pioneer Natural Resources Co.	138	25,803
Valero Energy Corp.	241	18,637
		548,229
Oil & Gas Services — 0.2%
Baker Hughes Co.	486	12,189
Halliburton Co.	528	13,195
Schlumberger Ltd.	824	26,582
		51,966
Packaging & Containers — 0.2%
Amcor PLC	914	11,032
Ball Corp.	193	17,656
Packaging Corp. of America	53	7,281
Sealed Air Corp.	91	5,398
Westrock Co.	162	7,792
		49,159
Pharmaceuticals — 4.5%
AbbVie, Inc.	1,051	120,518
AmerisourceBergen Corp.	91	11,104
Becton Dickinson and Co.	169	40,491
Bristol-Myers Squibb Co.	1,320	77,088
Cardinal Health, Inc.	170	8,128
Cigna Corp.	197	42,081
CVS Health Corp.	786	70,174
DexCom, Inc. (a)	53	33,030
Eli Lilly & Co.	474	120,756
Johnson & Johnson	1,561	254,256
McKesson Corp.	93	19,333
Merck & Co., Inc.	1,496	131,723
Organon & Co.	148	5,439

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.2% (Continued)
Pharmaceuticals — 4.5% (Continued)
Pfizer, Inc.	3,321	$145,260
Viatris, Inc.	718	9,585
Zoetis, Inc.	283	61,185
		1,150,151
Pipelines — 0.2%
Kinder Morgan, Inc.	1,155	19,346
ONEOK, Inc.	264	16,796
Williams Cos., Inc.	721	20,253
		56,395
Real Estate — 0.1%
CBRE Group, Inc. (a)	196	20,400

Retail — 4.7%
Advance Auto Parts, Inc.	42	9,472
AutoZone, Inc. (a)	17	30,342
Bath & Body Works, Inc. (a)	151	10,433
Best Buy Co., Inc.	137	16,747
CarMax, Inc. (a)	96	13,144
Chipotle Mexican Grill, Inc. (a)	19	33,802
Costco Wholesale Corp.	262	128,783
Darden Restaurants, Inc.	75	10,810
Dollar General Corp.	141	31,234
Dollar Tree, Inc. (a)	140	15,086
Domino’s Pizza, Inc.	22	10,757
Genuine Parts Co.	89	11,669
Lowe’s Cos., Inc.	414	96,801
McDonald’s Corp.	438	107,551
O’Reilly Automotive, Inc. (a)	43	26,760
Ross Stores, Inc.	213	24,112
Starbucks Corp.	698	74,037
Target Corp.	291	75,549
The Gap, Inc.	124	2,814
The Home Depot, Inc.	628	233,453
The TJX Cos., Inc.	717	46,956
Tractor Supply Co.	69	14,985
Ulta Beauty, Inc. (a)	29	10,653
Walgreens Boots Alliance, Inc.	428	20,125
Walmart, Inc.	845	126,260
Yum! Brands, Inc.	172	21,490
		1,203,825
Savings & Loans — 0.0% (c)
People’s United Financial, Inc.	258	4,422

Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a)	720	86,566
Analog Devices, Inc.	316	54,823
Applied Materials, Inc.	546	74,611
Broadcom, Inc.	242	128,664

	Shares	Value
Semiconductors — 5.0% (Continued)
Intel Corp.	2,405	$117,845
IPG Photonics Corp. (a)	22	3,498
KLA Corp.	92	34,294
Lam Research Corp.	89	50,158
Microchip Technology, Inc.	329	24,376
Micron Technology, Inc.	669	46,228
Monolithic Power Systems, Inc.	25	13,136
NVIDIA Corp.	1,472	376,346
NXP Semiconductors NV	161	32,339
Qorvo, Inc. (a)	68	11,440
QUALCOMM, Inc.	670	89,137
Skyworks Solutions, Inc.	97	16,212
Teradyne, Inc.	97	13,409
Texas Instruments, Inc.	549	102,926
Xilinx, Inc.	146	26,280
		1,302,288
Shipbuilding — 0.0% (c)
Huntington Ingalls Industries, Inc.	24	4,865

Software — 9.9%
Activision Blizzard, Inc.	459	35,889
Adobe, Inc. (a)	284	184,702
Akamai Technologies, Inc. (a)	96	10,124
ANSYS, Inc. (a)	50	18,979
Autodesk, Inc. (a)	126	40,019
Broadridge Financial Solutions, Inc.	69	12,310
Cadence Design System, Inc. (a)	165	28,563
Ceridian HCM Holding, Inc. (a)	76	9,519
Cerner Corp.	172	12,778
Citrix Systems, Inc.	73	6,915
Electronic Arts, Inc.	169	23,702
Fidelity National Information Services, Inc.	364	40,309
Fiserv, Inc. (a)	356	35,063
Intuit, Inc.	164	102,662
Jack Henry & Associates, Inc.	45	7,492
Microsoft Corp.	4,451	1,476,041
MSCI, Inc.	49	32,579
Oracle Corp.	980	94,021
Paychex, Inc.	190	23,423
Paycom Software, Inc. (a)	26	14,244
PTC, Inc. (a)	66	8,405
Roper Technologies, Inc.	66	32,200
salesforce.com, Inc. (a)	576	172,622
ServiceNow, Inc. (a)	118	82,336
Synopsys, Inc. (a)	92	30,653
Take-Two Interactive Software, Inc. (a)	69	12,489

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.2% (Continued)
Software — 9.9% (Continued)
Tyler Technologies, Inc. (a)	24	$13,037
		2,561,076
Telecommunications — 1.9%
Arista Networks, Inc. (a)	29	11,881
AT&T, Inc.	4,232	106,900
Cisco Systems, Inc.	2,499	139,869
Corning, Inc.	456	16,220
Juniper Networks, Inc.	193	5,697
Lumen Technologies, Inc.	594	7,045
Motorola Solutions, Inc.	98	24,362
T-Mobile US, Inc. (a)	343	39,455
Verizon Communications, Inc.	2,453	129,985
		481,414
Textiles — 0.0% (c)
Mohawk Industries, Inc. (a)	29	5,139

Toys/Games/Hobbies — 0.0% (c)
Hasbro, Inc.	75	7,182

Transportation — 1.4%
CH Robinson Worldwide, Inc.	75	7,274
CSX Corp.	1,340	48,468
Expeditors International of Washington, Inc.	99	12,203
FedEx Corp.	145	34,152
JB Hunt Trasport Services, Inc.	49	9,662
Kansas City Southern	51	15,823
Norfolk Southern Corp.	145	42,492
Old Dominion Freight Line, Inc.	52	17,750
Union Pacific Corp.	386	93,181
United Parcel Service, Inc. - Class B	432	92,219
		373,224
Water — 0.1%
American Water Works Co., Inc.	102	17,766
TOTAL COMMON STOCKS (Cost $21,619,622)		22,557,575

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Alexandria Real Estate Equities, Inc.	78	15,923
American Tower Corp.	267	75,286
AvalonBay Communities, Inc.	78	18,461
Boston Properties, Inc.	89	10,114
Crown Castle International Corp.	259	46,698
Digital Realty Trust, Inc.	168	26,512
Duke Realty Corp.	221	12,429
Equinix, Inc.	51	42,691
Equity Residential	198	17,107
Essex Property Trust, Inc.	42	14,277

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.3% (Continued)
Extra Space Storage, Inc.	76	$15,000
Federal Realty Investment Trust	44	5,295
Healthpeak Properties, Inc.	316	11,221
Host Hotels & Resorts, Inc. (a)	427	7,186
Iron Mountain, Inc.	170	7,759
Kimco Realty Corp.	362	8,181
Mid-America Apartment Communities, Inc.	69	14,090
Prologis, Inc.	436	63,203
Public Storage	92	30,561
Realty Income Corp.	234	16,715
Regency Centers Corp.	92	6,478
SBA Communications Corp.	67	23,137
Simon Property Group, Inc.	194	28,437
UDR, Inc.	166	9,218
Ventas, Inc.	221	11,795
Vornado Realty Trust	94	4,007
Welltower, Inc.	246	19,778
Weyerhaeuser Co.	439	15,681
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $555,729)		577,240

	Principal Amount
SHORT-TERM INVESTMENTS — 8.5%
Money Market Deposit Accounts — 8.5%
U.S. Bank Money Market Deposit Account, 0.003% (b)	$2,203,641	2,203,641
TOTAL SHORT-TERM INVESTMENTS (Cost $2,203,641)		2,203,641

Total Investments (Cost $24,378,992) — 98.0%		25,338,456
Other Assets in Excess of Liabilities — 2.0%		523,389
TOTAL NET ASSETS — 100.0%		$25,861,845

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2021.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2021 (Unaudited)

Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
72	Long	S&P 500 Annual Dividend Futures Index (a)	12/17/2021	$1,075,500	$560
72	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	1,138,500	3,261
72	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	1,190,700	18,823
					$22,644

(a)	Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOANS — 83.0%
Advertising — 2.0%
Clear Channel Outdoor Holdings, Inc.
3.630% (1 Month LIBOR USD + 3.500%), 08/21/2026 (a)	$744,327	$733,546
3.600% (2 Month LIBOR USD + 3.500%), 08/21/2026 (a)	1,904	1,876
		735,422
Aerospace/Defense — 2.4%
Dynasty Acquisition Co., Inc.
3.630% (3 Month LIBOR USD + 3.500%), 04/06/2026 (a)	318,671	311,817
3.630% (3 Month LIBOR USD + 3.500%), 04/06/2026 (a)	171,329	167,643
Transdigm, Inc. 2.340% (1 Month LIBOR USD + 2.250%), 12/09/2025 (a)	417,413	412,777
		892,237
Airlines — 2.9%
AAdvantage Loyalty IP Ltd. 5.50% (3 Month LIBOR USD + 4.750%, 0.750% Floor), 04/20/2028 (a)	500,000	521,408
Mileage Plus Holdings, LLC 6.250% (3 Month LIBOR USD + 5.250%, 1.000% Floor), 06/21/2027 (a)	500,000	533,157
		1,054,565
Building Materials — 1.3%
QUIKRETE Holdings, Inc. 2.590% (1 Month LIBOR USD + 2.500%), 02/01/2027 (a)	482,990	479,044
Chemicals — 1.9%
Avantor Funding, Inc. 2.50% (1 Month LIBOR USD + 2.000%, 0.500% Floor), 11/21/2024 (a)	45,619	45,655
Solenis International, L.P. 4.090% (1 Month LIBOR USD + 4.000%), 06/26/2025 (a)	240,417	240,506
Starfruit US Holdco LLC 2.840% (1 Month LIBOR USD + 2.750%), 10/01/2025 (a)	397,921	395,560
		681,721
Coal — 0.6%
Arch Coal, Inc. 3.750% (1 Month LIBOR USD + 2.750%, 1.000% Floor), 03/07/2024 (a)	239,348	229,176

Commercial Services — 3.4%
CoreLogic, Inc. 4.000%, 06/02/2028 (b)	750,000	750,844

	Principal Amount	Fair Value
Commercial Services — 3.4% (Continued)
Verscend Holding Corp. 4.090% (1 Month LIBOR USD + 4.000%), 08/27/2025 (a)	$498,750	$500,204
		1,251,048
Computers — 3.1%
McAfee, LLC 3.840% (1 Month LIBOR USD + 3.750%), 09/30/2024 (a)	684,192	685,605
Tempo Acquisition, LLC 3.750% (1 Month LIBOR USD + 3.250%, 0.500% Floor), 11/02/2026 (a)	431,318	432,935
		1,118,540
Cosmetics/Personal Care — 1.4%
Sunshine Luxembourg VII SARL 4.500% (3 Month LIBOR USD + 3.750%, 0.750% Floor), 10/01/2026 (a)	495,000	496,611

Diversified Financial Services — 1.8%
Avolon TLB Borrower 1 (US) LLC 2.500% (1 Month LIBOR USD + 1.750%, 0.750% Floor), 01/15/2025 (a)	175,812	175,842
Deerfield Dakota Holding, LLC 4.750% (1 Month LIBOR USD + 3.750%, 1.000% Floor), 04/09/2027 (a)	493,750	495,604
		671,446
Engineering & Construction — 1.3%
Brand Industrial Services, Inc. 5.250% (3 Month LIBOR USD + 4.250%, 1.000% Floor), 06/21/2024 (a)	484,810	481,499
Entertainment — 2.7%
Delta 2 (Lux) SARL 3.500% (1 Month LIBOR USD + 2.500%, 1.000% Floor), 02/01/2024 (a)	500,000	499,220
Scientific Games International, Inc. 2.840% (1 Month LIBOR USD + 2.750%), 08/14/2024 (a)	484,925	483,574
		982,794
Environmental Control — 2.1%
GFL Environmental, Inc. 3.500% (3 Month LIBOR USD + 3.000%, 0.500% Floor), 05/30/2025 (a)	251,239	252,024
Madison IAQ LLC 3.750% (3 Month LIBOR USD + 3.250%, 0.500% Floor), 06/21/2028 (a)	498,750	498,334
		750,358

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Fair Value
BANK LOANS — 83.0% (Continued)
Food — 1.1%
US Foods, Inc. 1.840% (1 Month LIBOR USD + 1.750%), 06/27/2023 (a)	$400,421	$398,509

Hand/Machine Tools — 1.2%
Apex Tool Group, LLC 6.500% (1 Month LIBOR USD + 5.250%, 1.250% Floor), 08/01/2024 (a)	434,332	435,357

Healthcare Products — 2.0%
Mozart Borrower LP 3.750%, 10/21/2028 (b)	750,000	751,406

Healthcare Servicess — 2.7%
Da Vinci Purchaser Corp. 5.000% (1 Month LIBOR USD + 4.000%, 1.000% Floor), 01/08/2027 (a)	494,987	498,160
Phoenix Newco, Inc. 4.250%, 08/11/2028 (b)	500,000	500,903
		999,063
Insurance — 1.7%
HUB International Limited
2.870% (3 Month LIBOR USD + 2.750%), 04/25/2025 (a)	241,250	238,837
2.850% (2 Month LIBOR USD + 2.750%), 04/25/2025 (a)	625	619
USI, Inc. 3.130% (3 Month LIBOR USD + 3.000%), 05/16/2024 (a)	384,000	381,633
		621,089
Internet — 2.6%
Arches Buyer, Inc. 3.750% (1 Month LIBOR USD + 3.250%, 0.500% Floor), 12/06/2027 (a)	497,494	495,939
Uber Technologies, Inc. 3.590% (1 Month LIBOR USD + 3.500%), 02/25/2027 (a)	475,000	475,774
		971,713
Leisure Time — 3.2%
Bombardier Recreational Products, Inc. 2.080% (1 Month LIBOR USD + 2.000%), 05/24/2027 (a)	238,313	235,565
ClubCorp Holdings, Inc. 2.90% (3 Month LIBOR USD + 2.750%), 09/18/2024 (a)	480,000	454,049

	Principal Amount	Fair Value
Leisure Time — 3.2% (Continued)
SeaWorld Parks & Entertainment, Inc. 3.50% (1 Month LIBOR USD + 3.000%, 0.500% Floor), 08/25/2028 (a)	$491,026	$490,360
		1,179,974
Lodging — 3.2%
Caesars Resort Collection LLC 2.840% (1 Month LIBOR USD + 2.750%), 12/23/2024 (a)	481,250	479,513
Hilton Worldwide Finance LLC 1.840% (1 Month LIBOR USD + 1.750%), 06/22/2026 (a)	461,991	458,914
Playa Resorts Holding BV 3.750% (1 Month LIBOR USD + 2.750%, 1.000% Floor), 04/29/2024 (a)	233,366	228,189
		1,166,616
Machinery - Diversified — 1.3%
Titan Acquisition Limited 3.160% (6 Month LIBOR USD + 3.000%), 03/28/2025 (a)	484,923	477,441

Media — 2.6%
Charter Communications Operating, LLC. 1.840% (1 Month LIBOR USD + 1.750%), 02/01/2027 (a)	488,756	485,780
CSC Holdings, LLC 2.340% (1 Month LIBOR USD + 2.250%), 07/17/2025 (a)	484,772	474,698
		960,478
Mining — 0.7%
U.S. Silica Company 5.000% (1 Month LIBOR USD + 4.000%, 1.000% Floor), 05/01/2025 (a)	248,056	243,715

Miscellaneous Manufacturing — 0.6%
Gates Global LLC 3.250% (1 Month LIBOR USD + 2.500%, 0.750% Floor), 03/31/2027 (a)	235,914	235,631

Packaging & Containers — 5.9%
Graham Packaging Company, Inc 3.750% (1 Month LIBOR USD + 3.000%, 0.750% Floor), 08/04/2027 (a)	487,381	486,855
Kleopatra Finco S.a.r.l 5.250% (3 Month LIBOR USD + 4.750%, 0.500% Floor), 02/12/2026 (a)	497,500	496,256

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Fair Value
BANK LOANS — 83.0% (Continued)
Packaging & Containers — 5.9% (Continued)
Plastipak Packaging, Inc. 2.590% (1 Month LIBOR USD + 2.500%), 10/15/2024 (a)	$223,717	$223,696
Pregis Topco LLC 4.090% (1 Month LIBOR USD + 4.000%), 07/31/2026 (a)	496,212	497,917
Proampac PG Borrower LLC 4.50% (3 Month LIBOR USD + 3.750%, 0.750% Floor), 11/03/2025 (a)	478,844	479,861
		2,184,585
Pharmaceuticals — 2.2%
Bausch Health Companies Inc. 3.080% (1 Month LIBOR USD + 3.000%), 06/02/2025 (a)	309,224	308,872
Gainwell Acquisition Corp. 4.750%, 10/01/2027 (b)	500,000	501,840
		810,712
Pipelines — 2.0%
CQP Holdco LP 4.250%, 06/04/2028 (b)	500,000	500,070
Traverse Midstream Partners LLC 5.250%, 10/28/2024 (b)	242,843	243,222
		743,292
Retail — 7.0%
1011778 B.C. Unlimited Liability Company 1.840% (1 Month LIBOR USD + 1.750%), 11/19/2026 (a)	328,296	322,551
Great Outdoors Group, LLC 5.000%, 03/05/2028 (b)	500,000	502,293
PetSmart, Inc. 4.50% (6 Month LIBOR USD + 3.750%, 0.750% Floor), 02/11/2028 (a)	498,750	500,042
Pilot Travel Centers, LLC 2.080%, 08/06/2028 (b)	750,000	746,318
SRS Distribution, Inc. 4.250% (6 Month LIBOR USD + 3.750%, 0.500% Floor), 06/02/2028 (a)	498,750	499,373
		2,570,577
Semiconductors — 0.5%
ON Semiconductor Corporation 2.090% (1 Month LIBOR USD + 2.000%), 09/18/2026 (a)	174,783	174,810

Software — 9.4%
Applied Systems, Inc. 3.750% (3 Month LIBOR USD + 3.250%, 0.500% Floor), 09/19/2024 (a)	245,215	245,242

	Principal Amount	Fair Value
Software — 9.4% (Continued)
Athenahealth, Inc. 4.380% (3 Month LIBOR USD + 4.250%), 02/11/2026 (a)	$747,500	$750,770
The Dun & Bradstreet Corporation 3.340% (1 Month LIBOR USD + 3.250%), 02/06/2026 (a)	492,528	491,122
Epicor Software Corporation 4.000% (1 Month LIBOR USD + 3.250%, 0.750% Floor), 07/30/2027 (a)	495,000	495,136
Almonde, Inc. 4.50% (6 Month LIBOR USD + 3.500%, 1.000% Floor), 06/13/2024 (a)	246,616	245,712
Project Ruby Ultimate Parent Corp. 4.000% (1 Month LIBOR USD + 3.250%, 0.750% Floor), 03/10/2028 (a)	498,747	498,817
Sophia, L.P. 4.000% (2 Month LIBOR USD + 3.500%, 0.750% Floor), 10/07/2027 (a)	496,250	497,270
UKG Inc. 3.840% (1 Month LIBOR USD + 3.750%), 05/04/2026 (a)	246,231	246,908
		3,470,977
Telecommunications — 6.2%
Intelsat Jackson Holdings S.A. 8.000% (Prime Rate + 4.750%, 1.000% Floor), 11/27/2023 (a)	500,000	505,572
Level 3 Financing Inc 1.840% (1 Month LIBOR USD + 1.750%), 03/01/2027 (a)	337,328	333,292
LogMeIn, Inc. 4.830%, 08/31/2027 (b)	748,116	748,000
SBA Senior Finance II LLC 1.840% (1 Month LIBOR USD + 1.750%), 04/11/2025 (a)	474,075	470,866
Zayo Group Holdings, Inc. 3.080% (1 Month LIBOR USD + 3.000%), 03/09/2027 (a)	222,697	219,534
		2,277,264
TOTAL BANK LOANS (Cost $30,485,489)		30,497,670

CORPORATE BONDS — 12.7%
Aerospace/Defense — 0.7%
TransDigm, Inc. 5.500%, 11/15/2027	250,000	256,250

Commercial Services — 1.4%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (c)	250,000	240,000

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited) (Continued)

	Principal Amount	Fair Value
CORPORATE BONDS — 12.7% (Continued)
Commercial Services — 1.4% (Continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 07/15/2027 (c)	$250,000	$269,062
		509,062
Distribution/Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/2028 (c)	250,000	253,750

Diversified Financial Services — 0.8%
Ally Financial, Inc. 5.750%, 11/20/2025	250,000	283,943

Electronics — 0.8%
Sensata Tech Bv 5.625%, 11/01/2024 (c)	250,000	275,938

Entertainment — 3.5%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op. 5.375%, 04/15/2027	500,000	515,625
Scientific Games International, Inc. 5.000%, 10/15/2025 (c)	250,000	257,697
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (c)	500,000	518,125
		1,291,447
Environmental Control — 0.7%
Madison IAQ LLC 4.125%, 06/30/2028 (c)	250,000	249,017

Food — 0.7%
JBS USA LUX SA / JBS USA Finance, Inc. 6.750%, 02/15/2028 (c)	250,000	270,003

Leisure Time — 1.3%
Majordrive Holdings Iv LLC 6.375%, 06/01/2029 (c)	250,000	240,875
Viking Cruises Ltd. 7.000%, 02/15/2029 (c)	250,000	251,659
		492,534
Oil & Gas — 0.7%
Range Resources Corp. 9.250%, 02/01/2026	250,000	270,313

Retail — 0.7%
Golden Nugget, Inc. 6.750%, 10/15/2024 (c)	250,000	250,937

	Principal Amount	Fair Value
Telecommunications — 0.7%
Sprint Nextel Corp. 6.000%, 11/15/2022	$250,000	$262,558
TOTAL CORPORATE BONDS (Cost $4,634,387)		4,665,752

ASSET BACKED SECURITIES — 2.5%
Magnetite Xxx Ltd. 6.330%, 10/25/2034 (c)	400,000	400,000
Rad CLO 12 Ltd. 6.490%, 10/30/2034 (c)	500,000	500,000
TOTAL ASSET BACKED SECURITIES (Cost $900,000)		900,000
	Shares
CLOSED-END FUNDS — 0.1%
Eagle Point Credit Co., Inc.	1,905	26,784
TOTAL CLOSED-END FUNDS (Cost $33,494)		26,784

Total Investments (Cost $36,053,370) — 98.3%		36,090,206
Other Assets in Excess of Liabilities — 1.7%		641,923
TOTAL NET ASSETS — 100.0%		$36,732,129

Percentages are stated as a percent of net assets.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(b)	The loan will settle after October 31, 2021 at which time the interest rate will be determined.
(c)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $3,977,063 or 10.8% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
ASSETS
Investments in Securities, at Value* ^	$2,082,859,772	$538,094,311	$825,632,853	$59,435,436	$147,791,009
Foreign Currency at Value*	—	—	—	—	28,720
Interest and Dividends Receivable	1,523,341	85,241	56,644	419,167	392,048
Receivable for Investment Securities Sold	—	—	4,347,527	19,631	16,394
Return of Capital Receivable	—	—	—	—	1,172
Securities Lending Income Receivable	3,744	3,708	2,188	722	2,649
Total Assets	2,084,386,857	538,183,260	830,039,212	59,874,956	148,231,992

LIABILITIES
Management Fees Payable	994,303	223,908	441,009	28,772	76,878
Payable for Fund Shares Redeemed	—	—	5,803,110	—	—
Due to Custodian	—	—	—	4,152	—
Collateral Received For Securities Loaned (See Note 5)	66,236,144	67,335,599	10,310,192	6,679,123	6,653,842
Total Liabilities	67,230,447	67,559,507	16,554,311	6,712,047	6,730,720

NET ASSETS	$2,017,156,410	$470,623,753	$813,484,901	$53,162,909	$141,501,272

NET ASSETS CONSIST OF:
Paid-in Capital	$1,805,032,096	$488,481,105	$662,805,934	$97,784,381	$125,639,620
Total Distributable Earnings (Accumulated Deficit)	212,124,314	(17,857,352)	150,678,967	(44,621,472)	15,861,652
Net Assets	$2,017,156,410	$470,623,753	$813,484,901	$53,162,909	$141,501,272
* Identified Cost:
Investments in Securities	$1,435,508,715	$470,863,625	$631,648,139	$50,931,098	$123,048,470
Foreign Currencies	—	—	—	—	28,924
^ Includes Loaned Securities with a value of	64,610,813	65,936,788	10,138,298	6,499,003	6,397,493

Net Asset Value:
Net Assets	$2,017,156,410	$470,623,753	$813,484,901	$53,162,909	$141,501,272
Shares Outstanding (No Par Value)	49,950,000	13,000,000	14,000,000	2,100,000	4,800,000
Net Asset Value, Offering and Redemption Price per Share	$40.38	$36.20	$58.11	$25.32	$29.48

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021 (Unaudited)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Global Cash Cows Dividend ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF
ASSETS
Investments in Unaffiliated Securities, at Value* ^	$1,651,873,058	$49,439	$153,402,356	$1,094,733,247	$667,685,387
Investments in Affiliated Securities, at Value*^	$—	$65,487,387	$—	$—	$—
Foreign Currency at Value*	—	—	3,365	—	—
Interest and Dividends Receivable	15,840,442	—	774,390	987,270	161,019
Receivable for Fund Shares Sold	—	—	—	11,257,400	—
Receivable for Investment Securities Sold	—	—	—	48,017	—
Securities Lending Income Receivable	29,275	—	2,185	74,582	7,836
Total Assets	1,667,742,775	65,536,826	154,182,296	1,107,100,516	667,854,242

LIABILITIES
Management Fees Payable	660,468	7,987	69,315	363,871	242,675
Payable for Investment Securities Purchased	—	—	—	11,207,570	—
Collateral Received For Securities Loaned (See Note 5)	345,897,645	—	18,658,940	145,394,629	154,675,918
Total Liabilities	346,558,113	7,987	18,728,255	156,966,070	154,918,593

NET ASSETS	$1,321,184,662	$65,528,839	$135,454,041	$950,134,446	$512,935,649

NET ASSETS CONSIST OF:
Paid-in Capital	$1,327,455,028	$57,772,787	$165,343,839	$909,199,509	$497,786,078
Total Distributable Earnings (Accumulated Deficit)	(6,270,366)	7,756,052	(29,889,798)	40,934,937	15,149,571
Net Assets	$1,321,184,662	$65,528,839	$135,454,041	$950,134,446	$512,935,649
* Identified Cost:
Investments in Unaffiliated Securities	$1,677,042,132	$49,439	$152,990,819	$1,047,066,139	$654,767,845
Investments in Affiliated Securities	—	57,533,027	—	—	—
Foreign Currencies	—	—	3,563	—	—
^ Includes Loaned Securities with a value of	338,595,751	—	18,044,636	141,885,301	150,546,918

Net Asset Value:
Net Assets	$1,321,184,662	$65,528,839	$135,454,041	$950,134,446	$512,935,649
Shares Outstanding (No Par Value)	49,000,000	2,100,000	4,500,000	21,100,000	11,950,000
Net Asset Value, Offering and Redemption Price per Share	$26.96	$31.20	$30.10	$45.03	$42.92

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021 (Unaudited)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer WealthShield ETF
ASSETS
Investments in Unaffiliated Securities, at Value* ^	$36,199,468	$7,333,155	$8,330,662	$3,967	$64,607,304
Investments in Affiliated Securities, at Value*^	$—	$—	$—	$3,441,056	$—
Foreign Currency at Value*	711	—	—	—	—
Cash	—	—	—	—	—
Interest and Dividends Receivable	175,540	1,592	29,721	—	23,984
Receivable for Fund Shares Sold	—	—	—	—	—
Receivable for Investment Securities Sold	—	—	—	—	—
Securities Lending Income Receivable	667	36	1	—	348
Total Assets	36,376,386	7,334,783	8,360,384	3,445,023	60,630,871

LIABILITIES
Management Fees Payable	18,039	2,973	5,070	456	27,765
Payable for Investment Securities Purchased	112,501	—	—	—	—
Payable for Fund Shares Redeemed	—	—	—	—	—
Collateral Received For Securities Loaned (See Note 5)	801,934	1,217,976	—	—	8,168,584
Total Liabilities	932,474	1,220,949	5,070	456	8,196,349

NET ASSETS	$35,443,912	$6,113,834	$8,355,314	$3,444,567	$56,435,287

NET ASSETS CONSIST OF:
Paid-in Capital	$38,942,474	$5,646,315	$9,182,813	$3,289,892	$67,131,418
Total Distributable Earnings (Accumulated Deficit)	(3,498,562)	467,519	(827,499)	154,675	(10,696,131)
Net Assets	$35,443,912	$6,113,834	$8,355,314	$3,444,567	$56,435,287
* Identified Cost:
Investments in Unaffiliated Securities	$35,436,544	$6,912,930	$9,192,185	$3,967	$58,896,729
Investments in Affiliated Securities	—	—	—	3,447,353	—
Foreign Currencies	702	—	—	—	—
^ Includes Loaned Securities with a value of	760,467	1,216,204	—	—	7,968,760

Net Asset Value:
Net Assets	$35,443,912	$6,113,834	$8,355,314	$3,444,567	$56,435,287
Shares Outstanding (No Par Value)	1,150,000	150,000	350,000	100,000	1,650,000
Net Asset Value, Offering and Redemption Price per Share	$30.82	$40.76	$23.87	$34.45	$34.20

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021 (Unaudited)

	Pacer Benchmark Industrial Real Estate SCTRSM ETF	Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF
ASSETS
Investments in Securities, at Value* ^	$327,620,509	$1,797,733,854	$82,430,290	$8,718,057	$8,042,601
Foreign Currency at Value*	—	578,959	—	6,593	—
Interest and Dividends Receivable	193,770	5	87,104	—	4,557
Receivable for Investment Securities Sold	—	—	82,171,496	—	—
Securities Lending Income Receivable	1,320	92,761	641	—	33
Total Assets	327,815,599	1,798,405,579	164,689,531	8,724,650	8,047,191

LIABILITIES
Management Fees Payable	145,347	788,989	41,397	5,128	3,291
Payable for Investment Securities Purchased	—	—	82,264,012	—	—
Collateral Received For Securities Loaned (See Note 5)	20,263,470	183,211,916	—	—	1,133,416
Total Liabilities	20,408,817	184,000,905	82,305,409	5,128	1,136,707

NET ASSETS	$307,406,782	$1,614,404,674	$82,384,122	$8,719,522	$6,910,484

NET ASSETS CONSIST OF:
Paid-in Capital	$237,919,670	$1,465,656,761	$94,099,714	$8,413,765	$5,823,779
Total Distributable Earnings (Accumulated Deficit)	69,487,112	148,747,913	(11,715,592)	305,757	1,086,705
Net Assets	$307,406,782	$1,614,404,674	$82,384,122	$8,719,522	$6,910,484
* Identified Cost:
Investments in Securities	$263,465,686	$1,642,707,312	$82,437,429	$7,195,661	$7,363,440
Foreign Currencies	—	579,128	—	6,593	—
^ Includes Loaned Securities with a value of	19,776,460	176,389,319	—	—	1,114,901

Net Asset Value:
Net Assets	$307,406,782	$1,614,404,674	$82,384,122	$8,719,522	$6,910,484
Shares Outstanding (No Par Value)	6,200,000	39,800,000	2,150,000	405,882	200,000
Net Asset Value, Offering and Redemption Price per Share	$49.58	$40.56	$38.32	$21.48	$34.55

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021 (Unaudited)

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer US Export Leaders ETF	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
ASSETS
Investments in Securities, at Value* ^	$299,694,854	$53,461,693	$160,791,498	$2,600,931	$2,004,904
Foreign Currency at Value*	—	—	—	—	—
Interest and Dividends Receivable	105,218	18,207	49,038	773	1,434
Receivable for Investment Securities Sold	67,277,905	—	—	—	—
Receivable for Fund Shares Sold	—	—	—	—	—
Return of Capital Receivable	—	—	—	—	41
Securities Lending Income Receivable	726	376	398	11	—
Deposits at Broker for Futures	—	—	—	—	103,267
Total Assets	367,078,703	53,480,276	160,840,934	2,601,715	2,109,646

LIABILITIES
Management Fees Payable	100,042	20,983	61,300	1,085	1,370
Payable for Investment Securities Purchased	66,750,827	—	—	—	—
Payable for Fund Shares Redeemed	—	—	—	—	—
Collateral Received For Securities Loaned (See Note 5)	22,435,006	11,806,880	14,937,333	390,955	—
Total Liabilities	89,285,875	11,827,863	14,998,633	392,040	1,370

NET ASSETS	$277,792,828	$41,652,413	$145,842,301	$2,209,675	$2,108,276

NET ASSETS CONSIST OF:
Paid-in Capital	$251,200,139	$40,654,176	$135,594,199	$1,878,224	$2,025,500
Total Distributable Earnings (Accumulated Deficit)	26,592,689	998,237	10,248,102	331,451	82,776
Net Assets	$277,792,828	$41,652,413	$145,842,301	$2,209,675	$2,108,276
* Identified Cost:
Investments in Securities	$289,884,119	$51,965,450	$151,088,976	$2,437,775	$1,911,251
^ Includes Loaned Securities with a value of	21,806,321	11,556,475	14,646,070	382,041	—

Net Asset Value:
Net Assets	$277,792,828	$41,652,413	$145,842,301	$2,209,675	$2,108,276
Shares Outstanding (No Par Value)	6,400,000	1,150,000	3,500,000	50,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$43.41	$36.22	$41.67	$44.19	$42.17

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021 (Unaudited)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Pacific Asset Floating Rate High Income ETF
ASSETS
Investments in Securities, at Value* ^	$25,338,456	$36,090,206
Foreign Currency at Value*	—	—
Cash	—	7,241,259
Interest and Dividends Receivable	15,174	72,504
Receivable for Investment Securities Sold	—	—
Receivable for Fund Shares Sold	—	—
Return of Capital Receivable	484	—
Securities Lending Income Receivable	—	—
Deposits at Broker for Futures	522,644	—
Total Assets	25,876,758	43,403,969

LIABILITIES
Management Fees Payable	14,913	19,608
Payable for Investment Securities Purchased	—	6,652,232
Payable for Fund Shares Redeemed	—	—
Collateral Received For Securities Loaned (See Note 5)	—	—
Total Liabilities	14,913	6,671,840

NET ASSETS	$25,861,845	$36,732,129

NET ASSETS CONSIST OF:
Paid-in Capital	$25,033,782	$37,293,254
Total Distributable Earnings (Accumulated Deficit)	828,063	(561,125)
Net Assets	$25,861,845	$36,732,129
* Identified Cost:
Investments in Securities	$24,378,992	$36,053,370
^ Includes Loaned Securities with a value of	—	—

Net Asset Value:
Net Assets	$25,861,845	$36,732,129
Shares Outstanding (No Par Value)	720,000	750,000
Net Asset Value, Offering and Redemption Price per Share	$35.92	$48.98

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
INVESTMENT INCOME
Income:
Dividends*	$13,329,196	$1,818,209	$1,494,557	$883,607	$1,811,039
Interest	36	18,692	42,969	3	—
Securities Lending Income	21,853	18,538	21,794	10,965	24,330
Total Investment Income	13,351,085	1,855,439	1,559,320	894,575	1,835,369

Expenses:
Management fees	5,836,312	1,323,721	2,593,119	181,710	451,667
Total Expenses	5,836,312	1,323,721	2,593,119	181,710	451,667
Net Investment Income (Loss)	7,514,773	531,718	(1,033,799)	712,865	1,383,702

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	3,320,680	6,243,973	866,907	133,382	(5,962)
Net Realized Gain (Loss) on In-Kind Redemptions	20,171,913	3,136,169	7,132,089	678,689	—
Net Realized Gain (Loss) on Foreign Currency	—	—	—	(2,029)	(1,943)
Total	23,492,593	9,380,142	7,998,996	810,042	(7,905)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	162,580,862	(3,045,694)	50,954,159	747,052	4,523,473
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	(11,019)	(7,792)
Total	162,580,862	(3,045,694)	50,954,159	736,033	4,515,681
Net Realized and Unrealized Gain (Loss) on Investments	186,073,455	6,334,448	58,953,155	1,546,075	4,507,776
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$193,588,228	$6,866,166	$57,919,356	$2,258,940	$5,891,478

* Net of fees and foreign witholding tax of	$2,445	$—	$2,190	$148,904	$187,972

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021 (Unaudited)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Global Cash Cows Dividend ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$—	$—	$3,396,631	$7,187,900	$2,342,928
Dividends from Affiliated Investments	—	139,362	—	—	—
Interest	18,983,621	—	6	21	11
Securities Lending Income	58,331	—	21,881	158,099	37,122
Total Investment Income	19,041,952	139,362	3,418,518	7,346,020	2,380,061

Expenses:
Management fees	3,423,187	40,883	424,831	1,731,250	1,202,107
Total Expenses	3,423,187	40,883	424,831	1,731,250	1,202,107
Net Investment Income (Loss)	15,618,765	98,479	2,993,687	5,614,770	1,177,954

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(5,888,915)	—	(2,630,839)	—	(15,024,840)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	(16,068)	—	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	21,857,267	357,516	3,155,085	60,979,914	33,869,571
Net Realized Gain (Loss) on Foreign Currency	—	—	(37,616)	—	—
Total	15,968,352	341,448	486,630	54,516,188	18,844,731
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(42,021,330)	—	(4,832,391)	(14,149,766)	(16,663,314)
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	2,053,886	—	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	(14,266)	—	—
Total	(42,021,330)	2,053,886	(4,846,657)	(14,149,766)	(16,663,314)
Net Realized and Unrealized Gain (Loss) on Investments	(26,052,978)	2,395,334	(4,360,027)	40,366,422	2,181,417
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,434,213)	$2,493,813	$(1,366,340)	$45,981,192	$3,359,371

* Net of fees and foreign witholding tax of	$—	$—	$164,994	$—	$890

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021 (Unaudited)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer WealthShield ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$504,421	$12,648	$286,628	$—	$492,175
Dividends from Affiliated Investments	—	—	—	35,220	—
Interest	2	—	2	—	—
Securities Lending Income	3,197	159	177	—	2,820
Total Investment Income	507,620	12,807	286,807	35,220	494,995

Expenses:
Management fees	94,507	13,786	28,006	2,343	157,132
Total Expenses	94,507	13,786	28,006	2,343	157,132
Net Investment Income (Loss)	413,113	(979)	258,801	32,877	337,863

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(372,223)	(150,247)	(92,295)	—	949,650
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—	(52,164)	—
Net Realized Gain (Loss) on In-Kind Redemptions	881,143	470,248	210,906	213,706	2,123,868
Net Realized Gain (Loss) on Foreign Currency	(18,322)	—	(5,055)	—	—
Total	490,598	320,001	113,556	161,542	3,073,518
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(1,723,927)	176,676	(1,107,844)	—	390,690
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	—	—	(153,795)	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(4,324)	—	(232)	—	—
Total	(1,728,251)	176,676	(1,108,076)	(153,795)	390,690
Net Realized and Unrealized Gain (Loss) on Investments	(1,237,653)	496,677	(994,520)	7,747	3,464,208
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(824,540)	$495,698	$(735,719)	$40,624	$3,802,071

* Net of fees and foreign witholding tax of	$47,958	$—	$32,048	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021 (Unaudited)

	Pacer Benchmark Industrial Real Estate SCTRSM ETF	Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF
INVESTMENT INCOME
Income:
Dividends*	$3,205,984	$14,664,151	$653,924	$190,347	$37,901
Interest	7	56	—	3	—
Securities Lending Income	6,281	154,504	2,398	—	140
Total Investment Income	3,212,272	14,818,711	656,322	190,350	38,041

Expenses:
Management fees	732,076	4,254,448	234,774	35,107	17,668
Total Expenses	732,076	4,254,448	234,774	35,107	17,668
Net Investment Income (Loss)	2,480,196	10,564,263	421,548	155,243	20,373

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(1,613,045)	5,548,317	2,232,046	(685,747)	(49,100)
Net Realized Gain (Loss) on In-Kind Redemptions	9,406,108	12,156,823	—	—	460,492
Net Realized Gain (Loss) on Foreign Currency	—	(53,091)	—	13,967	—
Total	7,793,063	17,652,049	2,232,046	(671,780)	411,392
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	32,551,945	37,613,861	103	(473,616)	319,001
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	(161)	—	(24)	—
Total	32,551,945	37,613,700	103	(473,640)	319,001
Net Realized and Unrealized Gain (Loss) on Investments	40,345,008	55,265,749	2,232,149	(1,145,420)	730,393
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,825,204	$65,830,012	$2,653,697	$(990,177)	$750,766

* Net of fees and foreign witholding tax of	$—	$170,427	$—	$21,257	$1,019

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021 (Unaudited)

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer US Export Leaders ETF	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (a)
INVESTMENT INCOME
Income:
Dividends*	$1,340,528	$217,570	$557,606	$9,182	$7,290
Interest	4	—	2	—	10
Securities Lending Income	2,941	1,650	1,475	63	—
Total Investment Income	1,343,473	219,220	559,083	9,245	7,300

Expenses:
Management fees	408,834	119,237	245,297	6,391	4,874
Total Expenses	408,834	119,237	245,297	6,391	4,874
Net Investment Income (Loss)	934,639	99,983	313,786	2,854	2,426

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(3,946,999)	(4,416,810)	(4,773,201)	(442)	249
Net Realized Gain (Loss) on In-Kind Redemptions	22,468,124	4,947,937	5,616,361	378,356	—
Net Realized Gain (Loss) on Foreign Currency	—	—	—	—	—
Total	18,521,125	531,127	843,160	377,914	249
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(9,979,650)	(1,628,513)	8,419,052	(222,558)	93,653
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) on Futures	—	—	—	—	3,258
Total	(9,979,650)	(1,628,513)	8,419,052	(222,558)	96,911
Net Realized and Unrealized Gain (Loss) on Investments	8,541,475	(1,097,386)	9,262,212	155,356	97,160
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,476,114	$(997,403)	$9,575,998	$158,210	$99,586

* Net of fees and foreign witholding tax of	$—	$—	$95	$17	$1

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021 (Unaudited)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (a)	Pacer Pacific Asset Floating Rate High Income ETF (b)	Pacer Pacific Asset Floating Rate High Income ETF (c)
INVESTMENT INCOME
Income:
Dividends*	$31,153	$800	$74
Interest	5	420,489	1,097,421
Securities Lending Income	—	—	—
Total Investment Income	31,158	421,289	1,097,495

Expenses:
Management fees	24,102	74,053	201,085
Total Expenses	24,102	74,053	201,085
Net Investment Income (Loss)	7,056	347,236	896,410

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(9,976)	16,693	(23,314)
Net Realized Gain (Loss) on In-Kind Redemptions	—	—	—
Net Realized Gain (Loss) on Foreign Currency	—	—	—
Total	(9,976)	16,693	(23,314)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	959,464	(44,905)	1,513,865
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—
Change in Unrealized Appreciation (Depreciation) on Futures	22,644	—	—
Total	982,108	(44,905)	1,513,865
Net Realized and Unrealized Gain (Loss) on Investments	972,132	(28,212)	1,490,551
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$979,188	$319,024	$2,386,961

* Net of fees and foreign witholding tax of	$9	$—	$285

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to October 31, 2021.

(b)	For the period ended July 1, 2021 to October 31, 2021. Shares of the Predecessor Fund converted Shares at the close of business on October 22, 2021. See Note 1 to the Financial Statements.

(c)	For the year ended June 30, 2021. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$7,514,773	$16,559,388	$531,718	$1,319,084
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	23,492,593	115,242,879	9,380,142	25,501,647
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	162,580,862	484,413,235	(3,045,694)	70,012,190
Net Increase (Decrease) in Net Assets Resulting from Operations	193,588,228	616,215,502	6,866,166	96,832,921

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(20,840,884)	—	(2,277,219)
Total Distributions to Shareholders	—	(20,840,884)	—	(2,277,219)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,821,175	65,551,735	30,869,365	29,031,925
Payments for Shares Redeemed	(73,025,320)	(1,169,993,320)	(19,586,060)	(211,163,865)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(71,204,145)	(1,104,441,585)	11,283,305	(182,131,940)
Net Increase (Decrease) in Net Assets	$122,384,083	$(509,066,967)	$18,149,471	$(87,576,238)

NET ASSETS
Beginning of Period	$1,894,772,327	$2,403,839,294	$452,474,282	$540,050,520
End of Period	$2,017,156,410	$1,894,772,327	$470,623,753	$452,474,282

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	50,000	2,200,000	850,000	950,000
Redemptions	(1,950,000)	(39,400,000)	(550,000)	(7,300,000)
Net Increase (Decrease)	(1,900,000)	(37,200,000)	300,000	(6,350,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® 100 ETF		Pacer Trendpilot® European Index ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$(1,033,799)	$90,493	$712,865	$278,145
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	7,998,996	236,233,333	810,042	(8,218,211)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	50,954,159	48,511,580	736,033	7,774,742
Net Increase (Decrease) in Net Assets Resulting from Operations	57,919,356	284,835,406	2,258,940	(165,324)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(1,304,636)	—	—
Total Distributions to Shareholders	—	(1,304,636)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,513,590	392,693,120	—	—
Payments for Shares Redeemed	(33,071,855)	(632,357,880)	(3,837,025)	(36,581,355)
Transaction Fees (See Note 1)	—	16	67	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(27,558,265)	(239,664,744)	(3,837,025)	(36,581,355)
Net Increase (Decrease) in Net Assets	$30,361,091	$43,866,026	$(1,578,085)	$(36,746,679)

NET ASSETS
Beginning of Period	$783,123,810	$739,257,784	$54,740,994	$91,487,673
End of Period	$813,484,901	$783,123,810	$53,162,909	$54,740,994

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	7,850,000	—	—
Redemptions	(600,000)	(12,850,000)	(150,000)	(1,600,000)
Net Increase (Decrease)	(500,000)	(5,000,000)	(150,000)	(1,600,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® International ETF		Pacer Trendpilot® US Bond ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$1,383,702	$1,539,225	$15,618,765	$15,275,302
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(7,905)	2,055,052	15,968,352	1,270,299
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	4,515,681	20,188,051	(42,021,330)	13,752,423
Net Increase (Decrease) in Net Assets Resulting from Operations	5,891,478	23,782,328	(10,434,213)	30,298,024

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(994,630)	(14,928,907)	(11,952,976)
Total Distributions to Shareholders	—	(994,630)	(14,928,907)	(11,952,976)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,381,520	20,782,070	962,135,660	751,806,520
Payments for Shares Redeemed	—	(63,379,965)	(455,558,020)	(74,527,390)
Transaction Fees (See Note 1)	—	—	—	18,911
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	4,381,520	(42,597,895)	506,577,640	677,298,041
Net Increase (Decrease) in Net Assets	$10,272,998	$(19,810,197)	$481,214,520	$695,643,089

NET ASSETS
Beginning of Period	$131,228,274	$151,038,471	$839,970,142	$144,327,053
End of Period	$141,501,272	$131,228,274	$1,321,184,662	$839,970,142

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	150,000	850,000	34,900,000	27,900,000
Redemptions	—	(2,650,000)	(16,500,000)	(2,900,000)
Net Increase (Decrease)	150,000	(1,800,000)	18,400,000	25,000,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® Fund of Funds ETF		Pacer Global Cash Cows Dividend ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$98,479	$289,076	$2,993,687	$5,590,153
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	341,448	707,838	486,630	(14,382,265)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	2,053,886	6,982,894	(4,846,657)	44,026,422
Net Increase (Decrease) in Net Assets Resulting from Operations	2,493,813	7,979,808	(1,366,340)	35,234,310

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(245,087)	3,609,385	(5,702,135)
Return of Capital	—	—	—	—
Total Distributions to Shareholders	—	(245,087)	3,609,385	(5,702,135)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	19,823,555	21,559,740	25,574,520	3,126,310
Payments for Shares Redeemed	(1,516,875)	(11,944,265)	(20,414,160)	(32,868,725)
Transaction Fees (See Note 1)	—	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	18,306,680	9,615,475	5,160,360	(29,742,415)
Net Increase (Decrease) in Net Assets	$20,800,493	$17,350,196	$184,635	$(210,240)

NET ASSETS
Beginning of Period	$44,728,346	$27,378,150	$135,269,406	$135,479,646
End of Period	$65,528,839	$44,728,346	$135,454,041	$135,269,406

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	650,000	800,000	800,000	100,000
Redemptions	(50,000)	(450,000)	(650,000)	(1,250,000)
Net Increase (Decrease)	600,000	350,000	150,000	(1,150,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Cash Cows 100 ETF		Pacer US Small Cap Cash Cows 100 ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$5,614,770	$5,380,746	$1,177,954	$238,406
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	54,516,188	46,486,167	18,844,731	12,403,913
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(14,149,766)	78,216,603	(16,663,314)	32,162,390
Net Increase (Decrease) in Net Assets Resulting from Operations	45,981,192	130,083,516	3,359,371	44,804,709

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(4,919,370)	(5,246,948)	(1,209,250)	(268,296)
Return of Capital	—	—	—	(74,624)
Total Distributions to Shareholders	(4,919,370)	(5,246,948)	(1,209,250)	(342,920)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	693,667,040	336,649,250	360,184,035	267,545,490
Payments for Shares Redeemed	(216,707,020)	(219,400,055)	(121,238,170)	(54,701,560)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	476,960,020	117,249,195	238,945,865	212,843,930
Net Increase (Decrease) in Net Assets	$518,021,842	$242,085,763	$241,095,986	$257,305,719

NET ASSETS
Beginning of Period	$432,112,604	$190,026,841	$271,839,663	$14,533,944
End of Period	$950,134,446	$432,112,604	$512,935,649	$271,839,663

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	15,800,000	9,400,000	8,300,000	7,400,000
Redemptions	(5,000,000)	(6,650,000)	(2,850,000)	(1,600,000)
Net Increase (Decrease)	10,800,000	2,750,000	5,450,000	5,800,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Developed Markets International Cash Cows 100 ETF		Pacer US Cash Cows Growth ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$413,113	$374,732	$(979)	$9,352
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	490,598	(2,992,117)	320,001	555,630
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(1,728,251)	8,873,845	176,676	312,180
Net Increase (Decrease) in Net Assets Resulting from Operations	(824,540)	6,256,460	495,698	877,162

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(460,062)	(374,692)	(1,138)	(11,770)
Total Distributions to Shareholders	(460,062)	(374,692)	(1,138)	(11,770)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	19,209,275	3,174,460	5,783,500	7,659,260
Payments for Shares Redeemed	(3,253,780)	(9,279,055)	(3,785,320)	(6,047,890)
Transaction Fees (See Note 1)	4,416	116	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	15,959,911	(6,104,479)	1,998,180	1,611,370
Net Increase (Decrease) in Net Assets	$14,675,309	$(222,711)	$2,492,740	$2,476,762

NET ASSETS
Beginning of Period	$20,768,603	$20,991,314	$3,621,094	$1,144,332
End of Period	$35,443,912	$20,768,603	$6,113,834	$3,621,094

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	600,000	100,000	150,000	250,000
Redemptions	(100,000)	(450,000)	(100,000)	(200,000)
Net Increase (Decrease)	500,000	(350,000)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Emerging Markets Cash Cows 100 ETF		Pacer Cash Cows Fund of Funds ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$258,801	$65,319	$32,877	$38,744
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	113,556	190,647	161,542	386,898
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(1,108,076)	476,172	(153,795)	368,195
Net Increase (Decrease) in Net Assets Resulting from Operations	(735,719)	732,138	40,624	793,837

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(259,128)	(51,325)	(37,913)	(39,016)
Return of Capital	—	—	—	—
Total Distributions to Shareholders	(259,128)	(51,325)	(37,913)	(39,016)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,093,140	3,443,130	5,179,260	2,595,360
Payments for Shares Redeemed	(2,635,630)	(1,193,160)	(3,409,180)	(2,719,690)
Transaction Fees (See Note 1)	1,606	4,696	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	5,459,116	2,254,666	1,770,080	(124,330)
Net Increase (Decrease) in Net Assets	$4,464,269	$2,935,479	$1,772,791	$630,491

NET ASSETS
Beginning of Period	$3,891,045	$955,566	$1,671,776	$1,041,285
End of Period	$8,355,314	$3,891,045	$3,444,567	$1,671,776

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	300,000	150,000	150,000	100,000
Redemptions	(100,000)	(50,000)	(100,000)	(100,000)
Net Increase (Decrease)	200,000	100,000	50,000	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer WealthShield ETF		Pacer Benchmark Industrial Real Estate SCTRSM ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$337,863	$274,560	$2,480,196	$1,992,916
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,073,518	13,576,065	7,793,063	7,497,477
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	390,690	1,577,908	32,551,945	33,190,969
Net Increase (Decrease) in Net Assets Resulting from Operations	3,802,071	15,428,533	42,825,204	42,681,362

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(324,501)	(310,992)	(1,497,459)	(2,023,062)
Long-Term Capital Gain	—	—	—	—
Return of Capital	—	—	—	(327,809)
Total Distributions to Shareholders	(324,501)	(310,992)	(1,497,459)	(2,350,871)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	12,909,725	35,612,290	97,170,275	144,392,710
Payments for Shares Redeemed	(8,095,450)	(54,014,295)	(31,177,115)	(32,784,815)
Transaction Fees (See Note 1)	1	—	—	43
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	4,814,276	(18,402,005)	65,993,160	111,607,938
Net Increase (Decrease) in Net Assets	$8,291,846	$(3,284,464)	$107,320,905	$151,938,429

NET ASSETS
Beginning of Period	$48,143,441	$51,427,905	$200,085,877	$48,147,448
End of Period	$56,435,287	$48,143,441	$307,406,782	$200,085,877

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	400,000	1,250,000	2,150,000	4,050,000
Redemptions	(250,000)	(1,900,000)	(700,000)	(900,000)
Net Increase (Decrease)	150,000	(650,000)	1,450,000	3,150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF		Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$10,564,263	$9,443,308	$421,548	$537,502
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	17,652,049	44,426,650	2,232,046	22,538,856
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	37,613,700	81,234,708	103	(253)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,830,012	135,104,666	2,653,697	23,076,105

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(9,392,407)	(9,533,565)	(335,961)	(557,732)
Long-Term Capital Gain	—	—	—
Return of Capital	—	(4,446,515)	—	—
Total Distributions to Shareholders	(9,392,407)	(13,980,080)	(335,961)	(557,732)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	482,503,525	766,413,780	13,183,795	78,034,485
Payments for Shares Redeemed	(44,346,155)	(319,943,095)	—	(94,224,645)
Transaction Fees (See Note 1)	—	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	438,157,370	446,470,685	13,183,795	(16,190,160)
Net Increase (Decrease) in Net Assets	$494,594,975	$567,595,271	$15,501,531	$6,328,213

NET ASSETS
Beginning of Period	$1,119,809,699	$552,214,428	$66,882,591	$60,554,378
End of Period	$1,614,404,674	$1,119,809,699	$82,384,122	$66,882,591

(a) Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	11,800,000	4,050,000	350,000	2,300,000
Redemptions	(1,100,000)	(900,000)	—	(2,900,000)
Net Increase (Decrease)	10,700,000	3,150,000	350,000	(600,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer CSOP FTSE China A50 ETF		Pacer BioThreat Strategy ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$155,243	$166,067	$20,373	$29,096
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(671,780)	477,886	411,392	552,342
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(473,640)	2,611,715	319,001	360,160
Net Increase (Decrease) in Net Assets Resulting from Operations	(990,177)	3,255,668	750,766	941,598

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(152,212)	(20,602)	(29,096)
Return of Capital	—	(2,717)	—	(352)
Total Distributions to Shareholders	—	(154,929)	(20,602)	(29,448)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,373,565	1,246,115	4,715,550	6,545,070
Payments for Shares Redeemed	(3,038,190)	(2,974,140)	(3,042,020)	(2,950,430)
Transaction Fees (See Note 1)	7,688	1,575	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(656,937)	(1,726,450)	1,673,530	3,594,640
Net Increase (Decrease) in Net Assets	$(1,647,114)	$1,374,289	$2,403,694	$4,506,790

NET ASSETS
Beginning of Period	$10,366,636	$8,992,347	$4,506,790	$—
End of Period	$8,719,522	$10,366,636	$6,910,484	$4,506,790

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	50,000	150,000	250,000
Redemptions	(150,000)	(150,000)	(100,000)	(100,000)
Net Increase (Decrease)	(50,000)	(100,000)	50,000	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Large Cap Alternator ETF		Pacer Lunt Midcap Multi Factor Alternator ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Period Ended April 30, 2021 (a)	For the Period Ended October 31, 2021 (Unaudited)	For the Period Ended April 30, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$934,639	$712,468	$99,983	$42,541
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	18,521,125	7,991,935	531,127	5,345,966
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(9,979,650)	19,790,385	(1,628,513)	3,124,756
Net Increase (Decrease) in Net Assets Resulting from Operations	9,476,114	28,494,788	(997,403)	8,513,263

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(754,768)	(689,136)	(82,780)	(42,541)
Return of Capital	—	—	—	(15,796)
Total Distributions to Shareholders	(754,768)	(689,136)	(82,780)	(58,337)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	219,500,730	182,475,575	48,968,700	71,744,085
Payments for Shares Redeemed	(80,782,240)	(79,928,235)	(41,455,510)	(44,979,605)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	138,718,490	102,547,340	7,513,190	26,764,480
Net Increase (Decrease) in Net Assets	$147,439,836	$130,352,992	$6,433,007	$35,219,406

NET ASSETS
Beginning of Period	$130,352,992	$—	$35,219,406	$—
End of Period	$277,792,828	$130,352,992	$41,652,413	$35,219,406

(a)	Fund commenced operations on June 24, 2020. The information presented is from June 24, 2020 to April 30, 2021.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	5,150,000	6,200,000	1,350,000	2,400,000
Redemptions	(1,950,000)	(3,000,000)	(1,150,000)	(1,450,000)
Net Increase (Decrease)	3,200,000	3,200,000	200,000	950,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Large Cap Multi Factor Alternator ETF		Pacer US Export Leaders ETF
	For the Period Ended October 31, 2021 (Unaudited)	For the Period Ended April 30, 2021 (a)	For the Period Ended October 31, 2021 (Unaudited)	For the Period Ended April 30, 2021
OPERATIONS
Net Investment Income (Loss)	$313,786	$186,010	$2,854	$7,012
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	843,160	6,671,002	377,914	307,405
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	8,419,052	1,283,470	(222,558)	435,081
Net Increase (Decrease) in Net Assets Resulting from Operations	9,575,998	8,140,482	158,210	749,498

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(299,820)	(164,989)	(3,007)	(7,574)
Return of Capital	—	—	—	—
Total Distributions to Shareholders	(299,820)	(164,989)	(3,007)	(7,574)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	155,478,745	85,462,130	2,044,300	2,874,230
Payments for Shares Redeemed	(62,165,975)	(50,184,270)	(2,010,390)	(2,852,995)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	93,312,770	35,277,860	33,910	21,235
Net Increase (Decrease) in Net Assets	$102,588,948	$43,253,353	$189,113	$763,159

NET ASSETS
Beginning of Period	$43,253,353	$—	$2,020,562	$1,257,403
End of Period	$145,842,301	$43,253,353	$2,209,675	$2,020,562

(a)	Fund commenced operations on June 24, 2020. The information presented is from June 24, 2020 to April 30, 2021.

(b) Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,950,000	2,650,000	50,000	100,000
Redemptions	(1,600,000)	(1,500,000)	(50,000)	(100,000)
Net Increase (Decrease)	2,350,000	1,150,000	—	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	For the Period Ended October 31, 2021 (Unaudited) (a)	For the Period Ended October 31, 2021 (Unaudited) (a)
OPERATIONS
Net Investment Income (Loss)	$2,426	$7,056
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	249	(9,976)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	96,911	982,108
Net Increase (Decrease) in Net Assets Resulting from Operations	99,586	979,188

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(16,810)	(151,125)
Total Distributions to Shareholders	(16,810)	(151,125)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,025,500	25,033,782
Payments for Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	2,025,500	25,033,782
Net Increase (Decrease) in Net Assets	$2,108,276	$25,861,845

NET ASSETS
Beginning of Period	$—	$—
End of Period	$2,108,276	$25,861,845

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to October 31, 2021.
(b)	Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	50,000	720,000
Redemptions	—	—
Net Increase (Decrease)	50,000	720,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Pacific Asset Floating Rate High Income ETF
	For the Period Ended October 31, 2021 (a) (Unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
OPERATIONS
Net Investment Income (Loss)	$347,236	$896,410	$1,142,713
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	16,693	(23,314)	(66,878)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	(44,905)	1,513,865	(1,259,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	319,024	2,386,961	(183,606)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(266,460)	(953,333)	(1,145,455)
Total Distributions to Shareholders	(266,460)	(953,333)	(1,145,455)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,891,375	2,443,495	—
Payments for Shares Redeemed	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	4,891,375	2,443,495	—
Net Increase (Decrease) in Net Assets	$4,943,939	$3,877,123	$(1,329,061)

NET ASSETS
Beginning of Period	$31,788,190	$27,911,067	$29,240,128
End of Period	$36,732,129	$31,788,190	$27,911,067

(a)	For the period ended July 1, 2021 to October 31, 2021. See Note 1 to Financial Statements.
(b)	Shares of Predecessor Fund converted into Fund Shares at the close of business on October 22, 2021. See Note 1 to the Financial Statements. Summary of capital share transactions is as follows:
	Shares	Shares	Shares
Subscriptions	100,000	50,000	—
Redemptions	—	—	—
Net Increase (Decrease)	100,000	50,000	—

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$36.54		$26.99	$30.56	$28.41	$25.48	$21.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.15		0.25	0.39	0.43	0.37	0.34
Net Realized and Unrealized Gain (Loss) on Investments (b)	3.69		9.65	(3.59)	2.01	2.84	3.52
Total from Investment Operations	3.84		9.90	(3.20)	2.44	3.21	3.86

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.35)	(0.37)	(0.29)	(0.28)	(0.26)
Total Distributions	—		(0.35)	(0.37)	(0.29)	(0.28)	(0.26)
Net Asset Value, End of Period	$40.38		$36.54	$26.99	$30.56	$28.41	$25.48
Total Return	10.51	%(d)	36.86%	-10.71%	8.65%	12.56%	17.72%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,017,156		$1,894,772	$2,403,839	$2,163,990	$921,975	$456,180

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.77	%(e)	0.83%	1.25%	1.43%	1.32%	1.44%
Portfolio Turnover Rate (c)	1	%(d)	6%	5%	162%	12%	7%

(a)	Calculated based on average shares outstanding during the period.
(b)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(c)	Excludes the impact of in-kind transactions.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$35.63		$28.35	$30.95	$30.72	$28.00	$23.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.04		0.09	0.28	0.41	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments (b)	0.53		7.36	(2.45)	0.10	2.66	4.13
Total from Investment Operations	0.57		7.45	(2.17)	0.51	2.93	4.40

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.17)	(0.43)	(0.28)	(0.21)	(0.18)
Total Distributions	—		(0.17)	(0.43)	(0.28)	(0.21)	(0.18)
Net Asset Value, End of Period	$36.20		$35.63	$28.35	$30.95	$30.72	$28.00
Total Return	1.61	%(d)	26.34%	-7.11%	1.66%	10.42%	18.54%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$470,624		$452,474	$540,051	$761,305	$497,590	$281,430

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.24	%(e)	0.30%	0.96%	1.30%	0.91%	1.02%
Portfolio Turnover Rate (c)	8	%(d)	304%	143%	405%	66%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(c)	Excludes the impact of in-kind transactions.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$54.01		$37.91	$36.00	$31.16	$26.32	$21.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	(0.07)		0.01	0.15	0.26	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments (b)	4.17		16.17	1.94	4.73	4.83	4.84
Total from Investment Operations	4.10		16.18	2.09	4.99	4.94	4.95

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.08)	(0.18)	(0.15)	(0.10)	(0.07)
Total Distributions	—		(0.08)	(0.18)	(0.15)	(0.10)	(0.07)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		0.00 (c)	—	—	—	—
Net Asset Value, End of Period	$58.11		$54.01	$37.91	$36.00	$31.16	$26.32
Total Return	7.59	%(e)	42.69%	5.78%	16.04%	18.78%	23.11%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$813,485		$783,124	$739,258	$502,173	$211,906	$73,696

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	-0.26	%(f)	0.01%	0.40%	0.76%	0.38%	0.46%
Portfolio Turnover Rate (d)	1	%(e)	6%	61%	107%	3%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(c)	Represents less than $0.005.
(d)	Excludes the impact of in-kind transactions.
(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$24.33		$23.76	$26.77	$29.66	$27.03	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.32		0.10	0.54	0.74	0.51	0.18
Net Realized and Unrealized Gain (Loss) on Investments (b)	0.67		0.47	(2.61)	(3.16)	2.31	1.88	(c)
Total from Investment Operations	0.99		0.57	(2.07)	(2.42)	2.82	2.06

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		—	(0.94)	(0.47)	(0.19)	—
Total Distributions			—	(0.94)	(0.47)	(0.19)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00	(f)	—	—	—	—	—
Net Asset Value, End of Period	$25.32		$24.33	$23.76	$26.77	$29.66	$27.03
Total Return	4.06	%(g)	2.38%	-8.18%	-8.07%	10.43%	8.25	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$53,163		$54,741	$91,488	$183,379	$158,703	$31,081

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(h)	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	2.55	%(h)	0.43%	2.04%	2.77%	1.69%	0.77%
Portfolio Turnover Rate (e)	3	%(g)	506%	12%	396%	228%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(c)	Includes $0.41 gain derived from contribution from a settlement. See Note 9.
(d)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 8.
(e)	Excludes the impact of in-kind transactions.
(f)	Represents less than $0.005.
(g)	Not annualized.
(h)	Annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$28.22		$23.42	$24.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.29		0.28	0.32
Net Realized and Unrealized Gain (Loss) on Investments (f)	0.97		4.72	(1.55)
Total from Investment Operations	1.26		5.00	(1.23)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.20)	(0.26)
Total Distributions	—		(0.20)	(0.26)
Net Asset Value, End of Period	$29.48		$28.22	$23.42
Total Return	4.46	%(c)	21.46%	-5.08	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$141,501		$131,228	$151,038

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65	%(d)
Net Investment Income (Loss) to Average Net Assets	1.99	%(d)	1.15%	1.26	%(d)
Portfolio Turnover Rate (e)	4	%(c)	161%	39	%(c)

(a)	Commencement of operations on May 02, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$27.45		$25.77	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.38		1.09	0.33
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.53)		1.34	0.72
Total from Investment Operations	(0.15)		2.43	1.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.34)		(0.75)	(0.28)
Total Distributions	(0.34)		(0.75)	(0.28)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		0.00 (g)	—
Net Asset Value, End of Period	$26.96		$27.45	$25.77
Total Return	-0.53	%(c)	9.53%	4.24	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,321,185		$839,970	$144,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	2.74	%(d)	4.04%	2.47	%(d)
Portfolio Turnover Rate (e)	188	%(c)	55%	131	%(c)

(a)	Commencement of operations on October 22, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$29.82		$23.81	$25.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.06		0.22	0.26
Net Realized and Unrealized Gain (Loss) on Investments (h)	1.32		5.96	(1.59)
Total from Investment Operations	1.38		6.18	(1.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.17)	(0.25)
Total Distributions	—		(0.17)	(0.25)
Net Asset Value, End of Period	$31.20		$29.82	$23.81
Total Return	4.65	%(d)	26.02%	-5.37	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$65,529		$44,728	$27,378

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)	0.15%	0.15	%(e)
Net Investment Income (Loss) to Average Net Assets (f)	0.36	%(e)	0.82%	1.03	%(e)
Portfolio Turnover Rate (g)	1	%(d)	29%	6	%(d)

(a)	Commencement of operations on May 3, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excludes the impact of in-kind transactions.
(h)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$31.10		$24.63	$31.19	$30.75	$28.60	$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.67		1.17	1.32	1.21	1.07	0.88
Net Realized and Unrealized Gain (Loss) on Investments (b)	(0.87)		6.51	(6.60)	0.43	2.01	1.26
Total from Investment Operations	(0.20)		7.68	(5.28)	1.64	3.08	2.14

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(1.21)	(1.28)	(1.20)	(0.93)	(0.7)
Total Distributions	—		(1.21)	(1.28)	(1.20)	(0.93)	(0.7)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00	(d)	—	—	—	—	—
Net Asset Value, End of Period	$30.10		$31.10	$24.63	$31.19	$30.75	$28.60
Total Return	-0.65	%(e)	32.05%	-17.32%	5.56%	10.86%	8.03%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$135,454		$135,269	$135,480	$210,505	$173,710	$70,059

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(f)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	4.23	%(f)	4.32%	4.52%	4.00%	3.50%	3.19%
Portfolio Turnover Rate (c)	20	%(e)	76%	91%	74%	76%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(c)	Excludes the impact of in-kind transactions.
(d)	Represents less than $0.005.
(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(a)
Net Asset Value, Beginning of Period	$41.95		$25.17	$29.72	$28.98	$26.13	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.35		0.71	0.77	0.53	0.61	0.13
Net Realized and Unrealized Gain (Loss) on Investments (f)	3.02		16.76	(4.55)	0.67	2.84	1.09
Total from Investment Operations	3.37		17.47	(3.78)	1.20	3.45	1.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.29)		(0.69)	(0.77)	(0.46)	(0.60)	(0.09)
Total Distributions	(0.29)		(0.69)	(0.77)	(0.46)	(0.60)	(0.09)
Net Asset Value, End of Period	$45.03		$41.95	$25.17	$29.72	$28.98	$26.13
Total Return	8.05	%(c)	70.43%	-12.63%	4.28%	13.35%	4.87	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$950,134		$432,113	$190,027	$266,018	$28,981	$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49	%(d)
Net Investment Income (Loss) to Average Net Assets	1.59	%(d)	2.23%	2.73%	1.82%	2.16%	1.37	%(d)
Portfolio Turnover Rate (e)	63	%(c)	104%	85%	122%	101%	36	%(c)

(a)	Commencement of operations on December 16, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$41.82		$20.76	$25.88	$26.17	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.13		0.11	0.27	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.10		21.13	(5.12)	(0.29)	1.38
Total from Investment Operations	1.23		21.24	(4.85)	0.03	1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.13)		(0.14)	(0.27)	(0.32)	(0.27)
Distributions from Return of Capital			(0.04)	—	—	—
Total Distributions	(0.13)		(0.18)	(0.27)	(0.32)	(0.27)
Net Asset Value, End of Period	$42.92		$41.82	$20.76	$25.88	$26.17
Total Return	2.94	%(c)	102.70%	-18.72%	0.20%	6.69	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$512,936		$271,840	$14,534	$50,474	$5,233

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59	%(d)
Net Investment Income (Loss) to Average Net Assets	0.58	%(d)	0.33%	1.11%	1.21%	1.25	%(d)
Portfolio Turnover Rate (e)	60	%(c)	123%	128%	123%	97	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$31.95		$20.99	$27.08	$28.91	$25.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.46		0.66	0.74	0.85	0.60
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.10)		10.98	(6.05)	(2.01)	3.53
Total from Investment Operations	(0.64)		11.64	(5.31)	(1.16)	4.13

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.52)		(0.68)	(0.78)	(0.67)	(0.31)
Total Distributions	(0.52)		(0.68)	(0.78)	(0.67)	(0.31)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.03		0.00 (g)	—	—	—
Net Asset Value, End of Period	$30.82		$31.95	$20.99	$27.08	$28.91
Total Return	-1.96	%(c)	56.41%	-20.04%	-3.92%	16.48	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$35,444		$20,769	$20,991	$33,844	$20,235

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65	%(d)
Net Investment Income (Loss) to Average Net Assets	2.84	%(d)	2.52%	2.96%	3.18%	2.42	%(d)
Portfolio Turnover Rate (e)	30	%(c)	83%	149%	80%	25	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$36.21		$22.89	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)		0.14	0.28
Net Realized and Unrealized Gain (Loss) on Investments (f)	4.57		13.37	(1.90)
Total from Investment Operations	4.56		13.51	(1.62)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.01)		(0.19)	(0.27)
Distributons from Realized Gains	—
Distributions from Return of Capital	—
Total Distributions	(0.01)		(0.19)	(0.27)
Net Asset Value, End of Period	$40.76		$36.21	$22.89
Total Return	12.59	%(c)	59.29%	-6.52	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,114		$3,621	$1,144

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	-0.04	%(d)	0.43%	1.16	%(d)
Portfolio Turnover Rate (e)	55	%(c)	170%	166	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$25.94		$19.11	$24.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.84		0.72	1.05
Net Realized and Unrealized Gain (Loss) on Investments (f)	(2.18)		6.91	(4.81)
Total from Investment Operations	(1.34)		7.63	(3.76)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.74)		(0.85)	(2.08)
Total Distributions	(0.74)		(0.85)	(2.08)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.01		0.05	0.00
Net Asset Value, End of Period	$23.87		$25.94	$19.11
Total Return	-5.25	%(c)	41.19%	-16.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$8,355		$3,891	$956

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.70%	0.70	%(d)
Net Investment Income (Loss) to Average Net Assets	6.47	%(d)	3.12%	4.43	%(d)
Portfolio Turnover Rate (e)	54	%(c)	109%	144	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$33.44		$20.83	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.37		0.55	0.53
Net Realized and Unrealized Gain (Loss) on Investments (h)	1.02		12.56	(4.46)
Total from Investment Operations	1.39		13.11	(3.93)

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.38)		(0.50)	(0.55)
Return of Capital	—		—	(0.00	)(i)
Total Distributions	(0.38)		(0.50)	(0.55)
Net Asset Value, End of Period	$34.45		$33.44	$20.83
Total Return	4.16	%(d)	63.73%	-15.71	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,445		$1,672	$1,041

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)	0.15%	0.15	%(e)
Net Investment Income (Loss) to Average Net Assets (f)	2.10	%(e)	2.09%	2.27	%(e)
Portfolio Turnover Rate (g)	26	%(d)	9%	2	%(d)

(a)	Commencement of operations on May 3, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excludes the impact of in-kind transactions.
(h)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(i)	Less than $0.005

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$32.10		$23.92	$25.02	$25.02	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.21		0.14	0.33	0.38	0.10
Net Realized and Unrealized Gain (Loss) on Investments (f)	2.09		8.20	(1.10)	(0.01)	(0.05)
Total from Investment Operations	2.30		8.34	(0.77)	0.37	0.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.20)		(0.16)	(0.33)	(0.37)	(0.05)
Total Distributions	(0.20)		(0.16)	(0.33)	(0.37)	(0.05)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00	(g)	—	—	—	—
Net Asset Value, End of Period	$34.20		$32.10	$23.92	$25.02	$25.02
Total Return	7.22	%(c)	35.00%	-3.04%	1.43%	0.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$56,435		$48,143	$51,428	$110,078	$62,539

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.29	%(d)	0.53%	1.38%	1.52%	1.04	%(d)
Portfolio Turnover Rate (e)	81	%(c)	227%	676%	542%	131	%(c)

(a)	Commencement of operations on December 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$42.12		$30.09	$29.42	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.46		0.63	0.77	0.65
Net Realized and Unrealized Gain (Loss) on Investments (f)	7.27		12.08	0.52	4.61
Total from Investment Operations	7.73		12.71	1.29	5.26

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.27)		(0.58)	(0.61)	(0.67)
Return of Capital	—		(0.10)	—	—
Long-Term Capital Gain	—		—	(0.01)	—
Total Distributions	(0.27)		(0.68)	(0.62)	(0.67)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		0.00 (g)	—	—
Net Asset Value, End of Period	$49.58		$42.12	$30.09	$29.42
Total Return	18.41	%(c)	42.70%	4.38%	21.62	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$307,407		$200,086	$48,147	$7,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	2.03	%(d)	1.75%	2.40%	2.60	%(d)
Portfolio Turnover Rate (e)	10	%(c)	13%	29%	36	%(c)

(a)	Commencement of operations on May 14, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$38.48		$33.27	$28.36	$24.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.30		0.36	0.54	0.39
Net Realized and Unrealized Gain (Loss) on Investments (f)	2.06		5.39	4.92	3.93
Total from Investment Operations	2.36		5.75	5.46	4.32

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.28)		(0.37)	(0.49)	(0.44)
Long-Term Capital Gain	—		0.00	0.00	0.01
Return of Capital	—		(0.17)	(0.06)	(0.18)
Total Distributions	(0.28)		(0.54)	(0.55)	(0.63)
Net Asset Value, End of Period	$40.56		$38.48	$33.27	$28.36
Total Return	6.13	%(c)	17.46%	19.50%	17.89	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,614,405		$1,119,810	$552,214	$22,691

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.49	%(d)	1.02%	1.70%	1.55	%(d)
Portfolio Turnover Rate (e)	12	%(c)	30%	28%	27	%(c)

(a)	Commencement of operations on May 15, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$37.16		$25.23	$28.16	$25.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.21		0.26	0.50	0.25
Net Realized and Unrealized Gain (Loss) on Investments (g)	1.12		11.95	(3.00)	3.11
Total from Investment Operations	1.33		12.21	(2.50)	3.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.17)		(0.28)	(0.43)	(0.21)
Total Distributions	(0.17)		(0.28)	(0.43)	(0.21)
Net Asset Value, End of Period	$38.32		$37.16	$25.23	$28.16
Total Return (f)	3.57	%(c)	48.66%	-8.80%	13.67	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$82,384		$66,883	$60,554	$7,040

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.08	%(d)	0.89%	1.75%	1.23	%(d)
Portfolio Turnover Rate (e)	118	%(c)	217%	225%	262	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)	Total Return was calculated using the traded NAV due to the rebalancing of the portfolio at April 30, 2021, April 30, 2020 and April 30, 2019.
(g)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020 (a)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net Asset Value, Beginning of Period	$22.74		$16.18	$16.85		$15.30	$16.74	$13.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.34		0.36	(0.07)		0.31	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.62)		6.54	0.15		1.48	(0.59)	3.32
Total from Investment Operations	(1.28)		6.90	0.08		1.79	(0.28)	3.55

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	—		(0.33)	(0.71)		(0.24)	(1.16)	(0.15)
Return of Capital	—		(0.01)	(0.04)		—	—	—
Total Distributions	—		(0.34)	(0.75)		(0.24)	(1.16)	(0.15)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.02		0.00 (g)	—		—	—	—
Net Asset Value, End of Period	$21.48		$22.74	$16.18		$16.85	$15.30	$16.74
Total Return	-5.53	%(c)	42.73%	0.14	%(c)	12.05%	-2.34%	26.94%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$8,720		$10,367	$8,992		$12,740	$9,269	$6,793

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.70%	0.70	%(d)	0.70%	0.70%	0.70%
Net Investment Income (Loss) to Average Net Assets	3.10	%(d)	1.73%	-0.66	%(d)	1.97%	1.84%	1.57%
Portfolio Turnover Rate (e)	30	%(c)	32%	193	%(c)	45%	20%	34%

(a)	For the period October 1, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (Unaudited)		For the Period Ended April 30, 2021 (a)
Net Asset Value, Beginning of Period	$30.05		$24.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.13		0.16
Net Realized and Unrealized Gain (Loss) on Investments (f)	4.51		5.53
Total from Investment Operations	4.64		5.69

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.14)		(0.15)
Distributions from Return of Capital	—		—	(g)
Total Distributions	(0.14)		(0.15)
Net Asset Value, End of Period	$34.55		$30.05
Total Return	15.50	%(c)	23.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,910		$4,507

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.70	%(d)
Net Investment Income (Loss) to Average Net Assets	0.81	%(d)	0.65	%(d)
Portfolio Turnover Rate (e)	9	%(c)	5	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (Unaudited)		For the Period Ended April 30, 2021 (a)
Net Asset Value, Beginning of Period	$40.74		$23.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.29		0.41
Net Realized and Unrealized Gain (Loss) on Investments (f)	2.60		17.16
Total from Investment Operations	2.89		17.57

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.22)		(0.41)
Total Distributions	(0.22)		(0.41)
Net Asset Value, End of Period	$43.41		$40.74
Total Return	7.11	%(c)	74.99	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$277,793		$130,353

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.37	%(d)	1.59	%(d)
Portfolio Turnover Rate (e)	204	%(c)	193	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (Unaudited)		For the Period Ended April 30, 2021 (a)
Net Asset Value, Beginning of Period	$37.07		$23.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.09		0.07
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.86)		13.26
Total from Investment Operations	(0.77)		13.33

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.08)		(0.07)
Distributions from Return of Capital	—		(0.03)
Total Distributions	(0.08)		(0.10)
Net Asset Value, End of Period	$36.22		$37.07
Total Return	-2.09	%(c)	56.04	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$41,652		$35,219

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	0.50	%(d)	0.27	%(d)
Portfolio Turnover Rate (e)	296	%(c)	322	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (Unaudited)		For the Period Ended April 30, 2021 (a)
Net Asset Value, Beginning of Period	$37.61		$24.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.15		0.32
Net Realized and Unrealized Gain (Loss) on Investments (f)	4.07		13.14
Total from Investment Operations	4.22		13.46

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.16)		(0.27)
Total Distributions	(0.16)		(0.27)
Net Asset Value, End of Period	$41.67		$37.61
Total Return	11.25	%(c)	55.41	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$145,842		$43,253

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	0.77	%(d)	1.19	%(d)
Portfolio Turnover Rate (e)	230	%(c)	304	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019 (a)
Net Asset Value, Beginning of Period	$40.41		$25.15	$25.97	$24.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.06		0.14	0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments (f)	3.78		15.27	(0.82)	0.98
Total from Investment Operations	3.84		15.41	(0.66)	1.07

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.06)		(0.15)	(0.16)	(0.08)
Total Distributions	(0.06)		(0.15)	(0.16)	(0.08)
Net Asset Value, End of Period	$44.19		$40.41	$25.15	$25.97
Total Return	9.52	%(c)	61.47%	-2.53%	4.33	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,210		$2,021	$1,257	$1,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	0.27	%(d)	0.43%	0.61%	0.50	%(d)
Portfolio Turnover Rate (e)	32	%(c)	111%	79%	55	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a) (Unaudited)
Net Asset Value, Beginning of Period	$40.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.05
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.95
Total from Investment Operations	2.00

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.34)
Total Distributions	(0.34)
Net Asset Value, End of Period	$42.17
Total Return	4.96	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,108

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.39	%(d)
Portfolio Turnover Rate (e)	2	%(c)

(a)	Commencement of operations on July 12, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a) (Unaudited)
Net Asset Value, Beginning of Period	$34.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.64
Total from Investment Operations	1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.39)
Total Distributions	(0.39)
Net Asset Value, End of Period	$35.92
Total Return	4.84	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$25,862

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.23	%(d)
Portfolio Turnover Rate (e)	2	%(c)

(a)	Commencement of operations on July 12, 2021
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2021(a) (Unaudited)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Period	$48.90		$46.52	$48.73	$48.87	$49.35	$48.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.52		1.47	1.90	2.10	1.78	1.73
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.03)		2.47	(2.20)	(0.15)	(0.63)	0.58
Total from Investment Operations	0.49		3.94	(0.30)	1.95	1.15	2.31

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.41)		(1.56)	(1.91)	(2.09)	(1.63)	(1.69)
Total Distributions	(0.41)		(1.56)	(1.91)	(2.09)	(1.63)	(1.69)
Net Asset Value, End of Period	$48.98		$48.90	$46.52	$48.73	$48.87	$49.35
Total Return	0.99	%(c)	8.63%	-0.70%	4.09%	2.36%	4.78%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$36,732		$31,788	$27,911	$29,240	$29,323	$27,143

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.67	%(d)	0.68%	1.06%	1.63%	1.62%	1.39%
Expenses to Average Net Assets After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	N/A		0.68%	0.86%	1.10%	1.10%	1.10%
Net Investment Income (Loss) to Average Net Assets	3.16	%(d)	3.04%	3.98%	4.31%	3.61%	3.49%
Portfolio Turnover Rate (e)	12	%(c)	35%	48%	70%	73%	52%

(a)	For the period ended July 1, 2021 to October 31, 2021. See Note 1 to Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, SLT, LSLT, PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO’s fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, TRPL which generally consist of 30,000 shares, QDPL which generally consist of 25,000 shares and FLRT which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Prior to January 23, 2020, ALPS Distributors, Inc. acted as the principal underwriter for AFTY. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Pacific Global Senior Loan ETF (FLRT or the “Predecessor Fund”) is the successor to interest and has the same investment objective that was included as a series of another investment company, Pacific Global ETF Trust, and that was advised by Pacific Global Advisors LLC and Sub-Advised by Pacific Asset Management LLC. On October 20, 2021, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into Pacer Pacific Asset Floating Rate High Income ETF, and effective as of the close of business on October 22, 2021, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Pacer Pacific Asset Floating Rate High Income ETF. For financial reporting purposes, assets received and shares issued by FLRT were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of FLRT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by Pacer Pacific Asset Floating Rate High Income ETF in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was June 30. The reporting period ended October 31, 2021 for FLRT is July 1, 2021 through October 31, 2021. Operations prior to October 25, 2021 were for the Predecessor Fund. The net assets were $36,716,030, including $47,406 of net unrealized appreciation,$24,639 of undistributed (accumulated) net investment income, and ($649,269) of undistributed (accumulated) net realized loss and shares outstanding were 750,000, all of which were transferred into the Trust at NAV at the close of business on October 22, 2021.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds, except AFTY which may charge up to a maximum of 8% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	$500	*
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	500	*
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Cboe	250	*
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	2,000	*
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	8,000	*
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500	*

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	$250
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,500
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	250
Pacer US Small Cap Cash Cows 100 ETF	CALF	June 16, 2017	Cboe	250
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,500
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	250
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	250
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500
Pacer Benchmark Industrial Real Estate SCTRSM ETF	INDS	May 14, 2018	NYSE	250
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	SRVR	May 15, 2018	NYSE	250
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500
Pacer CSOP FTSE China A50 ETF	AFTY	March 10, 2015	NYSE	250
Pacer BioThreat Strategy ETF	VIRS	June 24, 2020	Cboe	250
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	250
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	250
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	250
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	250
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	TRPL	July 12, 2021	NYSE	250
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	250
Pacer Pacific Asset Floating Rate High Income ETF	FLRT	February 18, 2015	NYSE	250

*

For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $250 when the Deposit Securities include only U.S. Treasury bills.

The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid-Cap Index	Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified
PTEU	Pacer Trendpilot® European Index	Diversified
PTIN	Pacer Trendpilot® International Index	Non-Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
TRND	Pacer Trendpilot® Fund of Funds Index	Non-Diversified
GCOW	Pacer Global Cash Cows High Dividends 100 Index	Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
BUL	Pacer US Cash Cows Growth Index	Non-Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Non-Diversified
HERD	Pacer Cash Cows Fund of Funds Index	Non-Diversified
PWS	Pacer WealthShield Index	Non-Diversified
INDS	Benchmark Industrial Real Estate SCTRSM Index	Non-Diversified
SRVR	Benchmark Data & Infrastructure Real Estate SCTRSM Index	Non-Diversified
SZNE	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index	Non-Diversified
AFTY	FTSE China A50 Net Total Return Index	Diversified
VIRS	LifeSci BioThreat Strategy Index	Non-Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Non-Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Non-Diversified

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

Ticker	Index	Diversification
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PEXL	US Export Leaders Index	Non-Diversified
TRPL	Metaurus US Large Cap Dividend Multiplier Index – Series 300	Non-Diversified
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400	Non-Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a non-diversified Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2021:

PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,964,419,401	$—	$—	$—	$1,964,419,401
Real Estate Investment Trusts	49,965,635	—	—	—	49,965,635
Short-Term Investments	2,238,592	—	—	—	2,238,592
Investments Purchased with Proceeds from Securities Lending	—	—	—	66,236,144	66,236,144
Total Investments in Securities	$2,016,623,628	$—	$—	$66,236,144	$2,082,859,772

^	See Schedule of Investments for industry breakouts.

PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$240,615,758	$—	$—	$—	$240,615,758
Real Estate Investment Trusts	24,984,381	—	—	—	24,984,381
Short-Term Investments	48,375,103	156,783,470	—	—	205,158,573
Investments Purchased with Proceeds from Securities Lending	—	—	—	67,335,599	67,335,599
Total Investments in Securities	$313,975,242	$156,783,470	$—	$67,335,599	$538,094,311

^	See Schedule of Investments for industry breakouts.

PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$465,628,927	$—	$—	$—	$465,628,927
Short-Term Investments	50,795,176	298,898,558	—	—	349,693,734
Investments Purchased with Proceeds from Securities Lending	—	—	—	10,310,192	10,310,192
Total Investments in Securities	$516,424,103	$298,898,558	$—	$10,310,192	$825,632,853

^	See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$51,397,817	$—	$6,986	$—	$51,404,803
Preferred Stocks	861,318	—	—	—	861,318
Real Estate Investment Trusts	370,902	—	—	—	370,902
Short-Term Investments	119,290	—	—	—	119,290
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,679,123	6,679,123
Total Investments in Securities	$52,749,327	$—	$6,986	$6,679,123	$59,435,436

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTEU(a)	Balance as of 4/30/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2021
Common Stocks	$ 7,265	$ —	$ (279)	$ —	$ —	$ —	$ —	$ 6,986

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,986	Last Trade Price	Stale Data	4.80 EUR

(a)	Table presents information for one security, which has been valued at 4.80 EUR throughout the period.

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$132,335,208	$—		$—	$132,335,208
Preferred Stocks	707,313	—	—	—	707,313
Real Estate Investment Trusts	1,032,961	—	—	—	1,032,961
Exchange Traded Funds	6,857,285	—	—	—	6,857,285
Short-Term Investments	204,400	—	—	—	204,400
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,653,842	6,653,842
Total Investments in Securities	$141,137,167	$—	$—	$6,653,842	$147,791,009

^	See Schedule of Investments for country breakouts.

PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$1,301,037,447	$—	$—	$1,301,037,447
Short-Term Investments	4,937,966	—	—	—	4,937,966
Investments Purchased with Proceeds from Securities Lending	—	—	—	345,897,645	345,897,645
Total Investments in Securities	$4,937,966	$1,301,037,447	$—	$345,897,645	$1,651,873,058

^	See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

TRND

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$65,487,387	$—	$—	$—	$65,487,387
Short-Term Investments	49,439	—	—	—	49,439
Total Investments in Securities	$65,536,826	$—	$—	$—	$65,536,826

GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$134,627,912	$—	$—	$—	$134,627,912
Real Estate Investment Trusts	—	—	—	—	—
Short-Term Investments	115,504	—	—	—	115,504
Investments Purchased with Proceeds from Securities Lending	—	—	—	18,658,940	18,658,940
Total Investments in Securities	$134,743,416	$—	$—	$18,658,940	$153,402,356

^	See Schedule of Investments for country breakouts.

COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$931,756,909	$—	$—	$—	$931,756,909
Real Estate Investment Trusts	15,852,429	—	—	—	15,852,429
Short-Term Investments	1,729,280	—	—	—	1,729,280
Investments Purchased with Proceeds from Securities Lending	—	—	—	145,394,629	145,394,629
Total Investments in Securities	$949,338,618	$—	$—	$145,394,629	$1,094,733,247

^	See Schedule of Investments for industry breakouts.

CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$499,020,075	$—	$—	$—	$499,020,075
Real Estate Investment Trusts	13,715,415	—	—	—	13,715,415
Short-Term Investments	273,979	—	—	—	273,979
Investments Purchased with Proceeds from Securities Lending	—	—	—	154,675,918	154,675,918
Total Investments in Securities	$513,009,469	$—	$—	$154,675,918	$667,685,387

^	See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$35,220,387	$—	$—	$—	$35,220,387
Short-Term Investments	177,147	—	—	—	177,147
Investments Purchased with Proceeds from Securities Lending	—	—	—	801,934	801,934
Total Investments in Securities	$35,397,534	$—	$—	$801,934	$36,199,468

^	See Schedule of Investments for country breakouts.

BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$6,109,739	$—	$—	$—	$6,109,739
Short-Term Investments	5,440	—	—	—	5,440
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,217,976	1,217,976
Total Investments in Securities	$6,115,179	$—	$—	$1,217,976	$7,333,155

^	See Schedule of Investments for industry breakouts.

ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$7,852,752	$—	$—	$—	$7,852,752
Preferred Stocks	448,797	—	—	—	448,797
Short-Term Investments	29,113	—	—	—	29,113
Total Investments in Securities	$8,330,662	$—	$—	$—	$8,330,662

^	See Schedule of Investments for country breakouts.

HERD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$3,441,056	$—	$—	$—	$3,441,056
Short-Term Investments	3,967	—	—	—	3,967
Total Investments in Securities	$3,445,023	$—	$—	$—	$3,445,023

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$45,436,035	$—	$—	$—	$45,436,035
Real Estate Investment Trusts	10,920,031	—	—	—	10,920,031
Contingent Value Rights	—	—	2,886	—	2,886
Short-Term Investments	79,768	—	—	—	79,768
Investments Purchased with Proceeds from Securities Lending	—	—	—	8,168,584	8,168,584
Total Investments in Securities	$56,435,834	$—	$2,886	$8,168,584	$64,607,304

^	See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2021
Contingent Value Rights	$ 2,886	$ —	$ —	$ —	$ —	$ —	$ —	$ 2,886

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$2,886	Acquisition Price	Stale Data	$0.46

(a)	Table presents information for one security, which has been valued at $0.46 throughout the period.

INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$306,753,293	$—	$—	$—	$306,753,293
Short-Term Investments	603,746	—	—	—	603,746
Investments Purchased with Proceeds from Securities Lending	—	—	—	20,263,470	20,263,470
Total Investments in Securities	$307,357,039	$—	$—	$20,263,470	$327,620,509

^	See Schedule of Investments for industry breakouts.

SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$335,956,250	$—	$—	$—	$335,956,250
Real Estate Investment Trusts	1,277,746,714	—	—	—	1,277,746,714
Short-Term Investments	818,974	—	—	—	818,974
Investments Purchased with Proceeds from Securities Lending	—	—	—	183,211,916	183,211,916
Total Investments in Securities	$1,614,521,938	$—	$—	$183,211,916	$1,797,733,854

^	See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$82,256,873	$—	$—	$—	$82,256,873
Short-Term Investments	173,417	—	—	—	173,417
Total Investments in Securities	$82,430,290	$—	$—	$—	$82,430,290

^	See Schedule of Investments for industry breakouts.

AFTY

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$8,710,456	$—	$—	$—	$8,710,456
Short-Term Investments	7,601	—	—	—	7,601
Total Investments in Securities	$8,718,057	$—	$—	$—	$8,718,057

^	See Schedule of Investments for industry breakouts.

VIRS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$6,897,704	$—	$—	$—	$6,897,704
Short-Term Investments	11,481	—	—	—	11,481
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,133,416	1,133,416
Total Investments in Securities	$6,909,185	$—	$—	$1,133,416	$8,042,601

^	See Schedule of Investments for industry breakouts.

ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$269,645,886	$—	$—	$—	$269,645,886
Real Estate Investment Trusts	7,255,774	—	—	—	7,255,774
Short-Term Investments	358,188	—	—	—	358,188
Investments Purchased with Proceeds from Securities Lending	—	—	—	22,435,006	22,435,006
Total Investments in Securities	$277,259,848	$—	$—	$22,435,006	$299,694,854

^	See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$39,898,883	$—	$—	$—	$39,898,883
Real Estate Investment Trusts	1,733,460	—	—	—	1,733,460
Short-Term Investments	22,470	—	—	—	22,470
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,806,880	11,806,880
Total Investments in Securities	$41,654,813	$—	$—	$11,806,880	$53,461,693

^	See Schedule of Investments for industry breakouts.

PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$140,569,252	$—	$—	$—	$140,569,252
Real Estate Investment Trusts	5,104,344	—	—	—	5,104,344
Short-Term Investments	180,569	—	—	—	180,569
Investments Purchased with Proceeds from Securities Lending	—	—	—	14,937,333	14,937,333
Total Investments in Securities	$145,854,165	$—	$—	$14,937,333	$160,791,498

^	See Schedule of Investments for industry breakouts.

PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,208,657	$—	$—	$—	$2,208,657
Real Estate Investment Trusts	—	—	—	—	—
Short-Term Investments	1,319	—	—	—	1,319
Investments Purchased with Proceeds from Securities Lending	—	—	—	390,955	390,955
Total Investments in Securities	$2,209,976	$—	$—	$390,955	$2,600,931

^	See Schedule of Investments for industry breakouts.

TRPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$1,906,761	$—	$—	$—	$1,906,761
Real Estate Investment Trusts	49,586	—	—	—	49,586
Short-Term Investments	48,557	—	—	—	48,557
Total Investments in Securities	$2,004,904	$—	$—	$—	$2,004,904
Other Financial Instruments (a)
Futures Contracts	$3,258	$—	$—	$—	$3,258

^	See Schedule of Investments for industry breakouts.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

QDPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$22,557,575	$—	$—	$—	$22,557,575
Real Estate Investment Trusts	577,240	—	—	—	577,240
Short-Term Investments	2,203,641	—	—	—	2,203,641
Total Investments in Securities	$25,338,456	$—	$—	$—	$25,338,456
Other Financial Instruments (a)
Futures Contracts	$22,644	$—	$—	$—	$22,644

^	See Schedule of Investments for industry breakouts.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

FLRT

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Bank Loans	$—	$30,497,670	$—	$—	$30,497,670
Corporate Bonds	—	4,665,752	—	—	4,665,752
Asset-Backed Securities	—	900,000	—	—	900,000
Closed-End Funds	26,784	—	—	—	26,784
Total Investments in Securities	$26,784	$36,063,422	$—	$—	$36,090,206

^ See Schedule of Investments for industry breakouts.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2021, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in each of the Fund’s 2021 tax returns. During the year/period ended April 30, 2021, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for PTLC, PTMC, PTNQ, PTEU, PTIN, TRND, and AFTY, are declared and paid on an annual basis. GCOW, COWZ, CALF, ICOW, PWS, PEXL, INDS, SRVR, SZNE, BUL, ECOW, HERD, PTBD, VIRS, ALTL, PAMC, PALC, TRPL, QDPL and FLRT are declared and paid on a quarterly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the Cboe, Nasdaq and/or NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTLC	$(105,999,239)	$105,999,239
PTMC	(6,114,536)	6,114,536
PTNQ	(214,330,345)	214,330,345
PTEU	866,107	(866,107)
PTIN	(460,246)	460,246
PTBD	(1,348,214)	1,348,214
TRND	(1,330,672)	1,330,672
GCOW	1,308,897	(1,308,897)
COWZ	(65,397,666)	65,397,666
CALF	(14,576,234)	14,576,234
ICOW	2,934,364	(2,934,364)
BUL	(612,289)	612,289
ECOW	(247,910)	247,910
HERD	(377,443)	377,443
PWS	(9,533,205)	9,533,205
INDS	(7,826,894)	7,826,894
SRVR	(5,6270,952)	56,270,952
SZNE	(21,538,511)	21,538,511
AFTY	2,717	(2,717)
VIRS	(555,609)	555,609
ALTL	(9,934,309)	9,934,309

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PAMC	$(6,376,506)	$6,376,506
PALC	(7,003,569)	7,003,569
PEXL	(249,073)	249,073

During the fiscal year/period ended April 30, 2021, the Funds’ realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

PTLC	$20,171,913
PTMC	3,136,169
PTNQ	7,132,089
PTEU	678,689
PTIN	—
PTBD	21,857,267
TRND	357,516
GCOW	3,155,085
COWZ	60,979,914
CALF	33,869,571
ICOW	881,143
BUL	470,248
ECOW	210,906
HERD	213,706
PWS	2,123,868
INDS	9,406,108
SRVR	12,156,823
SZNE	—
AFTY	—
VIRS	460,492
ALTL	22,468,124
PAMC	4,947,937
PALC	5,616,361
PEXL	378,356
FLRT	—	(a)

(a)	For the period ended July 1, 2021 to October 31, 2021.

TRPL and QDPL commenced operations after April 30, 2021.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Annual Rate of Average Daily Net Assets
PTLC	0.60%
PTMC	0.60%
PTNQ	0.65%
PTEU	0.65%
PTIN	0.65%
PTBD	0.60%
TRND	0.15%
GCOW	0.60%
COWZ	0.49%
CALF	0.59%
ICOW	0.65%
BUL	0.60%
ECOW	0.70%
HERD	0.15%
PWS	0.60%
INDS	0.60%
SRVR	0.60%
SZNE	0.60%
AFTY	0.70%
VIRS	0.70%
ALTL	0.60%
PAMC	0.60%
PALC	0.60%
PEXL	0.60%
TRPL	0.79%
QDPL	0.79%
FLRT*	0.60%

For the period July 1, 2021 to October 22, 2021, the Predecessor Fund was obligated to pay Pacific Global Advisors LLC 0.68% at an annual rate of average daily net assets.*

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Investment Advisory, LLC (“Vident”) serves as the sub-adviser to PTBD, CSOP serves as the sub-adviser to AFTY, Metaurus Advisors, LLC, (“Metaurus”) serves as the sub-adviser to TRPL and QDPL and Pacific Asset Management LLC (“Pacific Asset”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Vident, CSOP, Metaurus and Pacific Asset are paid by the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and CSOP (the “Sub-Advisory Agreement”), CSOP is responsible for trading portfolio securities on behalf of AFTY, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of AFTY’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to AFTY, CSOP is compensated by the Adviser from the management fees paid by AFTY to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for trading portfolio securities on behalf of PTBD, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of PTBD’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

Pusuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for trading portfolio securities on behalf of TRPL and QDPL, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of TRPL and QDPL respective Indexes, subject to the supervision of the Adviser and the Board. For the services it provides to TRPL and QDPL, Metaurus is compensated by the Adviser from the management fees paid by TRPL and QDPL to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset (the “Sub-Advisory Agreement”), Pacific Asset is responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Pacific Asset is compensated by the Adviser from the management fees paid by FLRT to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended October 31, 2021.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2021, the Funds in following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended October 31, 2021, the Funds (excluding TRND, HERD, AFTY, TRPL, QDPL and FLRT) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2021.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTLC	$66,236,144
PTMC	67,335,599
PTNQ	10,310,192
PTEU	6,679,123
PTIN	6,653,842
PTBD	345,897,645
TRND	—
GCOW	18,658,940
COWZ	145,394,629
CALF	154,675,918
ICOW	801,934
BUL	1,217,976
ECOW	—
HERD	—
PWS	8,168,584
INDS	20,263,470
SRVR	183,211,916
SZNE	—
AFTY	—
VIRS	1,133,416
ALTL	22,435,006
PAMC	11,806,880
PALC	14,937,333
PEXL	390,955
TRPL	—
QDPL	—
FLRT	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – DERIVATIVES TRANSACTIONS

The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

The following table represents a summary of the value of derivative instruments as of October 31, 2021 and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2021:

TRPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2021

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$103,267

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2021 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$0	Equity Contracts - Futures	$3,258

QDPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2021

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$522,644

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2021 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$0	Equity Contracts - Futures	$22,644

The average monthly value of long futures during the period ended October 31, 2021 in TRPL was $2,753. The average monthly value of long futures during the period ended October 31, 2021 in QDPL was $11,758.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2021:

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
TRPL
Futures Contracts
Morgan Stanley, LLC	$103,267	$—	$103,267	$103,267	$—	$—
QDPL
Futures Contracts
Morgan Stanley, LLC	$522,644	$—	$522,644	$522,644	$—	$—

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PTLC
Securities Lending	$66,236,144	$—	$66,236,144	$66,236,144	$—	$—
PTMC
Securities Lending	67,335,599	—	67,335,599	67,335,599	—	—
PTNQ
Securities Lending	10,310,192	—	10,310,192	10,310,192	—	—
PTEU
Securities Lending	6,679,123	—	6,679,123	6,679,123	—	—
PTIN
Securities Lending	6,653,842	—	6,653,842	6,653,842	—	—
PTBD
Securities Lending	345,897,645	—	345,897,645	345,897,645	—	—
GCOW
Securities Lending	18,658,940	—	18,658,940	18,658,940	—	—
COWZ
Securities Lending	145,394,629	—	145,394,629	145,394,629	—	—
CALF
Securities Lending	154,675,918	—	154,675,918	154,675,918	—	—
ICOW
Securities Lending	801,934	—	801,934	801,934	—	—
BUL
Securities Lending	1,217,976	—	1,217,976	1,217,976	—	—
PWS
Securities Lending	8,168,584	—	8,168,584	8,168,584	—	—
INDS
Securities Lending	20,263,470	—	20,263,470	20,263,470	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
SRVR
Securities Lending	$183,211,916	$—	$183,211,916	$183,211,916	$—	$—
VIRS
Securities Lending	1,133,416	—	1,133,416	1,133,416	—	—
ALTL
Securities Lending	22,435,006	—	22,435,006	22,435,006	—	—
PAMC
Securities Lending	11,806,880	—	11,806,880	11,806,880	—	—
PALC
Securities Lending	14,937,333	—	14,937,333	14,937,333	—	—
PEXL
Securities Lending	390,955	—	390,955	390,955	—	—

NOTE 9 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2021, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
PTLC	$20,981,428	$83,064,647	$1,818,208	$72,835,657	$—	$—
PTMC	36,877,267	30,995,962	17,150,627	10,787,690	—	—
PTNQ	10,563,606	24,249,393	2,997,374	17,917,831	—	—
PTEU	2,460,559	5,483,962	—	3,760,648	—	—
PTIN	11,188,905	5,056,497	4,281,779	—	—	—
PTBD	3,040,512,277	2,535,355,237	955,463,203	453,392,077	1,364,353,881	1,363,248,299
TRND	20,536,495	2,152,440	19,811,462	1,511,664	—	—
GCOW	53,805,299	48,728,723	25,107,060	20,586,437	—	—
COWZ	1,133,061,229	652,962,623	687,512,189	216,161,553	—	—
CALF	607,526,189	364,504,540	359,112,434	121,045,129	—	—
ICOW	27,599,581	11,703,914	17,808,973	3,243,887	—	—
BUL	8,402,905	6,370,161	5,754,357	3,777,393	—	—
ECOW	12,372,394	6,948,791	5,814,524	2,611,048	—	—
HERD	5,934,880	4,172,839	5,180,377	3,379,309	—	—
PWS	54,092,530	49,215,151	11,329,516	8,101,558	—	—
INDS	121,740,169	54,983,097	96,835,900	31,065,945	—	—
SRVR	647,392,413	206,421,299	450,880,986	43,988,733	—	—
SZNE	103,672,463	90,168,423	13,099,099	—	—	—
AFTY	2,894,985	3,324,880	—	—	—	—
VIRS	5,149,515	3,478,194	4,690,483	3,029,554	—	—
ALTL	537,735,525	399,240,111	218,009,584	81,374,652	—	—
PAMC	163,098,225	155,496,375	48,688,052	41,064,576	—	—
PALC	348,391,261	255,070,989	153,793,692	62,168,378	—	—
PEXL	2,716,107	2,681,580	2,040,511	2,005,565	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
TRPL	$1,899,893	$36,635	$—	$—	$—	$—
QDPL	22,363,887	177,385	20,331,458	—	—	—
FLRT	8,900,211	3,670,651	—	—	—	—

During the fiscal year ended April 30, 2017, PTEU accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2021	Purchases	Sales	Balance October 31, 2021
BUL	9,252	36,238	(27,756)	17,734
CALF	8,142	25,798	(18,404)	15,536
COWZ	7,989	32,086	(24,767)	15,308
GCOW	10,508	31,941	(19,754)	22,695
ICOW	10,384	31,289	(19,874)	21,799

	Period Ended October 31, 2021
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
BUL	$723,483	$211	$49,012	$29,820
CALF	666,805	2,022	65,840	(82,975)
COWZ	689,472	4,707	67,333	(39,877)
GCOW	683,347	17,365	(20,026)	(18,150)
ICOW	677,949	10,916	(618)	(42,612)
Total	3,441,056	35,221	161,541	(153,794)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.

The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S.Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	S&P U.S. High Yield Corporate Bond Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2021	Purchases	Sales	Balance October 31, 2021
PTBD	319,645	157,290	(7,228)	469,707
PTIN	314,720	142,204	(14,317)	442,607
PTLC	249,757	105,766	(21,758)	333,765
PTMC	250,800	113,708	(5,317)	359,191
PTNQ	166,100	71,363	(9,566)	227,897

	Period Ended October 31, 2021
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTBD	$12,667,998	$139,361	$7,680	$(254,052)
PTIN	13,083,463	—	57,991	421,037
PTLC	13,480,768	—	128,389	998,920
PTMC	13,009,898	—	38,233	187,325
PTNQ	13,245,260	—	109,156	700,656
Total	65,487,387	139,361	341,449	2,053,886

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 11 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2021 were as follows:

	PTLC	PTMC	PTNQ	PTEU	PTIN
Tax cost of investments	$1,509,206,703	$519,491,633	$900,976,808	$57,278,390	$132,155,003
Gross tax unrealized appreciation	492,546,380	73,138,437	144,660,548	8,101,972	22,333,257
Gross tax unrealized depreciation	(8,034,284)	(2,870,512)	(24,995,687)	(6,606,935)	(4,207,564)
Net tax unrealized appreciation (depreciation)	484,512,096	70,267,925	119,664,861	1,495,037	18,125,693
Undistributed ordinary income	4,577,920	—	—	26,527	1,096,029
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	4,577,920	—	—	26,527	1,096,029
Other accumulated (loss)	(470,553,930)	(94,991,443)	(26,905,250)	(48,401,976)	(9,251,548)
Total accumulated gain (loss)	$18,536,086	$(24,723,518)	$92,759,611	$(46,880,412)	$9,970,174

	PTBD	TRND	GCOW	COWZ	CALF
Tax cost of investments	$869,270,948	$38,936,196	$154,745,832	$426,730,943	$314,926,441
Gross tax unrealized appreciation	20,563,153	5,907,979	12,710,402	65,422,227	35,674,096
Gross tax unrealized depreciation	(3,958,396)	(110,536)	(8,406,987)	(7,749,335)	(7,935,817)
Net tax unrealized appreciation (depreciation)	16,604,757	5,797,443	4,303,415	57,672,892	27,738,279
Undistributed ordinary income	3,362,778	37,969	1,054,591	428,529	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	3,362,778	37,969	1,054,591	428,529	—
Other accumulated (loss)	(874,781)	(573,173)	(30,272,079)	(58,228,306)	(14,738,829)
Total accumulated gain (loss)	$19,092,754	$5,262,239	$(24,914,073)	$(126,885)	$12,999,450

	ICOW	BUL	ECOW	HERD	PWS
Tax cost of investments	$20,527,747	$3,688,333	$3,782,737	$1,524,484	$48,599,838
Gross tax unrealized appreciation	3,203,042	290,301	427,738	147,873	5,486,790
Gross tax unrealized depreciation	(746,019)	(84,462)	(198,206)	(375)	(1,487,479)
Net tax unrealized appreciation (depreciation)	2,457,023	205,839	229,532	147,498	3,999,311
Undistributed ordinary income	131,090	—	36,981	4,466	13,644
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	131,090	—	36,981	4,466	13,644
Other accumulated (loss)	(4,802,073)	(232,880)	(99,165)	—	(18,186,656)
Total accumulated gain (loss)	$(2,213,960)	$(27,041)	$167,348	$151,964	$(14,173,701)

	INDS	SRVR	SZNE	AFTY	VIRS
Tax cost of investments	$177,857,299	$1,129,999,014	$73,616,724	$8,388,865	$5,079,194
Gross tax unrealized appreciation	31,837,017	132,944,297	—	2,331,891	486,319
Gross tax unrealized depreciation	(2,134,659)	(29,241,906)	(7,242)	(354,756)	(128,890)
Net tax unrealized appreciation (depreciation)	29,702,358	103,702,391	(7,242)	1,977,135	357,429
Undistributed ordinary income	—	—	2,860	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	2,860	—	—
Other accumulated (loss)	(1,542,991)	(11,392,083)	(14,028,946)	(681,201)	(888)
Total accumulated gain (loss)	$28,159,367	$92,310,308	$(14,033,328)	$1,295,934	$356,541

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

	ALTL	PAMC	PALC	PEXL
Tax cost of investments	$121,065,077	$37,472,178	$49,028,218	$2,041,357
Gross tax unrealized appreciation	20,112,845	3,397,595	1,673,122	395,806
Gross tax unrealized depreciation	(385,720)	(480,814)	(604,032)	(34,654)
Net tax unrealized appreciation (depreciation)	19,727,125	2,916,781	1,069,090	361,152
Undistributed ordinary income	23,332	—	21,021	55
Undistributed long-term gain	—	—	—	—
Total distributable earnings	23,332	—	21,021	55
Other accumulated (loss)	(1,879,114)	(838,361)	(118,187)	(184,959)
Total accumulated gain (loss)	$17,871,343	$2,078,420	$971,924	$176,248

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2021 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2021, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
PTLC	$219,496,018	$251,057,912	Indefinite
PTMC	87,498,800	7,451,121	Indefinite
PTNQ	19,170,119	7,051,203	Indefinite
PTEU	39,646,200	8,767,332	Indefinite
PTIN	9,253,171	—	Indefinite
PTBD	874,781	—	Indefinite
TRND	385,316	187,857	Indefinite
GCOW	12,098,067	18,183,729	Indefinite
COWZ	33,960,327	24,267,980	Indefinite
CALF	11,880,633	2,858,196	Indefinite
ICOW	2,653,309	2,152,107	Indefinite
BUL	230,786	—	Indefinite
ECOW	50,235	48,909	Indefinite
HERD	—	—	Indefinite
PWS	18,186,656	—	Indefinite
INDS	1,542,991	—	Indefinite
SRVR	11,392,083	—	Indefinite
SZNE	14,028,946	—	Indefinite
AFTY	648,012	30,704	Indefinite
VIRS	888	—	Indefinite
ALTL	1,879,114	—	Indefinite
PAMC	838,361	—	Indefinite
PALC	118,187	—	Indefinite
PEXL	152,458	32,501	Indefinite

At April 30, 2021, PTMC, PTNQ, AFTY and BUL deferred on a tax basis, post-December ordinary late-year losses of $41,522, $683,928, $2,485 and $2,094, respectively. None of the Funds deferred on a tax basis post-October capital losses.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2021 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$—	$—	$—
PTMC	—	—	—
PTNQ	—	—	—
PTEU	—	—	—
PTIN	—	—	—
PTBD	14,928,907	—	—
TRND	—	—	—
GCOW	3,609,385	—	—
COWZ	4,919,370	—	—
CALF	1,209,250	—	—
ICOW	460,062	—	—
BUL	1,138	—	—
ECOW	259,128	—	—
HERD	37,913	—	—
PWS	324,501	—	—
INDS	1,497,459	—	—
SRVR	9,392,407	—	—
SZNE	335,961	—	—
AFTY	—	—	—
VIRS	20,602	—	—
ALTL	754,768	—	—
PAMC	82,780	—	—
PALC	299,820	—	—
PEXL	3,007	—	—
TRPL	16,810	—	—
QDPL	151,125	—	—
FLRT	266,460	—	—

(a)	For the period ended July 1, 2021 to October 31, 2021.

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2021 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$20,840,884	$—	$—
PTMC	2,277,219	—	—
PTNQ	1,304,636	—	—
PTEU	—	—	—
PTIN	994,630	—	—
PTBD	11,952,976	—	—
TRND	245,087	—	—
GCOW	5,702,135	—	—
COWZ	5,246,948	—	—
CALF	268,296	—	74,624
ICOW	374,692	—	—
BUL	11,770	—	—
ECOW	51,325	—	—
HERD	39,016	—	—
PWS	310,992	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

	Ordinary Income	Capital Gains	Return of Capital
INDS	$2,023,062	$—	$327,809
SRVR	9,533,565	—	4,446,515
SZNE	557,732	—	—
AFTY	152,212	—	2,717
VIRS	29,096	—	352
ALTL	689,136	—	—
PAMC	42,541	—	15,796
PALC	164,989	—	—
PEXL	7,574	—	—

NOTE 13 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

NOTE 14 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On December 22, 2021, the following Funds declared distributions from ordinary income to shareholders of record as of December 27, 2021, Payable December 30, 2021, as follows:

	Ordinary Income	Per Share Amount
PTLC	$15,230,923	0.30522892
PTMC	541,281	0.04418621
PTEU	787,274	0.38403610
PTIN	3,379,160	0.68962449
PTBD	9,571,999	0.19655029
GCOW	1,229,952	0.28274759
COWZ	7,236,692	0.27833431
CALF	13,817,289	0.98694922
ICOW	212,807	0.11822612
ECOW	89,732	0.25637715
PWS	92,574	0.05610546
INDS	2,026,227	0.26144865
SRVR	4,286,653	0.11206936
SZNE	245,058	0.10428000
AFTY	155,777	0.38379874
VIRS	9,358	0.03743200
ALTL	670,714	0.09315473
PAMC	57,205	0.04576400
PALC	237,128	0.05269512
PEXL	1,397	0.02794000
FLRT	301,460	0.42459155

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

On December 23, 2021, the following Funds declared distributions from ordinary income to shareholders of record as of December 28, 2021, Payable December 31, 2021, as follows:

	Ordinary Income	Per Share Amount
TRND	$640,806	0.29127546
HERD	27,082	0.27082000

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of each Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains

For the fiscal year/period ended April 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
PTLC	96.00%	100.00%	0.00%
PTMC	98.86%	98.86%	0.00%
PTNQ	100.00%	100.00%	0.00%
PTEU	0.00%	0.00%	0.00%
PTIN	100.00%	7.36%	0.00%
PTBD	0.00%	0.00%	0.00%
TRND	68.92%	50.30%	0.00%
GCOW	100.00%	28.18%	0.00%
COWZ	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
ICOW	100.00%	0.00%	0.00%
BUL	100.00%	100.00%	0.00%
ECOW	63.09%	0.00%	0.00%
HERD	90.00%	33.31%	0.00%
PWS	94.64%	94.39%	0.00%
INDS	0.75%	0.09%	0.00%
SRVR	13.34%	12.03%	0.00%
SZNE	100.00%	100.00%	0.00%
AFTY	100.00%	0.00%	0.00%
VIRS	100.00%	100.00%	0.00%
ALTL	97.43%	78.64%	0.00%
PAMC	100.00%	100.00%	0.00%
PALC	100.00%	100.00%	0.00%
PEXL	100.00%	100.00%	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	—	—	—	—

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTIN	$237,920	$237,066	$0.05	$0.05
PTBD	—	—	—	—
TRND	10,150	10,150	0.01	0.01
GCOW	6,693,148	347,972	1.54	0.08
COWZ	—	—	—	—
CALF	—	—	—	—
ICOW	523,458	52,187	0.81	0.08
BUL	—	—	—	—
ECOW	89,850	9,976	0.60	0.07
HERD	2,654	2,654	0.05	0.05
PWS	—	—	—	—
INDS	—	—	—	—
SRVR	—	—	—	—
SZNE	—	—	—	—
AFTY	259,331	25,990	0.57	0.06
VIRS	—	—	—	—
ALTL	—	—	—	—
PAMC	—	—	—	—
PALC	—	—	—	—
PEXL	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held meetings on June 28, 2021 and September 15, 2021 (the “Meetings”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (TRPL), Pacer Metaurus US Large Cap Dividend

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Multiplier 400 ETF (QDPL), Pacer Trendpilot US Bond ETF (PTBD), Pacer CSOP FTSE China ETF (AFTY) and the Pacer Pacific Asset Floating Rate High Income ETF (FLRT) and the proposed approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Metaurus Advisors, LLC, Vident Investment Advisory, LLC, CSOP Asset Management Limited, and Pacific Asset Management, LLC (the “Sub-Advisors”) with respect to TRPL, QDPL, PTBD, AFTY and FLRT, respectively. Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds”. Each of the aforementioned meetings is referred to as a “Meeting” and, together, as the “Meetings”.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreements on behalf of the respective Funds at the Meetings, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisors, as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement and the respective Sub-Advisory Agreements for the Funds at the Meetings, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisors such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds. At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for each Fund; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the respective Fund; (3) the Advisor’s and Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor is prepared to provide to each Fund under consideration; (5) the advisory fee payable by each Fund to the Advisor for its services and the sub-advisory fee payable to the respective Sub-Advisors by the Advisor under its respective Sub-Advisory Agreement; (6) certain comparative information regarding each Fund’s expenses and performance (as applicable) relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisors. Representatives from the Advisor and the Sub-Advisors presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s and the Sub-Advisors’ services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreements.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreements at the Meetings, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to the respective Fund or Funds (as applicable); (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Funds; (iii) the cost and benefits, including the fee paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to each Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the respective Funds are set forth below.

TRPL and QDPL

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and proposed investment strategy, and each of the Advisor’s and Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that the Sub-Advisor would have assets allocated to it by the Advisor and considered the proposed Sub-Advisor’s ability to ensure compliance with each Fund’s strategies, policies, and limitations. The Trustees also considered the successful performance of the Sub-Advisor in managing investment products with investment strategies similar to the investment strategy of each Fund. In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such relates to the operation of each Fund. Finally, the Board considered the selection and due diligence process employed by the Advisor in proposing the Sub-Advisor to each Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Based on its review, the Board determined that each of the Advisor and the Sub-Advisor is capable of providing all necessary advisory and sub-advisory services required by each Fund, as indicated by the Advisor’s and Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to comparable funds managed by other investment advisers (each a “Peer Group”) and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as each Fund. The Board also considered other services provided to the Funds by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of each Fund with the expense ratios of the ETFs and other funds in each Fund’s Peer Group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisory Advisory Services to be Provided to the Funds. The Board noted that the sub-advisory fees paid to the Sub-Advisor would be paid by the Advisor and would not be additional fees to be borne by each Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to the Sub-Advisor, the Board evaluated the compensation and benefits proposed or likely to be received by the Sub-Advisor from the Advisor relating to each Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Funds may grow in the future.

PTBD

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed Fund’s investment goal and investment strategy, and each of the Advisor’s and Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that the Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered the successful performance of the Sub-Advisor in managing the Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. They discussed the personnel changes at the Sub-Advisor and considered the quality of the professionals brought in to replace such personnel. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such relates to the operation of the Fund.

Based on its review, the Board determined that each of the Advisor and the Sub-Advisor is capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to the Peer Group and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund. The Board also considered

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

other services provided to the Fund by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of the Fund with the expense ratios of the Peer Group. The Board compared Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of the Sub-Advisory Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to the Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future.

AFTY

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and each of the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that the Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered the successful performance of the Sub-Advisor in managing the Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such relates to the operation of the Fund.

Based on its review, the Board determined that each of the Advisor and the Sub-Advisor is capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to the Peer Group and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund. The Board also considered other services provided to the Fund by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Peer Group. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of the Sub-Advisory Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to the Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future.

FLRT

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed Fund’s investment goal and investment strategy, and each of the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered the successful performance of the Sub-Advisor in managing the predecessor fund to the Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such relates to the operation of the Fund.

Based on its review, the Board determined that each of the Advisor and Sub-Advisor is capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the predecessor fund to the Fund relative to the Peer Group and other products managed by the Advisor and Sub-Advisor with similar investment objectives and strategies as the Fund. The Board also considered other services provided to the Fund by the Advisor and Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and Sub-Advisor, respectively.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Peer Group. The Board compared Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and Sub-Advisor as the assets of the Fund may grow in the future.

Overall Findings and Conclusions of the Board

Based on its deliberations and its evaluation of the information described above as it relates to each Fund, at the Meetings, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to each Fund are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to each Fund by the respective Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to each Fund; and (f) agreed to approve the Sub-Advisory Agreement as to each Fund. In its deliberations at the Meetings, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Trust’s liquidity risk management program is tailored to reflect its particular risks, but not to eliminate all adverse impacts of liquidity risk.

The Investment Adviser to the Trust has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Funds it advises.

On June 28, 2021, the Trustees of Pacer Funds Trust reviewed and considered a written report prepared by the program administrator of the Funds’ Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation. In considering the report, the Trustees noted that the Program Administrator has determined that several of the funds within the Pacer Funds Trust are deemed “In-Kind” in accordance with Rule 22e-4. They then confirmed with the Program Administrator that no material changes were made to the Program, and reviewed all of the material features of the Program to ensure that they understand how the Program is designed to assess and manage the risk that the Funds within the Trust could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors in the Funds. Following this review and discussion,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

the Trustees determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively assess the Program and its implementation, and that they are comfortable with the report’s conclusion that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, and that the Program has operated as intended during the past year.

NOTE 7 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)	43	Director, First Cornerstone Bank (2000-2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	43	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	43	None
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	43	None
Officers who are not Trustees:
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)	N/A	None
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005), Vice President, Pacer Financial, Inc. (since 2004)	N/A	None

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Justin Dausch Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2021	Director, Vigilant, since 2017; Compliance Associate; HSBC (investment banking company), 2015-2017	N/A	None

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

NOTE 8 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP (“Deloitte”) was the principal accountant for FLRT while the Fund was part of a different trust. On October 22, 2021, Sanville & Company was engaged as principal accountants for the Fund as a series of the Trust. During the most recent period ended June 30, 2021, there were no: (1) disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events. The audit report of Deloitte on the financial statements of FLRT as of and for the period ended June 30, 2021 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

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Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355

Index Provider

Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

Benchmark Investments, LLC
1115 Broadway, 12th Floor
New York, NY 10010

CFRA
One New York Plaza, 34th Floor
New York, NY 10004

LifeSci Index Partners, LLC
250 W 55th St, Suite 16b
New York, NY 10019

Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111

FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP

S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041

Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong

Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030

Pacific Asset Management LLC
840 Newport Center Drice, 7th Fl
Newport Beach, CA 92660

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

 1

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Furnished herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	12/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	12/30/2021

By (Signature and Title)	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date	12/30/2021

* Print the name and title of each signing officer under his or her signature.

3